As filed with the Securities and Exchange Commission on April 28, 2010.

                                                     Registration No. 333-148421
                                                              File No. 811-08260

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [x]
                       Pre-Effective Amendment No.     [_]
                       Post-Effective Amendment No. 3  [x]

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [x]
                             Amendment No. 42                          [x]

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                          CUNA MUTUAL INSURANCE SOCIETY
                               (Name of Depositor)
                             5910 Mineral Point Road
                               Madison, WI 53705
              (Address of Depositor's Principal Executive Offices)
                  Depositor's Telephone Number: (319) 352-4090

                             Kerry A. Jung, Esquire
                          CUNA Mutual Insurance Society
                             5910 Mineral Point Road
                                Madison, WI 53705
               (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.
[x] on May 1, 2010 pursuant to paragraph (b) of Rule 485.
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485.
[ ] on (date) pursuant to paragraph (a)(i) of Rule 485.

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Units of interest in a Variable Account under individual flexible premium deferred variable annuity contracts.

PROSPECTUS                                                           MAY 1, 2010

          =============================================================
                           MEMBERS(R) VARIABLE ANNUITY
              A FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                          CUNA MUTUAL INSURANCE SOCIETY
          =============================================================

In this Prospectus, you will find information you should know before investing. Please read it carefully and keep it for future reference. The Contract is available to individuals and retirement plans, including plans that qualify for special federal tax treatment under the Code. The Contract is supported by the assets of the CUNA Mutual Variable Annuity Account ("Variable Account"), a separate account of CUNA Mutual Insurance Society ("we", "our" or "us"), which is divided into Subaccounts that each invest in a Fund. We no longer issue new Contracts.

The Owner ("you") may allocate purchase payments and Contract Values to either:
(1) one or more of the Subaccounts of the Variable Account, or (2) to the Guaranteed Interest Option, or (3) to both. The investment performance of the mutual fund portfolios underlying the Subaccounts you select will affect the Contract value to the Annuity Date, except for amounts you invest in the Guaranteed Interest Option and will affect the size of variable annuity payments after the annuity date. You bear the entire investment risk on any amounts you allocate to the Variable Account.

Each Subaccount of the Variable Account invests solely in a corresponding portfolio of one of the following funds, each an open-end management investment company registered with the Securities and Exchange Commission ("SEC"):


ULTRA SERIES FUND                     AIM VARIABLE INSURANCE FUNDS(INVESCO              PANORAMA SERIES FUND, INC.
Conservative Allocation Fund             VARIABLE INSURANCE FUNDS)                      Oppenheimer International Growth
Moderate Allocation Fund              Invesco V.I. Global Real Estate Fund (f/k/a          Fund(R)/VA
Aggressive Allocation Fund               AIM V.I. Global Real Estate Fund)
Money Market Fund                                                                       PIMCO VARIABLE INSURANCE TRUST
Bond Fund                             FRANKLIN TEMPLETON VARIABLE INSURANCE             CommodityRealReturn(R) Strategy
High Income Fund                         PRODUCTS TRUST                                    Portfolio
Diversified Income Fund               Franklin High Income Securities Fund              Total Return Portfolio
Large Cap Value Fund                  Franklin Income Securities Fund                   Global Bond Portfolio (Unhedged)
Large Cap Growth Fund                 Mutual Global Discovery Securities Fund
Mid Cap Fund (f/k/a Mid Cap              (f/k/a Mutual Discovery Securities Fund)       VAN KAMPEN LIFE INVESTMENT TRUST
   Value Fund)                                                                          Van Kampen Life Investment Trust
Small Cap Fund (f/k/a Small Cap       OPPENHEIMER VARIABLE ACCOUNT FUNDS                   Mid Cap Growth Portfolio(1)
   Value Fund)                        Oppenheimer Main Street Small Cap Fund(R)/VA      Van Kampen Life Investment Trust
International Stock Fund              Oppenheimer Main Street Fund(R)/VA                   Growth and Income Portfolio(1)

(1)If Proposed mergers are approved and consummated, the Van Kampen Life Investment Trust Mid Cap Growth and Van Kampen Life Investment Trust Growth and Income Portfolios will merger into the Invesco Van Kampen V.I. Mid Cap Growth and Invesco Van Kampen V.I. Growth and Income Funds, respectively, both new series of AIM Variable Insurance Funds(Invesco Variable Insurance Funds).


The Statement of Additional Information ("SAI") contains additional information about the Contract and the Variable Account. You will find its table of contents on the last page of this Prospectus. The SAI has been filed with the SEC and is incorporated by reference. You may obtain a copy of the SAI dated May 1, 2010, free of charge by contacting us at the address or telephone number shown above. Additionally, the SEC maintains a website at http://www.sec.gov that contains the SAI and other information.


This Prospectus is accompanied by a current prospectus for the Ultra Series Fund, AIM Variable Insurance Funds(Invesco Variable Insurance Funds), Franklin Templeton Variable Insurance Products Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust and Van Kampen Life Investment Trust.


CUNA Brokerage Services, Inc. ("CBSI") serves as principal underwriter and distributor of the Contract. More information about CBSI is available at http://www.finra.org through Financial Industry Regulatory Authority, Inc.'s ("FINRA") BrokerCheck online tool or by calling 1-800-289-9999.

INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. UNLIKE CREDIT UNION AND BANK ACCOUNTS, CONTRACT VALUE INVESTED IN THE VARIABLE ACCOUNT IS NOT INSURED. VARIABLE CONTRACT VALUE IS NOT DEPOSITED IN OR GUARANTEED BY ANY CREDIT UNION OR BANK AND IS NOT GUARANTEED BY ANY GOVERNMENT AGENCY.

THE SEC HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


                                                                           Page
DEFINITIONS ................................................................  1

EXPENSE TABLES .............................................................  3
  Owner Transaction Expenses ...............................................  3
  Periodic Charges other than Fund Expenses ................................  3
  Range of Expenses for the Funds ..........................................  4
  Examples of Maximum Charges ..............................................  4

SUMMARY ....................................................................  5
  The Contract .............................................................  5
  Charges and Deductions ...................................................  6
  Annuity Provisions .......................................................  7
  Federal Tax Status .......................................................  7

CUNA MUTUAL INSURANCE SOCIETY, THE CUNA MUTUAL VARIABLE ANNUITY ACCOUNT,
AND THE UNDERLYING FUNDS ...................................................  7
  CUNA Mutual Insurance Society ............................................  7
  CUNA Mutual Variable Annuity Account .....................................  7
  The Funds ................................................................  7
  Availability of the Funds ................................................ 10
  Servicing Fees ........................................................... 10
  Resolving Material Conflicts ............................................. 11
  Addition, Deletion, or Substitution of Investments ....................... 11

DISTRIBUTION OF THE CONTRACT ............................................... 11
  Issuance of a Contract ................................................... 12
  Purchase Payments ........................................................ 12
  Right to Examine ......................................................... 13
  Allocation of Purchase Payments .......................................... 13
  Variable Contract Value .................................................. 13
  Transfer Privileges ...................................................... 14
  Surrenders and Partial Withdrawals ....................................... 18
  Contract Loans ........................................................... 19
  Death Benefit Before the Annuity Date .................................... 20
  Death Benefit After the Annuity Date ..................................... 21
  Annuity Payments on the Annuity Date ..................................... 21
  Payments ................................................................. 22
  Modification ............................................................. 22
  Reports to Owners ........................................................ 22
  Change of Address Notification ........................................... 22
  Inquiries ................................................................ 23

THE GUARANTEED INTEREST OPTION ............................................. 23
  Category 1 ............................................................... 23
  Category 2 ............................................................... 25
  Category 3 ............................................................... 26

CHARGES AND DEDUCTIONS ..................................................... 26
  Surrender Charge (Contingent Deferred Sales Charge) ...................... 26
  Annual Contract Fee ...................................................... 26

  Asset-Based Administration Charge ........................................ 26
  Transfer Processing Fee .................................................. 28
  Duplicate Contract Charge ................................................ 28
  Mortality and Expense Risk Charge ........................................ 28
  Loan Interest Charge ..................................................... 28
  Executive Benefits Plan Endorsement Charge ............................... 28
  Change of Annuitant Endorsement .......................................... 28
  Income Payment Increase Endorsement ...................................... 28
  Fund Expenses ............................................................ 29
  Premium Taxes ............................................................ 29
  Other Taxes .............................................................. 29

ANNUITY PAYMENT OPTIONS .................................................... 29
  Election of Annuity Payment Options ...................................... 29
  Fixed Annuity Payments ................................................... 30
  Variable Annuity Payments ................................................ 31
  Description of Annuity Payment Options ................................... 31

FEDERAL TAX MATTERS ........................................................ 32
  Introduction ............................................................. 32
  Tax Status of the Contract ............................................... 33
  Taxation of Annuities .................................................... 33
  Transfers, Assignments, or Exchanges of a Contract ....................... 35
  Withholding .............................................................. 35
  Multiple Contracts ....................................................... 35
  Taxation of Qualified Plans .............................................. 35
  Possible Charge for our Taxes ............................................ 35
  Other Tax Consequences ................................................... 37
  Foreign Tax Credits ...................................................... 37

DISTRIBUTION OF THE CONTRACTS .............................................. 38

LEGAL PROCEEDINGS .......................................................... 38

VOTING RIGHTS .............................................................. 39

COMPANY HOLIDAYS ........................................................... 39

FINANCIAL STATEMENTS ....................................................... 39

FINANCIAL HIGHLIGHTS ....................................................... 40

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS ......................S-1

                                   DEFINITIONS
================================================================================

ACCUMULATION UNIT
A unit of measure used to calculate Variable Contract Value.

ADJUSTED CONTRACT
The Contract Value less applicable premium tax not yet deducted, less a pro-rated portion of the Value annual Contract fee, plus or minus any applicable interest adjustment, and (for Annuity Payment Option 1) less any applicable surrender charges as of the Annuity Date.

ANNUITANT
The person or persons whose life (or lives) determines the annuity payment benefits payable under the Contract and whose death determines the death benefit. The maximum number of joint Annuitants is two and provisions referring to the death of an Annuitant mean the death of the last surviving Annuitant.

ANNUITY DATE
The date when the Adjusted Contract Value will be applied under an Annuity Payment Option, if the Annuitant is still living.

ANNUITY PAYMENT OPTION
The form of annuity payments selected by the Owner under the Contract.

ANNUITY UNIT
A unit of measure used to calculate variable annuity payments.

BENEFICIARY
The person to whom the proceeds payable on the death of an Annuitant will be paid.

CONTRACT
MEMBERS Variable Annuity.

CONTRACT ANNIVERSARY
The same date in each Contract Year as the Contract Date.

CONTRACT DATE
The date set forth on the specifications page of the Contract which is used to determine Contract Years and Contract Anniversaries.

CONTRACT YEAR
A twelve-month period beginning on the Contract Date or on a Contract
Anniversary.

CONTRACT VALUE
The total amount invested under the Contract. It is the sum of the Variable Contract Value, the Guaranteed Interest Option Value and the balance of the Loan Account.

DCA ONE YEAR GUARANTEE PERIOD
A Dollar Cost Averaging One Year Guarantee Period described in the Section entitled THE GUARANTEED INTEREST OPTION.

DUE PROOF OF DEATH
Proof of death satisfactory to us. Such proof may consist of the following if acceptable to us:

       (a) a certified copy of the death record;
       (b) a certified copy of a court decree reciting a finding of death;
       (c) any other proof satisfactory to us.

FUND
An investment portfolio of any open-end management investment company or unit investment trust in which a Subaccount invests.

GENERAL ACCOUNT
Our assets other than those allocated to the Variable Account or any other of our separate accounts.

GUARANTEE AMOUNT
Any portion of Guaranteed Interest Option Value allocated to a particular Guarantee Period with a particular expiration date (including interest thereon) less any withdrawals there from.

GUARANTEE PERIOD
A choice under the Guaranteed Interest Option of a specific number of years for which we agree to credit a particular effective annual interest rate.

GUARANTEED INTEREST OPTION
An allocation option under the Contract funded by our General Account. It is neither part of nor dependent upon the investment performance of the Variable Account.

GUARANTEED INTEREST OPTION VALUE
The value of the Contract in the Guaranteed Interest Option.

LOAN ACCOUNT
For any Contract, a portion of our General Account to which Contract Value is transferred to provide collateral for any loan taken under the Contract.

LOAN AMOUNT
Except on a Contract Anniversary, the Contract Value in the Loan Account plus any interest charges accrued on such Contract Value up to that time. On a Contract Anniversary, the Loan Amount equals the balance of the Loan Account.

MAILING ADDRESS
2000 Heritage Way, Waverly, IA 50677.

NET PURCHASE PAYMENT
A purchase payment less any premium taxes deducted from purchase payments.

NON-QUALIFIED CONTRACT
A contract that is not a "Qualified Contract."

OWNER
The person(s) ("you") who own(s) the Contract and who is (are) entitled to exercise all rights and privileges provided in the Contract.

PAYEE
The Annuitant(s) during the annuity period.

QUALIFIED CONTRACT
A contract that is issued in connection with retirement plans that qualify for special federal income tax treatment under Section(s) 401, 403(b), 408, 408A or 457(b) of the Code.

SUBACCOUNT
A subdivision of the Variable Account, the assets of which are invested in a corresponding underlying Fund.

SURRENDER VALUE
The Contract Value plus the value of any paid-up annuity additions plus or minus any applicable interest adjustment, less any applicable surrender charges, premium taxes not previously deducted, and the annual Contract fee and Loan Amount.

VALUATION DAY
For each Subaccount, each day that the New York Stock Exchange is open for business except for days that the Subaccount's corresponding Fund does not value its shares.

VALUATION PERIOD
The period beginning at the close of regular trading on the New York Stock Exchange on any Valuation Day and ending at the close of regular trading on the next succeeding Valuation Day.

VARIABLE CONTRACT VALUE
The value of the Contract in the Variable Account.

WRITTEN REQUEST
A request in writing and in a form satisfactory to us signed by the Owner and received at our Mailing Address. A Written Request may also include a telephone or fax request for specific transactions that are made as allowed under the terms of an executed telephone or fax authorization, with original signature, on file at our Mailing Address. We may also accept a surrender request properly submitted by fax or e-mail by your registered representative in connection with the purchase of another contract issued by us.

                                 EXPENSE TABLES
================================================================================

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and charges that you will pay at the time that you buy the Contract, take a loan from the Contract, make partial withdrawals from or fully surrender the Contract, or transfer Contract Value between the Subaccounts and/or the Guaranteed Interest Option. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES

------------------------------------------------------------------------------------------------------------------
Sales Load on Purchase Payments                          None
------------------------------------------------------------------------------------------------------------------
Maximum Surrender Charge (Contingent Deferred
Sales Charge) as a percentage of purchase payments
surrendered or withdrawn                                 7%*
------------------------------------------------------------------------------------------------------------------
Transfer Processing Fee                                  $10 per transfer after 12 in a year (currently waived)**
------------------------------------------------------------------------------------------------------------------
Duplicate Policy Charge                                  $30 for each duplicate contract
------------------------------------------------------------------------------------------------------------------
Loan Interest Spread                                     3.50%***
------------------------------------------------------------------------------------------------------------------
Charges for optional endorsements
------------------------------------------------------------------------------------------------------------------
Executive Benefits Plan Endorsement                      $150****
------------------------------------------------------------------------------------------------------------------
Change of Annuitant Endorsement                          $150*****
------------------------------------------------------------------------------------------------------------------
Income Payment Increase Endorsement                      $150******
------------------------------------------------------------------------------------------------------------------
Research Fee                                             $50
------------------------------------------------------------------------------------------------------------------

*The surrender charge declines to 0% after the purchase payment has been in the Contract for seven years.
** We only charge this fee after the first 12 transfer each Contract Year. We currently do not impose this fee.
***The Loan Interest Spread is the difference between the amount of interest we charge you for a loan (at an effective annual rate of 6.50%) and the amount of interest we credit to the Loan Account (currently, an effective annual rate 4.50%, guaranteed to be at least an effective annual rate of 3.00)%. The current loan interest spread is 2.00%.
****We only charge this fee if we waive surrender charges under this endorsement during the first two Contract Years. We currently do not impose this fee. *****Generally, there is no charge for this endorsement; however, if the Owner exercises the rights under this endorsement during the first two Contract Years, we may charge up to $150 for the endorsement.
******Currently there is no charge for this endorsement; however, we may charge up to $150 for the endorsement.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

PERIODIC CHARGES OTHER THAN FUND EXPENSES

--------------------------------------------------------------------------------------------------------------------
Annual Contract Fee                                                            $30 per Contract Year*
--------------------------------------------------------------------------------------------------------------------
Variable Account Annual Expenses
  (as a percentage of average Variable Contract Value):
--------------------------------------------------------------------------------------------------------------------
  Asset-Based Administration Charge                                            0.15%
--------------------------------------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                            1.25%
--------------------------------------------------------------------------------------------------------------------
Total Variable Account Annual Expenses                                         1.40%
--------------------------------------------------------------------------------------------------------------------

       *This fee is currently waived if the Contract Value is $25,000 or more.

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for the Funds.

RANGE OF EXPENSES FOR THE FUNDS


-----------------------------------------------------------------------------------------------------------
                                                                                  Minimum          Maximum
-----------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses (total of all expenses that are deducted
  from Fund assets, including management fees, and other expenses)                 0.49%            1.42%
-----------------------------------------------------------------------------------------------------------


The expenses used to prepare this table were provided to us by the Fund(s). The expenses reflect the highest and lowest actual expenses incurred for the year ended December 31, 2009, rounded to the nearest 100th of one percent. Current or future expenses may be greater or less than those shown. The table showing the range of expenses for the portfolios takes into account the expenses of several Ultra Series Fund allocation portfolios that are "fund of funds." A "fund of funds" portfolio typically allocates its assets, within predetermined percentage ranges, among certain other fund portfolios, including exchange traded funds (each such portfolio an "Acquired Fund"). Each "fund of funds" has its own set of operating expenses, as does each of the portfolios in which it invests. In determining the range of portfolio expenses, we took into account the information received from the Ultra Series Fund on the combined actual expenses for each of the "fund of funds" and the portfolios in which it invests. (The combined expense information includes the pro rata portion of the fees and expenses incurred indirectly by a Ultra Series Fund allocation portfolio as a result of its investment in shares of one or more Acquired Funds.) See the prospectus for the Ultra Series Fund for a presentation of the applicable Acquired Fund fees and expenses.

EXAMPLES OF MAXIMUM CHARGES

The Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Examples show the maximum costs of investing in the Contract, including Owner surrender charges, the Annual Contract Fee, Variable Account Annual Expenses and the maximum Annual Fund Operating Expenses.

The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender the Contract (or you annuitize the Contract under Annuity Payment Option 1) at the end of the applicable time period:


------------------------------------------------------
1 year          3 years       5 years       10 years
------------------------------------------------------
 $924           $1,351        $1,803         $3,233
------------------------------------------------------


(2) If you do not surrender your Contract (or you do not annuitize the Contract under Annuity Payment Option 2-4) at the end of the applicable time period:


------------------------------------------------------
1 year          3 years       5 years       10 years
------------------------------------------------------
 $294            $901         $1,533         $3,233
------------------------------------------------------


The Examples do not reflect transfer processing fees, premium taxes (which may range up to 3.5%, depending on the jurisdiction) or interest rate adjustments to net Purchase Payments allocated to the Guaranteed Interest Option. The Examples also reflect the annual Contract fee of $30, after being converted to a percentage.

In addition, certain Funds may impose a redemption fee of no more than 2% of the amount of Fund shares redeemed. We may be required to implement a Fund's redemption fee. The redemption fee will be assessed against your Contract Value. For more information, please see each Fund's prospectus.

The Examples are illustrations and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.

                                     SUMMARY
================================================================================

The following summarizes information which is described in more detail later in the prospectus.

THE CONTRACT

Issuance of a Contract. We issue Contracts to individuals or in connection with retirement plans that may or may not qualify for special federal tax treatment under the Code. (See DESCRIPTION OF THE CONTRACT, Issuance of a Contract.) Neither you nor the Annuitant may be older than age 85 on the Contract Date.


"Right to Examine" Period. You have the right to cancel the Contract by Written Request to an agent or us at our Mailing Address within 10 days after you receive it. If you cancel the Contract, it will become void. We will refund to you the Contract Value as of the date we received the Written Request in good order at our Mailing Address plus any premium taxes deducted. You are subject to market risk during the "right to examine" period unless state law requires return of purchase payments. You may get back more or less than aggregate purchase payments you have made during this period. If required by state law and greater than Contract Value, we will instead return the purchase payment(s) to you. (See DESCRIPTION OF THE CONTRACT, Right to Examine.) We may require you to return the Contract.


Purchase Payments. The minimum amount required to purchase a Contract depends upon several factors. Generally, you must make payments totaling $5,000 within the first 12 months of the Contract. Certain Qualified Contracts, Section 1035 contracts, and Contracts sold to employees have lower minimum purchase amounts. Unless you pay the minimum purchase amount in full at the time of application, an automatic purchase payment plan must be established resulting in the minimum purchase amount being paid before the end of the first 12 months of the Contract. The minimum purchase payment is $100, unless the payment is made through an automatic purchase payment plan, in which case the minimum is $25. (See DESCRIPTION OF THE CONTRACT, Purchase Payments.)

Allocation of Purchase Payments. You may allocate purchase payments to one or more of the Subaccounts of the Variable Account or to the Guaranteed Interest Option or to both. An allocation to a Subaccount must be in whole percentages and be at least 1% of the purchase payment. An allocation to the Guaranteed Interest Option must be at least $1,000 (lesser amounts received will be allocated to the Ultra Series Money Market Class I Subaccount). Each Subaccount invests solely in a corresponding underlying Fund. The investment performance of the Fund(s) will affect the Subaccount in which you invest your money and your Contract Value. We will credit interest to amounts in the Guaranteed Interest Option at a guaranteed minimum rate of 3% per year, or a higher current interest rate declared by us. (See DESCRIPTION OF THE CONTRACT, Allocation of Purchase Payments.)

Transfers. On or before the Annuity Date, you may transfer all or part of the Contract Value between Subaccount(s) or the Guaranteed Interest Option, subject to certain restrictions.

Transfers to the Guaranteed Interest Option must be at least $1,000 (lesser amounts received will be allocated to the Ultra Series Money Market Class I Subaccount). Transfers are not allowed to the DCA One Year Guarantee Period. Except for the DCA One Year Guarantee Period, you may only transfer amount(s) out of the Guaranteed Interest Option during the 30 days prior to the expiration of a Guarantee Period. You may transfer amount(s) from the DCA One Year Guarantee Period throughout its Guarantee Period. No fee is charged for transfers, but we may charge $10 for each transfer over 12 during a Contract Year. (See DESCRIPTION OF THE CONTRACT, Transfer Privilege.)

Partial Withdrawal. By Written Request to us on or before the Annuity Date, you may withdraw part of your Contract's Surrender Value, subject to certain limitations. (See DESCRIPTION OF THE CONTRACT, Surrender and Partial Withdrawals.)

Surrender. By Written Request to us, you may surrender the Contract and receive its Surrender Value. (See DESCRIPTION OF THE CONTRACT, Surrender and Partial Withdrawals.)

Replacement of an Existing Contract. It may not be in your best interest to surrender, lapse, change, or borrow from an existing life insurance policy or annuity contract in connection with the purchase of the Contract. Before doing so, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, and under this Contract there will be a new surrender charge period, other charges may be higher, and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise).

CHARGES AND DEDUCTIONS

The Contract contains the following charges and deductions:

Surrender Charge (Contingent Deferred Sales Charge). There are no sales charges deducted at the time purchase payments are made. However, a surrender charge is deducted when you surrender or partially withdraw purchase payment(s) within seven years of their being paid.

The surrender charge is 7% of the amount of the payment withdrawn or surrendered within one year of having been paid. The surrender charge decreases by 1% for each full year that has passed since the payment was made. There is no surrender charge for withdrawing or surrendering Contract Value in excess of the total purchase payments received or on purchase payments that are more than seven years old. (See CHARGES AND DEDUCTIONS, Surrender Charge (Contingent Deferred Sales Charge).)

Subject to certain restrictions, for the first partial withdrawal (or surrender) in each Contract Year, 10% of total purchase payments subject to a surrender charge may be surrendered or withdrawn without a surrender charge. (See CHARGES AND DEDUCTIONS, Surrender Charge.) The surrender charge also may be waived in certain circumstances as provided in the Contracts.

For purposes of calculating surrender charges, withdrawals (or surrenders) are considered to come first from contract value in excess of remaining purchase payments, then from remaining purchase payments not subject to surrender charge on a first in first out basis. Next an amount equal to 10% of purchase payments subject to surrender charges is available without surrender charges and is taken by withdrawing payments subject to surrender charge on a first in first out basis until the 10% amount is exhausted. Finally the remaining payments that are subject to surrender charge are withdrawn beginning with the oldest remaining payment.

Annual Contract Fee. The Contract has an annual Contract fee of $30. (This fee is waived if the Contract Value is $25,000 or more.) Before the Annuity Date, we deduct this fee from the Contract Value on each Contract Anniversary (or upon surrender of the Contract). After the Annuity Date, we deduct this fee from variable annuity payments made to you. A pro-rated portion of the fee is deducted upon annuitization of a Contract. (See CHARGES AND DEDUCTIONS, Annual Contract Fee.)

Mortality and Expense Risk Charge. We deduct a daily mortality and expense risk charge to compensate us for assuming certain mortality and expense risks. The charge is deducted from the Variable Account at a rate of 0.003425% per day which is an annual rate of 1.25% (approximately 0.85% for mortality risk and 0.40% for expense risk). (See CHARGES AND DEDUCTIONS, Mortality and Expense Risk Charge.)

Asset-Based Administration Charge. We deduct a daily administration charge to compensate us for certain expenses we incur in administering the Contract. The charge is deducted from the Variable Account at an annual rate of 0.15%. (See CHARGES AND DEDUCTIONS, Asset-Based Administration Charge.)

Premium Taxes. We pay any state or local premium taxes applicable to a Contract:
(a) from purchase payments as they are received, (b) from Contract Value upon surrender or partial withdrawal, (c) upon application of adjusted Contract Value to an Annuity Payment Option, or (d) upon payment of a death benefit. We may deduct premium taxes at the time we pay such taxes. This charge ranges from 0% to 3.50%. (See CHARGES AND DEDUCTIONS, Premium Taxes.)

Rider Charges. We may charge a fee, not to exceed $150, for each partial withdrawal or surrender if we waive surrender charges under the Executive Benefits Plan Endorsement during the first two Contract Years.

In addition, we may charge up to $150 if the Owner exercises rights under the Change of Annuitant Endorsement in the first two contract years. We also may charge up to $150 for the Income Payment Endorsement.

Transfer Processing Fee. Currently no fee is charged for transfers. However, we may charge $10 for the 13th transfer and each additional transfer during a Contract Year.

Duplicate Policy Charge. You can obtain a summary of your Contract at no charge. There will be a $30 charge for each duplicate Contract. In addition, a Written Request is needed to request a duplicate contract.

Fund Expenses. The Funds also charge annual Fund expenses at the ranges shown in the expense table.

Research Fee. We may charge you a fee of up to $50 when you request information that is duplicative of information previously provided to you and requires extensive research.

ANNUITY PROVISIONS
You select the Annuity Date. For Non-Qualified Contracts, the Annuity Date must be on or prior to the later of (1) the Contract Anniversary following the Annuitant's 85th birthday. You may change the Annuity Date as described in DESCRIPTION OF THE CONTRACT, Annuity Payments on the Annuity Date.

On the Annuity Date, the Adjusted Contract Value will be applied to an Annuity Payment Option, unless you choose to receive the Surrender Value in a lump sum. (See ANNUITY PAYMENT OPTIONS.)

FEDERAL TAX STATUS
Generally, any distribution from your Contract may result in taxable income. A 10% federal penalty tax may also apply to distributions before age 59 1/2. For a further discussion of the federal income tax status of variable annuity contracts, see Federal Tax Matters.

  CUNA MUTUAL INSURANCE SOCIETY, THE VARIABLE ACCOUNT, AND THE UNDERLYING FUNDS
================================================================================


CUNA MUTUAL INSURANCE SOCIETY
We are a mutual life insurance company organized on May 20, 1935 and domiciled in Iowa. We are one of the world's largest direct underwriters of credit life and disability insurance, and are a major provider of qualified pension products to credit unions. Further, we offer fixed and variable annuities, individual life insurance, health policies, term and permanent life insurance, and long-term care insurance.

You may write us at 2000 Heritage Way, Waverly, Iowa 50677-9202 or call us at 1-800-798-5500.

As of December 31, 2009, we and our subsidiaries had approximately $14 billion in assets and we had more than $69.8 billion of life insurance in force.

The Company does not file reports under the Securities Exchange Act of 1934, as amended, in reliance on applicable regulation.

CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
The Variable Account was established as a separate account of CUNA Mutual Life Insurance Company on December 14, 1993. CUNA Mutual Life Insurance Company merged into CUNA Mutual Insurance Society as of December 31, 2007. The Variable Account invests in the Funds described below. The Variable Account has been registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Variable Account or of us by the SEC. The Variable Account is also subject to the laws of the State of Iowa, which regulate the operations of insurance companies domiciled in Iowa.

The Variable Account is divided into a number of Subaccounts, which may change from time to time. Each Subaccount invests exclusively in shares of a single corresponding Fund. The income, gains and losses of each Subaccount are credited to or charged against that Subaccount, and reflect only the Subaccount's investment experience and not the investment experience of our other assets.

Although the assets in the Variable Account are our property, the assets in the Variable Account attributable to the Contracts are not chargeable with liabilities arising out of any other business we may conduct. The assets of the Variable Account that exceed our liabilities under the Contracts may be transferred by us to the General Account and used to pay our liabilities. All obligations arising under the Contracts are our general corporate obligations.


THE FUNDS


The Variable Account currently invests in the series of Funds, including Ultra Series Fund, AIM Variable Insurance Funds(Invesco Variable Insurance Funds), Franklin Templeton Variable Insurance Funds, Oppenheimer Variable Account Funds, Panorama Series Fund, Inc., PIMCO Variable Insurance Trust and Van Kampen Life Investment Trust, each of which are management investment company of the series type with one or more investment portfolios or Funds that is registered with the SEC as an open-end, management investment company.


The investment objectives and policies of each Fund are summarized below. THERE IS NO ASSURANCE THAT ANY FUND WILL ACHIEVE ITS STATED OBJECTIVES. More detailed information, including a description of risks and expenses, may be found in the Fund's prospectus which must accompany or precede this Prospectus. The Funds prospectuses should be read carefully and retained for future reference. Please contact your agent or call us to obtain a prospectus for one of the Funds.

We select the Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance, fees, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund, its investment adviser, its subadviser(s), or an affiliate will compensate us or our affiliates, as described below under "Servicing Fees" and "Distribution of the Contract." We review the Funds periodically and may remove or limit a Fund's availability to new purchase payments and/or transfers of Contract Value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Owners.

Owners, through their indirect investment in the Funds, bear the costs of investment advisory or management fees that the Funds pay their respective investment advisers, and in some cases, subadvisers (see the Funds' prospectuses for more information). As discussed above, an investment adviser or subadviser to a Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the advisory (and in some cases, subadvisory) or other fees deducted from Fund assets.

Ultra Series Fund


Conservative Allocation Fund (Class I). This Fund seeks income, capital appreciation and relative stability of value by investing primarily in shares of underlying funds, including Exchange Traded Funds (ETFs).

Moderate Allocation Fund (Class I). This Fund seeks capital appreciation, income and moderated market risk by investing primarily in shares of underlying funds, including ETFs.

Aggressive Allocation Fund (Class I). This Fund seeks capital appreciation by investing primarily in shares of underlying funds, including ETFs.


Money Market Fund (Class I). This Fund seeks high current income from money market instruments consistent with preservation of capital and liquidity. AN INVESTMENT IN THE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

During extended periods of low interest rates, the yields of the Money Market Fund may become extremely low and possibly negative.

Bond Fund (Class I). This Fund seeks a high level of current income, consistent with the prudent limitation of investment risk.

High Income Fund (Class I). This Fund seeks high current income. The Fund also seeks capital appreciation, but only when consistent with its primary goal.

Diversified Income Fund (Class I). This Fund seeks a high total return through the combination of income and capital appreciation.

Large Cap Value Fund (Class I). This Fund seeks long-term capital growth with income as a secondary consideration.

Large Cap Growth Fund (Class I). This Fund seeks long- term capital appreciation.


Mid Cap Fund (Class I). This Fund seeks long-term capital appreciation.

Small Cap Fund (Class I). This Fund seeks long-term capital appreciation.


International Stock Fund (Class I). This Fund seeks long-term growth of capital.

Madison Asset Management, LLC, in which we have ownership interest, serves as investment adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the trustees of the Ultra Series Fund.

AIM Variable Insurance Funds(Invesco Variable Insurance Funds)
Invesco V.I. Global Real Estate Fund (Series II). This Fund seeks total return through growth of capital and current income. The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of real estate and real estate-related companies.

Invesco Advisors, Inc. serves as the investment adviser to the AIM Variable Insurance Funds(Invesco Variable Insurance Funds) and Invesco Asset Management Limited serves as sub-adviser for Invesco V.I. Global Real Estate Fund.


Franklin Templeton Variable Insurance Products Trust
Franklin High Income Securities Fund (Class 4). This Fund seeks a high level of current income with capital appreciation as a secondary goal. The Fund normally invests 66% to 80% or more in debt securities offering high yield and expected total return.

Franklin Income Securities (Class 4). This Fund seeks to maximize income while maintaining prospects for capital appreciation. The Fund normally invests in both equity and debt securities. The Fund seeks income by investing in corporate, foreign and U.S. Treasury bonds as well as stocks with dividend yields the manager believes are attractive.

Mutual Global Discovery Securities Fund (Class 4). This Fund seeks capital appreciation. The Fund normally invests 66% to 80% in U.S. and foreign equity securities that the manager believes are undervalued. The Fund also invests, to a lesser extent, in risk arbitrage securities and distressed companies.

Franklin Advisors, Inc. serves as the investment adviser to the Franklin High Income Securities Fund and the Franklin Income Securities Fund. Franklin Mutual Advisers LLC serves as the investment adviser to the Mutual Global Discovery Securities Fund.

Oppenheimer Variable Account Funds
Oppenheimer Main Street Small Cap Fund/VA (Service Class). This Fund seeks capital appreciation by investing mainly in common stocks of small-capitalization U.S. companies based on analyses using fundamental analysis and quantitative models.

Oppenheimer Main Street Fund/VA (Service Class). This Fund seeks high total return. The Fund currently invests mainly in common stocks of U.S. companies of different capitalization ranges based on fundamental analysis and quantitative models. The Fund currently focuses on larger capitalization issuers.

OppenheimerFunds, Inc. serves as the investment adviser to the Oppenheimer Variable Account Funds.

Panorama Series Funds, Inc.


Oppenheimer International Growth Fund/VA (Service Class). This Fund seeks long-term capital appreciation investing under normal circumstances, investing at least 90% of its total assets in equity securities of companies whever located, the primary stock market of which is outside the United States.


OppenheimerFunds, Inc. serves as the investment adviser to the Panorama Series Funds, Inc.

PIMCO Variable Insurance Trust


CommodityRealReturn Strategy Portfolio (Advisor Class). The Portfolio seeks maximum real return consistent with prudent investment management. The portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Portfolio invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. The Portfolio may also invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.

The Portfolio will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the PIMCO Cayman Commodity Portfolio I Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the "CRRS Subsidiary"). These commodity index-linked notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. The Portfolio may also gain exposure to commodity markets by investing in the CRRS Subsidiary. The CRRS Subsidiary is advised by PIMCO, and has the same investment objective as the Portfolio.

Total Return Portfolio (Advisor Class). The portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Index (formerly named the Lehman Brothers U.S. Aggregate Index), which as of March 31, 2009 was 3.73 years. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality.

Global Bond Portfolio (Unhedged) (Advisor Class). This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Portfolio may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Portfolio normally invests at least 25% of its net assets in instruments that are economically tied to foreign (non-U.S.) countries. The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the JPMorgan GBI Global FX New York Index Unhedged in USD, which as of March 31, 2009 was 6.39 years.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).


PIMCO serves as the investment adviser to the PIMCO Variable Insurance Trust.

Van Kampen Life Investment Trust

Van Kampen Life Investment Trust Mid Cap Growth Portfolio (Class II). This Fund seeks capital growth by investing primarily in common stocks and other equity securities of medium-sized growth companies.

Van Kampen Life Investment Trust Growth and Income Portfolio (Class II). This Fund seeks long-term growth of capital and income by investing primarily in income-producing equity securities, including common stocks and convertible securities.

Van Kampen Asset Management serves as the investment adviser to the Van Kampen Life Investment Trust.


If Proposed mergers are approved and consummated, the Van Kampen Life Investment Trust Mid Cap Growth and Van Kampen Life Investment Trust Growth and Income Portfolios will merger into the Invesco Van Kampen V.I. Mid Cap Growth and Invesco Van Kampen V.I. Growth and Income Funds, respectively, both new series of AIM Variable Insurance Funds(Invesco Variable Insurance Funds).


The Funds described above are not available for purchase directly by the general public, and are not the same as other mutual funds with very similar or nearly identical names that are sold directly to the public. The investment performance and results of the Funds may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment advisor and the same investment objectives and policies, and a very similar name.

AVAILABILITY OF THE FUNDS
The Variable Account purchases shares of a Fund in accordance with a participation agreement. If a participation agreement terminates, the Variable Account may not be able to purchase additional shares of the Fund (s) covered by the agreement. Likewise, in certain circumstances, it is possible that shares of a Fund may not be available to the Variable Account even if the participation agreement relating to that Fund has not been terminated. In either event, Owners will no longer be able to allocate purchase payments or transfer Contract Value to the Subaccount investing in the Fund.

SERVICING FEES
We have entered into agreements with the investment adviser or distributor of certain Funds pursuant to which the investment adviser or distributor pays us a servicing fee based upon an annual percentage of the average daily net assets invested by the Variable Account (and other separate accounts of us and our affiliates) in the Fund. These percentages vary and currently range from 0.10% to 0.25% of each Fund's average daily net assets. The percentage amount is based on assets of the particular Fund attributable to the Contract issued administered by us(or an affiliate). The amounts we receive under the servicing agreements may be significant.

The service fees are for administrative services provided to the Funds by us and our affiliates. These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Funds. Owners, through their indirect investment in the Funds, bear the costs of the investment management fees.

In addition, certain Funds have adopted 12b-1 plans. Such plans allow the Fund to pay to Rule 12b-1 fees to those who sell or distribute Fund shares and/or provide services to shareholders and Owners. Each of those Funds describes its Rule 12b-1 plan in its prospectus. Under certain Rule 12b-1 plans, we may receive 12b-1 fees for providing services to the Funds. Furthermore, under certain Rule 12b-1 plans, CBSI may receive Rule 12b-1 fees for providing distribution services to the Funds. Rule 12b-1 fees are deducted from Fund assets and, therefore, are indirectly borne by Contract Owners.

RESOLVING MATERIAL CONFLICTS
The Funds are offered through other of our separate accounts and directly to employee benefit plans affiliated with us. We do not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interest of the Variable Account and one or more of the other separate accounts in which these Funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Owners and those of owners of other types of contracts issued by us. Material conflicts could also arise between the interests of Owners (or owners of other types of contracts issued by us) and the interests of participants in employee benefit plans invested in the Funds. If a material conflict occurs, we will take steps to protect Owners and variable annuity Payees, including withdrawal of the Variable Account from participation in the Fund(s) involved in the conflict.

ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS
We may, subject to applicable law, make additions to, deletions from, or substitutions for the shares of a Fund that are held in the Variable Account or that the Variable Account may purchase. If the shares of a Fund are no longer available for investment or if, in our judgment, further investment in any Fund should become inappropriate, we may redeem the shares, if any, of that Fund and substitute shares of another Fund. Such other Funds may have different fees and expenses. We will not substitute any shares attributable to a Contract's interest in a Subaccount without prior notice and approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

We also may establish additional Subaccounts of the Variable Account, each of which would invest in shares of a new corresponding Fund having a specified investment objective. We may, in its sole discretion, establish new Subaccounts or eliminate or combine one or more Subaccounts if marketing needs, tax considerations, or investment conditions warrant. Any new Subaccounts may be made available to existing Owners on a basis to be determined by us. Also, certain Subaccounts may be closed to certain customers. Subject to obtaining any approvals or consents required by applicable law, the assets of one or more Subaccounts may be transferred to any other Subaccount if, in our sole discretion, marketing, tax, or investment conditions warrant.

In the event of any such substitution or change, we (by appropriate endorsement, if necessary) may change the Contract to reflect the substitution or change.

If we consider it to be in the best interest of Owners and Annuitants, and subject to any approvals that may be required under applicable law, the Variable Account may be operated as a management investment company under the 1940 Act, it may be deregistered under the 1940 Act if registration is no longer required, it may be combined with other of our separate accounts, or its assets may be transferred to another or our separate accounts. In addition, we may, when permitted by law, restrict or eliminate any voting rights of Owners or other persons who have such rights under the Contracts.

These mutual fund portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of certain portfolios available under the policy may be very similar to the investment objectives and policies of other portfolios that are managed by the same investment adviser or manager. Nevertheless, the investment performance and results of the portfolios available under the policy may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios available under the policy will be comparable to the investment results of any other mutual fund portfolio, even in the other portfolio has the same investment adviser or manager and the same investment objectives and policies, and a very similar name.

                           DESCRIPTION OF THE CONTRACT
================================================================================

ISSUANCE OF A CONTRACT
In order to purchase a Contract, application must be made to us through an agent appointed by us, who is also a registered representative of CBSI or a broker-dealer having a selling agreement with CBSI or a broker-dealer having a selling agreement with such broker-dealer. There may be delays in our receipt of application that are outside of its control because of the failure of the selling agent to forward to application to us promptly, or because of delays in determining that the Contract is suitable for you. Any such delays will affect when your Contract is issued and when your purchase payment is allocated among the Subaccounts. We may also be required to provide additional information about an Owner's account to government regulators. In addition, we may be required to block an Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans, or death benefits, until instructions are received from the appropriate regulator.

If mandated under applicable law, we may be required to reject a purchase payment.

PURCHASE PAYMENTS
The minimum amount required to purchase a Contract depends upon several factors. The minimum purchase amount we must receive during the first 12 months of the Contract is:

    o    $5,000, except as described below.

    o $2,000 for Contracts that qualify for special federal income tax treatment under Sections 401, 408, 408A, or 457 of the Code. This category includes qualified pension plans, individual retirement accounts, and certain deferred compensation plans.

    o $300 for Contracts that qualify for special federal income tax treatment under Section 403(b) of the Code. This category includes tax-sheltered annuities. Effective January 1, 2009, we will no longer accept purchase payments that are salary deferrals from Contracts used as funding vehicles for Code Section 403(b) retirement programs.

    o The value of a Contract exchanged pursuant to Section 1035 of the Code, if we approve the transaction prior to the exchange.

    o $600 for a Contract sold to our employees and those of our subsidiaries, to employees of CUNA Mutual and its subsidiaries, and to registered representatives and other persons associated with CBSI. This category includes both individual retirement accounts and non-individual retirement accounts.

Unless the minimum purchase amount specified above already has been paid in full at the time of application, an automatic purchase payment plan must be established to schedule regular payments during the first 12 months of the Contract. Under our automatic purchase payment plan, the Owner can select a monthly payment schedule pursuant to which purchase payments will be automatically deducted from a credit union account, bank account or other source.

The amount paid at time of application and the regular payment schedule established under the automatic purchase plan must total at least the amount shown above as a minimum purchase amount. For example, if $5,000 is the required minimum purchase amount, a $2,000 payment at the time of application and an automatic payment plan amount of $272.73 a month for the next 11 months would be sufficient. Similarly, if $2,000 is the required minimum purchase amount, an initial purchase payment of $166.74 and an automatic payment plan amount of $166.66 for each of the next 11 months would be sufficient. (Tax law limits the amount of annual contributions that we are permitted to accept for an individual retirement account, except in the case of a rollover or transfer.)

The minimum size for an initial purchase payment and subsequent purchase payment is $100, unless the payment is made through an automatic purchase payment plan in which case the minimum size is $25. Purchase payments may be made at any time during the Annuitant's lifetime and before the Annuity Date. Additional purchase payments after the initial purchase payment are not required.

We may not to accept (1) purchase payments received after the Contract Anniversary following the Annuitant's 85th birthday, (2) purchase payments of less than $100, (3) purchase payments in excess of $1 million; and (4) if mandated by applicable law. Also, we may change the size of minimum payments and, with respect to Contracts not yet issued, the size of the minimum purchase amounts.

We may, if allowed by state law, terminate a Contract and pay the Contract Value to the Owner if: (1) no purchase payments have been received during the prior 24 months, (2) aggregate purchase payments up to the time of termination total less than $2,000, and

(3) Contract Value is less than $2,000. Since the charges imposed on such a Contract will be significant, only those with the financial capability to keep a contract in place for a substantial period should purchase a contract.

RIGHT TO EXAMINE
The Contract provides for an initial "right to examine" period. The Owner has the right to reject the Contract for any reason within 10 days of receiving it. In some states, this period may be longer than 10 days.


Depending upon the state of issuance of the Contract, the Owner is subject to market risk during the Right to Examine period. The contract may be cancelled by Written Request, to our Mailing Address or your agent within 10 days of receipt. We will cancel the Contract and refund the Contract Value or another amount required by law as of the date we receive a complete Written Request. The refunded Contract Value will reflect the deduction of any contract charges, unless otherwise required by law. This means that you will be subject to market risk during the Right to Examine Period. Some states may require that we refund your purchase payment to you. In those states, you will receive the greater of Contract Value or your purchase payments when you cancel your Contract. We may require that you return your contract.


In jurisdictions of issuance where state law so requires, the amount refunded to the Owner may equal aggregate purchase payments made.

ALLOCATION OF PURCHASE PAYMENTS
At the time of application, the Owner selects how the initial Net Purchase Payment is to be allocated among the Subaccounts and the Guaranteed Interest Option. An allocation to a Subaccount must be for at least 1% of a purchase payment and be in whole percentages. An allocation to the Guaranteed Interest Option must be for at least $1,000.

If the application for a Contract is properly completed and is accompanied by all the information necessary to process it, including payment of the initial purchase payment, the initial Net Purchase Payment will be allocated, as designated by the Owner, to one or more of the Subaccounts or to the Guaranteed Interest Option within two Valuation Days of receipt of such purchase payment by us at our Mailing Address. If the application is not properly completed, we may retain the purchase payment for up to five Valuation Days while we attempt to complete the application. If information which completes the application is received after the close of regular trading on the New York Stock Exchange (usually, 3:00 p.m. Central Time), the initial Net Purchase Payment will be allocated on the next Valuation Day. If the application is not complete at the end of the five-day period, we will inform the applicant of the reason for the delay and the initial purchase payment will be returned immediately, unless the applicant specifically consents to us retaining the purchase payment until the application is complete. Once the application is complete, the initial Net Purchase Payment will be allocated as designated by the Owner within two Valuation Days.

Notwithstanding the foregoing, in jurisdictions where we must refund aggregate purchase payments in the event the Owner exercises the right to examine, any portion of the initial Net Purchase Payment to be allocated to a Subaccount will be allocated to the Ultra Series Money Market Class I Subaccount for a 20-day period following the Contract Date. At the end of that period, the amount in the Ultra Series Money Market Class I Subaccount will be allocated to the Subaccounts as designated by the Owner based on the proportion that the allocation percentage for each such Subaccount bears to the sum of the allocation percentages.

We will process additional purchase payments at the Accumulation Unit value next determined after the request is received in good order at our Mailing Address. If we receive your purchase payment on a Valuation Day at our Mailing Address in good order by the close of regular trading on the New York Stock Exchange (usually, 3:00 p.m. Central Time), your purchase payment will be applied with that day's Accumulation Unit value. Purchase payments will be allocated in accordance with the allocation schedule in effect at the time the purchase payment is received. However, Owners may direct individual payments to a specific Subaccount or to the Guaranteed Interest Option (or any combination thereof) without changing the existing allocation schedule. The allocation schedule may be changed by the Owner at any time by Written Request. Changing the purchase payment allocation schedule will not change the allocation of existing Contract Value among the Subaccounts or the Guaranteed Interest Option.

The Contract Values allocated to a Subaccount will vary with that Subaccount's investment experience, and the Owner bears the entire investment risk. Owners should periodically review their purchase payment allocation schedule in light of market conditions and their overall financial objectives.

VARIABLE CONTRACT VALUE
The Variable Contract Value will reflect the investment experience of the selected Subaccounts, any Net Purchase Payments paid, any surrenders or partial withdrawals, any transfers, and any charges assessed in connection with the Contract. There is no guaranteed minimum Variable Contract Value, and, because a Contract's Variable Contract Value on any future date depends upon a number of variables, it cannot be predetermined.

Calculation of Variable Contract Value. The Variable Contract Value is determined at the end of each Valuation Period. The value will be the total of the values attributable to the Contract in each of the Subaccounts. The Subaccounts are valued by multiplying that Subaccount's unit value for the relevant Valuation Period by the number of Accumulation Units of that Subaccount allocated to the Contract.

Determination of Number of Accumulation Units. Any amounts allocated or transferred to the Subaccounts will be converted into Subaccount Accumulation Units. The number of Accumulation Units to be credited to a Contract is determined by dividing the dollar amount being allocated or transferred to a Subaccount by the Accumulation Unit value for that Subaccount at the end of the Valuation Period during which the amount was allocated or transferred. The number of Accumulation Units in any Subaccount will be increased at the end of the Valuation Period by any Net Purchase Payments allocated to the Subaccount during the current Valuation Period and by any amounts transferred to the Subaccount from another Subaccount or from the Guaranteed Interest Option during the current Valuation Period.

Any amounts transferred, surrendered, or deducted from a Subaccount will be processed by canceling or liquidating Accumulation Units. The number of Accumulation Units to be canceled is determined by dividing the dollar amount being removed from a Subaccount by the Accumulation Unit value for that Subaccount at the end of the Valuation Period during which the amount was removed. The number of Accumulation Units in any Subaccount will be decreased at the end of the Valuation Period by: (a) any amounts transferred (including any applicable transfer fee) from that Subaccount to another Subaccount or to the Guaranteed Interest Option, (b) any amounts withdrawn or surrendered during that Valuation Period, (c) any surrender charge, annual Contract fee or premium tax assessed upon a partial withdrawal or surrender, and (d) the annual Contract fee, if assessed during that Valuation Period.

Determination of Accumulation Unit Value. The Accumulation Unit value for each Subaccount's first Valuation Period was set at $10. The Accumulation Unit value for a Subaccount is calculated for each subsequent Valuation Period by subtracting (2) from (1) and dividing the result by (3), where:

       (1)    Is the result of:

       (a) the net assets of the Subaccount (i.e., the aggregate value of underlying Fund shares or units held by the Subaccount) as of the end of the Valuation Period;

       (b) plus or minus the net charge or credit with respect to any taxes paid or any amount set aside as a provision for taxes during the Valuation Period that we determine to be attributable to the operations of the Subaccount.

       (2) The cumulative unpaid daily charge for mortality and expense risks and for administration multiplied by the number of days in the Valuation Period.

       (3) The number of Accumulation Units outstanding as of the end of the Valuation Period.

TRANSFER PRIVILEGES

General. On or before the Annuity Date and subject to the restrictions described below, the Owner may transfer all or part of the amount in a Subaccount or the Guaranteed Interest Option to another Subaccount or the Guaranteed Interest Option.

Transfers to the Guaranteed Interest Option must be at least $1,000 (lesser amounts received will be allocated to the Ultra Series Money Market Class I Subaccount). Transfers are not allowed to the DCA One Year Guarantee Period. Except for the DCA One Year Guarantee Period, transfers out of the Guaranteed Interest Option are only permitted during the 30-day period prior to the expiration of a Guarantee Period. Transfers from the DCA One Year Guarantee Period may be made throughout its Guarantee Period. Transfers will be made as of the Valuation Day on which Written Request requesting such transfer is received by us if received before the close of regular trading on the New York Stock Exchange (usually, 3:00 p.m. Central Time). Transfers will be made as of the Valuation Day next following the day on which Written Request requesting such transfer is received, if received after the close of regular trading on the New York Stock Exchange (usually, 3:00 p.m. Central Time). Subject to these restrictions, there currently is no other limit on the number of transfers that can be made among or between Subaccounts or to or from the Guaranteed Interest Option.

Transfers may be made by Written Request. A telephone transfer authorization form received by us at our Mailing Address is valid until it is rescinded or revoked in writing by the Owner(s) or until a subsequently dated form signed by the Owner(s) is received by us at our Mailing Address. If a currently valid telephone transfer authorization form is on file, we may act upon the instructions of all Owner(s). We are not responsible for inability to receive an Owner's instructions because of busy telephone lines or malfunctioning telephone equipment.

We will send a written confirmation of all transfers made pursuant to telephone instructions. We may also require a form of personal identification prior to acting on instructions received by telephone and tape record instructions received by telephone. If we follow these procedures, we will not be liable for any losses to Owners due to unauthorized or fraudulent instructions.

Telephone (and facsimile) may not always be available. Any telephone (and facsimile), whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. For example, telephone communications may not be available due to natural disasters (such as hurricanes or earthquakes), man-made disasters (such as acts of terrorism, computer failures, electrical blackouts, or certain fires), or simply because of a high number of calls (which is likely to occur during periods of high market turbulence). These outages or slowdowns may delay or prevent processing your request. Although we have taken precautions to help its systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to us at our Mailing Address.

We may modify, restrict or terminate the transfer privileges at any time for any reason.

Additional Transfer Limitations. Frequent, large, or short-term transfers among Subaccounts, such as those associated with "market timing" transactions, can adversely affect the Funds and the returns achieved by Owners. In particular, such transfers may dilute the value of Fund shares, interfere with the efficient management of the Funds, and increase brokerage and administrative costs of the Funds. These costs are borne by all Owners allocating purchase payments to the Subaccounts and other Fund shareholders, not just the Owner making the transfers.

In order to try to protect Owners and the Funds from potentially harmful trading activity, we have certain policies and procedures ("Frequent Transfers Procedures").

We employ various means in an attempt to detect, deter, and prevent inappropriate frequent, large, or short-term transfer activity among the Subaccounts that may adversely affect other Owners or Fund shareholders. We may vary the Frequent Transfers Procedures with respect to the monitoring of potential harmful trading activity from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. However, we will apply the Frequent Transfers Procedures, including any variance in the Frequent Transfers Procedures by Subaccount, uniformly to all Owners. We also coordinate with the Funds to identify potentially inappropriate frequent trading, and will investigate any patterns of trading behavior identified by Funds that may not have been captured through operation of the Frequent Transfers Procedures.

Please note that despite our best efforts, we may not be able to detect nor stop all harmful transfers.

Deterrence. If we determine under the Frequent Transfers Procedures that an Owner has engaged in inappropriate frequent transfers, we notify Owner that from that date forward, for three months from the date we mailed the notification letter, the telephone transfer and withdrawal privilege will be revoked. He or she will only be permitted to make transfers or withdrawals by Written Request with an original signature conveyed through the U.S. mail or overnight delivery service.

In our sole discretion, we may revise the Frequent Transfers Procedures at any time without prior notice as necessary to (i) better detect and deter frequent, large, or short-term transfers that may adversely affect other Owners or Fund shareholders, (ii) comply with state or federal regulatory requirements, or
(iii) impose additional or alternate restrictions on Owners who make inappropriate frequent transfers (such as dollars or percentage limits on transfers). We also may, to the extent permitted by applicable law, implement and administer redemption fees imposed by one or more of the Funds in the future. If required by applicable law, we may deduct redemption fees imposed by the Funds. Further, to the extent permitted by law, we also may defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Funds. You should be aware that we are contractually obligated to prohibit purchases and transfers or redemptions of Fund shares at the Fund's request.

We currently do not impose redemption fees on transfers, or expressly allow a certain number of transfers in a given period, or limit the size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than our policies in deterring inappropriate frequent transfers or other disruptive transfers and in preventing or limiting harm from such transfers.

Our ability to detect and deter such transfer activity is limited by our operational and technological systems, as well as by our ability to predict strategies employed by Owners (or those acting on their behalf) to avoid detection. Accordingly, despite our best efforts, we cannot guarantee that the Frequent Transfers Procedures will detect or deter frequent or harmful transfers by such Owners or intermediaries acting on their behalf. We apply the Frequent Transfers Procedures consistently to all Owners without waiver or exception.

Fund Frequent Trading Policies. The Funds have adopted their own policies and procedures with respect to inappropriate frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures. The frequent trading policies and procedures of a Fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other Funds and the polices and procedures we have adopted to discourage inappropriate frequent transfers. Accordingly, Owners and other persons who have material rights under the Contracts should assume that the sole protections they may have against potential harm from frequent transfers are the protections, if any, provided by the Frequent Transfers Procedures. You should read the prospectuses of the Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

Omnibus Orders. Owners and other persons with material rights under the Contracts also should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and individual retirement plan participants. The omnibus nature of these orders may limit each Fund's ability to apply its respective frequent trading policies and procedures. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in inappropriate frequent transfers, the Fund may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

You should be aware that we are required to provide to a Fund or its designee, promptly upon request, certain information about the transfer activity of individual Owners and, if requested by the Fund, to restrict or prohibit further purchases or transfers by specific Owners identified by the Fund as violating the frequent trading policies established for that Fund.

Transfer Fee. Currently no fee is charged for transfers. However, the Company reserves the right to charge $10 for the 13th transfer and each additional transfer during a Contract Year. (See CHARGES AND DEDUCTIONS.)

Dollar-Cost Averaging. If elected at the time of the application or at any other time by Written Request, an Owner may systematically or automatically transfer (on a monthly, quarterly, semi-annual, or annual basis) specified dollar amounts from the Ultra Series Money Market Class I Subaccount or the DCA One Year Guarantee Period to other Subaccounts. This is known as the dollar-cost averaging method of investment. The fixed dollar amount will purchase more Accumulation Units of a Subaccount when their value is lower and fewer units when their value is higher. Over time, the cost per unit averages out to be less than if all purchases had been made at the highest value and greater than if all purchases had been made at the lowest value. The dollar-cost averaging method of investment reduces the risk of making purchases only when the price of Accumulation Units is high. It does not assure a profit or protect against a loss in declining markets.

The minimum transfer amount for dollar-cost averaging is the equivalent of $100 per month. If less than $100 remains in the Ultra Series Money Market Class I or DCA One Year Guarantee Period, the entire amount will be transferred. The amount transferred to a Subaccount must be at least 1% of the amount transferred and must be stated in whole percentages. An amount transferred to the Guaranteed Interest Option must be at least $1,000 (lesser amounts received will be transferred to the Ultra Series Money Market Class I Subaccount).

Once elected, dollar-cost averaging remains in effect until the earliest of: (1) the Variable Contract Value in the Ultra Series Money Market Class I Subaccount or the value in the DCA One Year Guarantee Period is depleted to zero; (2) the Owner cancels the election by Written Request; or (3) for three successive months, the Variable Contract Value in the Ultra Series Money Market Class I Subaccount or the value in the DCA One Year Guarantee Period has been insufficient to implement the dollar-cost averaging instructions the Owner has given to the Company. The Company will notify the Owner when dollar-cost averaging is no longer in effect. There is no additional charge for using dollar-cost averaging. We may modify and/or discontinue offering dollar-cost averaging at any time and for any reason.

Other Types of Automatic Transfers. If elected at the time of the application or at any other time by Written Request, an Owner may systematically or automatically transfer (on a monthly, quarterly, semi-annual, or annual basis) Variable Contract Value from one Subaccount to another. Amounts may also be automatically transferred from the DCA One Year Guarantee Period to one or more Subaccounts. Such automatic transfers may be requested on the following basis:
(1) as a specified dollar amount, (2) as a specified number of Accumulation Units, (3) as a specified percent of Variable Contract Value in a particular Subaccount, or (4) in an amount equal to the excess of a specified amount of Variable Contract Value in a particular Subaccount.

The minimum automatic transfer amount is the equivalent of $100 per month. If less than $100 remains in the Subaccount or DCA One Year Guarantee Period from which transfers are being made, the entire amount will be transferred. The amount transferred to a

Subaccount must be at least 1% of the amount transferred and must be stated in whole percentages. An amount transferred to the Guaranteed Interest Option must be at least $1,000. Once elected, automatic transfers remain in effect until the earliest of: (1) the Variable Contract Value in the Subaccount or DCA One Year Guarantee Period from which transfers are being made is depleted to zero; (2) the Owner cancels the election by Written Request; or (3) for three successive months, the Variable Contract Value in the Subaccount from which transfers are being made has been insufficient to implement the automatic transfer instructions the Owner has given to us. We will notify the Owner when automatic transfer instructions are no longer in effect. There is no additional charge for using automatic transfers. We may modify or discontinue offering automatic transfer at any time and for any reason.

Automatic Personal Portfolio Rebalancing Service. If elected at the time of the application or requested at any other time by Written Request, an Owner(s) may instruct us to automatically transfer (on a monthly, quarterly, semi-annual or annual basis) Variable Contract Value between and among specified Subaccounts in order to achieve a particular percentage allocation of Variable Contract Value among such Subaccounts. Such percentage allocations must be in whole percentages and be at least 1% per allocation. Owners may start and stop automatic Variable Contract Value subaccount rebalancing at any time and may specify any percentage allocation of Contract Value between or among as many Subaccounts as are available at the time the rebalancing is elected. (If Owner(s) elect automatic Variable Contract Value rebalancing without specifying such percentage allocation(s), we will allocate Variable Contract Value in accordance with the Owner's currently effective purchase payment allocation schedule.) There is no additional charge for using Variable Contract Value rebalancing. If the owners do not specify a frequency for rebalancing, we will rebalance quarterly. We may modify and/or discontinue offering the Automatic Personal Portfolio Rebalancing Service at any time and for any reason.

SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders. At any time on or before the Annuity Date, the Owner may surrender the Contract for its Surrender Value. The Surrender Value will be determined as of the Valuation Period on the date the Written Request, requesting surrender, and the Contract are received by us at our Mailing Address. We must receive your surrender request by the close of regular trading on the New York Stock Exchange (usually, 3:00 p.m. Central Time) will be processed the next Valuation Day. The Surrender Value will be paid in a lump sum unless the Owner requests payment under an Annuity Payment Option. A surrender may have adverse federal income tax consequences, including a penalty tax. (See FEDERAL TAX MATTERS, Taxation of Annuities.)

Partial Withdrawals. At any time on or before the Annuity Date, Owner may make withdrawals of the Surrender Value. There is no minimum amount which may be withdrawn but the maximum amount is that which would leave the remaining Surrender Value equal to $2,000. A partial withdrawal request that would reduce the Surrender Value to less than $2,000 is treated as a request for a full surrender of the Contract. We will withdraw the amount requested from the Contract Value as of the Valuation Day Written Request requesting the partial withdrawal is received prior to the close of regular trading on the New York Stock Exchange (usually, 3:00 p.m. Central Time) by us at our Mailing Address. Any requests received after the close of regular trading on the New York Stock Exchange (usually, 3:00 p.m. Central Time) will be processed the next Valuation Day. Any applicable interest adjustment will be deducted from the remaining Contract Value. (See THE GUARANTEED INTEREST OPTION, Interest Adjustment.) Any applicable surrender charge also will be deducted from the remaining Contract Value. (See CHARGES AND DEDUCTIONS, Surrender Charge.)

The Owner may specify the amount of the partial withdrawal to be made from Subaccounts or Guarantee Amounts. If the Owners do not so specify, or if the amount in the designated Subaccounts or Guarantee Amount is inadequate to comply with the request, the partial withdrawal will be made from each Subaccount and each Guarantee Amount based on the proportion that the value in such Subaccount or Guarantee Amount bears to the total Contract Value immediately prior to the partial withdrawal.

A partial withdrawal may have adverse federal income tax consequences, including a penalty tax. (See FEDERAL TAX MATTERS, Taxation of Annuities.)


Surrender and Partial Withdrawal Restrictions. The Owner's right to make surrenders and partial withdrawals is subject to any restrictions imposed by applicable law or employee benefit plan. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or partial withdrawals you request from a 403(b) contract comply with applicable plan requirements before we process your request.

Restrictions on Distributions from Certain Types of Contracts. There are certain restrictions on surrenders of and partial withdrawals from Contracts used as funding vehicles for Code Section 403(b) retirement programs. Section 403(b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of: (i) elective contributions made in years beginning after December 31, 1988;
(ii) earnings on those contributions; and (iii) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distributions of those amounts may only occur upon the death of the employee, attainment of age 59 1/2, severance from employment, disability, or hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.


Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.

Systematic Withdrawals. If elected at the time of the application or requested at any other time by the Written Request, Owners may elect to receive periodic partial withdrawals under our systematic withdrawal plan. Under the systematic withdrawal plan, we will make partial withdrawals (on a monthly, quarterly, semi-annual, or annual basis) from designated Subaccounts as specified by the Owner. Such withdrawals must be at least $100 each. Generally, Systematic Withdrawals may only be made from Variable Contract Value subaccounts.

Systematic Withdrawals can be made from the Guaranteed Interest Option to satisfy Required Minimum Distributions. This $100 minimum withdrawal requirement may be waived if the withdrawal is necessary to meet the required minimum distribution under the Code. Generally, owners must be at least age 59 1/2 to participate in the systematic withdrawal plan unless they elect to receive substantially equal periodic payments. We will continue Systematic Withdrawals even though a surrender charge is deducted. If any specified fund does not have sufficient value to process a systematic withdrawal request, the request will be processed pro-rata from all funds on the contract. Pro-rata Systematic Withdrawals from the Guaranteed Interest Option may incur an Interest Adjustment.

The withdrawals may be requested on the following basis: (1) as a specified dollar amount, (2) as a specified whole number of Accumulation Units, (3) as a specified percent of Variable Contract Value in a particular Subaccount, (4) in an amount equal to the excess of a specified amount of Variable Contract Value in a particular Subaccount, and (5) in an amount equal to an Owner's required minimum distribution under the Code.

Participation in the systematic withdrawal plan will terminate on the earliest of the following events: (1) the Variable Contract Value in a Subaccount from which partial withdrawals are being made becomes zero, (2) a termination date specified by the Owner is reached, (3) the Owner requests that his or her participation in the plan cease, or (4) a surrender charge would be applicable to amounts being withdrawn (i.e., partial withdrawals under the systematic withdrawal plan may not include amounts subject to the surrender charge). With regard to (4), an Owner may, by Written Request, request that systematic withdrawals continue even though a surrender charge is deducted in connection with such withdrawals. Also with regard to (4), if necessary to meet the required minimum distribution under the Code or if necessary to make substantially equal payments as required under the Code, we may continue systematic withdrawals even though a surrender charge is deducted. At this time, we waive surrender charges for required minimum distributions.

There are federal income tax consequences to partial withdrawals through the systematic withdrawal plan and Owners should consult with their tax adviser before electing to participate in the plan. We may discontinue offering the systematic withdrawal plan at any time.

In connection with the recently adopted Worker, Retiree and Employer Recovery Act of 2008 ("Act"), there are no required minimum distributions from certain qualified defined contribution retirement plans and individual retirement accounts for the 2009 calendar year. If a Contract is held in such an account, the Owner has enrolled in a systematic withdrawal plan under which we calculate the required minimum distributions ("Automatic Required Minimum Distribution Plan"), and the Owner does not instruct us to discontinue distributions for 2009, we will continue to make distributions as if minimum distributions were required.

Owners, who have not enrolled in an Automatic Required Minimum Distribution Plan and who would have been required to take minimum distributions in 2009 if the Act had not been passed, may enroll in an Automatic Required Minimum Distribution Plan in 2009 and take the distributions that would otherwise have been required.

For both established and new Automatic Required Distribution Plans, we will treat such distributions as if they had been required for purposes of the discussion of required minimum distributions in this Prospectus.

An Owner who receives a distribution under an Automatic Required Distribution Plan may re-contribute such distribution to the Contract as a rollover contribution if the distribution is returned to us and is received by us at our Mailing Address within 60 days of payment. Such distributions returned in good order will be processed as of the Valuation Day they are received by us at our Mailing Address.

CONTRACT LOANS
Owners of Contracts issued in connection with retirement programs meeting the requirements of Section 403(b) of the Code (other than those programs subject to Title I of the Employee Retirement Income Security Act of 1974) may borrow from us using their Contracts as collateral. Loans such as these are subject to the provisions of any applicable retirement program and to the Code. Owners should, therefore, consult their tax and retirement plan advisers before taking a Contract loan.

At any time, Owners may borrow the lesser of (1) the maximum loan amount permitted under the Code, or (2) 90% of the Surrender Value of their Contract. Loans in excess of the maximum amount permitted under the Code will be treated as a taxable distribution rather than a loan and could cause disqualification of a Section 403(b) contract. We will only make Contract loans after approving a written application by the Owner. The written consent of all assignees and irrevocable beneficiaries must be obtained before a loan will be given. The Owner is responsible for ensuring that the loan is taken and repaid in compliance with applicable requirements of the Code.

When a loan is made, we transfer an amount equal to the amount borrowed from the Variable Contract Value or Guaranteed Interest Option Value to the Loan Account. The Loan Account is part of our General Account and Contract Value in the Loan Account is separate from any Subaccount or Guarantee Period. The Owner must indicate in the loan application from which Subaccounts or Guarantee Amounts, and in what amounts, Contract Value is to be transferred to the Loan Account. In the absence of any such instructions from the Owner, the transfer(s) are made pro-rata from all Subaccounts having Variable Contract Value and from all Guarantee Amounts. Loans may be repaid by the Owner at any time before the Annuity Date. Upon the repayment of any portion of a loan, an amount equal to the repayment will be transferred from the Loan Account to the Subaccount(s) or Guarantee Accounts designated by the Owner or according to the Owner's current purchase payment allocation instructions. Loan repayments may not be allocated to the DCA One Year Guarantee Period Account. Amounts transferred from the Guaranteed Interest Option to the Loan Account may be subject to an interest adjustment, if applicable.

We charge interest on Contract loans at an effective annual rate of 6.5%. We pay interest on the Contract Value in the Loan Account at rates we determine from time to time but never less than an effective annual rate of 3.0%. This rate may change at our discretion and Owners should request current interest rate information from us or your agent or by calling us at (800) 798-5500. Consequently, the net cost of a loan is the difference between 6.5% and the rate being paid from time to time on the Contract Value in the Loan Account. Interest on Contract loans accrues on a daily basis from the date of the loan and is due and payable at the end of each Contract Year. If the Owner does not pay the interest due at that time, an amount equal to such interest less interest earned on the Contract Value in the Loan Account is transferred from his or her Variable Contract Value or Guaranteed Interest Option Value (as described above for the loan itself) to the Loan Account. This transfer will therefore increase the loan amount.

If at any time, the loan amount causes the Surrender Value to be equal to or less than zero, the Contract will be in default. In this event, we will send a Written Request of default to the Owner stating the amount of loan repayment needed to reinstate the Contract and the Owner will have 61 days, from the day the notice is mailed, to pay the stated amount. If we do not receive the required loan repayment within 61 days, we will terminate the Contract without value. Principal and interest must be repaid in substantially level payments made no less frequently than quarterly over a five-year period (or, if the loan is used to acquire the Owner's principal residence, a 10, 15 or 20-year period but not beyond the year the Owner attains age 70 1/2). The Owner is allowed a 61-day grace period from the installment due date. If the amount due by the end of the grace period is not received the outstanding loan would default and a taxable distribution of the entire amount of the outstanding principal, interest due, and any applicable charges under this Contract, including any withdrawal charge, will be made. This distribution may be subject to income and penalty tax under the Code and may adversely affect the treatment of the Contract under Code
Section 403(b).

Any loan amount outstanding upon the death of the Owner or Annuitant is deducted from any death benefit paid. In addition, a Contract loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment experience of the Variable Account and the interest rates applicable to Guarantee Periods do not apply to the portion of Contract Value transferred to the Loan Account. The longer the loan remains outstanding, the greater this effect is likely to be.

DEATH BENEFIT BEFORE THE ANNUITY DATE

Death of an Owner. If any Owner dies prior to the Annuity Date, any surviving Owner becomes the sole Owner. If there is no surviving Owner, the Annuitant becomes the new Owner unless the deceased Owner was also the Annuitant. If the sole deceased Owner was also the Annuitant, then the provisions relating to the death of an Annuitant (described below) will govern unless the deceased Owner was one of two joint Annuitants. In the latter event, the surviving Annuitant becomes the Owner.

The following options are available to a sole surviving Owner or a new Owner:

    (1) If the Owner is the spouse of the deceased Owner, he or she may continue the Contract as the new Owner.

    (2) If the Owner is not the spouse of the deceased Owner he or she may elect, within 60 days of the date we receive Due Proof of Death:

         (a) to receive the Surrender Value in a single sum within 5 years of the deceased Owner's death; or

         (b) to apply the Surrender Value within 1 year of the deceased Owner's death to one of the Annuity Payment Options provided that payments under the option are payable over the new Owner's life or over a period not greater than the new Owner's life expectancy.

If he or she does not elect one of the above options, we will pay the Surrender Value five years from the date of the deceased Owner's death.

Under any of these options, sole surviving Owners or new Owners may exercise all Ownership rights and privileges from the date of the deceased Owner's death until the date that the Surrender Value is paid.

Death of the Annuitant. If the Annuitant dies before the Annuity Date, we will pay the death benefit described below to the Beneficiary named by the Owner in a lump sum. (Owners and Beneficiaries also may name successor Beneficiaries.) If there is no surviving Beneficiary, we will pay the death benefit to the Owner or the Owner's estate. In lieu of a lump sum payment within 5 years of the deceased Annuitant's death, the Beneficiary may elect, within 60 days of the date we receive due proof of the Annuitant's death, to apply the death benefit to an Annuity Payment Option, provided that the Annuity Date selected by the Beneficiary is at least two years after the Contract Date. We are currently waiving this two year requirement for Annuity Payment Options 3 and 4. (See ANNUITY PAYMENT OPTIONS, Description of Annuity Payment Options.)

If the Annuitant who is also an Owner dies, the provisions described immediately above apply except that the Beneficiary may only apply the death benefit payment to an Annuity Payment Option if:

    (1) payments under the option begin within 1 year of the Annuitant's death; and

    (2) payments under the option are payable over the Beneficiary's life or over a period not greater than the Beneficiary's life expectancy.

Death Benefit. If the Annuitant is age 75 or younger on the Contract Date, the death benefit is an amount equal to the greater of:

    (1) aggregate Net Purchase Payments made under the Contract less partial withdrawals as of the date we receive Due Proof of Death of the deceased;

    (2) Contract Value as of the date we receive Due Proof of Death of the deceased's death; or

    (3) the death benefit floor amount as of the date of the deceased's death plus any Net Purchase Payments made and less any partial withdrawals made since the most recent death benefit floor computation anniversary prior to death.

For Contracts issued after the Annuitant's 76th birthday, the death benefit is always equal to the Contract Value as of the date we receive Due Proof of the Death of Annuitant less any outstanding Loan Amount and any applicable premium taxes not previously deducted.

The death benefit floor amount is the Contract Value on the most recent death benefit floor computation anniversary. In states other than Texas, death benefit floor computation anniversaries are the 7th Contract Anniversary and each subsequent 7th Contract Anniversary (for example, the 14th Contract Anniversary, the 21st Contract Anniversary, etc.) (In Texas, the death benefit floor computation anniversaries are the 6th Contract Anniversary and each subsequent 6th Contract Anniversary.)

DEATH BENEFIT AFTER THE ANNUITY DATE
If an Owner dies after the Annuity Date, any surviving Owner becomes the sole Owner. If there is no surviving Owner, the successor Payee becomes the new Owner. If there is no successor Payee, the surviving annuitant becomes the new Owner. Such Owners will have the rights of Owners during the annuity period, including the right to name successor Payees if the deceased Owner had not previously done so. The death of an Annuitant after the Annuity Date will have the effect stated in the Annuity Payment Option pursuant to which annuity payments are being made.

ANNUITY PAYMENTS ON THE ANNUITY DATE
The Owner selects the Annuity Date. For Non-Qualified Contracts, the Annuity Date may not be after the later of the Contract Anniversary following the Annuitant's 85th birthday or 10 years after the Contract Date. For Qualified Contracts, the Annuity Date must be no later than the Annuitant's age 70 1/2 or any other date meeting the requirements of the Code.

The Owner may change the Annuity Date subject to the following limitations: (1) the Owner's Written Request must be received at our Mailing Address at least 30 days before the current Annuity Date, and (2) the requested Annuity Date must be a date that is at least 30 days after receipt of the Written Request, and (3) the requested Annuity Date must be at least two years after the Contract Date. (We are currently waiving the 30 day requirement in (1), however, the Written Request must be received at our Mailing Address prior to the current Annuity Date.)

On the Annuity Date, the adjusted Contract Value will be applied under the life income Annuity Payment Option with ten years guaranteed, unless the Owner elects to have the proceeds paid under another Annuity Payment Option or to receive the Surrender Value in a lump sum. (See ANNUITY PAYMENT OPTIONS.) In certain states, the Surrender Value will be applied to the Annuity Payment Option rather than the adjusted Contract Value. Unless the Owner instructs us otherwise, amounts in the Guaranteed Interest Option will be used to provide a fixed- Annuity Payment Option and amounts in the Variable Account will be used to provide a variable Annuity Payment Option.

The adjusted Contract Value is the Contract Value:

    (1)  plus or minus any applicable interest adjustment;

    (2) minus any applicable surrender charge if Annuity Payment Option 1 is selected;

    (3) minus the pro-rated portion of the annual Contract fee (unless the Annuity Date falls on the Contract Anniversary);

    (4)  minus any applicable loan amount; and

    (5)  minus any applicable premium taxes not yet deducted.

PAYMENTS
Any surrender, partial withdrawal, Contract loan, or death benefit usually will be paid within seven days of receipt of a Written Request, any information or documentation reasonably necessary to process the request, and (in the case of a death benefit) receipt and filing of Due Proof of Death. However, payments may be postponed if:

    (1) the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC; or

    (2)  the SEC permits the postponement for the protection of Owners; or

    (3) the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practicable.

If a recent check or draft has been submitted, we have the right to delay payment until we are certain the check or draft has been honored.

We have the right to defer payment of any surrender, partial withdrawal, or transfer from the Guaranteed Interest Option for up to six months from the date of receipt of Written Request for such a surrender or transfer. If payment is not made within 30 days after receipt of documentation necessary to complete the transaction, or such shorter period required by a particular jurisdiction, interest will be added to the amount paid from the date of receipt of documentation at 3% or such higher rate required for a particular jurisdiction.

Contracts may be sold to or in connection with retirement plans that do not qualify for special tax treatment as well as retirement plans that qualify for special tax treatment under the Code. Neither the Owner nor the Annuitant may be older than age 85 on the Contract Date.

MODIFICATION
Upon notice to the Owner and as permitted by applicable law, we may modify the
Contract:

    (1) to permit the Contract or the Variable Account to comply with any applicable law or regulation issued by a government agency; or

    (2) to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts; or

    (3)  to reflect a change in the operation of the Variable Account; or

    (4)  to provide for the addition or substitution of investment options.

In the event of most such modifications, we will make appropriate endorsement to the Contract.

REPORTS TO OWNERS
At least annually, we will mail to each Owner, at such Owner's last known address of record, a report setting forth the Contract Value (including the Contract Value in each Subaccount and each Guarantee Amount) of the Contract, purchase payments paid and charges deducted since the last report, partial withdrawals made since the last report and any further information required by any applicable law or regulation.

Householding. To reduce service expenses, we intend to send only one copy of its reports per household regardless of the number of Owners at the household. However, any Owner may obtain additional reports upon request to us.

CHANGE OF ADDRESS NOTIFICATION
To protect you from fraud and theft, we may verify any changes in address you request by sending a confirmation of the change to both your old and new address. We may also call you to verify the change of address.

INQUIRIES
Inquiries regarding a Contract may be made in writing to us at our Mailing Address. We may charge a fee of up to $50 for each research request.

                         THE GUARANTEED INTEREST OPTION
================================================================================

The guaranteed interest option varies according to the state in which the Contract is issued. Solely for the sake of convenient reference, states have been divided into three categories. In category one, we offer guarantee periods varying in duration from one year to ten years and we may impose an interest adjustment on guarantee amounts withdrawn prior to the expiration of a guarantee period.

In Category 2, we offer a guarantee period of one year and no interest adjustment is imposed if guarantee amounts are withdrawn before the expiration of that year.

In Category 3, we do not intend to offer a guaranteed interest option.

To determine the guaranteed interest option available in your state, find the name of your state in the lists of states below. Then read about the guaranteed interest option available in that state.

CATEGORY 1
We, in Category 1 states, may offer guarantee periods varying in duration from one year to ten years and we may impose an interest adjustment on guarantee amounts withdrawn prior to the expiration of a guarantee period. Category 1 states are: Alabama, Alaska, Arizona, Arkansas, California, Colorado, Connecticut, Delaware, District of Columbia, Florida, Georgia, Hawaii, Idaho, Illinois, Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine, Massachusetts, Michigan, Minnesota, Mississippi, Missouri, Montana, Nebraska, Nevada, New Hampshire, New Mexico, North Carolina, North Dakota, Ohio, Oklahoma, Rhode Island, South Carolina, South Dakota, Tennessee, Vermont, Virginia, West Virginia, and Wyoming.

In Category 1 states, an Owner may allocate some or all of the Net Purchase Payments and transfer some or all of the Contract Value to the Guaranteed Interest Option for selected periods of time from one to ten years. We also intend to offer a special one year Guarantee Period that allows transfers to other Subaccounts throughout the Guarantee Period (the "DCA One Year Guarantee Period"). Because you will be transferring Contract Value from the DCA One Year Guarantee Period, you will be earning interest on a decreasing amount. Purchase Payments may be allocated to this DCA One Year Guarantee Period, but transfers are not allowed into it. The DCA One Year Guarantee Period may not be available in all states and the Guaranteed Interest Options may not be available in all states. Contact us for information on availability in your state.

The Guaranteed Interest Option is part of our General Account and pays interest at declared rates, set at our sole discretion. The rates are guaranteed for a selected period of time from one to ten years (currently only one year is offered). The principal, after deductions, is also guaranteed. Our General Account supports its insurance and annuity obligations. Since the Guaranteed Interest Option is part of the General Account, we assume the risk of investment gain or loss on this amount. All assets in the General Account are subject to our general liabilities from business operations.

The Guaranteed Interest Option has not been, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither the Guaranteed Interest Option nor our General Account has been registered as an investment company under the 1933 Act. Therefore, neither our General Account, nor the Guaranteed Interest Option, is generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to the Guaranteed Interest Option which are included in this Prospectus are for the Owner's information. However, such disclosures are subject to certain generally applicable provisions of federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Guaranteed Interest Option Value. The portion of the Contract Value allocated to the Guaranteed Interest Option is the Guaranteed Interest Option value which is credited with interest, as described below. The Guaranteed Interest Option value reflects interest credited to Contract Value in Guarantee Periods, Net Purchase Payments allocated to or Contract Value transferred to Guarantee Periods, transfers of Contract Value out of Guarantee Periods, surrenders and partial withdrawals from Guarantee Periods (including related interest adjustments), and charges assessed in connection with the Contract. The Guaranteed Interest Option value is the sum of Guarantee Amounts under the Contract. The Guaranteed Interest Option value is guaranteed to accumulate at a minimum effective annual interest rate of 3%.

Guarantee Periods. From time to time we will offer to credit Guaranteed Interest Option value with interest at specific guaranteed rates for specific periods of time. These periods of time are known as Guarantee Periods. We may offer one or more Guarantee

Periods of one to ten years' duration at any time, but will always offer a Guarantee Period of one year (currently, only the one-year Guaranteed Period is offered). We will publish an effective annual interest rate applicable to each Guarantee Period being offered at that time. Net Purchase Payments allocated or Contract Value transferred to a Guarantee Period is guaranteed to earn that rate of interest for each year of the period (provided that such payments and Contract Value are not withdrawn during the Guarantee Period or surrendered). The interest rates available at any time will vary with the number of years in the Guarantee Period but will always be equal to or greater than an effective annual rate of 3%.

Guarantee Periods begin as of the date Net Purchase Payments or transfers of Contract Value are made to them and end when the number of years in the Guarantee Period have elapsed. Transfers of Contract Value to the DCA One Year Guarantee Period are not permitted. The last day of the Guarantee Period is the expiration date for the Guarantee Period. Owners may not select Guarantee Periods with expiration dates later than the Contract's current Annuity Date. During the 30-day period prior to the expiration of a Guarantee Period, the Owner may transfer the Guarantee Amount related to that Guarantee Period to any new Guarantee Period or Subaccount available at that time. Such transfers may be made at any time from the DCA One Year Guarantee Period. At the expiration of the DCA One Year Guarantee Period, any amount remaining in the account will be transferred to the Ultra Series Money Market Class I Subaccount if other instructions are not received from the Owner. If, at the expiration of a Guarantee Period, less than one year remains until the Annuity Date, we will credit interest to the Guarantee Amount at the guaranteed rate then applicable to a one year Guarantee Period. For Guarantee Periods other than the DCA One Year Guarantee Period, we will notify Owners of the available Guarantee Periods and Subaccounts 30 days prior to the expiration of a Guarantee Period.

If an Owner does not respond to the notice with instructions as to how to reinvest the Guarantee Amount, then on the expiration date we will invest the Guarantee Amount in another Guarantee Period of the same duration as the expiring period. If that Guarantee Period will extend beyond the Annuity Date of the Contract, we will reinvest the Guarantee Amount in the Guarantee Period of the longest duration that expires before the Annuity Date.

We may credit Guarantee Amounts with interest at current rates in excess of the minimum guaranteed rate but is not obligated to do so. We have no specific formula for determining current interest rates. These current interest rates may be influenced by, but do not necessarily correspond to, prevailing general market interest rates. Guaranteed Interest Option Value will not share in the investment performance of our General Account or any portion thereof. Any interest credited on Guarantee Amounts in excess of the minimum guaranteed effective rate of 3% per year will be determined in our sole discretion. The Owner therefore assumes the risk that interest credited may not exceed the minimum guaranteed rate.

Net Purchase Payment Preservation Program. An Owner may elect to allocate the initial Net Purchase Payment between the Guaranteed Interest Option and the Variable Account so that at the end of the Guaranteed Period the portion of the initial Net Purchase Payment allocated to the Guarantee Interest Option will equal the initial Net Purchase Payment. This would permit the Owner to allocate the remaining portion of the initial Net Purchase Payment to one or more Subaccounts and still be certain of having a Contract Value at the end of the Guarantee Period at least equal to the initial Net Purchase Payment. Upon request, we will calculate the portion of any Net Purchase Payment that must be allocated to a particular Guarantee Period to achieve this result.

Interest Adjustment. We will impose an interest adjustment on Guarantee Amounts withdrawn or surrendered or applied to an Annuity Payment Option from a Guarantee Period (other than the DCA One Year Guarantee Period) before expiration of the period except when such a withdrawal, surrender, or annuitization occurs during the last 30 days of the period. The interest adjustment is calculated by multiplying the amount surrendered, withdrawn, or annuitized by the following factor:

                              0.70 x (I - J) x n/12
Where:

       I= the guaranteed interest rate then being offered for a new Guarantee Period equal in duration and type to the period from which the Guarantee Amount is being withdrawn, surrendered or annuitized. If a Guarantee Period of such duration is not being offered, "I" equals the linear interpolation of the guaranteed rates for periods then available. If the Guarantee Periods needed to perform the interpolation are not being offered, "I" equals the interest rate being paid on the Treasury Constant Maturity Series published by the Federal Reserve Board for Treasury securities with remaining maturities equal to the duration of the appropriate Guarantee Period plus the interest adjustment reference factor shown on the Contract data page. If no published rates are available for maturities equal to the duration of the appropriate Guarantee Period, linear interpolation of other published rates will be used.

       J= the guaranteed interest rate then being credited to the Guarantee Amount being withdrawn, surrendered or annuitized.

       n= the number of complete months remaining until the expiration of the Guarantee Period.

At a time when I exceeds J, the interest adjustment will reduce the portion of any Guarantee Amount available for withdrawal, surrender, or annuitization. At a time when J exceeds I, the interest adjustment will increase the portion of any Guarantee Amount available for withdrawal, surrender, or annuitization. Moreover, the interest adjustment will only operate to increase or reduce credited interest in an amount equal to the excess of 3% per year on a Guarantee Amount at the beginning of any Guarantee Period.

The interest adjustment is calculated separately for each Guarantee Amount and is applied before any surrender charge. Owners must instruct us as to which Guarantee Periods should be withdrawn or surrendered. Within any Guarantee Period, Guarantee Amounts are withdrawn or surrendered on a first-in-first-out basis. The adjustment does not apply to the calculation of a death benefit or to amounts deducted from Guaranteed Interest Option value by us as fees or charges. In addition, the application of an Interest Adjustment will not cause the sum of the Surrender Charge and Interest Adjustment to exceed 10% of the amount withdrawn or surrendered.

Any applicable interest adjustment(s) will be deducted from or added to the remaining Guarantee Amount(s), if any, or from all remaining Guarantee Amounts on a pro-rata basis. If, at the time a partial withdrawal is requested from a Guarantee Amount, the Guaranteed Interest Option value would be insufficient to permit the deduction of the interest adjustment from any remaining Guarantee Amounts, then we will not permit the partial withdrawal.

The imposition of an interest adjustment may have significant federal income tax consequences. (See FEDERAL TAX MATTERS, Taxation of Annuities.)

CATEGORY 2
We, in Category 2 states, offer guarantee periods of one year and no interest adjustment is imposed. Category 2 states include: Pennsylvania, Texas, Utah, and Wisconsin. Category 2 states may also include Maryland and New Jersey. Maryland and New Jersey offers will be limited to the DCA One Year Guarantee Period only.

In Category 2 states an Owner may allocate some or all of the Net Purchase Payments and transfer some or all of the Contract Value to the Guaranteed Interest Option for one year periods. We also intend to offer a special one year Guarantee Period that allows transfers to other Subaccounts throughout the Guarantee Period (the "DCA One Year Guarantee Period"). Because you will be transferring Contract Value from the DCA One Year Guarantee Period, you will be earning interest on a decreasing amount. Purchase Payments may be allocated to this DCA One Year Guarantee Period, but transfers are not allowed into it. Purchase payment allocations are limited to the first three contract years in Maryland and New Jersey. Contracts sold in Maryland and New Jersey prior to availability of the DCA One Year Guarantee Period do not contain the Guaranteed Interest Option.

The Guaranteed Interest Option is part of our General Account and pays interest at declared rates, set at our sole discretion, that are guaranteed for one year. The principal, after deductions, is also guaranteed. Our General Account supports its insurance and annuity obligations. Since the Guaranteed Interest Option is part of the General Account, we assume the risk of investment gain or loss on this amount. All assets in the General Account are subject to our general liabilities from business operations.

The Guaranteed Interest Option has not been, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither the Guaranteed Interest Option nor our General Account has been registered as an investment company under the 1940 Act. Therefore, neither our General Account, nor the Guaranteed Interest Option, is generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to the Guaranteed Interest Option which are included in this Prospectus are for the Owner's information. However, such disclosures are subject to certain generally applicable provisions of federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Guaranteed Interest Option Value. The Guaranteed Interest Option value is the portion of the Contract Value allocated to the Guaranteed Interest Option. The Guaranteed Interest Option value reflects Net Purchase Payments allocated to and Contract Value transferred to 1) Guarantee Periods, 2) interest credited to Contract Value in Guarantee Periods, 3) transfers of Contract Value out of Guarantee Periods, 4) surrenders and partial withdrawals from Guarantee Periods, and 5) charges assessed in connection with the Contract. Guarantee Amounts are withdrawn or surrendered on a first-in-first-out basis. The Guaranteed Interest Option value is the sum of Guarantee Amounts under the Contract. The Guaranteed Interest Option value is guaranteed to accumulate at a minimum effective annual interest rate of 3%.

Guarantee Periods. From time to time we will offer to credit Guaranteed Interest Option value with interest at a specific rate guaranteed for the following one-year period. The one-year period is known as a Guarantee Period. We will publish the effective annual interest rate applicable to each Guarantee Period. Net Purchase Payments allocated and Contract Value transferred to a Guarantee Period is guaranteed to earn that rate of interest during the period (provided that such payments and Contract Value are not withdrawn from the Guarantee Period or surrendered). The interest rate will always be equal to or greater than an effective annual rate of 3%.

A Guarantee Period begins as of the date Net Purchase Payments or transfers of Contract Value are made to the Guarantee Account and ends when 365 days have passed. Transfers of Contract Value to the DCA One-Year Guarantee Period are not permitted. The last day of the 365-day period is the expiration date for the Guarantee Period. During the 30-day period prior to the expiration date, the Owner may transfer the Guarantee Amount related to that Guarantee Period to a new one year Guarantee Period or to any Subaccount available at that time. Such transfers may be made at any time from the DCA One-Year Guarantee Period. At the expiration of a DCA One-Year Guarantee Period, any amount remaining will be transferred to the Ultra Series Money Market Class I Subaccount. For Guarantee Periods other than the DCA One Year Guarantee Period, we will notify Owners of the interest rates applicable to the upcoming Guarantee Period thirty days prior to the expiration of a Guarantee Period. If an Owner does not respond to the notice with instructions as to how to reinvest the Guarantee Amount, then on the expiration date we will invest the Guarantee Amount in another one year Guarantee Period at the guaranteed rate then offered. If less than one year remains until the Annuity Date, we will credit interest to the Guarantee Amount at the guaranteed rate then applicable to a one year Guarantee Period.

We intend to credit Guarantee Amounts with interest at current rates in excess of the minimum guaranteed rate but is not obligated to do so. We have no specific formula for determining current interest rates. Current interest rates may be influenced by, but do not necessarily correspond to, prevailing general market interest rates. Guaranteed Interest Option Value will not share in the investment performance of our General Account. Any interest credited on Guarantee Amounts in excess of the minimum guaranteed effective rate of 3% per year will be determined in our sole discretion. The Owner assumes the risk that interest credited may not exceed the minimum guaranteed rate.

We will not impose an interest adjustment on Guarantee Amounts withdrawn or surrendered or applied to an Annuity Payment Option from the Guaranteed Interest Option.

Net Purchase Payment Preservation Program. An Owner may elect to allocate the initial Net Purchase Payment between the one year Guaranteed Period and the Variable Account so that at the end of the Guarantee Period, the portion of the initial Net Purchase Payment allocated to the Guarantee Amount will equal the initial Net Purchase Payment. This permits the Owner to allocate the remaining portion of the initial Net Purchase Payment to one or more Subaccounts and still be certain of having a Contract Value at the end of the Guarantee Period at least equal to the initial Net Purchase Payment. Upon request, we will calculate the portion of any initial Net Purchase Payment that must be allocated to a one-year Guarantee Period to achieve this result. The program is not available in Maryland and New Jersey.

CATEGORY 3
We do not intend to offer a Guaranteed Interest Option in Category 3 states. Category 3 states are: Oregon and Washington.

                             CHARGES AND DEDUCTIONS
================================================================================

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

General. No charge for sales expenses is deducted from purchase payments at the time purchase payments are paid. However, within certain time limits described below, a surrender charge (contingent deferred sales charge) is deducted from the Contract Value if a partial withdrawal or surrender is made before the Annuity Date. Also, a surrender charge is deducted from amounts applied to Annuity Payment Option 1. (See DESCRIPTION OF THE CONTRACT, Annuity Payments on the Annuity Date.)

Charge for Partial Withdrawal or Surrender. A charge is imposed on the partial withdrawal or surrender of purchase payments within seven years of their having been received by us. The surrender charge is the percentage of each such purchase payment specified in the table below and is separately calculated and applied to each purchase payment at any time when that purchase payment is withdrawn or surrendered. No surrender charge applies to Contract Value in excess of aggregate purchase payments. The surrender charge is calculated using the assumption that all Contract Value in excess of aggregate purchase payments is surrendered before any purchase payments and that purchase payments are surrendered on a first-in-first-out basis.


                  ---------------------------------------------
                      Number of Full
                    Years Between Date             Charge as
                   of Purchase Payment           Percentage of
                  and Date of Surrender        Purchase Payment
                  ---------------------------------------------
                            0                         7%
                            1                         6%
                            2                         5%
                            3                         4%
                            4                         3%
                            5                         2%
                            6                         1%
                           7+                         0%
                  ---------------------------------------------

Any applicable surrender charge is deducted pro-rata from the remaining Variable Contract Value in the Subaccounts from which the withdrawal is made or the remaining Guaranteed Interest Option value from the Guarantee Amounts from which the withdrawal is made. If such remaining Variable Contract Value or Guaranteed Interest Option value is insufficient for this purpose, the surrender charge is deducted pro-rata from all Subaccounts and Guarantee Amounts under the Contract.

Amounts Not Subject to Surrender Charge. In each Contract Year, earnings may be withdrawn free of surrender charges. In addition, up to 10% of an amount equal to the aggregate purchase payments still subject to a surrender charge (computed at the time of the withdrawal or surrender) may be withdrawn or surrendered during that year without a surrender charge. Any amounts surrendered or withdrawn in excess of this 10% will be assessed a surrender charge. This right is not cumulative from Contract Year to Contract Year.

Waiver of Surrender Charge. In most states, the Contract provides that, upon Written Request from the Owner before the Annuity Date, the surrender charge will be waived on a partial withdrawal or surrender if the Annuitant is confined to a nursing home or hospital (as described in the Contract) or becomes terminally ill (as described in the Contract). This waiver is not available in some states, and, therefore, is not described in Contracts issued in those states. As of May 1, 2005, those states include Kansas, New Jersey, Pennsylvania, and Texas. This benefit may be exercised one time.

We also offer an Executive Benefits Plan Endorsement in conjunction with certain deferred compensation plans. The executive benefits plan endorsement waives the surrender charges (deferred charges) on the contract (policy) to which it is attached subject to the following conditions:

    1. the contract (policy) is surrendered and the proceeds are used to fund a new policy provided through CUNA Mutual Insurance Society or an affiliate;

    2.   the contract (policy) is owned by a business or trust;

    3.   the new contract (policy) is owned by the same entity;

    4. the annuitant (insured) under the contract (policy) is a selected manager or a highly compensated employee (as those terms are defined by Title 1 of the Employee Retirement Income Security Act, as amended);

    5. the annuitant (insured) under the new contract is also a selected manager or highly compensated employee;

    6. we receive an application for the new contract (and have evidence of insurability satisfactory to us).

There is no charge for this benefit. However, if you exercise this benefit during the first two contract (policy) years, we reserve the right to charge a fee to offset expenses incurred. This fee will not exceed $150. The Executive Benefits Plan Endorsement may not be available in all states.

ANNUAL CONTRACT FEE
On each Contract Anniversary prior to the Annuity Date, we deduct from the Variable Contract Value an annual Contract fee of $30 to pay us for administrative expenses relating to the Contract. The fee is deducted from each Subaccount and from the Guaranteed Interest Option based on the proportion that the value of the Subaccount and the Guaranteed Interest Option bear to the total Contract Value. (In Texas and South Carolina, the fee is deducted from each Subaccount based on the proportion that the value of the Subaccount bears to the total Variable Contract Value.) The annual Contract fee also is deducted upon surrender of a Contract on a date other than a Contract Anniversary. A pro-rated portion of the fee is deducted upon annuitization. After the Annuity Date, the annual Contract fee is deducted from variable annuity payments. We do not deduct the annual Contract fee on Contracts with a Contract Value of $25,000 or more on the Contract Anniversary. The Contract fee will not be charged after the Annuity Date when a Contract with a Contract Value of $25,000 or more has been annuitized.

ASSET-BASED ADMINISTRATION CHARGE
We deduct a daily administration charge to compensate us for certain expenses we incur in administration of the Contract. The charge is deducted from the assets of the Variable Account at an annual rate of 0.15%.

TRANSFER PROCESSING FEE


Currently no fee is charged for transfers. However, we may charge $10 for the 13th transfer and each subsequent transfer during a Contract Year. For the purpose of assessing such a transfer fee, each Written Request would be considered to be one transfer, regardless of the number of Subaccounts or Guarantee Amounts affected by the transfer. The transfer fee would be deducted from the Subaccount or Guarantee Amount from which the transfer is made. If a transfer is made from more than one Subaccount or Guarantee Amount at the same time, the transfer fee would be deducted pro-rata from the remaining Variable Contract Value in such Subaccount(s) or from the remaining Guarantee Amount.


DUPLICATE CONTRACT CHARGE
You can obtain a summary of your Contract at no charge. There will be a $30 charge for a duplicate contract. In addition, a Written Request is needed to request a duplicate Contract.

MORTALITY AND EXPENSE RISK CHARGE
To compensate us for assuming mortality and expense risks, we deduct a daily mortality and expense risk charge from the assets of the Variable Account. The charge is at a daily rate of 0.003425%. On an annual basis, this equates to 1.25% (approximately 0.85% for mortality risk and 0.40% for expense risk).

The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when the guarantees in the Contract were established. Because of these guarantees, each Payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk that we assume also includes a guarantee to pay a death benefit if the Annuitant dies before the Annuity Date. The expense risk that we assume is the risk that the administrative fees and transfer fees (if imposed) may be insufficient to cover actual future expenses.

We may use any profits from this charge to finance other expenses, including distribution expenses related to the Contracts or any other purpose.

LOAN INTEREST CHARGE
While a loan is outstanding, loan interest is payable at the end of each Contract Year or, if earlier, on the date of loan repayment, surrender, termination, or death of the Annuitant. Loan interest is charged in arrears on the amount of an outstanding loan. Loan interest that is unpaid when due will be added to the amount of the loan at the end of each Contract Year and will bear interest at the same rate. We charge an annual interest rate of 6.50% on loans. After offsetting the 3.00% interest we guarantee we will credit to the Loan Account, the maximum guaranteed net cost of loans is 3.50% (annually).

EXECUTIVE BENEFITS PLAN ENDORSEMENT CHARGE
We also may charge a fee, not to exceed $150, for each partial withdrawal or surrender if we waive surrender charges under the Executive Benefits Plan Endorsement during the first two Contract Years. This fee is intended to offset expenses incurred in providing the endorsement. If a fee is imposed, this fee will be deducted from the Contract Value at the time of the surrender or partial withdrawal.

CHANGE OF ANNUITANT ENDORSEMENT
We offer a Change of Annuitant Endorsement in conjunction with certain deferred compensation plans. This Endorsement permits an Owner that is a business or trust to change the Annuitant at any time when the current Annuitant is alive provided that both the current Annuitant and new Annuitant are selected managers or highly compensated employees of the Owner. Generally, there is no charge for this Endorsement, however, if the Owner exercises the rights under this Endorsement during the first two Contract Years, we may charge up to $150 to offset our expenses incurred in connection with the Endorsement. The Change of Annuitant Endorsement is subject to a number of conditions.

Generally, there is no charge for this endorsement, however, if the Owner exercises the rights under this endorsement during the first two Contract Years, we may charge up to $150 to offset our expenses incurred in connection with the endorsement. If a fee is imposed, this fee will be deducted from the Contract Value at the time of the surrender or partial withdrawal. The Change of Annuitant Endorsement is subject to a number of conditions.

INCOME PAYMENT INCREASE ENDORSEMENT
We offer an Income Payment Increase Endorsement on this Contract. Under this Endorsement and subject to the conditions described in the Endorsement, you may increase the annuity payments under any Annuity Payment Option (other than Annuity Payment Option 1) by sending us an additional payment of up to $1 million with your Written Request electing an Annuity Payment

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

Option. We deduct any Premium Taxes from the additional payment and the additional amount is added to the Contract Value applied to the Annuity Payment Option. Currently there is no charge for this Endorsement; however, we may charge up to $150 for the Endorsement. If a charge is assessed, it will be deducted from the additional amount received before it is added to the Contract Value applied to the Annuity Payment Option.

FUND EXPENSES
Because the Variable Account purchases shares or units of the various Funds, the net assets of the Variable Account will reflect the investment management fees and other operating expenses incurred by such Funds. (See EXPENSE TABLES and the accompanying current prospectus for the Funds). A more detailed description of these fees and expenses may be found in each Fund prospectus, which follows this Prospectus. In addition, as discussed under "Servicing Fees" above, the Funds pay us for providing certain administrative services.

PREMIUM TAXES
Various states and other governmental entities levy a premium tax on annuity contracts issued by insurance companies. Premium tax rates are subject to change from time to time by legislative and other governmental action. In addition, other government units within a state may levy such taxes. The timing of tax levies varies from one taxing authority to another. If premium taxes are applicable to a Contract, the jurisdiction may require payment (a) from purchase payments as they are received, (b) from Contract Value upon withdrawal or surrender, (c) from adjusted Contract Value upon application to an Annuity Payment Option, or (d) upon payment of a death benefit. We will forward payment to the taxing jurisdiction when required by law. Although we may deduct premium taxes at the time such taxes are paid to the taxing authority, currently we do not deduct premium tax from the Owner's Contract Value until the Contract is annuitized.

We, upon request, will provide current premium tax rates. To obtain this information, contact us at the address and telephone number shown on the first page of this prospectus. As of January 1, 2010 the Contracts offered by this Prospectus were subject to tax in the states shown below:

               --------------------------------------------------
               State                 Non-Qualified      Qualified
               --------------------------------------------------
               California            2.35%              0.50%
               Maine                 2.00%              0.00%
               Nevada                3.50%              0.00%
               Puerto Rico           1.00%              1.00%
               South Dakota          1.25%              0.00%
               West Virginia         1.00%              1.00%
               Wyoming               1.00%              0.00%
               --------------------------------------------------

OTHER TAXES
Currently, no charge is made against the Variable Account for any federal, state, or local taxes (other than premium taxes) that we incur or that may be attributable to the Variable Account or the Contracts. We may, however, make such a charge in the future from Surrender Value, death benefits, or annuity payments, as appropriate. Such taxes may include taxes (levied by any government entity) which we determine to have resulted from: (1) the establishment or maintenance of the Variable Account, (2) receipt by us of purchase payments, (3) issuance of the Contracts, or (4) the payment of annuity payments.

                             ANNUITY PAYMENT OPTIONS
================================================================================

ELECTION OF ANNUITY PAYMENT OPTIONS
On the Annuity Date, the adjusted Contract Value will be applied under an Annuity Payment Option, unless the Owner elects to receive the Surrender Value in a single sum. (See DESCRIPTION OF THE CONTRACT, Annuity Payments on the Annuity Date.) If an election of an Annuity Payment Option is not on file at our Mailing Address on the Annuity Date, the proceeds will be paid as a life income annuity with payments for ten years guaranteed. An Annuity Payment Option may be elected, revoked, or changed by the Owner at any time before the Annuity Date while the Annuitant is living. The election of an option and any revocation or change must be made by Written Request signed by the Owner and/or Beneficiary, as appropriate. The Owner may elect to apply any portion of the adjusted Contract Value to provide either variable annuity payments or fixed annuity payments or a combination of both.

Before the Annuity Date, the Owner can apply the entire Surrender Value under an Annuity Payment Option, or a Beneficiary can apply the death benefit under an Annuity Payment Option. The Annuity Payment Option available are described below.

We may refuse the election of an Annuity Payment Option other than paying the adjusted Contract Value in a lump sum if the total amount applied to an Annuity Payment Option would be less than $2,500, or each annuity payment would be less than $25.00.

FIXED ANNUITY PAYMENTS
Fixed annuity payments are periodic payments from us to the designated Payee, the amount of which is fixed and guaranteed by us. The amount of each payment depends only on the form and duration of the Annuity Payment Option chosen, the age of the Annuitant, the gender of the Annuitant (if applicable), the amount applied to purchase the annuity payments, and the applicable annuity purchase rates in the Contract. The annuity purchase rates in the Contract are based on a minimum guaranteed interest rate of 3.5%. We may, in its sole discretion, make annuity payments in an amount based on a higher interest rate.

VARIABLE ANNUITY PAYMENTS
The dollar amount of the first variable annuity payment is determined in the same manner as that of a fixed annuity payment. Therefore, for any particular amount applied to a particular Annuity Payment Option, the dollar amount of the first variable annuity payment and the first fixed annuity payment (assuming such fixed payment is based on the minimum guaranteed 3.5% interest rate) would be the same. Variable annuity payments after the first payment are similar to fixed annuity payments except that the amount of each payment varies to reflect the net investment performance of the Subaccount(s) selected by the Owner or Payee.

The net investment performance of a Subaccount is translated into a variation in the amount of variable annuity payments through the use of Annuity Units. The amount of the first variable annuity payment associated with each Subaccount is applied to purchase Annuity Units at the Annuity Unit value for the Subaccount on the Annuity Date. The number of Annuity Units of each Subaccount attributable to a Contract then remains fixed unless an exchange of Annuity Units is made as described below. Each Subaccount has a separate Annuity Unit value that changes with each Valuation Period in substantially the same manner as do Accumulation Units of the Subaccount.

The dollar value of each variable annuity payment after the first is equal to the sum of the amounts determined by multiplying the number of Annuity Units under a Contract of a particular Subaccount by the Annuity Unit value for the Subaccount for the Valuation Period which ends immediately preceding the date of each such payment. If the net investment return of the Subaccount for a payment period is equal to the pro-rated portion of the 3.5% annual assumed investment rate, the variable annuity payment attributable to that Subaccount for that period will equal the payment for the prior period. To the extent that such net investment return exceeds an annualized rate of 3.5% for a payment period, the payment for that period will be greater than the payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 3.5%, the payment for that period will be less than the payment for the prior period.

After the Annuity Date, a Payee may change the selected Subaccount(s) by Written Request up to four times per Contract Year. Such a change will be made by exchanging Annuity Units of one Subaccount for another on an equivalent dollar value basis. See the Statement of Additional Information for examples of Annuity Unit value calculations and variable annuity payment calculations.

DESCRIPTION OF ANNUITY PAYMENT OPTIONS

Option 1 - Interest Income. (Fixed Annuity Payments Only) The proceeds are left with us to earn interest at a compound annual rate to be determined by us but not less than 3.5%. Interest will be paid every month or every 12 months as the Owner or Payee selects. Under this option, the Payee may withdraw part or all of the proceeds at any time. This option may not be available in all states.

Option 2 - Income For a Fixed Term. (Fixed Annuity Payments Only) The proceeds are paid out in equal monthly installments for a fixed number of years between 5 and 30. In the event of the Payee's death, a successor Payee may receive the payments or may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee.

Option 3A - Life Income With Specified Number of Years Guaranteed. The proceeds are paid in monthly installments during the Payee's lifetime with the guarantee that payments will be made for a period of ten years or twenty years. In the event of the Payee's death before the expiration of the specified number of years, a successor Payee may receive the remaining payments or may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee.

Option 3B - Life Income With Special Specified Number of Years Guaranteed. (Fixed Annuity Payments Only) The same as Option 3A except that the specified number of years selected is at least that which is necessary for the total of all guaranteed payments to equal the amount of proceed applied under this option.

Option 3C - Life Income. The same as Option 3A except that payments are not guaranteed for a specific number of years but only for the lifetime of the Payee. Under this option, a Payee could receive only one payment if the Annuitant dies after the first payment, two payments if the Annuitant dies after the second payment, etc.

Option 4 - Joint and Survivor Life Income - 10 Year Guaranteed Period Certain. The proceeds are paid out in monthly installments for as long as either of two joint Payees (Annuitants) remain alive. If after the second Payee dies, payments have been made for fewer than 10 years, payments will be made to any successor Payee who was not a joint Annuitant or such successor Payee may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no such successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee. In addition to the 10 year guaranteed period certain, we currently make additional periods certain available under this option, including periods certain of 5 years, 15 years, and 20 years.

The amount of each payment will be determined from the tables in the Contract that apply to the particular option using the Payee's age (and if applicable, gender). Age will be determined from the last birthday at the due date of the first payment.

Option 5 - Life Income - Payments Adjusted For Inflation - Guaranteed Period Certain. (Fixed Annuity Payments Only) The proceeds adjusted for inflation as described below are paid in monthly installments during the Payee's lifetime with the guarantee that payments will be made for a period of ten years or twenty years. In the event of the Payee's death before the expiration of the specified number of years, a successor Payee may receive the remaining payments or may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee.

Option 6 - Joint and Survivor Life Income - Payments Adjusted For Inflation - 10 year Guaranteed Period Certain. (Fixed Annuity Payments Only) The proceeds adjusted for inflation as described below are paid out in monthly installments for as long as either of two joint Payees (Annuitants) remain alive. If after the second Payee dies, payments have been made for fewer than 10 years, payments will be made to any successor Payee who was not a joint Annuitant or such successor Payee may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no such successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee. In addition to the 10 year guaranteed period certain, we currently make additional periods certain available under this option, including periods certain of 5 years, 15 years, and 20 years.

Option 7 - Life Income - Payments Adjusted For Inflation - Lifetime Payout with Cash Refund. (Fixed Annuity Payments Only) We will pay monthly annuity payments adjusted for inflation as described below for as long as the original Payee lives. The total amount paid under this option will be at least equal to the Contract Value applied. If the original Payee dies and the total of all annuity payments paid is less than the Contract Value applied to this option, the difference will be payable to the successor Payee in a lump sum. If there is no successor Payee, it will be payable to the Payee's estate.

Option 8 - Joint and Survivor Life Income - Payments Adjusted For Inflation - Lifetime Payout with Cash Refund. (Fixed Annuity Payments Only) We will pay monthly annuity payments adjusted for inflation as described below for as long as either of the original Payees is living. The total amount paid under this option will be at least equal to the Contract Value applied. If at the death of the second surviving Payee, the total of all annuity payments paid is less than the Contract Value applied to this option, the difference will be payable to the successor Payee in a lump sum. If there is no successor Payee, it will be payable to the last surviving Payee's estate.

Adjustments for Inflation. For Options 5, 6, 7, and 8, income payments will be adjusted for inflation at the beginning of each calendar year. The adjustment is based on the percentage increase in the Consumer Price Index - Urban Wage Earners and Clerical Workers (Current Series) for the 12-month period ended September 30 of the prior calendar year. If the change in the index is negative, no adjustment will be made. If the CPI-W is discontinued, a substitute index will be used. Such substitute index may be subject to approval by your state insurance department. We reserve the right to discontinue offering settlement options 5, 6, 7, and 8 if the U.S. Treasury Department no longer issues new Treasury Inflation Protection Securities.

Alternate Payment Option. In lieu of one of the above options, the adjusted Contract Value or death benefit, as applicable, may be applied to any other payment option made available by us or requested and agreed to by us.

Please note that Annuity Payment Options without a life contingency (e.g., Annuity Payment Option Options 1 and 2) may not satisfy required minimum distribution rules. Consult a tax advisor before electing one of these options.

                               FEDERAL TAX MATTERS
================================================================================

The Following Discussion is General and Is Not Intended as Tax Advice

INTRODUCTION
This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. Any person concerned about specific tax implications should consult a competent tax adviser before making a transaction. This discussion is based upon our understanding of the present federal income tax laws, as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contract may be purchased on a non-qualified basis or purchased and used in connection with plans qualifying for favorable tax treatment. The Qualified Contract is designed for use by individuals whose purchase payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, 408A or 457(b) of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, and on the economic benefit to the Owner, the Annuitant, or the Beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of a Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a Contract. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment. Effective January 1, 2009, we will no longer accept purchase payments that are salary deferrals from Contracts used as funding vehicles for Code Section 403(b) retirement programs.

TAX STATUS OF THE CONTRACT
Diversification Requirements. Section 817(h) of the Code provides that separate account investment underlying a contract must be "adequately diversified" in accordance with Treasury regulations in order for the contract to qualify as an annuity contract under Section 72 of the Code. The Variable Account, through each underlying Fund, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various Subaccounts may be invested. Although we do not have direct control over the Funds in which the Variable Account invests, we believe that each Fund in which the Variable Account owns shares will meet the diversification requirements, and therefore, the Contract will be treated as an annuity contract under the Code.

Owner Control. In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contract, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent Contract Owners from being treated as the owners of the underlying separate account assets.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that: (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the annuity date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements will be considered satisfied as to any portion of the owner's interest which is payable to or for the benefit of a "designated Beneficiary" and which is distributed over the life of such annuitant or over a period not extending beyond the life expectancy of that annuitant, provided that such distributions begin within one year of that owner's death. The owner's "designated Beneficiary" is the person designated by such owner as an annuitant and to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner's "designated Beneficiary" is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

TAXATION OF ANNUITIES
The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

In General. Section 72 of the Code governs taxation of annuities in general. We believe that an Owner who is a natural person is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the Contract Value (e.g., partial withdrawals and surrenders) or as annuity payments under the payment option elected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or payment option) is taxable as ordinary income.

Any annuity contract owner who is not a natural person generally must include in income any increase in the excess of the Contract Value over the "investment in the contract" during the taxable year. There are some exceptions to this rule, and a prospective Owner that is not a natural person may wish to discuss these with a competent tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Partial Withdrawals and Surrenders. In the case of a partial withdrawal from a Qualified Contract, under Section 72(e) of the Code, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any purchase payments paid by or on behalf of the individual under a Contract which were not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from Qualified Contracts.

In the case of a partial withdrawal (including systematic withdrawals) from a Non-Qualified Contract, under Section 72(e), any amounts received are generally first treated as taxable income to the extent that the Contract Value immediately before the partial withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. The Contract Value immediately before a partial withdrawal may have to be increased by any positive interest adjustment which results from such a withdrawal. There is, however, no definitive guidance on the proper tax treatment of interest adjustments, and the Owner should contact a competent tax adviser with respect to the potential tax consequences of an interest adjustment. Surrenders are treated as taxable income to the extent that the amount received exceeds the investment in the contract.

In the case of a full surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the "investment in the contract."

Section 1035 of the Code generally provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Special rules and procedures apply to Section 1035 transactions. Prospective Owners wishing to take advantage of Section 1035 should consult their tax adviser.

Annuity Payments. Tax consequences may vary depending on the payment option elected under an annuity contract. Generally, under Code Section 72(b), (prior to recovery of the investment in the Contract) taxable income does not include that part of any amount received as an annuity under an annuity contract that bears the same ratio to such amount as the investment in the contract bears to the expected return at the annuity starting date. For variable annuity payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract." For fixed annuity payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of the death of the Owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

Penalty Tax on Certain Withdrawals. In the case of a distribution pursuant to a Non-Qualified Contract, there may be imposed a federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty on distributions:

    (1)  made on or after the taxpayer reaches age 59 1/2;

    (2) made on or after the death of the holder (or if the holder is not an individual, the death of the primary Annuitant);

    (3)  attributable to the taxpayer's becoming disabled;

    (4) as part of a series of substantially equal periodic payments not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and the designated Beneficiary;

    (5) made under certain annuities issued in connection with structured settlement agreements; and

    (6) made under an annuity contract that is purchased with a single purchase payment when the Annuity Date is no later than a year from purchase of the annuity and substantially equal periodic payments are made not less frequently than annually during the annuity payment period.

Other tax penalties may apply to certain distributions under a Qualified
Contract.

Possible Changes in Taxation. Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT
A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such actions should contact a competent tax adviser with respect to the potential tax effects.

WITHHOLDING
Distributions from Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect to not have tax withheld from distributions.


Taxable "eligible rollover distributions" from Section 401(a) plans, Section 403(b) tax-sheltered annuities, and Section 457 governmental plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such plans, except certain distributions such as distributions required by the Code, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a "direct rollover" from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a "direct rollover" from the plan to an IRA established by the direct rollover.


MULTIPLE CONTRACTS
All non-qualified deferred annuity Contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity Contract for purposes of determining the amount includable in gross income under Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity Contracts purchased by the same Owner. Accordingly, a contract owner should consult a competent tax adviser before purchasing more than one annuity Contract.

TAXATION OF QUALIFIED PLANS
The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans.

Contractowners, the Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless we consent. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Brief descriptions follow of the various types of qualified retirement plans in connection with a Contract. We will amend the Contract as necessary to conform it to the requirements of such plans.

For qualified plans under Section 401(a), Section 403(b), and eligible plans under Section 457(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or
(ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover.


Corporate Pension and Profit Sharing Plans and H.R. 10 Plans. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the Contract Value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRA contributions are limited each year to the lesser of a limit specified in the Code or 100% of the amount of compensation includible in the Owner's gross income and may be deductible in whole or in part depending on the individual's income. Distributions from certain other types of qualified plans, however, may be "rolled over" on a tax-deferred basis into an IRA without regard to this limit. Earnings in an IRA are not taxed while held in the IRA. All amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2(unless certain exceptions apply) are also subject to a 10% penalty tax. Sales of the Contract for use with IRAs may be subject to special requirements of the Internal Revenue Service. The Internal Revenue Service has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualifications requirements.


Roth IRAs. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA up to the lesser of a limit specified in the Code or 100% of compensation includible in the Owner's gross income. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% federal penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they were distributed during the five taxable years beginning with the year in which the conversion was made.


Simplified Employee Pension (SEP) IRAs. Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

Tax Sheltered Annuities. Section 403(b) of the Code allows employees of certain
Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These purchase payments may be subject to FICA (Social Security) taxes. Owners of certain Section 403(b) annuities may receive Contract loans. Contract loans that satisfy certain requirements with respect to loan amount and repayment are not treated as taxable distributions. If these requirements are not satisfied, or if the Contract terminates while a loan is outstanding, the loan balance will be treated as a taxable distribution and may be subject to penalty tax, and the treatment of the Contract under Section 403(b) may be adversely affected. Owners should seek competent advice before requesting a Contract loan. The Contract includes a death benefit that in some cases may exceed the greater of the Purchase Payments or the Contract Value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser. Effective January 1, 2009, we will no longer accept purchase payments that are salary deferrals from Contracts used as funding vehicles for Code
Section 403(b) retirement programs.


Certain Deferred Compensation Plans. Code Section 457(b) provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax-exempt organizations. These plans are subject to various restrictions on contributions and distributions. The plans may permit participants to specify the form of investment for their deferred compensation account. Under a non-governmental
Section 457(b) plan, all investments are owned by the sponsoring employer, are subject to the claims of the general creditors of the employer, and, depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.


POSSIBLE CHARGE FOR OUR TAXES
At the present time, we do not charge the Subaccounts for any Federal, state, or local taxes that we incur which may be attributable to such Subaccounts or the Contracts. We, however, may in the future charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Subaccounts or to the Contracts.

OTHER TAX CONSEQUENCES
As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the Federal income tax consequences discussed herein reflect our understanding of current law and the law may change.

Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

Generation-skipping Transfer Tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


Estate, Gift and Generation-Skipping Transfer Taxes in 2010. In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010. Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping transfer taxes to return to their pre-EGTRRA form. Moreover, it is possible that Congress may enact legislation reinstating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis. The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is a U.S.-source income that is generally subject to United States federal income tax.


Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to an annuity contract purchase.


FOREIGN TAX CREDITS
We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.


                          DISTRIBUTION OF THE CONTRACT
================================================================================

We have entered into a distribution agreement with CBSI for the distribution and sale of the Contract. CBSI is a wholly owned subsidiary of CUNA Mutual Investment Corporation, which is a wholly owned subsidiary of CUNA Mutual Insurance Society. While CBSI and other broker-dealers with whom CBSI has contracted ("selling firms") continue to service current Owners, we no longer issue new Contracts. CBSI is a member of FINRA, and services Owners through its registered representatives. Registered representatives of CBSI and selling firms who service Owners have been appointed by us as insurance agents.

We pay up-front commissions of up to 6.55% of purchase payments to CBSI and selling firms for sales of the Contracts by their registered representatives. In addition, we pay an annual payment of up to 0.225% based on Contract value for so long as the Contract remains in effect.

CBSI and selling firms pays their registered representatives a portion of the compensation received for their sales of the Contracts. CBSI registered representatives and their managers may also be eligible for various cash benefits, such as insurance benefits, and non-cash compensation items that we and/or one or more of our affiliates may provide. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. CBSI's registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

In addition to the compensation paid for sales of the Contracts, we pay compensation when an Owner annuitizes all or a portion of his or her Contract and elects a life contingent annuity payout after the first Contract Year. This additional compensation can be up to 6.5% of the amount annuitized based upon the income option selected and the length of time the Contract was in force. Any trail commissions for Contract sales will cease upon payments made for Owner's life contingent annuitization. Please note that our compensation practices generally discourage annuitization during the first Contract Year. However, there are exceptions to such general practices (such as when an Owner elects a variable Annuity Payment Option). Ask your agent for more information.


AIM Variable Insurance Funds(Invesco Variable Insurance Funds), Franklin Templeton Variable Insurance Product Funds, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, and Van Kampen Life Investment Trust make payments under their Rule 12b-1 plans to CBSI in consideration of services provided by CBSI in distributing shares of those Funds. These payments may range up to 0.35% of Variable Account assets invested in a particular Fund. Payments under a Fund's Rule 12b-1 plan decrease the Fund's investment return.


A portion of the compensation paid to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your agent for further information about what your agent and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

No specific charge is assessed directly to Owners of the Contracts to cover commissions and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the Contracts and other corporate revenue.

                                LEGAL PROCEEDINGS
================================================================================

We, like other life insurance companies, and our subsidiaries may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time there are not pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account or us.

                                  VOTING RIGHTS
================================================================================

In accordance with its view of current applicable law, we will vote Fund shares held in the Variable Account at regular and special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the 1940 Act or any regulation there under should be amended, or if the present interpretation thereof should change, or we otherwise determine that we are allowed to vote the shares in our own right, we may elect to do so.

The number of votes that an Owner or Annuitant has the right to instruct will be calculated separately for each Subaccount of the Variable Account, and may include fractional votes. Prior to the Annuity Date, an Owner holds a voting interest in each Subaccount to which the Contract Value is allocated. After the Annuity Date, the Annuitant has a voting interest in each Subaccount from which variable annuity payments are made.

For each Owner, the number of votes attributable to a Subaccount will be determined by dividing the Contract Value attributable to that Owner's Contract in that Subaccount by the net asset value per share of the Fund in which that Subaccount invests. For each Annuitant, the number of votes attributable to a Subaccount will be determined by dividing the liability for future variable annuity payments to be paid from that Subaccount by the net asset value per share of the Fund in which that Subaccount invests. This liability for future payments is calculated on the basis of the mortality assumptions, the 3.5% assumed investment rate used in determining the number of Annuity Units of that Subaccount credited to the Annuitant's Contract and the Annuity Unit value of that Subaccount on the date that the number of votes is determined. As variable annuity payments are made to the Annuitant, the liability for future payments decreases, as does the number of votes.

The number of votes available to an Owner or Annuitant will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the relevant meeting of the Fund's shareholders. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established for the Fund. Each Owner or Annuitant having a voting interest in a Subaccount will receive proxy materials and reports relating to any meeting of shareholders of the Fund in which that Subaccount invests.

Fund shares for which no timely instructions are received and shares held by us in a Subaccount for which no Owner or Annuitant has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Subaccount. Voting instructions to abstain on any item to be voted upon will be applied to reduce the total number of votes eligible to be cast on a matter.

                                COMPANY HOLIDAYS
================================================================================

We are closed on the following holidays: New Year's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

We are closed on the day itself if those days fall Monday through Friday, the day immediately proceeding if those days fall on a Saturday, and the day immediately following if those days fall on a Sunday.

                              FINANCIAL STATEMENTS
================================================================================

Our and the Variable Account's financial statements are contained in the SAI. Our financial statements should be distinguished from the Variable Account's financial statements and you should consider our financial statements only as bearing upon our ability to meet our obligations under the Policies. For a free copy of these financial statements and/or the SAI, please contact us at our Mailing Address.

                              FINANCIAL HIGHLIGHTS
================================================================================

The following information is derived from the financial statements of the Variable Account. The financial statements are included in the Statement of Additional Information. The table below gives per unit information about the financial history of each Subaccount for the last ten (or life of the Subaccount) fiscal years ended December 31.


                                                                                                  Percentage
                                                                                 Accumulation     increase in     Number of units
                                                    Accumulation unit value       unit value      unit value      outstanding at
                Subaccount/Year                      beginning of period        end of period    during period     end of period
---------------------------------------------------------------------------------------------------------------------------------
Ultra Series Conservative Allocation Class I
    2007                                                   $10.00**                 $10.03           0.30%+              248,257
    2008                                                    10.03                     8.12        (19.04)%               453,845
    2009                                                     8.12                     9.35          15.15%               460,440
Ultra Series Moderate Allocation Class I
    2007                                                    10.00**                  10.02           0.20%+              597,933
    2008                                                    10.02                     6.89        (31.24)%               879,447
    2009                                                     6.89                     8.20          19.01%               739,782
Ultra Series Aggressive Allocation Class I
    2007                                                    10.00**                  10.07           0.70%+               65,945
    2008                                                    10.07                     5.85        (41.91)%               326,780
    2009                                                     5.85                     7.38          26.15%               319,589
Ultra Series Money Market Class I
    2000                                                    12.12                    12.67           4.54%             4,000,541
    2001                                                    12.67                    12.96           2.29%             6,807,709
    2002                                                    12.96                    12.97           0.08%             5,442,277
    2003                                                    12.97                    12.89         (0.62)%             3,257,171
    2004                                                    12.89                    12.83         (0.47)%             2,325,590
    2005                                                    12.83                    13.00           1.33%             1,819,183
    2006                                                    13.00                    13.40           3.08%             1,783,798
    2007                                                    13.40                    13.84           3.28%             1,527,337
    2008                                                    13.84                    13.88           0.29%             2,093,641
    2009                                                    13.88                    13.69         (1.37%)             1,059,727
Ultra Series Bond Class I
    2000                                                    12.70                    13.54           6.61%             6,267,666
    2001                                                    13.54                    14.46           6.79%             7,754,355
    2002                                                    14.46                    15.48           7.05%             9,807,227
    2003                                                    15.48                    15.73           1.61%             7,714,472
    2004                                                    15.73                    16.03           1.91%             5,759,328
    2005                                                    16.03                    16.21           1.12%             4,739,430
    2006                                                    16.21                    16.63           2.59%             3,589,718
    2007                                                    16.63                    17.22           3.55%             2,755,760
    2008                                                    17.22                    17.47           1.45%             1,760,188
    2009                                                    17.47                    18.35           5.04%             1,512,625
Ultra Series High Income Class I
    2003                                                    10.00*                   10.84           8.40%+              857,317
    2004                                                    10.84                    11.64           7.38%             1,140,208
    2005                                                    11.64                    11.77           1.12%             1,130,410
    2006                                                    11.77                    12.68           7.73%               876,969
    2007                                                    12.68                    12.77           0.71%               634,310
    2008                                                    12.77                    10.73        (15.97)%               422,431
    2009                                                    10.73                    14.21          32.43%               332,818

                                                                                                  Percentage
                                                                                 Accumulation    increase in      Number of units
                                                    Accumulation unit value       unit value      unit value      outstanding at
                Subaccount/Year                      beginning of period        end of period    during period     end of period
---------------------------------------------------------------------------------------------------------------------------------
Ultra Series Diversified Income Class I
    2000                                                   18.97                    19.43            2.42%            24,438,976
    2001                                                   19.43                    18.57          (4.43)%            22,697,132
    2002                                                   18.57                    16.27         (12.39)%            18,645,739
    2003                                                   16.27                    18.75           15.24%            16,417,415
    2004                                                   18.75                    20.03            6.83%            14,502,421
    2005                                                   20.03                    20.52            2.45%            11,744,897
    2006                                                   20.52                    22.26            8.48%             8,472,047
    2007                                                   22.26                    22.50            1.08%             6,102,852
    2008                                                   22.50                    19.24         (14.49)%             4,266,554
    2009                                                   19.24                    21.01            9.20%             3,458,368
Ultra Series Large Cap Value Class I
    2000                                                   26.95                    26.80          (0.56)%            23,810,026
    2001                                                   26.80                    23.59         (11.98)%            21,418,879
    2002                                                   23.59                    18.25         (22.64)%            17,051,764
    2003                                                   18.25                    22.66           24.16%            14,619,498
    2004                                                   22.66                    25.12           10.86%            12,677,488
    2005                                                   25.12                    26.16            4.14%            10,220,402
    2006                                                   26.16                    31.10           18.88%             7,847,943
    2007                                                   31.10                    30.85          (0.80)%             5,784,459
    2008                                                   30.85                    19.47         (36.89)%             4,177,269
    2009                                                   19.47                    22.42           15.15%             3,440,418
Ultra Series Large Cap Growth Class I
    2000                                                   29.53                    30.37            2.84%            11,514,350
    2001                                                   30.37                    27.21         (10.41)%            10,679,690
    2002                                                   27.21                    18.40         (32.38)%             8,537,540
    2003                                                   18.40                    23.44           27.39%             7,306,209
    2004                                                   23.44                    25.18            7.42%             6,387,458
    2005                                                   25.18                    25.43            0.99%             5,131,346
    2006                                                   25.43                    27.06            6.41%             3,936,445
    2007                                                   27.06                    29.98           10.79%             2,990,073
    2008                                                   29.98                    18.56         (38.09)%             2,275,387
    2009                                                   18.56                    25.26           36.10%             1,936,186
Ultra Series Mid Cap Class I*****
    2003                                                   10.00*                   12.54           25.40%+            4,366,939
    2004                                                   12.54                    14.03           11.88%             4,060,868
    2005                                                   14.03                    15.05            7.27%             3,456,200
    2006                                                   15.05                    16.53            9.83%             2,710,392
    2007                                                   16.53                    17.68            6.96%             1,983,576
    2008                                                   17.68                     9.26         (47.62)%             1,437,611
    2009                                                    9.26                    13.44           45.14%             1,199,594
Ultra Series Small Cap Class I*****
    2007                                                   10.00**                   8.95         (10.50)%+                7,520
    2008                                                    8.95                     6.57         (26.59)%                25,491
    2009                                                    6.57                     8.53           29.83%                19,645
Ultra Series International Stock Class I*****
    2003                                                   10.00*                   13.02           30.20%+              511,849
    2004                                                   13.02                    15.47           18.82%               596,552
    2005                                                   15.47                    17.78           14.93%               743,923
    2006                                                   17.78                    21.78           22.50%               841,879
    2007                                                   21.78                    23.93            9.87%               673,697
    2008                                                   23.93                    14.48         (39.49)%               477,372
    2009                                                   14.48                    18.27           26.17%               422,842


                                                                                                  Percentage
                                                                                 Accumulation    increase in      Number of units
                                                    Accumulation unit value       unit value      unit value      outstanding at
                Subaccount/Year                      beginning of period        end of period    during period     end of period
---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate
    2008                                                   10.00****                 5.40         (46.00)%+               4,567
    2009                                                    5.40                     6.98           29.26%                7,519
Developing Markets Stock***
    2000                                                    7.82                     5.24         (32.99)%            1,236,325
    2001                                                    5.24                     4.75          (9.35)%            1,046,309
    2002                                                    4.75                     4.68          (1.47)%              841,843
    2003                                                    4.68                     7.06           50.85%              623,882
    2004                                                    7.06                     8.68           22.95%              502,585
    2005                                                    8.68                    10.91           25.69%              415,360
    2006                                                   10.91                    13.79           26.40%              311,347
    2007                                                   13.79                    17.51           26.98%              244,261
    2008                                                   17.51                     8.16         (53.40)%              193,555
    2009                                                    8.16                    13.90           70.34%              154,647
Franklin High Income Securities
    2008                                                   10.00****                 7.54         (25.50)%+               7,703
    2009                                                    7.54                    10.46           40.40%                8,812
Franklin Income Securities
    2008                                                   10.00****                 6.90         (31.00)%               25,211
    2009                                                    6.90                     9.21           33.48%               36,751
Franklin Mutual Global Discovery Securities
    2008                                                   10.00****                 7.40         (26.00)%+              10,213
    2009                                                    7.40                     8.99           21.49%               36,653
Oppenheimer High Income***
    2000                                                   11.18                    10.61          (5.10)%            4,352,372
    2001                                                   10.61                    10.67            0.57%            3,947,096
    2002                                                   10.67                    10.27          (3.75)%            3,244,644
    2003                                                   10.27                    12.55           22.20%            2,587,094
    2004                                                   12.55                    13.49            7.49%            2,038,760
    2005                                                   13.49                    13.61            0.89%            1,582,658
    2006                                                   13.61                    14.69            7.94%            1,089,316
    2007                                                   14.69                    14.47          (1.50)%              706,807
    2008                                                   14.47                     3.04         (78.99)%              462,187
    2009                                                    3.04                     3.76           23.68%              358,827
Oppenheimer International Growth
    2008                                                   10.00****                 5.90         (41.00)%+              12,572
    2009                                                    5.90                     8.09           37.12%               25,721
Oppenheimer Main Street Small Cap
    2008                                                   10.00****                 6.43         (35.70)%+               8,530
    2009                                                    6.43                     8.67           34.84%               17,555
Oppenheimer Main Street
    2008                                                   10.00****                 6.40         (36.00)%+              11,335
    2009                                                    6.40                     8.07           26.09%               19,404
PIMCO CommodityRealReturn Strategy
    2008                                                   10.00****                 4.85         (51.50)%+               4,130
    2009                                                    4.85                     6.78           39.79%               15,447
PIMCO Total Return
    2008                                                   10.00****                 9.99          (0.10)%               35,692
    2009                                                    9.99                    11.22           12.31%               69,887
PIMCO Global Bond
    2008                                                   10.00****                 9.26          (7.40)%+              23,206
    2009                                                    9.26                    10.66           15.12%               34,728

                                                                                                  Percentage
                                                                                 Accumulation    increase in      Number of units
                                                    Accumulation unit value       unit value      unit value      outstanding at
                Subaccount/Year                      beginning of period        end of period    during period     end of period
---------------------------------------------------------------------------------------------------------------------------------
Strategic Income***
    2000                                                   11.55                    11.95            3.46%              875,460
    2001                                                   11.95                    12.35            3.35%              705,156
    2002                                                   12.35                    13.20            6.88%              482,215
    2003                                                   13.20                    14.37            8.86%              393,776
    2004                                                   14.37                    15.26            6.19%              282,277
    2005                                                   15.26                    15.33            0.46%              208,773
    2006                                                   15.33                    16.13            5.22%              147,883
    2007                                                   16.13                    16.49            2.23%              122,472
    2008                                                   16.49                    14.31         (13.22)%               98,320
    2009                                                   14.31                    17.53           22.50%               82,310
T. Rowe International***
    2000                                                   18.95                    15.35         (19.00)%            5,960,391
    2001                                                   15.35                    11.77         (23.32)%            5,169,250
    2002                                                   11.77                     9.49         (19.37)%            4,107,322
    2003                                                    9.49                    12.21           28.66%            2,930,679
    2004                                                   12.21                    13.70           12.20%            2,393,181
    2005                                                   13.70                    15.68           14.45%            1,855,567
    2006                                                   15.68                    18.42           17.47%            1,401,077
    2007                                                   18.42                    20.53           11.45%            1,068,590
    2008                                                   20.53                    10.38         (49.44)%              822,058
    2009                                                   10.38                    15.61           50.39%              674,336
Van Kampen Mid Cap Growth
    2008                                                   10.00****                 5.42         (45.80)%+              10,460
    2009                                                    5.42                     8.35           54.06%               16,624
Van Kampen Growth and Income
    2008                                                   10.00****                 6.96         (30.40)%+              14,225
    2009                                                    6.96                     8.52           22.41%               21,821

+Not annualized.


*This Subaccount became available on May 1, 2003.
**This Subaccount was added on May 1, 2007 with all Subaccounts starting with a $10.00 unit price.
***This Subaccount is no longer available.
****This Subaccount was added on May 1, 2008, with all Subaccounts starting with a $10.00 unit price.


*****Effective as of April 20, 2010, the Ultra Series Mid Cap Growth, Ultra Series Small Cap Growth and Ultra Series Global Securities Subaccounts merged into the Ultra Series Mid Cap, Ultra Series Small Cap and Ultra Series International Stock Subaccounts, respectively. Performance for the Ultra Series Mid Cap Subaccount prior to May 1, 2010 reflects the performance of its accounting predecessor, the Ultra Series Mid Cap Growth Subaccount.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS


                                                                            Page
ADDITIONAL CONTRACT PROVISIONS .............................................. 1
    The Contract............................................................. 1
    Incontestability ........................................................ 1
    Misstatement of Age or Gender............................................ 1
    Participation ........................................................... 1
    Section 403(b) Contract Loans............................................ 1
PRINCIPAL UNDERWRITER ....................................................... 2
VARIABLE ANNUITY PAYMENTS ................................................... 2
    Assumed Investment Rate ................................................. 2
    Amount of Variable Annuity Payments...................................... 2
    Annuity Unit Value ...................................................... 3
OTHER INFORMATION............................................................ 3
EXPERTS ..................................................................... 3
FINANCIAL STATEMENTS......................................................... 4


You may obtain a copy of the Statement of Additional Information free of charge by writing to or calling us at the address or telephone number shown at the beginning of this Prospectus.

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                          CUNA MUTUAL INSURANCE SOCIETY
                                2000 Heritage Way
                               Waverly, Iowa 50677
                                 (800) 798-5500

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                           MEMBERS(R) VARIABLE ANNUITY

         Individual Flexible Premium Deferred Variable Annuity Contract

This Statement of Additional Information ('SAI') contains additional information to that already provided in the Prospectus for the Contract offered by CUNA Mutual Insurance Society.


This SAI is not a prospectus, and it should be read only in conjunction with the Prospectus for the Contract dated May 1, 2010. Terms used, but not defined, in this SAI have the meaning given to them in the Prospectus.


You may obtain a copy of the Prospectus by writing or calling us at our address or phone number shown above.


                                   May 1, 2010

                                TABLE OF CONTENTS

                                                                            Page
ADDITIONAL CONTRACT PROVISIONS ............................................... 1

  The Contract ............................................................... 1

  Incontestability ........................................................... 1

  Participation .............................................................. 1

  Section 403(b) Contract Loans .............................................. 1

PRINCIPAL UNDERWRITER ........................................................ 2

VARIABLE ANNUITY PAYMENTS .................................................... 2

  Assumed Investment Rate .................................................... 2

  Amount of Variable Annuity Payments ........................................ 2

  Annuity Unit Value ......................................................... 3

OTHER INFORMATION ............................................................ 3

EXPERTS ...................................................................... 3

FINANCIAL STATEMENTS ......................................................... 4

                         ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT
The application, endorsements and all other attached papers are part of the Contract. The statements made in the application are representations and not warranties. We will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.

INCONTESTABILITY
We will not contest the Contract.

MISSTATEMENT OF AGE OR GENDER
If the age or gender (if applicable) of the Annuitant has been misstated, the amount which will be paid is that which the proceeds would have purchased at the correct age and gender (if applicable).

PARTICIPATION
The Contract may participate in our divisible surpluses but no dividends are expected to be paid. Any dividends paid after the Annuity Date would be paid with each annuity payment.

SECTION 403(b) CONTRACT LOANS

Loan Amounts. Generally, Owners of Contracts issued in connection with Code
Section 403(b) retirement programs (other than those subject to Title I of ERISA) may borrow up to the lesser of (1) the maximum loan permitted under the Code, or (2) 100% of the Surrender Value of their Contract unless a lower minimum is required by law. Loans in excess of the maximum amount permitted under the Code may be treated as a taxable distribution rather than a loan and could cause disqualification of a Section 403(b) contract. The Owner should consult a tax adviser to determine the maximum 403(b) loan permitted under the Contract. The Owner is responsible for ensuring that the loan is taken and repaid in compliance with the applicable requirements of the Code. We will only make Contract loans after approving a Written Request by the Owner. The written consent of all irrevocable beneficiaries must be obtained before a loan will be given. Loans are not permitted in connection with 403(b) retirement programs that are subject to the provisions of Title I of the Employee Retirement Income Security Act of 1974.

Loan Processing. When a loan is made, we transfer an amount equal to the amount borrowed from the Variable Contract Value or Guaranteed Interest Option Value to the Loan Account. The Loan Account is part of our General Account and Contract Value in the Loan Account does not participate in the investment experience of any Subaccount or Guaranteed Interest Option. The Owner must indicate in the loan application from which Subaccount or Guaranteed Interest Option, and in what amounts, Contract Value is to be transferred to the Loan Account. Loans may be repaid by the Owner at any time before the Annuity Date. Upon the repayment of any portion of a loan, an amount equal to the repayment will be transferred from the Loan Account to the Subaccount(s) or Guarantee Period(s) as requested by the Owner. Any transfer to a Guarantee Period must be at least $1,000. A request to transfer less will be transferred to the Ultra Series Money Market Class I Subaccount. Amounts transferred from the Guarantee Amount to the Loan Account may be subject to a interest adjustment.

Loan Interest. We charge interest on Contract loans at an effective annual rate of 6.5%. We pay interest on the Contract Value in the Loan Account at rates we determine from time to time but never less than an effective annual rate of 3.0%. This rate may change at our discretion and Owners should request current interest rate information from us. Consequently, the net cost of a loan is the difference between 6.5% and the rate being paid from time to time on the Contract Value in the Loan Account. Interest on Contract loans accrues on a daily basis from the date of the loan and is due and payable at the end of each Contract Year. If the Owner does not pay the interest due at that time, an amount equal to such interest less interest earned on the Contract Value in the Loan Account is transferred from his or her Variable Contract Value to the Loan Account. This transfer will therefore increase the loan amount.

Additional Loan Terms and Loan Default. If at any time, the loan amount causes the Surrender Value to be equal to or less than zero, the Contract will be in default. In this event, we will send a Written Request of default to the Owner stating the amount of loan repayment needed to reinstate the Contract and the Owner will have 61 days, from the day the notice is mailed, to pay the stated amount. If we do not receive the required loan repayment within 61 days, we will terminate the Contract without value. Principal and interest must be repaid in substantially level payments either monthly or quarterly over a five-year period (or, if the loan is used to acquire the Owner's principal residence, a 10, 15 or 20-year period but not beyond the year the Owner attains age 70 1/2). The Owner is allowed a 61-day grace period from the installment due date. If the amount due by the end of the grace period is not received the outstanding loan would default and a taxable distribution of the entire amount of the outstanding principal, interest due,and any applicable charges under this Contract, including any withdrawal charge, will be made. This distribution may be subject to income and penalty tax under the Code and may adversely affect the treatment of the Contract under Code Section 403(b).

Effect of Death on Loan. Any loan amount outstanding upon the death of the Owner or Annuitant is deducted from any death benefit paid. In addition, a Contract loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment experience of the Variable Account does not apply to the portion of the Contract Value transferred to the Loan Account. The longer the loan remains outstanding, the greater this effect is likely to be.

                              PRINCIPAL UNDERWRITER

We no longer issue new Contracts. CUNA Brokerage Services, Inc. ('CBSI") serves as principal underwriter for the Contract. CBSI is a Wisconsin corporation and its home office is located at 2000 Heritage Way, Waverly, Iowa 50677. CBSI is our indirect, wholly owned subsidiary, and is registered as a broker-dealer with the Securities and Exchange Commission ('SEC') under the Securities Exchange Act of 1934, as amended, as well as with the securities commissions in the states in which it operates, and is a member of Financial Industry Regulatory Authority, Inc. CBSI services Owners through its registered representatives. CBSI also may enter into selling agreements with other broker-dealers ("selling firms") and compensate them for their services. Registered representatives of CBSI and of other selling firms are appointed as our insurance agents.

CBSI and the selling firms pay their registered representatives a portion of the commissions received for their sales of Contract. Registered representatives may also be eligible for various cash benefits and non-cash compensation programs, such as conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, where sales of the Contract help such registered representatives qualify. We may pay certain selling firms additional amounts for promoting the Contract and/or educating their registered representatives about the Contract. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

CBSI received sales compensation with respect to the Contract in the following amounts during the periods indicated:


--------------------------------------------------------------------------------------------------------------------
                   Aggregate Amount of Commissions             Aggregate Amount of Commissions Retained by CBSI
Fiscal year                 Paid to CBSI                  After Payments to its Registered Persons and Selling Firms
--------------------------------------------------------------------------------------------------------------------
   2009                      $1,078,797                                            $258,911
--------------------------------------------------------------------------------------------------------------------
   2008                      $1,456,352                                            $160,199
--------------------------------------------------------------------------------------------------------------------
   2007                      $2,351,066                                             $70,532
--------------------------------------------------------------------------------------------------------------------


In addition to the compensation paid for sales of the Contracts, we pay compensation when an Owner annuitizes all or a portion of his or her Contract and elects a life contingent annuity payout after the first Contract Year.

                            VARIABLE ANNUITY PAYMENTS

ASSUMED INVESTMENT RATE
The discussion concerning the amount of variable annuity payments which follows this section is based on an assumed investment rate of 3.5% per year. The assumed investment rate is used merely in order to determine the first monthly payment per thousand dollars of applied value. THIS RATE DOES NOT BEAR ANY RELATIONSHIP TO THE ACTUAL NET INVESTMENT EXPERIENCE OF THE VARIABLE ACCOUNT OR OF ANY SUBACCOUNT.

AMOUNT OF VARIABLE ANNUITY PAYMENTS
The amount of the first variable annuity payment to a Payee will depend on the amount (i.e., the adjusted Contract Value, the Surrender Value, the death benefit) applied to effect the variable annuity payment as of the Annuity Date, the Annuity Payment Option selected, and the age and gender (if, applicable) of the Annuitant. The Contracts contain tables indicating the dollar amount of the first annuity payment under each Annuity Payment Option for each $1,000 applied at various ages. These tables are based upon the 1983 Table A (promulgated by the Society of Actuaries) and an assumed investment rate of 3.5% per year.

The portion of the first monthly variable annuity payment derived from a Subaccount is divided by the Annuity Unit value for that Subaccount (calculated as of the date of the first monthly payment). The number of such units will remain fixed during the annuity period, assuming the Payee makes no exchanges of Annuity Units for Annuity Units of another Subaccount.

In any subsequent month, for any Contract, the dollar amount of the variable annuity payment derived from each Subaccount is determined by multiplying the number of Annuity Units of that Subaccount attributable to that Contract by the value of such Annuity Unit at the end of the Valuation Period immediately preceding the date of such payment. The Annuity Unit value will increase or decrease from one payment to the next in proportion to the net investment return of the Subaccount or Subaccounts supporting the variable annuity payments, less an adjustment to neutralize the 3.5% assumed investment rate referred to above. Therefore, the dollar amount of annuity payments after the first will vary with the amount by which the net investment return of the appropriate Subaccounts is greater or less than 3.5% per year. For example, for a Contract using only one Subaccount to generate variable annuity payments, if that Subaccount has a cumulative net investment return of 5% over a one year period, the first annuity payment in the next year will be approximately 1 1/2% greater than the payment on the same date in the preceding year. If such net investment return is 1% over a one year period, the first annuity payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year. (See also "ANNUITY PAYMENT OPTIONS, Variable Annuity Payments" in the Prospectus.)

ANNUITY UNIT VALUE
The value of an Annuity Unit is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "DESCRIPTION OF THE CONTRACT, Variable Contract Value" in the Prospectus.) The Annuity Unit value for each Subaccount's first Valuation Period was set at $100. The Annuity Unit value for a Subaccount is calculated for each subsequent Valuation Period by dividing (1) by (2), then multiplying this quotient by (3) and then multiplying the result by (4), where:

       (1)    is the Accumulation Unit value for the current Valuation Period;
       (2) is the Accumulation Unit value for the immediately preceding Valuation Period;
       (3) is the Annuity Unit value for the immediately preceding Valuation Period; and
       (4) is a special factor designed to compensate for the assumed investment rate of 3.5% built into the table used to compute the first variable annuity payment.

The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit value and the amount of several variable annuity payments based on one Subaccount.

ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE
-------------------------------------------------
1. Accumulation Unit value for current Valuation Period                                 12.56
2. Accumulation Unit value for immediately preceding Valuation Period                   12.55
3. Annuity Unit value for immediately preceding Valuation Period                       103.41
4. Factor to compensate for the assumed investment rate of 3.5%                    0.99990575
5. Annuity Unit value of current Valuation Period ((1) / (2)) x (3) x (4)              103.48

ILLUSTRATION OF VARIABLE ANNUITY PAYMENTS
-----------------------------------------
1. Number of Accumulation Units at Annuity Date                                      1,000.00
2. Accumulation Unit value                                                             $18.00
3. Adjusted Contract Value (1)x(2)                                                 $18,000.00
4. First monthly annuity payment per $1,000 of adjusted Contract Value                  $5.63
5. First monthly annuity payment (3)x(4) / 1,000                                      $101.34
6. Annuity Unit value                                                                  $98.00
7. Number of Annuity Units (5)/(6)                                                      1.034
8. Assume Annuity Unit value for second month equal to                                 $99.70
9. Second monthly annuity payment (7)x(8)                                             $103.09
10. Assume Annuity Unit value for third month equal to                                 $95.30
11. Third monthly annuity payment (7)x(10)                                             $98.54

                                OTHER INFORMATION

A registration statement ("Registration Statement") has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this SAI. Not all the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this SAI. Statements contained in this SAI concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

The Variable Account was established as a separate account of CUNA Mutual Life Insurance Company on December 14, 1993. CUNA Mutual Life Insurance Company merged with CUNA Mutual Insurance Society. The financial statements of the Subaccounts comprising the CUNA Mutual Variable Annuity Account as of December 31, 2009 and for each of the two years in the period ended December 31, 2009, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, dated February 15,

                                     EXPERTS


2010, appearing herein. Such financial statements are included herein in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements of CUNA Mutual Insurance Society and Subsidiaries (the Company) as of December 31, 2009 and 2008 and for each of the three years in the period ended December 31, 2009, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, dated March 26, 2010, appearing herein. Such report (1) expresses an unqualified opinion, (2) includes an explanatory paragraph related to the change in method of accounting and reporting for other-than-temporary impairments in 2009 and the fair value measurement of financial instruments in 2008, and (3) states that (a) Deloitte & Touche LLP did not audit the consolidated financial statements of the CUMIS Group Limited and Subsidiaries, CMG Mortgage Insurance Company, and CMG Mortgage Assurance Company, all which were audited by other auditors whose reports have been furnished to Deloitte & Touche LLP, and (b) their opinion, insofar as it relates to the balances of these companies included in the consolidated financial statements, is based solely on the reports of other auditors. The Company's equity interest in The CUMIS Group Limited and Subsidiaries as of December 31, 2008 and for each of the three years in the period ended December 31, 2009 (not presented separately herein) are included within discontinued operations in the consolidated financial statements of the Company and have been audited by KPMG LLP, independent auditors, as stated in their report, dated February 9, 2010. The financial position and results of operations of CMG Mortgage Insurance Company and CMG Mortgage Assurance Company as of December 31, 2009 and 2008 and for each of the three years in the period ended December 31, 2009 (not presented separately herein) are reflected using the equity method in the consolidated financial statements of the Company and have been audited by Ernst & Young LLP, independent auditors, as stated in their reports, dated March 5, 2010. The financial statements of the Company are included herein in reliance upon the respective reports of the foregoing firms given upon their authority as experts in accounting and auditing.


                              FINANCIAL STATEMENTS

Our and the Variable Account's financial statements are contained in this SAI. Our financial statements should be distinguished from the Variable Account's financial statements and you should consider our financial statements only as bearing on our ability to meet our obligations under your Contract.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
           STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2009

----------------------------------------------------------------------------------------------------------------------------------
                                                            CONSERVATIVE   CONSERVATIVE     MODERATE      MODERATE     AGGRESSIVE
                                                             ALLOCATION     ALLOCATION     ALLOCATION    ALLOCATION    ALLOCATION
                                                               CLASS I       CLASS II       CLASS I       CLASS II       CLASS I
                                                             SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
INVESTMENTS IN ULTRA SERIES FUND:
   Conservative Allocation Fund, Class I, 12,693,720
   shares at net asset value of $9.61 per share
   (cost $125,315,319) ...................................  $ 121,983,017  $         --  $          --  $         --  $         --
   Conservative Allocation Fund, Class II, 1,334,929
   shares at net asset value of $9.61 per share
   (cost $12,513,807) ....................................             --    12,829,217             --            --            --
   Moderate Allocation Fund, Class I, 21,510,182
   shares at net asset value of $8.87 per share
   (cost $220,402,615) ...................................             --            --    190,725,060            --            --
   Moderate Allocation Fund, Class II, 1,371,589
   shares at net asset value of $8.87 per share
   (cost $11,608,739) ....................................             --            --             --    12,162,151            --
   Aggressive Allocation Fund, Class I, 2,201,032
   shares at net asset value of $8.30 per share
   (cost $21,208,508) ....................................             --            --             --            --    18,260,497
                                                            -------------  ------------  -------------  ------------  ------------
      Total assets .......................................    121,983,017    12,829,217    190,725,060    12,162,151    18,260,497
                                                            -------------  ------------  -------------  ------------  ------------
LIABILITIES:
Accrued adverse mortality and expense charges ............        118,442        11,606        185,529        11,118        17,803
Other accrued expenses ...................................         14,947         1,593         22,928         1,630         1,506
                                                            -------------  ------------  -------------  ------------  ------------
      Total liabilities ..................................        133,389        13,199        208,457        12,748        19,309
                                                            -------------  ------------  -------------  ------------  ------------
      Total net assets ...................................  $ 121,849,628  $ 12,816,018  $ 190,516,603  $ 12,149,403  $ 18,241,188
                                                            =============  ============  =============  ============  ============
NET ASSETS:
   Contracts in accumulation period (note 6) .............  $ 121,849,628  $ 12,816,018  $ 190,212,973  $ 12,149,403  $ 18,229,161
   Contracts in annuitization period (note 2 and note 6) .              -             -        303,630             -        12,027
                                                            -------------  ------------  -------------  ------------  ------------
      Total net assets ...................................  $ 121,849,628  $ 12,816,018  $ 190,516,603  $ 12,149,403  $ 18,241,188
                                                            =============  ============  =============  ============  ============

                 See accompanying Notes to Financial Statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
     STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2009 (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                             AGGRESSIVE       MONEY          MONEY
                                                             ALLOCATION       MARKET         MARKET         BOND         BOND
                                                              CLASS II       CLASS I        CLASS II       CLASS I     CLASS II
                                                             SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
INVESTMENTS IN ULTRA SERIES FUND:
   Aggressive Allocation Fund, Class II, 62,003
   shares at net asset value of $8.30 per share
   (cost $483,615) .......................................  $     514,428  $         --  $          --  $          --  $        --
   Money Market Fund, Class I, 78,933,890
   shares at net asset value of $1.00 per share
   (cost $78,933,890) ....................................             --    78,933,890             --             --           --
   Money Market Fund, Class II, 185,306
   shares at net asset value of $1.00 per share
   (cost $185,306) .......................................             --            --        185,306             --           --
   Bond Fund, Class I, 20,711,834 shares at net
   asset value of $10.14 per share (cost $213,752,848) ...             --            --             --    209,978,399           --
   Bond Fund, Class II, 958,618 shares at net
   asset value of $10.14 per share (cost $9,840,582) .....             --            --             --             --    9,719,089
                                                            -------------  ------------  -------------  -------------  -----------
      Total assets .......................................        514,428    78,933,890        185,306    209,978,399    9,719,089
                                                            -------------  ------------  -------------  -------------  -----------
LIABILITIES:
Accrued adverse mortality and expense charges ............            481        80,274             11        210,208        8,936
Other accrued expenses ...................................             63         5,870              1         16,139        1,257
                                                            -------------  ------------  -------------  -------------  -----------
      Total liabilities ..................................            544        86,144             12        226,347       10,193
                                                            -------------  ------------  -------------  -------------  -----------
      Total net assets ...................................  $     513,884  $ 78,847,746  $     185,294  $ 209,752,052  $ 9,708,896
                                                            =============  ============  =============  =============  ===========
NET ASSETS:
   Contracts in accumulation period (note 6) .............  $     513,884  $ 78,843,538  $     185,294  $ 209,627,459  $ 9,708,896
   Contracts in annuitization period (note 2 and note 6) .             --         4,208             --        124,593           --
                                                            -------------  ------------  -------------  -------------  -----------
      Total net assets ...................................  $     513,884  $ 78,847,746  $     185,294  $ 209,752,052  $ 9,708,896
                                                            =============  ============  =============  =============  ===========

                 See accompanying Notes to Financial Statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
     STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2009 (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                HIGH           HIGH       DIVERSIFIED   DIVERSIFIED   LARGE CAP
                                                               INCOME         INCOME        INCOME         INCOME       VALUE
                                                              CLASS I        CLASS II       CLASS I       CLASS II     CLASS I
                                                             SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
INVESTMENTS IN ULTRA SERIES FUND:
   High Income Fund, Class I, 6,600,798
   shares at net asset value of $9.11 per share
   (cost $63,979,434) ....................................  $  60,112,521  $         --  $          --  $        --  $          --
   High Income Fund, Class II, 126,034
   shares at net asset value of $9.11 per share
   (cost $1,123,110) .....................................             --     1,147,854             --           --             --
   Diversified Income Fund, Class I, 13,973,964
   shares at net asset value of $15.37 per share
   (cost $246,982,315) ...................................             --            --    214,782,106           --             --
   Diversified Income Fund, Class II, 407,312
   shares at net asset value of $15.37 per share
   (cost $6,088,890) .....................................             --            --             --    6,260,674             --
   Large Cap Value Fund, Class I, 9,319,120
   shares at net asset value of $22.17 per share
   (cost $265,512,522) ...................................             --            --             --           --    206,634,171
                                                            -------------  ------------  -------------  -----------  -------------
      Total assets .......................................     60,112,521     1,147,854    214,782,106    6,260,674    206,634,171
                                                            -------------  ------------  -------------  -----------  -------------
LIABILITIES:
Accrued adverse mortality and expense charges ............         59,089         1,059        216,283        5,684        208,574
Other accrued expenses ...................................          3,881           148         15,301          963         16,590
                                                            -------------  ------------  -------------  -----------  -------------
      Total liabilities ..................................         62,970         1,207        231,584        6,647        225,164
                                                            -------------  ------------  -------------  -----------  -------------
      Total net assets ...................................  $  60,049,551  $  1,146,647  $ 214,550,522  $ 6,254,027  $ 206,409,007
                                                            =============  ============  =============  ===========  =============
NET ASSETS:
   Contracts in accumulation period (note 6) .............  $  60,015,209  $  1,146,647  $ 213,722,815  $ 6,254,027  $ 206,077,324
   Contracts in annuitization period (note 2 and note 6) .         34,342            --        827,707           --        331,683
                                                            -------------  ------------  -------------  -----------  -------------
      Total net assets ...................................  $  60,049,551  $  1,146,647  $ 214,550,522  $ 6,254,027  $ 206,409,007
                                                            =============  ============  =============  ===========  =============

                 See accompanying Notes to Financial Statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
     STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2009 (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                              LARGE CAP       LARGE CAP     LARGE CAP     MID CAP       MID CAP
                                                                VALUE          GROWTH        GROWTH        VALUE         VALUE
                                                              CLASS II        CLASS I       CLASS II      CLASS I       CLASS II
                                                             SUBACCOUNT      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
INVESTMENTS IN ULTRA SERIES FUND:
   Large Cap Value Fund, Class II, 115,079
   shares at net asset value of $22.17 per share
   (cost $2,363,607) ...................................... $   2,551,781  $          --  $         --  $         --  $         --
   Large Cap Growth Fund, Class I, 7,026,199
   shares at net asset value of $19.87 per share
   (cost $135,061,828) ....................................            --    139,607,538            --            --            --
   Large Cap Growth Fund, Class II, 302,083
   shares at net asset value of $19.87 per share
   (cost $5,471,557) ......................................            --             --     6,002,633            --            --
   Mid Cap Value Fund, Class I, 6,947,593
   shares at net asset value of $11.83 per share
   (cost $105,335,086) ....................................            --             --            --    82,193,785            --
   Mid Cap Value Fund, Class II, 259,343
   shares at net asset value of $11.83 per share
   (cost $2,840,821) ......................................            --             --            --            --     3,068,368
                                                            -------------  -------------  ------------  ------------  ------------
      Total assets ........................................     2,551,781    139,607,538     6,002,633    82,193,785     3,068,368
                                                            -------------  -------------  ------------  ------------  ------------
LIABILITIES:
Accrued adverse mortality and expense charges .............         2,358        139,766         5,437        81,930         2,782
Other accrued expenses ....................................           331         11,061           774         5,390           388
                                                            -------------  -------------  ------------  ------------  ------------
      Total liabilities ...................................         2,689        150,827         6,211        87,320         3,170
                                                            -------------  -------------  ------------  ------------  ------------
      Total net assets .................................... $   2,549,092  $ 139,456,711  $  5,996,422  $ 82,106,465  $  3,065,198
                                                            =============  =============  ============  ============  ============
NET ASSETS:
   Contracts in accumulation period (note 6) .............. $   2,549,092  $ 139,353,180  $  5,996,422  $ 82,058,709  $  3,065,198
   Contracts in annuitization period (note 2 and note 6) ..            --        103,531            --        47,756            --
                                                            -------------  -------------  ------------  ------------  ------------
      Total net assets .................................... $   2,549,092  $ 139,456,711  $  5,996,422  $ 82,106,465  $  3,065,198
                                                            =============  =============  ============  ============  ============

                 See accompanying Notes to Financial Statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
     STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2009 (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                              MID CAP         MID CAP      SMALL CAP     SMALL CAP     SMALL CAP
                                                              GROWTH           GROWTH        VALUE         VALUE        GROWTH
                                                              CLASS I         CLASS II      CLASS I       CLASS II      CLASS I
                                                             SUBACCOUNT      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
INVESTMENTS IN ULTRA SERIES FUND:
   Mid Cap Growth Fund, Class I, 13,045,074
   shares at net asset value of $4.44 per share
   (cost $76,163,817) ....................................  $  57,887,020  $         --  $          --  $         --  $         --
   Mid Cap Growth Fund, Class II, 393,799
   shares at net asset value of $4.43 per share
   (cost $1,592,393) .....................................             --     1,744,663             --            --            --
   Small Cap Value Fund, Class I, 406,997
   shares at net asset value of $8.54 per share
   (cost $3,101,731) .....................................             --            --      3,474,445            --            --
   Small Cap Value Fund, Class II, 72,195
   shares at net asset value of $8.54 per share
   (cost $547,235) .......................................             --            --             --       616,357            --
   Small Cap Growth Fund, Class I, 180,363
   shares at net asset value of $6.59 per share
   (cost $1,369,565) .....................................             --            --             --            --     1,189,487
                                                            -------------  ------------  -------------  ------------  ------------
      Total assets .......................................     57,887,020     1,744,663      3,474,445       616,357     1,189,487
                                                            -------------  ------------  -------------  ------------  ------------
LIABILITIES:
Accrued adverse mortality and expense charges ............         57,647         1,586          3,378           569         1,179
Other accrued expenses ...................................          4,217           223            375            78            97
                                                            -------------  ------------  -------------  ------------  ------------
      Total liabilities ..................................         61,864         1,809          3,753           647         1,276
                                                            -------------  ------------  -------------  ------------  ------------
      Total net assets ...................................  $  57,825,156  $  1,742,854  $   3,470,692  $    615,710  $  1,188,211
                                                            =============  ============  =============  ============  ============
NET ASSETS:
   Contracts in accumulation period (note 6) .............  $  57,788,846  $  1,742,854  $   3,470,692  $    615,710  $  1,188,211
   Contracts in annuitization period (note 2 and note 6) .         36,310            --             --            --            --
                                                            -------------  ------------  -------------  ------------  ------------
      Total net assets ...................................  $  57,825,156  $  1,742,854  $   3,470,692  $    615,710  $  1,188,211
                                                            =============  ============  =============  ============  ============

                 See accompanying Notes to Financial Statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
     STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2009 (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                             SMALL CAP     INTERNATIONAL INTERNATIONAL    GLOBAL        GLOBAL
                                                               GROWTH         STOCK          STOCK       SECURITIES    SECURITIES
                                                              CLASS II       CLASS I        CLASS II      CLASS I       CLASS II
                                                             SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
INVESTMENTS IN ULTRA SERIES FUND:
   Small Cap Growth Fund, Class II, 1,095
   shares at net asset value of $6.58 per share
   (cost $6,666) .........................................  $       7,209  $         --  $          --  $         --  $         --
   International Stock Fund, Class I, 5,844,677
   shares at net asset value of $9.53 per share
   (cost $68,032,944) ....................................             --    55,679,224             --            --            --
   International Stock Fund, Class II, 415,900
   shares at net asset value of $9.53 per share
   (cost $3,763,489) .....................................             --            --      3,962,446            --            --
   Global Securities Fund, Class I, 2,567,719
   shares at net asset value of $7.04 per share
   (cost $26,814,345) ....................................             --            --             --    18,077,837            --
   Global Securities Fund, Class II, 101,316
   shares at net asset value of $7.04 per share
   (cost $650,111) .......................................             --            --             --            --       713,340
                                                            -------------  ------------  -------------  ------------  ------------
      Total assets .......................................          7,209    55,679,224      3,962,446    18,077,837       713,340
                                                            -------------  ------------  -------------  ------------  ------------
LIABILITIES:
Accrued adverse mortality and expense charges ............              7        55,576          3,627        17,945           666
Other accrued expenses ...................................              1         4,049            509         1,310            92
                                                            -------------  ------------  -------------  ------------  ------------
      Total liabilities ..................................              8        59,625          4,136        19,255           758
                                                            -------------  ------------  -------------  ------------  ------------
      Total net assets ...................................  $       7,201  $ 55,619,599  $   3,958,310  $ 18,058,582  $    712,582
                                                            =============  ============  =============  ============  ============
NET ASSETS:
   Contracts in accumulation period (note 6) .............  $       7,201  $ 55,596,155  $   3,958,310  $ 18,046,536  $    712,582
   Contracts in annuitization period (note 2 and note 6) .             --        23,444             --        12,046            --
                                                            -------------  ------------  -------------  ------------  ------------
      Total net assets ...................................  $       7,201  $ 55,619,599  $   3,958,310  $ 18,058,582  $    712,582
                                                            =============  ============  =============  ============  ============

                 See accompanying Notes to Financial Statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
     STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2009 (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         FRANKLIN       FRANKLIN
                                                                AIM          FRANKLIN      FRANKLIN    MUTUAL GLOBAL    DEVLOPING
                                                               GLOBAL       HIGH INCOME     INCOME       DISCOVERY       MARKETS
                                                             REAL ESTATE    SECURITIES    SECURITIES    SECURITIES     SECURITIES
                                                             SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
INVESTMENTS IN AIM VARIABLE INSURANCE FUNDS:
   Global Real Estate Fund--Series II shares, 394,325
   shares at net asset value of $11.93 per share
   (cost $4,227,749) .....................................  $   4,704,296  $         --  $          --  $         --  $         --
INVESTMENTS IN FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST:
   Franklin High Income Securities Class 4, 2,426,704
   shares at net asset value of $6.22 per share
   (cost $13,377,074) ....................................             --    15,094,096             --            --            --
   Franklin Income Securities Class 4, 799,558
   shares at net asset value of $14.33 per share
   (cost $10,483,716) ....................................             --            --     11,457,659            --            --
   Franklin Mutual Global Discovery Securities, 345,852
   shares at net asset value of $19.02 per share
   (cost $6,316,846) .....................................             --            --             --     6,578,103            --
   Developing Market Securities Fund, 220,042
   shares at net asset value of $9.78 per share
   (cost $1,733,845) .....................................             --            --             --            --     2,152,015
                                                            -------------  ------------  -------------  ------------  ------------
      Total assets .......................................      4,704,296    15,094,096     11,457,659     6,578,103     2,152,015
                                                            -------------  ------------  -------------  ------------  ------------
LIABILITIES:
Accrued adverse mortality and expense charges ............          4,424        14,355         11,205         6,215         2,261
Other accrued expenses ...................................            607         1,978          1,516           807           271
                                                            -------------  ------------  -------------  ------------  ------------
      Total liabilities ..................................          5,031        16,333         12,721         7,022         2,532
                                                            -------------  ------------  -------------  ------------  ------------
      Total net assets ...................................  $   4,699,265  $ 15,077,763  $  11,444,938  $  6,571,081  $  2,149,483
                                                            =============  ============  =============  ============  ============
NET ASSETS:
   Contracts in accumulation period (note 6) .............  $   4,695,854  $ 15,077,763  $  11,440,924  $  6,567,079  $  2,149,483
   Contracts in annuitization period (note 2 and note 6) .          3,411            --          4,014         4,002            --
                                                            -------------  ------------  -------------  ------------  ------------
      Total net assets ...................................  $   4,699,265  $ 15,077,763  $  11,444,938  $  6,571,081  $  2,149,483
                                                            =============  ============  =============  ============  ============

                 See accompanying Notes to Financial Statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
     STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2009 (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                               MFS          OPPENHEIMER   OPPENHEIMER   OPPENHEIMER  OPPENHEIMER
                                                             STRATEGIC         HIGH       MAIN STREET      MAIN     INTERNATIONAL
                                                              INCOME          INCOME       SMALL CAP       STREET       GROWTH
                                                            SUBACCOUNT      SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
INVESTMENTS IN MFS VARIABLE INSURANCE TRUST:
   Strategic Income Series, 149,232
   shares at net asset value of $9.68 per share
   (cost $1,490,736) .....................................  $   1,444,563  $         --  $          --  $         --  $         --
INVESTMENTS IN OPPENHEIMER VARIABLE ACCOUNT FUNDS:
   High Income Fund/VA, 681,430
   shares at net asset value of $1.98 per share
   (cost $6,322,534) .....................................             --     1,349,231             --            --            --
   Main Street Small Cap Fund/VA, 617,878
   shares at net asset value of $14.28 per share
   (cost $7,628,280) .....................................             --            --      8,823,299            --            --
   Main Street Fund/VA, 919,494
   shares at net asset value of $18.04 per share
   (cost $14,806,844) ....................................             --            --             --    16,587,675            --
INVESTMENTS IN PANORAMA SERIES FUND, INC.:
   International Growth Fund/VA, 8,680,760
   shares at net asset value of $1.71 per share
   (cost $12,855,015) ....................................             --            --             --            --    14,844,099
                                                            -------------  ------------  -------------  ------------  ------------
      Total assets .......................................      1,444,563     1,349,231      8,823,299    16,587,675    14,844,099
                                                            -------------  ------------  -------------  ------------  ------------
LIABILITIES:
Accrued adverse mortality and expense charges ............          1,543         1,435          8,296        15,715        14,061
Other accrued expenses ...................................            185           172          1,198         2,351         2,022
                                                            -------------  ------------  -------------  ------------  ------------
      Total liabilities ..................................          1,728         1,607          9,494        18,066        16,083
                                                            -------------  ------------  -------------  ------------  ------------
      Total net assets ...................................  $   1,442,835  $  1,347,624  $   8,813,805  $ 16,569,609  $ 14,828,016
                                                            =============  ============  =============  ============  ============
NET ASSETS:
   Contracts in accumulation period (note 6) .............  $   1,439,781  $  1,337,878  $   8,813,805  $ 16,569,609  $ 14,828,016
   Contracts in annuitization period (note 2 and note 6) .          3,054         9,746             --            --            --
                                                            -------------  ------------  -------------  ------------  ------------
      Total net assets ...................................  $   1,442,835  $  1,347,624  $   8,813,805  $ 16,569,609  $ 14,828,016
                                                            =============  ============  =============  ============  ============

                 See accompanying Notes to Financial Statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
     STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2009 (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                              PIMCO
                                                            COMMODITY         PIMCO          PIMCO      T. ROWE PRICE  VAN KAMPEN
                                                            REALRETURN         TOTAL         GLOBAL     INTERNATIONAL  GROWTH AND
                                                             STRATEGY         RETURN          BOND          STOCK        INCOME
                                                            SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
INVESTMENTS IN PIMCO VARIABLE INSURANCE TRUST:
   Commodity RealReturn Strategy Porfolio, 857,531
   shares at net asset value of $8.64 per share
   (cost $7,263,675) .....................................  $   7,409,072  $         --  $          --  $         --  $         --
   Total Return Portfolio, 3,289,790
   shares at net asset value of $10.82 per share
   (cost $35,448,952) ....................................             --    35,595,529             --            --            --
   Global Bond Portfolio (Unhedged), 1,191,227
   shares at net asset value of $12.72 per share
   (cost $15,360,181) ....................................             --            --     15,152,408            --            --
INVESTMENTS IN T. ROWE PRICE INTERNATIONAL SERIES, INC:
   International Stock Portfolio, 858,714
   shares at net asset value of $12.27 per share
   (cost $11,453,928) ....................................             --            --             --    10,536,419            --
INVESTMENTS IN VAN KAMPEN LIFE INVESTMENT TRUST:
   Growth and Income Portfolio Class II Shares, 1,579,096
   shares at net asset value of $16.39 per share
   (cost $22,976,064) ....................................             --            --             --            --    25,881,383
                                                            -------------  ------------  -------------  ------------  ------------
      Total assets .......................................      7,409,072    35,595,529     15,152,408    10,536,419    25,881,383
                                                            -------------  ------------  -------------  ------------  ------------
LIABILITIES:
Accrued adverse mortality and expense charges ............          6,940        34,038         14,694        11,185        24,433
Other accrued expenses ...................................            888         4,181          1,972         1,342         3,462
                                                            -------------  ------------  -------------  ------------  ------------
      Total liabilities ..................................          7,828        38,219         16,666        12,527        27,895
                                                            -------------  ------------  -------------  ------------  ------------
      Total net assets ...................................  $   7,401,244  $ 35,557,310  $  15,135,742  $ 10,523,892  $ 25,853,488
                                                            =============  ============  =============  ============  ============
NET ASSETS:
   Contracts in accumulation period (note 6) .............  $   7,401,244  $ 35,557,310  $  15,135,742  $ 10,499,867  $ 25,849,633
   Contracts in annuitization period (note 2 and note 6) .             --            --             --        24,025         3,855
                                                            -------------  ------------  -------------  ------------  ------------
      Total net assets ...................................  $   7,401,244  $ 35,557,310  $  15,135,742  $ 10,523,892  $ 25,853,488
                                                            =============  ============  =============  ============  ============

                 See accompanying Notes to Financial Statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
     STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2009 (CONTINUED)

---------------------------------------------------------------------------------
                                                                     VAN KAMPEN
                                                                       MID CAP
                                                                       GROWTH
                                                                     SUBACCOUNT
---------------------------------------------------------------------------------
ASSETS:
INVESTMENTS IN VAN KAMPEN LIFE INVESTMENT TRUST:
   Mid Cap Growth Portfolio Class II Shares, 2,938,052
   shares at net asset value of $3.19 per share
   (cost $7,845,139) ......................................       $     9,372,386
                                                                  ---------------
      Total assets ........................................             9,372,386
                                                                  ---------------
LIABILITIES:
Accrued adverse mortality and expense charges .............                 8,953
Other accrued expenses ....................................                 1,305
                                                                  ---------------
      Total liabilities ...................................                10,258
                                                                  ---------------
      Total net assets ....................................       $     9,362,128
                                                                  ===============
NET ASSETS:
   Contracts in accumulation period (note 6) ..............       $     9,362,128
   Contracts in annuitization period (note 2 and note 6) ..                    --
                                                                  ---------------
      Total net assets ....................................       $     9,362,128
                                                                  ===============

                 See accompanying Notes to Financial Statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
          STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2009

----------------------------------------------------------------------------------------------------------------------------------
                                                            CONSERVATIVE   CONSERVATIVE      MODERATE      MODERATE    AGGRESSIVE
                                                             ALLOCATION     ALLOCATION      ALLOCATION    ALLOCATION   ALLOCATION
                                                              CLASS I        CLASS II        CLASS I       CLASS II     CLASS I
                                                             SUBACCOUNT     SUBACCOUNT      SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income .......................................   $  3,335,890   $    223,887   $   3,920,998  $   158,375   $   229,349
  Mortality and expense charges (note 3) ................     (1,182,308)       (41,334)     (1,953,268)     (44,051)     (174,326)
  Administrative charges ................................       (145,640)        (5,608)       (238,830)      (6,390)      (14,741)
                                                            ------------   ------------   -------------  -----------   -----------
  Net investment income (loss) ..........................      2,007,942        176,945       1,728,900      107,934        40,282
                                                            ------------   ------------   -------------  -----------   -----------
REALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) on sale of fund shares ...........     (2,169,108)           861      (6,645,593)      19,140    (1,195,013)
  Realized gain distributions ...........................             --             --              --           --            --
                                                            ------------   ------------   -------------  -----------   -----------
  Net realized gain (loss) on investments ...............     (2,169,108)           861      (6,645,593)      19,140    (1,195,013)
NET CHANGE IN UNREALIZED APPRECIATION OR
  (DEPRECIATION) ON INVESTMENTS .........................     15,480,343        315,410      35,545,234      553,412     4,740,135
                                                            ------------   ------------   -------------  -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .............................   $ 15,319,177   $    493,216   $  30,628,541  $   680,486   $ 3,585,404
                                                            ============   ============   =============  ===========   ===========

----------------------------------------------------------------------------------------------------------------------------------
                                                             AGGRESSIVE       MONEY           MONEY
                                                             ALLOCATION       MARKET          MARKET        BOND          BOND
                                                              CLASS II       CLASS I         CLASS II      CLASS I      CLASS II
                                                             SUBACCOUNT     SUBACCOUNT      SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income .......................................   $      4,716   $      4,750   $          --  $ 9,265,394   $   239,898
  Mortality and expense charges (note 3) ................         (1,717)    (1,180,135)            (53)  (2,560,400)      (32,422)
  Administrative charges ................................           (224)       (82,481)             (7)    (187,748)       (4,582)
                                                            ------------   ------------   -------------  -----------   -----------
  Net investment income (loss) ..........................          2,775     (1,257,866)            (60)   6,517,246       202,894
                                                            ------------   ------------   -------------  -----------   -----------
REALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) on sale of fund shares ...........             54             --              --   (1,500,477)        1,560
  Realized gain distributions ...........................             --             --              --           --            --
                                                            ------------   ------------   -------------  -----------   -----------
  Net realized gain (loss) on investments ...............             54             --              --   (1,500,477)        1,560
NET CHANGE IN UNREALIZED APPRECIATION OR
  (DEPRECIATION) ON INVESTMENTS .........................         30,813             --              --    5,960,601      (121,493)
                                                            ------------   ------------   -------------  -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .............................   $     33,642   $ (1,257,866)  $         (60) $10,977,370   $    82,961
                                                            ============   ============   =============  ===========   ===========

                 See accompanying Notes to Financial Statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
    STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2009 (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                              HIGH            HIGH       DIVERSIFIED    DIVERSIFIED    LARGE CAP
                                                             INCOME          INCOME        INCOME         INCOME         VALUE
                                                             CLASS I        CLASS II       CLASS I       CLASS II       CLASS I
                                                           SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income .......................................  $  4,612,570   $     54,824   $   8,572,254  $   141,616   $  4,290,905
  Mortality and expense charges (note 3) ................      (686,699)        (4,092)     (2,518,034)     (22,322)    (2,290,136)
  Administrative charges ................................       (42,828)          (571)       (172,988)      (3,750)      (178,671)
                                                           ------------   ------------   -------------  -----------   ------------
  Net investment income (loss) ..........................     3,883,043         50,161       5,881,232      115,544      1,822,098
                                                           ------------   ------------   -------------  -----------   ------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) on sale of fund shares ...........    (2,747,616)           403     (13,412,289)       5,760    (21,412,300)
  Realized gain distributions ...........................            --             --              --           --             --
                                                           ------------   ------------   -------------  -----------   ------------
  Net realized gain (loss) on investments ...............    (2,747,616)           403     (13,412,289)       5,760    (21,412,300)
NET CHANGE IN UNREALIZED APPRECIATION OR
  (DEPRECIATION) ON INVESTMENTS .........................    15,568,588         24,744      25,063,347      171,784     46,011,458
                                                           ------------   ------------   -------------  -----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .............................  $ 16,704,015   $     75,308   $  17,532,290  $   293,088   $ 26,421,256
                                                           ============   ============   =============  ===========   ============

----------------------------------------------------------------------------------------------------------------------------------
                                                            LARGE CAP      LARGE CAP      LARGE CAP      MID CAP        MID CAP
                                                              VALUE         GROWTH         GROWTH         VALUE          VALUE
                                                             CLASS II       CLASS I        CLASS II      CLASS I        CLASS II
                                                           SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income .......................................  $     22,315   $    904,175   $      15,228  $   835,203   $     13,240
  Mortality and expense charges (note 3) ................        (9,116)    (1,511,764)        (19,545)    (906,795)       (10,023)
  Administrative charges ................................        (1,270)      (116,191)         (2,791)     (57,773)        (1,406)
                                                           ------------   ------------   -------------  -----------   ------------
  Net investment income (loss) ..........................        11,929       (723,780)         (7,108)    (129,365)         1,811
                                                           ------------   ------------   -------------  -----------   ------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) on sale of fund shares ...........         1,359     (4,923,263)          1,432   (9,661,562)         1,282
  Realized gain distributions ...........................            --             --              --           --             --
                                                           ------------   ------------   -------------  -----------   ------------
  Net realized gain (loss) on investments ...............         1,359     (4,923,263)          1,432   (9,661,562)         1,282
NET CHANGE IN UNREALIZED APPRECIATION OR
  (DEPRECIATION) ON INVESTMENTS .........................       188,174     45,295,930         531,076   26,613,796        227,547
                                                           ------------   ------------   -------------  -----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .............................  $    201,462   $ 39,648,887   $     525,400  $16,822,869   $    230,640
                                                           ============   ============   =============  ===========   ============

                 See accompanying Notes to Financial Statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
    STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2009 (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                              MID CAP        MID CAP       SMALL CAP     SMALL CAP      SMALL CAP
                                                              GROWTH         GROWTH         VALUE          VALUE         GROWTH
                                                              CLASS I        CLASS II       CLASS I       CLASS II       CLASS I
                                                            SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income .......................................  $      1,586   $         --   $      17,763  $       809   $         --
  Mortality and expense charges (note 3) ................      (620,313)        (5,849)        (34,021)      (2,231)       (13,504)
  Administrative charges ................................       (44,242)          (825)         (3,575)        (305)        (1,071)
                                                           ------------   ------------   -------------  -----------   ------------
  Net investment income (loss) ..........................      (662,969)        (6,674)        (19,833)      (1,727)       (14,575)
                                                           ------------   ------------   -------------  -----------   ------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) on sale of fund shares ...........    (8,564,172)           615        (146,714)         388       (221,483)
  Realized gain distributions ...........................            --             --              --           --             --
                                                           ------------   ------------   -------------  -----------   ------------
  Net realized gain (loss) on investments ...............    (8,564,172)           615        (146,714)         388       (221,483)
NET CHANGE IN UNREALIZED APPRECIATION OR
  (DEPRECIATION) ON INVESTMENTS .........................    28,998,084        152,270       1,031,992       69,121        414,926
                                                           ------------   ------------   -------------  -----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .............................  $ 19,770,943   $    146,211   $     865,445  $    67,782   $    178,868
                                                           ============   ============   =============  ===========   ============

----------------------------------------------------------------------------------------------------------------------------------
                                                             SMALL CAP    INTERNATIONAL   INTERNATIONAL    GLOBAL        GLOBAL
                                                              GROWTH          STOCK           STOCK      SECURITIES    SECURITIES
                                                              CLASS II       CLASS I         CLASS II      CLASS I      CLASS II
                                                            SUBACCOUNT     SUBACCOUNT      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income .......................................  $         --   $  1,043,657   $      63,227  $   220,995   $      6,371
  Mortality and expense charges (note 3) ................           (28)      (590,850)        (13,362)    (190,739)        (2,604)
  Administrative charges ................................            (4)       (41,461)         (1,879)     (13,233)          (355)
                                                           ------------   ------------   -------------  -----------   ------------
  Net investment income (loss) ..........................           (32)       411,346          47,986       17,023          3,412
                                                           ------------   ------------   -------------  -----------   ------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) on sale of fund shares ...........             3     (5,622,791)          1,584   (3,076,548)           514
  Realized gain distributions ...........................            --             --              --           --             --
                                                           ------------   ------------   -------------  -----------   ------------
  Net realized gain (loss) on investments ...............             3     (5,622,791)          1,584   (3,076,548)           514
NET CHANGE IN UNREALIZED APPRECIATION OR
  (DEPRECIATION) ON INVESTMENTS .........................           543     17,183,419         198,957    6,290,581         63,229
                                                           ------------   ------------   -------------  -----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .............................  $        514   $ 11,971,974   $     248,527  $ 3,231,056   $     67,155
                                                           ============   ============   =============  ===========   ============

                 See accompanying Notes to Financial Statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
    STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2009 (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FRANKLIN       FRANKLIN
                                                              AIM          FRANKLIN       FRANKLIN    MUTUAL GLOBAL   DEVELOPING
                                                             GLOBAL       HIGH INCOME      INCOME       DISCOVERY       MARKETS
                                                           REAL ESTATE     SECURITIES     SECURITIES    SECURITIES     SECURITIES
                                                            SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income .......................................  $         --   $    471,677   $     609,632  $    57,188   $     82,903
  Mortality and expense charges (note 3) ................       (26,961)       (92,066)        (89,782)     (42,813)       (22,894)
  Administrative charges ................................        (3,685)       (12,436)        (11,625)      (5,380)        (2,747)
                                                           ------------   ------------   -------------  -----------   ------------
  Net investment income (loss) ..........................       (30,646)       367,175         508,225        8,995         57,262
                                                           ------------   ------------   -------------  -----------   ------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) on sale of fund shares ...........       (20,933)        24,520         (71,336)     (27,514)       (22,285)
  Realized gain distributions ...........................            --             --              --      113,065          8,005
                                                           ------------   ------------   -------------  -----------   ------------
  Net realized gain (loss) on investments ...............       (20,933)        24,520         (71,336)      85,551        (14,280)
NET CHANGE IN UNREALIZED APPRECIATION OR
  (DEPRECIATION) ON INVESTMENTS .........................       900,130      2,149,508       2,001,949      672,281        943,539
                                                           ------------   ------------   -------------  -----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .............................  $    848,551   $  2,541,203   $   2,438,838  $   766,827   $    986,521
                                                           ============   ============   =============  ===========   ============

----------------------------------------------------------------------------------------------------------------------------------
                                                                MFS       OPPENHEIMER    OPPENHEIMER   OPPENHEIMER   OPPENHEIMER
                                                             STRATEGIC       HIGH        MAIN STREET      MAIN      INTERNATIONAL
                                                              INCOME        INCOME        SMALL CAP      STREET        GROWTH
                                                            SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income .......................................  $    143,399   $         --   $      17,969  $    77,665   $     51,412
  Mortality and expense charges (note 3) ................       (17,607)       (16,203)        (55,908)    (101,980)       (91,927)
  Administrative charges ................................        (2,113)        (1,944)         (7,979)     (14,608)       (13,019)
                                                           ------------   ------------   -------------  -----------   ------------
  Net investment income (loss) ..........................       123,679        (18,147)        (45,918)     (38,923)       (53,534)
                                                           ------------   ------------   -------------  -----------   ------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) on sale of fund shares ...........       (32,958)    (1,603,537)         (1,906)     (13,309)         3,118
  Realized gain distributions ...........................            --             --              --           --             --
                                                           ------------   ------------   -------------  -----------   ------------
  Net realized gain (loss) on investments ...............       (32,958)    (1,603,537)         (1,906)     (13,309)         3,118
NET CHANGE IN UNREALIZED APPRECIATION OR
  (DEPRECIATION) ON INVESTMENTS .........................       195,249      1,889,396       1,755,883    2,561,065      2,850,240
                                                           ------------   ------------   -------------  -----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .............................  $    285,970   $    267,712   $   1,708,059  $ 2,508,833   $  2,799,824
                                                           ============   ============   =============  ===========   ============

                 See accompanying Notes to Financial Statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
    STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2009 (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                              PIMCO
                                                            COMMODITY         PIMCO          PIMCO     T. ROWE PRICE   VAN KAMPEN
                                                            REALRETURN        TOTAL         GLOBAL     INTERNATIONAL   GROWTH AND
                                                             STRATEGY        RETURN          BOND          STOCK         INCOME
                                                            SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income .......................................  $    286,941   $    860,119   $     250,535  $   236,244   $    458,627
  Mortality and expense charges (note 3) ................       (42,017)      (212,914)        (97,942)    (116,339)      (145,906)
  Administrative charges ................................        (5,112)       (25,443)        (12,616)     (13,961)       (19,985)
                                                           ------------   ------------   -------------  -----------   ------------
  Net investment income (loss) ..........................       239,812        621,762         139,977      105,944        292,736
                                                           ------------   ------------   -------------  -----------   ------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) on sale of fund shares ...........        (4,697)        46,740          69,590     (639,281)         1,190
  Realized gain distributions ...........................       565,386      1,017,903       1,218,409           --             --
                                                           ------------   ------------   -------------  -----------   ------------
  Net realized gain (loss) on investments ...............       560,689      1,064,643       1,287,999     (639,281)         1,190
NET CHANGE IN UNREALIZED APPRECIATION OR
  (DEPRECIATION) ON INVESTMENTS .........................       563,412        154,375        (123,733)   4,402,986      3,499,739
                                                           ------------   ------------   -------------  -----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .............................  $  1,363,913   $  1,840,780   $   1,304,243  $ 3,869,649   $  3,793,665
                                                           ============   ============   =============  ===========   ============

----------------------------------------------------------------------------------------------------------------------------------
                                                            VAN KAMPEN
                                                              MID CAP
                                                              GROWTH
                                                            SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income .......................................  $         --
  Mortality and expense charges (note 3) ................       (63,942)
  Administrative charges ................................        (9,136)
                                                           ------------
  Net investment income (loss) ..........................       (73,078)
                                                           ------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) on sale of fund shares ...........        20,635
  Realized gain distributions ...........................            --
                                                           ------------
  Net realized gain (loss) on investments ...............        20,635
NET CHANGE IN UNREALIZED APPRECIATION OR
  (DEPRECIATION) ON INVESTMENTS .........................     2,479,007
                                                           ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .............................  $  2,426,564
                                                           ============

                 See accompanying Notes to Financial Statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                       STATEMENT OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   CONSERVATIVE                    CONSERVATIVE
                                                                                    ALLOCATION,                     ALLOCATION,
                                                                                CLASS I SUBACCOUNT              CLASS II SUBACCOUNT
                                                                            YEAR ENDED         YEAR ENDED            YEAR ENDED
                                                                         DECEMBER 31, 2009  DECEMBER 31, 2008     DECEMBER 31, 2009
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss) ........................................  $    2,007,942      $    1,686,362        $      176,945
  Net realized gain (loss) on investments .............................      (2,169,108)           (912,692)                  861
  Net change in unrealized appreciation or (depreciation)
     on investments ...................................................      15,480,343         (18,093,019)              315,410
                                                                         --------------      --------------        --------------
     Net increase (decrease) in net assets from operations ............      15,319,177         (17,319,349)              493,216
                                                                         --------------      --------------        --------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners ..............................       6,197,492          19,420,052             8,076,675
  Transfers between subaccounts (including fixed accounts), net .......      25,873,761          47,352,643             4,384,370
  Payment for contract benefits and terminations ......................     (10,040,763)        (10,600,382)             (134,701)
  Contract charges and fees ...........................................        (394,970)           (261,705)               (3,542)
  Adjustments to net assets allocated to contracts in payout period ...              --                  --                    --
                                                                         --------------      --------------        --------------
     Net increase (decrease) in net assets from contract transactions .      21,635,520          55,910,608            12,322,802
                                                                         --------------      --------------        --------------
  Total increase (decrease) in net assets .............................      36,954,697          38,591,259            12,816,018
NET ASSETS:
  Beginning of period .................................................      84,894,931          46,303,672                    --
                                                                         --------------      --------------        --------------
  End of period .......................................................  $  121,849,628      $   84,894,931        $   12,816,018
                                                                         ==============      ==============        ==============

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                MODERATE ALLOCATION,           MODERATE ALLOCATION,
                                                                                CLASS I SUBACCOUNT             CLASS II SUBACCOUNT
                                                                            YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                                         DECEMBER 31, 2009   DECEMBER 31, 2008   DECEMBER 31, 2009
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss) ........................................  $    1,728,900      $    1,283,883        $      107,934
  Net realized gain (loss) on investments .............................      (6,645,593)           (182,763)               19,140
  Net change in unrealized appreciation or (depreciation)
     on investments ...................................................      35,545,234         (63,427,464)              553,412
                                                                         --------------      --------------        --------------
     Net increase (decrease) in net assets from operations ............      30,628,541         (62,326,344)              680,486
                                                                         --------------      --------------        --------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners ..............................       9,383,486          37,304,462             8,331,931
  Transfers between subaccounts (including fixed accounts), net .......      11,198,286          57,880,977             3,198,397
  Payment for contract benefits and terminations ......................     (13,019,944)        (16,423,469)              (61,386)
  Contract charges and fees ...........................................        (798,633)           (774,972)                  (25)
  Adjustments to net assets allocated to contracts in payout period ...           4,454             (38,515)                   --
                                                                         --------------      --------------        --------------
     Net increase (decrease) in net assets from contract transactions .       6,767,649          77,948,483            11,468,917
                                                                         --------------      --------------        --------------
  Total increase (decrease) in net assets .............................      37,396,190          15,622,139            12,149,403
NET ASSETS:
  Beginning of period .................................................     153,120,413         137,498,274                    --
                                                                         --------------      --------------        --------------
  End of period .......................................................  $  190,516,603      $  153,120,413        $   12,149,403
                                                                         ==============      ==============        ==============

                 See accompanying Notes to Financial Statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                               AGGRESSIVE ALLOCATION,        AGGRESSIVE ALLOCATION,
                                                                                CLASS I SUBACCOUNT             CLASS II SUBACCOUNT
                                                                           YEAR ENDED          YEAR ENDED           YEAR ENDED
                                                                        DECEMBER 31, 2009   DECEMBER 31, 2008   DECEMBER 31, 2009
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss) ........................................  $       40,282      $      (67,637)     $        2,775
  Net realized gain (loss) on investments .............................      (1,195,013)           (400,519)                 54
  Net change in unrealized appreciation or (depreciation)
     on investments ...................................................       4,740,135          (7,520,528)             30,813
                                                                         --------------      --------------      --------------
     Net increase (decrease) in net assets from operations ............       3,585,404          (7,988,684)             33,642
                                                                         --------------      --------------      --------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners ..............................       1,035,601           3,267,713             340,385
  Transfers between subaccounts (including fixed accounts), net .......       1,832,133           9,466,322             139,857
  Payment for contract benefits and terminations ......................      (1,190,732)         (1,524,196)                 --
  Contract charges and fees ...........................................         (30,508)            (30,328)                 --
  Adjustments to net assets allocated to contracts in payout period ...             180                (447)                 --
                                                                         --------------      --------------      --------------
     Net increase (decrease) in net assets from contract transactions .       1,646,674          11,179,064             480,242
                                                                         --------------      --------------      --------------
  Total increase (decrease) in net assets .............................       5,232,078           3,190,380             513,884
NET ASSETS:
  Beginning of period .................................................      13,009,110           9,818,730                  --
                                                                         --------------      --------------      --------------
  End of period .......................................................  $   18,241,188      $   13,009,110      $      513,884
                                                                         ==============      ==============      ==============

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   MONEY MARKET,                   MONEY MARKET,
                                                                                CLASS I SUBACCOUNT             CLASS II SUBACCOUNT
                                                                            YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                                         DECEMBER 31, 2009   DECEMBER 31, 2008   DECEMBER 31, 2009
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss) ........................................  $   (1,257,866)     $      474,075      $          (60)
  Net realized gain (loss) on investments .............................              --                  --                  --
  Net change in unrealized appreciation or (depreciation)
     on investments ...................................................              --                  --                  --
                                                                         --------------      --------------      --------------
     Net increase (decrease) in net assets from operations ............      (1,257,866)            474,075                 (60)
                                                                         --------------      --------------      --------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners ..............................       2,705,370           5,095,556             183,109
  Transfers between subaccounts (including fixed accounts), net .......        (324,662)         78,557,694               9,352
  Payment for contract benefits and terminations ......................     (61,680,738)        (40,378,738)             (7,107)
  Contract charges and fees ...........................................        (602,256)           (314,726)                 --
  Adjustments to net assets allocated to contracts in payout period ...              65                  64                  --
                                                                         --------------      --------------      --------------
     Net increase (decrease) in net assets from contract transactions .     (59,902,221)         42,959,850             185,354
                                                                         --------------      --------------      --------------
  Total increase (decrease) in net assets .............................     (61,160,087)         43,433,925             185,294
NET ASSETS:
  Beginning of period .................................................     140,007,833          96,573,908                  --
                                                                         --------------      --------------      --------------
  End of period .......................................................  $   78,847,746      $  140,007,833      $      185,294
                                                                         ==============      ==============      ==============

                 See accompanying Notes to Financial Statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                      BOND,                            BOND,
                                                                                CLASS I SUBACCOUNT              CLASS II SUBACCOUNT
                                                                             YEAR ENDED          YEAR ENDED         YEAR ENDED
                                                                         DECEMBER 31, 2009   DECEMBER 31, 2008   DECEMBER 31, 2009
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss) ........................................  $    6,517,246      $    8,584,990      $      202,894
  Net realized gain (loss) on investments .............................      (1,500,477)         (1,173,577)              1,560
  Net change in unrealized appreciation or (depreciation)
     on investments ...................................................       5,960,601          (3,961,326)           (121,493)
                                                                         --------------      --------------      --------------
     Net increase (decrease) in net assets from operations ............      10,977,370           3,450,087              82,961
                                                                         --------------      --------------      --------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners ..............................       6,828,626           9,337,231           6,996,930
  Transfers between subaccounts (including fixed accounts), net .......        (858,582)        (26,659,321)          2,768,943
  Payment for contract benefits and terminations ......................     (38,143,407)        (41,396,339)           (136,293)
  Contract charges and fees ...........................................        (687,509)           (680,579)             (3,645)
  Adjustments to net assets allocated to contracts in payout period ...           1,686               1,858                  --
                                                                         --------------      --------------      --------------
     Net increase (decrease) in net assets from contract transactions .     (32,859,186)        (59,397,150)          9,625,935
                                                                         --------------      --------------      --------------
  Total increase (decrease) in net assets .............................     (21,881,816)        (55,947,063)          9,708,896
NET ASSETS:
  Beginning of period .................................................     231,633,868         287,580,931                  --
                                                                         --------------      --------------      --------------
  End of period .......................................................  $  209,752,052      $  231,633,868      $    9,708,896
                                                                         ==============      ==============      ==============

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    HIGH INCOME,                   HIGH INCOME,
                                                                                CLASS I SUBACCOUNT             CLASS II SUBACCOUNT
                                                                            YEAR ENDED          YEAR ENDED         YEAR ENDED
                                                                         DECEMBER 31, 2009   DECEMBER 31, 2008   DECEMBER 31, 2009
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss) ........................................  $    3,883,043      $    4,781,419      $       50,161
  Net realized gain (loss) on investments .............................      (2,747,616)         (4,067,180)                403
  Net change in unrealized appreciation or (depreciation)
     on investments ...................................................      15,568,588         (13,645,539)             24,744
                                                                         --------------      --------------      --------------
     Net increase (decrease) in net assets from operations ............      16,704,015         (12,931,300)             75,308
                                                                         --------------      --------------      --------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners ..............................         866,935           2,255,130             861,588
  Transfers between subaccounts (including fixed accounts), net .......      (5,305,082)        (17,910,910)            229,714
  Payment for contract benefits and terminations ......................      (9,489,057)        (10,747,236)            (19,627)
  Contract charges and fees ...........................................        (158,748)           (203,892)               (336)
  Adjustments to net assets allocated to contracts in payout period ...             629                 588                  --
                                                                         --------------      --------------      --------------
     Net increase (decrease) in net assets from contract transactions .     (14,085,323)        (26,606,320)          1,071,339
                                                                         --------------      --------------      --------------
  Total increase (decrease) in net assets .............................       2,618,692         (39,537,620)          1,146,647
NET ASSETS:
  Beginning of period .................................................      57,430,859          96,968,479                  --
                                                                         --------------      --------------      --------------
  End of period .......................................................  $   60,049,551      $   57,430,859      $    1,146,647
                                                                         ==============      ==============      ==============

                 See accompanying Notes to Financial Statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                DIVERSIFIED INCOME,             DIVERSIFIED INCOME,
                                                                                CLASS I SUBACCOUNT              CLASS II SUBACCOUNT
                                                                            YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                                         DECEMBER 31, 2009   DECEMBER 31, 2008   DECEMBER 31, 2009
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss) ........................................  $    5,881,232      $    8,695,219      $      115,544
  Net realized gain (loss) on investments .............................     (13,412,289)        (10,166,375)              5,760
  Net change in unrealized appreciation or (depreciation)
     on investments ...................................................      25,063,347         (45,714,077)            171,784
                                                                         --------------      --------------      --------------
     Net increase (decrease) in net assets from operations ............      17,532,290         (47,185,233)            293,088
                                                                         --------------      --------------      --------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners ..............................       3,512,029           6,779,594           4,443,231
  Transfers between subaccounts (including fixed accounts), net .......      (6,576,870)        (40,075,613)          1,558,303
  Payment for contract benefits and terminations ......................     (36,437,953)        (58,942,114)            (40,595)
  Contract charges and fees ...........................................        (385,912)           (528,988)                 --
  Adjustments to net assets allocated to contracts in payout period ...         (73,097)              5,919                  --
                                                                         --------------      --------------      --------------
     Net increase (decrease) in net assets from contract transactions .     (39,961,803)        (92,761,202)          5,960,939
                                                                         --------------      --------------      --------------
  Total increase (decrease) in net assets .............................     (22,429,513)       (139,946,435)          6,254,027
NET ASSETS:
  Beginning of period .................................................     236,980,035         376,926,470                  --
                                                                         --------------      --------------      --------------
  End of period .......................................................  $  214,550,522      $  236,980,035      $    6,254,027
                                                                         ==============      ==============      ==============

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  LARGE CAP VALUE,               LARGE CAP VALUE,
                                                                                CLASS I SUBACCOUNT             CLASS II SUBACCOUNT
                                                                            YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                                         DECEMBER 31, 2009   DECEMBER 31, 2008   DECEMBER 31, 2009
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss) ........................................  $    1,822,098      $    3,315,225      $       11,929
  Net realized gain (loss) on investments .............................     (21,412,300)        (13,076,096)              1,359
  Net change in unrealized appreciation or (depreciation)
     on investments ...................................................      46,011,458        (134,747,419)            188,174
                                                                         --------------      --------------      --------------
     Net increase (decrease) in net assets from operations ............      26,421,256        (144,508,290)            201,462
                                                                         --------------      --------------      --------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners ..............................       2,333,467           7,766,330           1,884,359
  Transfers between subaccounts (including fixed accounts), net .......      (6,774,651)        (39,121,098)            506,659
  Payment for contract benefits and terminations ......................     (27,969,382)        (56,971,180)            (42,462)
  Contract charges and fees ...........................................        (419,875)           (668,216)               (926)
  Adjustments to net assets allocated to contracts in payout period ...           7,703               2,964                  --
                                                                         --------------      --------------      --------------
     Net increase (decrease) in net assets from contract transactions .     (32,822,738)        (88,991,200)          2,347,630
                                                                         --------------      --------------      --------------
  Total increase (decrease) in net assets .............................      (6,401,482)       (233,499,490)          2,549,092
NET ASSETS:
  Beginning of period .................................................     212,810,489         446,309,979                  --
                                                                         --------------      --------------      --------------
  End of period .......................................................  $  206,409,007      $  212,810,489      $    2,549,092
                                                                         ==============      ==============      ==============

                 See accompanying Notes to Financial Statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 LARGE CAP GROWTH,               LARGE CAP GROWTH,
                                                                                CLASS I SUBACCOUNT              CLASS II SUBACCOUNT
                                                                            YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                                         DECEMBER 31, 2009   DECEMBER 31, 2008   DECEMBER 31, 2009
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss) ........................................  $     (723,780)     $   (1,208,094)     $       (7,108)
  Net realized gain (loss) on investments .............................      (4,923,263)           (398,137)              1,432
  Net change in unrealized appreciation or (depreciation)
     on investments ...................................................      45,295,930         (80,435,003)            531,076
                                                                         --------------      --------------      --------------
     Net increase (decrease) in net assets from operations ............      39,648,887         (82,041,234)            525,400
                                                                         --------------      --------------      --------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners ..............................       3,549,711           5,022,592           3,927,854
  Transfers between subaccounts (including fixed accounts), net .......      (6,986,178)        (18,668,867)          1,612,444
  Payment for contract benefits and terminations ......................     (16,674,486)        (26,869,352)            (66,898)
  Contract charges and fees ...........................................        (269,604)           (348,424)             (2,378)
  Adjustments to net assets allocated to contracts in payout period ...              67               1,922                  --
                                                                         --------------      --------------      --------------
     Net increase (decrease) in net assets from contract transactions .     (20,380,490)        (40,862,129)          5,471,022
                                                                         --------------      --------------      --------------
  Total increase (decrease) in net assets .............................      19,268,397        (122,903,363)          5,996,422
NET ASSETS:
  Beginning of period .................................................     120,188,314         243,091,677                  --
                                                                         --------------      --------------      --------------
  End of period .......................................................  $  139,456,711      $  120,188,314      $    5,996,422
                                                                         ==============      ==============      ==============

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  MID CAP VALUE,                  MID CAP VALUE,
                                                                                CLASS I SUBACCOUNT             CLASS II SUBACCOUNT
                                                                            YEAR ENDED           YEAR ENDED         YEAR ENDED
                                                                         DECEMBER 31, 2009   DECEMBER 31, 2008   DECEMBER 31, 2009
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss) ........................................  $     (129,365)     $      206,617      $        1,811
  Net realized gain (loss) on investments .............................      (9,661,562)        (10,426,796)              1,282
  Net change in unrealized appreciation or (depreciation)
     on investments ...................................................      26,613,796         (46,786,669)            227,547
                                                                         --------------      --------------      --------------
     Net increase (decrease) in net assets from operations ............      16,822,869         (57,006,848)            230,640
                                                                         --------------      --------------      --------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners ..............................       2,146,786           3,137,032           2,034,772
  Transfers between subaccounts (including fixed accounts), net .......      (6,847,139)        (23,947,600)            835,534
  Payment for contract benefits and terminations ......................      (9,915,202)        (18,484,312)            (34,447)
  Contract charges and fees ...........................................        (162,352)           (286,980)             (1,301)
  Adjustments to net assets allocated to contracts in payout period ...             891               1,086                  --
                                                                         --------------      --------------      --------------
     Net increase (decrease) in net assets from contract transactions .     (14,777,016)        (39,580,774)          2,834,558
                                                                         --------------      --------------      --------------
  Total increase (decrease) in net assets .............................       2,045,853         (96,587,622)          3,065,198
NET ASSETS:
  Beginning of period .................................................      80,060,612         176,648,234                  --
                                                                         --------------      --------------      --------------
  End of period .......................................................  $   82,106,465      $   80,060,612      $    3,065,198
                                                                         ==============      ==============      ==============

                 See accompanying Notes to Financial Statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  MID CAP GROWTH,                  MID CAP GROWTH,
                                                                                CLASS I SUBACCOUNT              CLASS II SUBACCOUNT
                                                                            YEAR ENDED           YEAR ENDED         YEAR ENDED
                                                                         DECEMBER 31, 2009   DECEMBER 31, 2008   DECEMBER 31, 2009
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss) ........................................  $     (662,969)     $   (1,033,717)     $       (6,674)
  Net realized gain (loss) on investments .............................      (8,564,172)         (7,526,112)                615
  Net change in unrealized appreciation or (depreciation)
     on investments ...................................................      28,998,084         (40,952,676)            152,270
                                                                         --------------      --------------      --------------
     Net increase (decrease) in net assets from operations ............      19,770,943         (49,512,505)            146,211
                                                                         --------------      --------------      --------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners ..............................         907,461           2,092,000           1,178,354
  Transfers between subaccounts (including fixed accounts), net .......      (4,955,355)        (12,791,437)            440,946
  Payment for contract benefits and terminations ......................      (6,227,562)        (10,987,240)            (21,914)
  Contract charges and fees ...........................................        (128,052)           (168,545)               (743)
  Adjustments to net assets allocated to contracts in payout period ...             431                 500                  --
                                                                         --------------      --------------      --------------
     Net increase (decrease) in net assets from contract transactions .     (10,403,077)        (21,854,722)          1,596,643
                                                                         --------------      --------------      --------------
  Total increase (decrease) in net assets .............................       9,367,866         (71,367,227)          1,742,854
NET ASSETS:
  Beginning of period .................................................      48,457,290         119,824,517                  --
                                                                         --------------      --------------      --------------
  End of period .......................................................  $   57,825,156      $   48,457,290      $    1,742,854
                                                                         ==============      ==============      ==============

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 SMALL CAP VALUE,                SMALL CAP VALUE,
                                                                                CLASS I SUBACCOUNT             CLASS II SUBACCOUNT
                                                                             YEAR ENDED          YEAR ENDED         YEAR ENDED
                                                                         DECEMBER 31, 2009   DECEMBER 31, 2008   DECEMBER 31, 2009
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss) ........................................  $      (19,833)     $       (1,401)     $       (1,727)
  Net realized gain (loss) on investments .............................        (146,714)           (111,303)                388
  Net change in unrealized appreciation or (depreciation)
     on investments ...................................................       1,031,992            (594,754)             69,121
                                                                         --------------      --------------      --------------
     Net increase (decrease) in net assets from operations ............         865,445            (707,458)             67,782
                                                                         --------------      --------------      --------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners ..............................         243,889             778,006             450,110
  Transfers between subaccounts (including fixed accounts), net .......           1,569           1,541,884             108,408
  Payment for contract benefits and terminations ......................        (202,482)           (120,131)            (10,328)
  Contract charges and fees ...........................................          (8,321)             (5,298)               (262)
  Adjustments to net assets allocated to contracts in payout period ...              --                  --                  --
                                                                         --------------      --------------      --------------
     Net increase (decrease) in net assets from contract transactions .          34,655           2,194,461             547,928
                                                                         --------------      --------------      --------------
  Total increase (decrease) in net assets .............................         900,100           1,487,003             615,710
NET ASSETS:
  Beginning of period .................................................       2,570,592           1,083,589                  --
                                                                         --------------      --------------      --------------
  End of period .......................................................  $    3,470,692      $    2,570,592      $      615,710
                                                                         ==============      ==============      ==============

                 See accompanying Notes to Financial Statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 SMALL CAP GROWTH,               SMALL CAP GROWTH,
                                                                                CLASS I SUBACCOUNT              CLASS II SUBACCOUNT
                                                                             YEAR ENDED          YEAR ENDED         YEAR ENDED
                                                                         DECEMBER 31, 2009   DECEMBER 31, 2008   DECEMBER 31, 2009
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss) ........................................  $      (14,575)     $      (17,781)     $          (32)
  Net realized gain (loss) on investments .............................        (221,483)           (312,461)                  3
  Net change in unrealized appreciation or (depreciation)
     on investments ...................................................         414,926            (590,981)                543
                                                                         --------------      --------------      --------------
     Net increase (decrease) in net assets from operations ............         178,868            (921,223)                514
                                                                         --------------      --------------      --------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners ..............................          29,300             192,778               6,643
  Transfers between subaccounts (including fixed accounts), net .......           5,031             953,307                  44
  Payment for contract benefits and terminations ......................        (159,207)            (93,170)                 --
  Contract charges and fees ...........................................          (1,568)             (2,840)                 --
  Adjustments to net assets allocated to contracts in payout period ...              --                  --                  --
                                                                         --------------      --------------      --------------
     Net increase (decrease) in net assets from contract transactions .        (126,444)          1,050,075               6,687
                                                                         --------------      --------------      --------------
  Total increase (decrease) in net assets .............................          52,424             128,852               7,201
NET ASSETS:
  Beginning of period .................................................       1,135,787           1,006,935                  --
                                                                         --------------      --------------      --------------
  End of period .......................................................  $    1,188,211      $    1,135,787      $        7,201
                                                                         ==============      ==============      ==============

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                INTERNATIONAL STOCK,           INTERNATIONAL STOCK,
                                                                                CLASS I SUBACCOUNT             CLASS II SUBACCOUNT
                                                                             YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                                         DECEMBER 31, 2009   DECEMBER 31, 2008   DECEMBER 31, 2009
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss) ........................................  $      411,346      $      652,085      $       47,986
  Net realized gain (loss) on investments .............................      (5,622,791)         (1,326,900)              1,584
  Net change in unrealized appreciation or (depreciation)
     on investments ...................................................      17,183,419         (38,399,228)            198,957
                                                                         --------------      --------------      --------------
     Net increase (decrease) in net assets from operations ............      11,971,974         (39,074,043)            248,527
                                                                         --------------      --------------      --------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners ..............................       1,881,322           3,766,070           2,668,895
  Transfers between subaccounts (including fixed accounts), net .......      (2,865,553)        (13,164,118)          1,085,350
  Payment for contract benefits and terminations ......................      (6,011,607)        (10,034,568)            (42,880)
  Contract charges and fees ...........................................        (128,345)           (176,258)             (1,582)
  Adjustments to net assets allocated to contracts in payout period ...             461                 637                  --
                                                                         --------------      --------------      --------------
     Net increase (decrease) in net assets from contract transactions .      (7,123,722)        (19,608,237)          3,709,783
                                                                         --------------      --------------      --------------
  Total increase (decrease) in net assets .............................       4,848,252         (58,682,280)          3,958,310
NET ASSETS:
  Beginning of period .................................................      50,771,347         109,453,627                  --
                                                                         --------------      --------------      --------------
  End of period .......................................................  $   55,619,599      $   50,771,347      $    3,958,310
                                                                         ==============      ==============      ==============

                 See accompanying Notes to Financial Statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                GLOBAL SECURITIES,            GLOBAL SECURITIES,
                                                                                CLASS I SUBACCOUNT           CLASS II SUBACCOUNT
                                                                            YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                                         DECEMBER 31, 2009   DECEMBER 31, 2008   DECEMBER 31, 2009
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss) ........................................  $       17,023      $      962,993      $        3,412
  Net realized gain (loss) on investments .............................      (3,076,548)         (2,883,190)                514
  Net change in unrealized appreciation or (depreciation)
     on investments ...................................................       6,290,581         (10,550,340)             63,229
                                                                         --------------      --------------      --------------
     Net increase (decrease) in net assets from operations ............       3,231,056         (12,470,537)             67,155
                                                                         --------------      --------------      --------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners ..............................         397,258           1,237,098             530,077
  Transfers between subaccounts (including fixed accounts), net .......        (747,466)         (3,996,359)            129,001
  Payment for contract benefits and terminations ......................      (2,020,840)         (3,098,420)            (13,293)
  Contract charges and fees ...........................................         (49,465)            (75,996)               (358)
  Adjustments to net assets allocated to contracts in payout period ...             260                 356                  --
                                                                         --------------      --------------      --------------
     Net increase (decrease) in net assets from contract transactions .      (2,420,253)         (5,933,321)            645,427
                                                                         --------------      --------------      --------------
  Total increase (decrease) in net assets .............................         810,803         (18,403,858)            712,582
NET ASSETS:
  Beginning of period .................................................      17,247,779          35,651,637                  --
                                                                         --------------      --------------      --------------
  End of period .......................................................  $   18,058,582      $   17,247,779      $      712,582
                                                                         ==============      ==============      ==============

-----------------------------------------------------------------------------------------------------------------------------------
                                                           AIM GLOBAL REAL ESTATE                     FRANKLIN HIGH INCOME
                                                                 SUBACCOUNT                          SECURITIES SUBACCOUNT
                                                       YEAR ENDED          YEAR ENDED         YEAR ENDED           YEAR ENDED
                                                    DECEMBER 31, 2009   DECEMBER 31, 2008  DECEMBER 31, 2009    DECEMBER 31, 2008
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss) ....................  $       (30,646)    $       53,031      $      367,175       $      29,156
  Net realized gain (loss) on investments .........          (20,933)            25,956              24,520             (23,704)
  Net change in unrealized appreciation or
     (depreciation) on investments ................          900,130           (423,582)          2,149,508            (432,486)
                                                     ---------------     --------------      --------------       -------------
     Net increase (decrease) in net assets from
       operations .................................          848,551           (344,595)          2,541,203            (427,034)
                                                     ---------------     --------------      --------------       -------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners ..........        1,730,122            525,809           6,186,687           1,521,497
  Transfers between subaccounts (including fixed
     accounts), net ...............................        1,449,086            633,361           4,621,132           1,225,793
  Payment for contract benefits and terminations ..         (117,298)           (15,184)           (498,709)            (69,703)
  Contract charges and fees .......................           (6,438)              (648)            (20,599)             (2,504)
  Adjustments to net assets allocated to
     contracts in payout period ...................               54             (3,555)                 --                  --
                                                     ---------------     --------------      --------------       -------------
     Net increase (decrease) in net assets
       from contract transactions .................        3,055,526          1,139,783          10,288,511           2,675,083
                                                     ---------------     --------------      --------------       -------------
  Total increase (decrease) in net assets .........        3,904,077            795,188          12,829,714           2,248,049
NET ASSETS:
  Beginning of period .............................          795,188                 --           2,248,049                  --
                                                     ---------------     --------------      --------------       -------------
  End of period ...................................  $     4,699,265     $      795,188      $   15,077,763       $   2,248,049
                                                     ===============     ==============      ==============       =============

                 See accompanying Notes to Financial Statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                             FRANKLIN INCOME                    FRANKLIN MUTUAL GLOBAL DISCOVERY
                                                          SECURITIES SUBACCOUNT                      SECURITIES SUBACCOUNT
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED           YEAR ENDED
                                                    DECEMBER 31, 2009   DECEMBER 31, 2008   DECEMBER 31, 2009    DECEMBER 31, 2008
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss) ...................   $      508,225      $      26,153       $        8,995       $      24,970
  Net realized gain (loss) on investments ........          (71,336)           (60,532)              85,551              26,098
  Net change in unrealized appreciation or
     (depreciation) on investments ...............        2,001,949         (1,028,006)             672,281            (411,024)
                                                     --------------      -------------       --------------       -------------
     Net increase (decrease) in net assets from
        operations ...............................        2,438,838         (1,062,385)             766,827            (359,956)
                                                     --------------      -------------       --------------       -------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners .........        3,044,906          2,034,527            2,271,803             898,183
  Transfers between subaccounts (including fixed
    accounts), net ...............................        2,602,284          3,391,795            1,998,232           1,314,996
  Payment for contract benefits and terminations .         (812,200)          (154,344)            (236,817)            (63,624)
  Contract charges and fees ......................          (31,062)            (3,920)             (12,357)             (2,197)
  Adjustments to net assets allocated to
    contracts in payout period ...................               65             (3,566)                  73              (4,082)
                                                     --------------      -------------       --------------       -------------
     Net increase (decrease) in net assets
        from contract transactions ...............        4,803,993          5,264,492            4,020,934           2,143,276
                                                     --------------      -------------       --------------       -------------
  Total increase (decrease) in net assets ........        7,242,831          4,202,107            4,787,761           1,783,320
NET ASSETS:
  Beginning of period ............................        4,202,107                 --            1,783,320                  --
                                                     --------------      -------------       --------------       -------------
  End of period ..................................   $   11,444,938      $   4,202,107       $    6,571,081       $   1,783,320
                                                     ==============      =============       ==============       =============

                 See accompanying Notes to Financial Statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                        FRANKLIN DEVELOPING MARKETS                      MFS STRATEGIC
                                                            SECURITIES SUBACCOUNT                      INCOME SUBACCOUNT
                                                        YEAR ENDED          YEAR ENDED          YEAR ENDED           YEAR ENDED
                                                     DECEMBER 31, 2009   DECEMBER 31, 2008   DECEMBER 31, 2009    DECEMBER 31, 2008
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss) ...................   $        57,262     $       37,557      $      123,679       $       89,881
  Net realized gain (loss) on investments ........           (14,280)           800,768             (32,958)             (21,600)
  Net change in unrealized appreciation or
    (depreciation) on investments ................           943,539         (2,851,693)            195,249             (300,521)
                                                     ---------------     --------------      --------------       --------------
     Net increase (decrease) in net assets from
       operations ................................           986,521         (2,013,368)            285,970             (232,240)
                                                     ---------------     --------------      --------------       --------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners .........                --                 --                  --                   --
  Transfers between subaccounts (including fixed
    accounts), net ...............................          (123,387)          (134,402)            (25,359)             (45,449)
  Payment for contract benefits and terminations .          (291,879)          (547,604)           (221,486)            (334,500)
  Contract charges and fees ......................            (2,088)            (1,875)             (1,548)              (1,387)
  Adjustments to net assets allocated to
    contracts in payout period ...................                --                 --              (1,226)                 110
                                                     ---------------     --------------      --------------       --------------
     Net increase (decrease) in net assets
       from contract transactions ................          (417,354)          (683,881)           (249,619)            (381,226)
                                                     ---------------     --------------      --------------       --------------
  Total increase (decrease) in net assets ........           569,167         (2,697,249)             36,351             (613,466)
NET ASSETS:
  Beginning of period ............................         1,580,316          4,277,565           1,406,484            2,019,950
                                                     ---------------     --------------      --------------       --------------
  End of period ..................................   $     2,149,483     $    1,580,316      $    1,442,835       $    1,406,484
                                                     ===============     ==============      ==============       ==============

                 See accompanying Notes to Financial Statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                           OPPENHEIMER HIGH INCOME                 OPPENHEIMER MAIN STREET
                                                                  SUBACCOUNT                         SMALL CAP SUBACCOUNT
                                                        YEAR ENDED          YEAR ENDED          YEAR ENDED           YEAR ENDED
                                                     DECEMBER 31, 2009   DECEMBER 31, 2008   DECEMBER 31, 2009    DECEMBER 31, 2008
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss) ...................   $       (18,147)    $      470,182      $      (45,918)      $       (9,047)
  Net realized gain (loss) on investments ........        (1,603,537)        (1,579,332)             (1,906)             (18,529)
  Net change in unrealized appreciation or
    (depreciation) on investments ................         1,889,396         (4,883,602)          1,755,883             (560,864)
                                                     ---------------     --------------      --------------       --------------
     Net increase (decrease) in net assets from
       operations ................................           267,712         (5,992,752)          1,708,059             (588,440)
                                                     ---------------     --------------      --------------       --------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners .........                --                 --           3,103,400            1,451,770
  Transfers between subaccounts (including fixed
    accounts), net ...............................           (88,430)          (722,635)          2,357,299            1,131,460
  Payment for contract benefits and terminations .          (231,976)        (2,101,316)           (277,341)             (54,640)
  Contract charges and fees ......................            (1,321)            (4,177)            (15,866)              (1,896)
  Adjustments to net assets allocated to
    contracts in payout period ...................            (2,920)               428                  --                   --
                                                     ---------------     --------------      --------------       --------------
     Net increase (decrease) in net assets
       from contract transactions ................          (324,647)        (2,827,700)          5,167,492            2,526,694
                                                     ---------------     --------------      --------------       --------------
  Total increase (decrease) in net assets ........           (56,935)        (8,820,452)          6,875,551            1,938,254
NET ASSETS:
  Beginning of period ............................         1,404,559         10,225,011           1,938,254                  --
                                                     ---------------     --------------      --------------       --------------
  End of period ..................................   $     1,347,624     $    1,404,559      $    8,813,805       $    1,938,254
                                                     ===============     ==============      ==============       ==============

                 See accompanying Notes to Financial Statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                            OPPENHEIMER MAIN STREET               OPPENHEIMER INTERNATIONAL
                                                                  SUBACCOUNT                         GROWTH SUBACCOUNT
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED           YEAR ENDED
                                                    DECEMBER 31, 2009   DECEMBER 31, 2008   DECEMBER 31, 2009    DECEMBER 31, 2008
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss) ...................   $       (38,923)    $      (14,643)     $      (53,534)      $      (13,458)
  Net realized gain (loss) on investments ........           (13,309)           (43,720)              3,118              (34,651)
  Net change in unrealized appreciation or
     (depreciation) on investments ...............         2,561,065           (780,234)          2,850,240             (861,156)
                                                     ---------------     --------------      --------------       --------------
     Net increase (decrease) in net assets from
       operations ................................         2,508,833           (838,597)          2,799,824             (909,265)
                                                     ---------------     --------------      --------------       --------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners .........         6,816,750          2,052,067           5,584,975            2,160,802
  Transfers between subaccounts (including fixed
    accounts), net ...............................         4,543,782          2,171,518           3,925,924            1,765,013
  Payment for contract benefits and terminations .          (559,414)           (95,035)           (383,088)             (89,063)
  Contract charges and fees ......................           (27,910)            (2,385)            (23,790)              (3,316)
  Adjustments to net assets allocated to
    contracts in payout period ...................                --                 --                  --                   --
                                                     ---------------     --------------      --------------       --------------
     Net increase (decrease) in net assets
       from contract transactions ................        10,773,208          4,126,165           9,104,021            3,833,436
                                                     ---------------     --------------      --------------       --------------
  Total increase (decrease) in net assets ........        13,282,041          3,287,568          11,903,845            2,924,171
NET ASSETS:
  Beginning of period ............................         3,287,568                 --           2,924,171                   --
                                                     ---------------     --------------      --------------       --------------
  End of period ..................................   $    16,569,609     $    3,287,568      $   14,828,016       $    2,924,171
                                                     ===============     ==============      ==============       ==============

                 See accompanying Notes to Financial Statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                               PIMCO COMMODITY                        PIMCO TOTAL RETURN
                                                        REALRETURN STRAGETY SUBACCOUNT                    SUBACCOUNT
                                                        YEAR ENDED          YEAR ENDED          YEAR ENDED           YEAR ENDED
                                                     DECEMBER 31, 2009   DECEMBER 31, 2008   DECEMBER 31, 2009    DECEMBER 31, 2008
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss) ...................   $       239,812     $       30,117      $      621,762       $       74,088
  Net realized gain (loss) on investments ........           560,689           (223,030)          1,064,643              106,038
  Net change in unrealized appreciation or
     (depreciation) on investments ...............           563,412           (418,015)            154,375               (7,799)
                                                     ---------------     --------------      --------------        -------------
     Net increase (decrease) in net assets from
       operations ................................         1,363,913           (610,928)          1,840,780              172,327
                                                     ---------------     --------------      --------------        -------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners .........         2,850,462            640,262          12,938,462            1,984,636
  Transfers between subaccounts (including fixed
    accounts), net ...............................         2,424,175          1,058,332          14,433,047            6,397,377
  Payment for contract benefits and terminations .          (284,400)           (29,908)         (1,276,240)            (853,712)
  Contract charges and fees ......................           (10,046)              (618)            (38,747)             (40,620)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                  --                   --
                                                     ---------------     --------------      --------------        -------------
     Net increase (decrease) in net assets
       from contract transactions ................         4,980,191          1,668,068          26,056,522            7,487,681
                                                     ---------------     --------------      --------------        -------------
  Total increase (decrease) in net assets ........         6,344,104          1,057,140          27,897,302            7,660,008
NET ASSETS:
  Beginning of period ............................         1,057,140                 --           7,660,008                   --
                                                     ---------------     --------------      --------------        -------------
  End of period ..................................   $     7,401,244     $    1,057,140      $   35,557,310       $    7,660,008
                                                     ===============     ==============      ==============        =============

                 See accompanying Notes to Financial Statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                               PIMCO GLOBAL BOND                 T. ROWE PRICE INTERNATIONAL
                                                                  SUBACCOUNT                           STOCK SUBACCOUNT
                                                        YEAR ENDED          YEAR ENDED          YEAR ENDED           YEAR ENDED
                                                     DECEMBER 31, 2009   DECEMBER 31, 2008   DECEMBER 31, 2009    DECEMBER 31, 2008
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss) ...................   $       139,977     $       26,485      $      105,944       $       57,667
  Net realized gain (loss) on investments ........         1,287,999            (36,636)           (639,281)             590,544
  Net change in unrealized appreciation or
     (depreciation) on investments ...............          (123,733)           (84,039)          4,402,986          (10,062,732)
                                                     ---------------     --------------      --------------       --------------
     Net increase (decrease) in net assets from
       operations ................................         1,304,243            (94,190)          3,869,649           (9,414,521)
                                                     ---------------     --------------      --------------       --------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners .........         6,357,063          1,402,333                  --                   --
  Transfers between subaccounts (including fixed
    accounts), net ...............................         4,965,717          2,255,556            (726,333)            (769,246)
  Payment for contract benefits and terminations .          (736,478)          (289,480)         (1,145,353)          (3,208,790)
  Contract charges and fees ......................           (22,602)            (6,420)            (10,185)             (12,042)
  Adjustments to net assets allocated to
    contracts in payout period ...................                --                 --                 217                  258
                                                     ---------------     --------------      --------------       --------------
     Net increase (decrease) in net assets
       from contract transactions ................        10,563,700          3,361,989          (1,881,654)          (3,989,820)
                                                     ---------------     --------------      --------------       --------------
  Total increase (decrease) in net assets ........        11,867,943          3,267,799           1,987,995          (13,404,341)
NET ASSETS:
  Beginning of period ............................         3,267,799                 --           8,535,897           21,940,238
                                                     ---------------     --------------      --------------       --------------
  End of period ..................................   $    15,135,742     $    3,267,799      $   10,523,892       $    8,535,897
                                                     ===============     ==============      ==============       ==============

                 See accompanying Notes to Financial Statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 VAN KAMPEN                              VAN KAMPEN
                                                         GROWTH AND INCOME SUBACCOUNT            MID CAP GROWTH SUBACCOUNT
                                                        YEAR ENDED          YEAR ENDED          YEAR ENDED           YEAR ENDED
                                                     DECEMBER 31, 2009   DECEMBER 31, 2008   DECEMBER 31, 2009    DECEMBER 31, 2008
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)....................   $       292,736     $      (15,121)     $      (73,078)      $      (11,887)
  Net realized gain (loss) on investments ........             1,190            (27,648)             20,635              (32,913)
  Net change in unrealized appreciation or
     (depreciation) on investments ...............         3,499,739           (594,420)          2,479,007             (951,760)
                                                     ---------------     --------------      --------------       --------------
     Net increase (decrease) in net assets from
       operations ................................         3,793,665           (637,189)          2,426,564             (996,560)
                                                     ---------------     --------------      --------------       --------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners .........        11,038,830          2,266,025           2,830,506            1,945,661
  Transfers between subaccounts (including fixed
     accounts), net ..............................         8,109,794          2,094,465           2,018,142            1,530,645
  Payment for contract benefits and terminations .          (680,607)           (96,198)           (296,782)             (70,368)
  Contract charges and fees ......................           (32,422)            (2,962)            (19,634)              (2,842)
  Adjustments to net assets allocated to
   contracts in payout period ....................                66                 21                  --               (3,204)
                                                     ---------------     --------------      --------------       --------------
     Net increase (decrease) in net assets
       from contract transactions ................        18,435,661          4,261,351           4,532,232            3,399,892
                                                     ---------------     --------------      --------------       --------------
  Total increase (decrease) in net assets ........        22,229,326          3,624,162           6,958,796            2,403,332
NET ASSETS:
  Beginning of period ............................         3,624,162                --            2,403,332                   --
                                                     ---------------     --------------      --------------       --------------
  End of period ..................................   $    25,853,488     $    3,624,162      $    9,362,128       $    2,403,332
                                                     ===============     ==============      ==============       ==============

                 See accompanying Notes to Financial Statements.

                    CUNA MUTUAL VARIABLE LIFE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

    The CUNA Mutual Variable Annuity Account (the Variable Account) is a unit investment trust registered under the Investment Company Act of 1940, as amended, with the Securities Exchange Commission (SEC). The Variable Account was established as a separate account of CUNA Mutual Insurance Society (CMIS or the Company), a mutual life insurance company, to receive and invest net premiums paid by the policyholders to CMIS under variable annuity policies issued by CMIS (Contracts).

    Although the assets in the Variable Account are the property of the Company, the assets in the Variable Account are attributable to the Contracts and are segregated and may not be used to satisfy other liabilities arising out of any other business which the Company may conduct. The net assets of the Variable Account are available to cover the general liabilities of the Company only to the extent that the Variable Account's assets exceed its liabilities arising under the Contracts. The Company has the right to transfer to the general account any assets of the Variable Account which are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are general corporate obligations of the Company.

    The Variable Account currently includes four variable annuity products:
    MEMBERS Variable Annuity, MEMBERS Variable Annuity II, MEMBERS Choice Variable Annuity and MEMBERS Variable Annuity III.

    The accompanying financial statements include only the contract owner deposits applicable to the variable portions of the Contracts and exclude deposits for fixed dollar benefits, which are included in the general account of the Company.

    The Variable Account is divided into a number of subaccounts from which the policyholder makes elections as to which subaccounts to participate in. The Variable Account may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single underlying open-end management investment company or unit investment trust. (The term fund is used to mean an investment portfolio, e.g., Ultra Series Fund, T. Rowe Price International Series, Inc., MFS(R) Variable Insurance Trust(SM), Oppenheimer Variable Account Funds, Franklin Templeton Variable Insurance Products Trust, AIM Variable Insurance Funds, PIMCO Variable Insurance Trust, Van Kampen Life Investment Trust, or any other open-end management investment company or unit investment trust in which a subaccount invests.) The net investment income, and realized and unrealized gains and losses, from the assets for each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

    The Variable Account invests in shares of certain funds within the Ultra Series Fund, T. Rowe Price International Series, Inc., MFS(R) Variable Insurance Trust(SM), Oppenheimer Variable Account Funds, Franklin Templeton Variable Insurance Products Trust, AIM Variable Insurance Funds, PIMCO Variable Insurance Trust, and Van Kampen Life Investment Trust. Each is a management investment company of the series type with one or more funds. Each is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the companies or their funds by the SEC.

    Ultra Series Fund currently has fifteen funds available (Class I and Class II), as investment options under the Contracts. Oppenheimer Variable Account Funds and Franklin Templeton Variable Insurance Products Trust each have four funds available as investment options under the Contracts. PIMCO Variable Insurance Trust has three funds available under the Contract and Van Kampen Life Investment Trust has two funds available under the Contracts. T. Rowe Price International Series, Inc., MFS(R) Variable Insurance Trust(SM), and AIM Variable Insurance Funds each have one fund available as an investment option under the Contracts. The T. Rowe Price International Series, Inc., MFS(R) Variable Insurance Trust(SM), Oppenheimer Variable Account Funds and Franklin Templeton Variable Insurance Products Trust also have other funds that are not available under the Contracts. These fund companies may, in the future, create additional funds or classes that may or may not be available as investment options under the Contracts.

                    CUNA MUTUAL VARIABLE LIFE ANNUITY ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

    Madison Asset Management, LLC, with which the Company has an alliance, serves as the investment adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. The Company receives a percentage of the advisory fees charged by the alliance. Prior to June 30, 2009, MEMBERS Capital Advisors, Inc., a wholly owned subsidiary of the Company, served as the Ultra Series Fund's investment advisor.

    Invesco AIM Advisors, Inc. serves as the investment adviser to the AIM Variable Insurance Funds and manages its assets in accordance with general policies and guidelines established by the board of the AIM Variable Insurance Funds.

    Franklin Advisors, Inc. and Franklin Mutual Advisers LLC serve as investment advisers to the Franklin Templeton Variable Insurance Products Trust and each manages its assets in accordance with general policies and guidelines established by the board of the Franklin Templeton Variable Insurance Products Trust.

    Massachusetts Financial Services Company serves as the investment adviser to the MFS(R) Variable Insurance Trust(SM) and manages its assets in accordance with general policies and guidelines established by the board of MFS(R) Variable Insurance Trust(SM).

    Oppenheimer Funds, Inc. serves as the investment adviser to the Oppenheimer Variable Account Funds and the Panorama Series Funds, Inc., and manages their assets in accordance with general policies and guidelines established by the board of the Oppenheimer Variable Account Funds or the Panorama Series Funds, Inc., as applicable.

    Pacific Investment Management Company LLC serves as the investment adviser to the PIMCO Variable Insurance Trust and manages its assets in accordance with general policies and guidelines established by the board of the PIMCO Variable Insurance Trust.

    T. Rowe Price International, Inc. serves as the investment adviser to the International Stock Portfolio and manages its assets in accordance with general policies and guidelines established by the board of directors of T. Rowe Price International Series, Inc.

    Van Kampen Asset Management serves as the investment adviser to the Van Kampen Life Investment Trust and manages its assets in accordance with general policies and guidelines established by the board of the Van Kampen Life Investment Trust.

    Each of these investment advisors may have retained one or more investment sub-advisors to manage some or all of a fund's portfolio.

(2) SIGNIFICANT ACCOUNTING POLICIES

    Investment Valuation

    Investments in shares of the funds are stated at fair value of the funds, which is the net asset value per share as determined by the funds. Transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using cost calculated on an average cost basis. Income from dividends and gains from realized gain distributions from each fund are recorded on the ex-dividend date and are reinvested in that fund.

    Federal Income Taxes

    The operations of the Variable Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under current provisions of the IRC the Company does not expect to incur federal income taxes on recorded earnings or the

                    CUNA MUTUAL VARIABLE LIFE ANNUITY ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

    realized capital gains attributed to the Variable Account to the extent these earnings are credited to the contracts. Accordingly, no charge for income tax is currently recorded. If such taxes are incurred by the Company in the future, a charge to the Variable Account may be assessed.

    In September 2008, the Company determined that the assets of the Ultra Series Money Market Fund (the Fund) failed the diversification tests set forth in Section 817(h) of the IRC. The Company undertook corrective actions to adequately diversify the Fund's assets and satisfy the IRC 817(h) requirements effective September 30, 2008. The Company intends to file a closing agreement with the Internal Revenue Service in accordance with published procedures which will serve to resolve the issue for Federal income tax purposes for the Company and its affected policyholders. It is expected that a payment will be made by the Company to the IRS along with the closing agreement. The cost of this payment will be borne by the Company.

    Annuity Reserves

    Annuity reserves, which are included in "contracts in annuitization period", are computed for contracts in the payout stage according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 3.5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater than expected longevity of annuitants. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

    Use of Estimates

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(3) FEES AND CHARGES

    Contract Charges

    SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE): At the time purchase payments are paid, no charge is deducted for sales expenses. However, a surrender charge is deducted upon surrender or partial withdrawal of purchase payments within the first 7 years of the contract and, in certain circumstances, upon payment of a death benefit or the election of certain annuity payment options.

    For purchase payments withdrawn or surrendered within the first year of the contract, the charge is 7% to 9% of the amount of the payment withdrawn or surrendered depending on the product version chosen. The surrender charge decreases by 1% for each full year that has elapsed since the purchase payment was recorded. No surrender charge is assessed upon the withdrawal or surrender of the contract value in excess of aggregate purchase payments or on purchase payments made more than 7 years prior to the withdrawal or surrender. No surrender charge is assessed on purchase payments made more than 4 years prior to the withdrawal or surrender for the L-Share option of the MEMBERS Variable Annuity III product.

    Subject to certain restrictions in each contract year, an amount equal to 10% of aggregate purchase payments subject to a surrender charge (as of the time of withdrawal or surrender) may be surrendered without a surrender charge. The surrender charge also may be waived in certain circumstances as provided in the Contracts. These charges are included in Contract Charges and Fees on the accompanying Statement of Changes in Net Assets.

                    CUNA MUTUAL VARIABLE LIFE ANNUITY ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

    ANNUAL CONTRACT FEE. On each contract anniversary (or upon surrender of the Contract) prior to the annuity date, the Company deducts an annual contract fee of $30 from the variable contract value. After the annuity date, the Company deducts this fee from variable annuity payments. A pro-rated portion of the fee is deducted upon annuitization of a Contract except on a contract anniversary when the full fee is deducted. The Company currently waives this fee for contracts with $25,000 or more of contract value. The contract fee is waived for contracts with $50,000 or more of contract value for the MEMBERS Variable Annuity III product. These fees are included in Contract Charges and Fees in the accompanying Statement of Changes in Net Assets.

    DEATH BENEFIT RIDER CHARGES. Optional death benefit riders are available on MEMBERS Variable Annuity II and MEMBERS Choice Variable Annuity contracts. The Maximum Anniversary Value Death Benefit and 5% Annual Guarantee Death Benefit Riders are available for issue ages 0 to 75. The Minimum Death Benefit Guarantee Rider is available for issue ages 76 to 85.

    On each contract anniversary (or upon surrender of the Contract) prior to the annuity date, the Company deducts rider fees from the contract value. The annual charge for each of these riders ranges from 0.15% to 0.20% of average assets during the prior contract year. These expenses are included in Contract Charges and Fees in the accompanying Statement of Changes in Net Assets.

    Optional death benefit riders are also available on MEMBERS Variable Annuity III contracts. The Maximum Anniversary Value Death Benefit, 3% Annual Guarantee Death Benefit and Earnings Enhanced Death Benefit Riders are available for issue ages 0 to 75. On each contract anniversary (or upon surrender of the Contract) prior to the annuity date, the Company deducts the applicable rider fees from the contract value. The annual charge for each of these riders ranges from 0.15% to 0.35% of average assets during the prior contract year. These charges are included in Contract Charges and Fees in the accompanying Statement of Changes in Net Assets.

    LIVING BENEFIT RIDERS. Optional living benefit riders, such as Guaranteed Minimum Withdrawal Benefit, Guaranteed Lifetime Withdrawal Benefit, and Guaranteed Minimum Accumulation Benefit are available. Charges for these benefits range from 0.50% to 1.05%. Generally, prior to November 24, 2008, subject to state availability, this charge is assessed on the average monthly contract value for the prior contract year. After this date, the charge is assessed on the average benefit basis for the prior contract year. These charges are included in Contract Charges and Fees in the accompanying Statement of Changes in Net Assets.

    TRANSFER FEE. No charge is generally made for transfers between subaccounts. However, the Company reserves the right to charge $10 for the 13th and each subsequent transfer during a Contract year. These charges are included in Contract Charges and Fees in the accompanying Statement of Changes in Net Assets.

    PREMIUM TAXES. If state or other premium taxes are applicable to a Contract, they will be deducted either: (a) from purchase payments as they are received, (b) from contract value upon surrender or partial withdrawal,
    (c) upon application of adjusted contract value to an annuity payment option, or (d) upon payment of a death benefit. The Company, however, reserves the right to deduct premium taxes at the time it pays such taxes. These charges are included in Contract Charges and Fees in the accompanying Statement of Changes in Net Assets.

    Variable Account Charges

    MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a daily mortality and expense risk charge to compensate it for assuming certain mortality and expense risks. The charge is deducted from the assets of the Variable Account at an annual rate of 1.15% to 1.60%. These charges are included in the Mortality and Expense Charges in the accompanying Statement of Operations.

                    CUNA MUTUAL VARIABLE LIFE ANNUITY ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

    ADMINISTRATIVE CHARGE. The Company deducts a daily administrative charge to compensate it for certain expenses it incurs in administration of MEMBERS Variable Annuity and MEMBERS Variable Annuity III contracts. The charge is deducted from the assets of the Variable Account at an annual rate of 0.15%. These charges are included in the Mortality and Expense Charges in the Statement of Operations.

(4) FAIR VALUE MEASUREMENT

    The Company follows the guidance of Financial Accounting Standards Board Accounting Standards Codification 820, Fair Value Measurements and Disclosures (FASB ASC 820). FASB ASC 820 defines fair value, establishes a framework for measuring fair value under GAAP, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and enhances disclosures about fair value measurements. FASB ASC 820 provides guidance on how to measure fair value when required under existing accounting standards.

    The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. In accordance with FASB ASC 820, we have categorized our financial instruments, based on the degree of subjectivity inherent in the valuation technique, as follows:

    o Level 1: Inputs are directly observable and represent quoted prices for identical assets or liabilities in active markets the Company has the ability to access at the measurement date (for example, U.S. Government securities and active exchange-traded equity securities).

    o Level 2: Inputs are observable, either directly or indirectly, other than quoted prices included in Level 1, for the asset or liability. This includes: (i) quoted prices for similar instruments in active markets,
       (ii) quoted prices for identical or similar instruments in markets that are not active, (iii) inputs other than quoted prices that are observable for the instruments and (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means. (for example, certain corporate and municipal bonds and certain preferred stocks).

    o Level 3: Inputs are unobservable inputs reflecting the Company's estimates of the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, (for example, certain structured securities and privately held investments).

    The hierarchy requires the use of market observable information when available for assessing fair value. The following table summarizes the Variable Account's assets that are measured at fair value on a recurring basis as of December 31, 2009. All of the Variable Account's assets consist of mutual funds that have daily quoted net asset values at which the Variable Account could transact.

--------------------------------------------------------------------------------
ASSETS, AT FAIR VALUE                             LEVEL 2             TOTAL
--------------------------------------------------------------------------------
Investments in funds ......................   $1,707,986,746      $1,707,986,746
                                              --------------      --------------
Total assets ..............................   $1,707,986,746      $1,707,986,746
                                              ==============      ==============

                    CUNA MUTUAL VARIABLE LIFE ANNUITY ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(5) PURCHASE AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments in the various subaccounts for the year ended December 31, 2009 were as follows:

-----------------------------------------------------------------------------------------------------
                                                                           PURCHASES       SALES
-----------------------------------------------------------------------------------------------------
Conservative Allocation, Class I Fund ..................................  $37,945,391   $14,264,008
Conservative Allocation, Class II Fund .................................   12,716,728       203,781
Moderate Allocation, Class I Fund ......................................   28,484,204    19,949,594
Moderate Allocation, Class II Fund .....................................   12,921,808     1,332,209
Aggressive Allocation, Class I Fund ....................................    4,285,821     2,593,463
Aggressive Allocation, Class II Fund ...................................      484,501           941
Money Market, Class I Fund .............................................   27,631,240    88,849,651
Money Market, Class II Fund ............................................      270,669        85,363
Bond, Class I Fund .....................................................   28,093,411    54,474,256
Bond, Class II Fund ....................................................    9,924,445        85,424
High Income, Class I Fund ..............................................    6,534,254    16,735,280
High Income, Class II Fund .............................................    1,135,861        13,154
Diversified Income, Class I Fund .......................................   18,271,026    52,390,131
Diversified Income, Class II Fund ......................................    6,243,373       160,243
Large Cap Value, Class I Fund ..........................................   10,265,700    41,281,994
Large Cap Value, Class II Fund .........................................    2,387,142        24,894
Large Cap Growth, Class I Fund .........................................    7,538,184    28,627,722
Large Cap Growth, Class II Fund ........................................    5,500,037        29,913
Mid Cap Value, Class I Fund ............................................    3,926,187    18,834,351
Mid Cap Value, Class II Fund ...........................................    2,856,005        16,466
Mid Cap Growth, Class I Fund ...........................................    1,945,990    13,004,659
Mid Cap Growth, Class II Fund ..........................................    1,599,546         7,769
Small Cap Value, Class I Fund ..........................................      921,830       905,722
Small Cap Value, Class II Fund .........................................      551,752         4,905
Small Cap Growth, Class I Fund .........................................      461,845       602,872
Small Cap Growth, Class II Fund ........................................        6,703            39
International Stock, Class I Fund ......................................    4,797,152    11,505,002
International Stock, Class II Fund .....................................    3,781,608        19,704
Global Securities, Class I Fund ........................................    1,461,686     3,864,149
Global Securities, Class II Fund .......................................      655,650         6,053
AIM Global Real Estate II Fund .........................................    3,126,544        97,410
Franklin High Income Securities Fund ...................................   11,184,448       514,670
Franklin Income Securities Fund ........................................    6,218,680       898,132
Franklin Mutual Global Discovery Securities Fund .......................    4,362,643       214,539
Franklin Developing Markets Securities Fund ............................       91,032       442,555
MFS Strategic Income Fund ..............................................      142,735       268,726
Oppenheimer High Income Fund ...........................................        1,940       344,872
Oppenheimer Main Street Small Cap Fund .................................    5,415,366       286,223
Oppenheimer Main Street Fund ...........................................   11,355,978       606,902
Oppenheimer International Growth Fund ..................................    9,436,855       373,210
PIMCO Commodity RealReturn Strategy Fund ...............................    6,086,966       294,636
PIMCO Total Return Fund ................................................   29,565,435     1,839,087
PIMCO Global Bond Fund .................................................   13,326,171     1,390,775
T. Rowe Price International Stock Fund .................................      236,426     2,009,981
Van Kampen Growth & Income Fund ........................................   19,278,378       525,493
Van Kampen Mid Cap Growth Fund .........................................    4,865,718       398,832

                    CUNA MUTUAL VARIABLE LIFE ANNUITY ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(6) CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the years ended December 31, 2009 and 2008 were as follows:

-------------------------------------------------------------------------------------------------------------------
                                            CONSERVATIVE    CONSERVATIVE   MODERATE        MODERATE      AGGRESSIVE
                                             ALLOCATION      ALLOCATION   ALLOCATION      ALLOCATION     ALLOCATION
                                               CLASS I         CLASS II     CLASS I        CLASS II       CLASS I
                                             SUBACCOUNT      SUBACCOUNT   SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                             ----------      ----------   -----------     ----------     ----------
Units outstanding at December 31, 2007 ...    4,530,893             --    13,151,299             --         931,692
Units issued .............................    9,629,382             --    14,419,427             --       2,000,032
Units redeemed ...........................   (3,936,871)            --    (6,269,073)            --        (801,158)
                                             ----------      ---------    ----------      ---------      ----------
Units outstanding at December 31, 2008 ...   10,223,404             --    21,301,653             --       2,130,566
Units issued .............................    6,908,580      1,167,492     7,917,670      1,065,113         875,428
Units redeemed ...........................   (4,440,272)       (41,629)   (7,014,650)       (32,564)       (647,393)
                                             ----------      ---------    ----------      ---------      ----------
Units outstanding at December 31, 2009 ...   12,691,712      1,125,863    22,204,673      1,032,549       2,358,601
                                             ==========      =========    ==========      =========      ==========

-------------------------------------------------------------------------------------------------------------------
                                             AGGRESSIVE        MONEY         MONEY
                                             ALLOCATION       MARKET        MARKET         BOND            BOND
                                              CLASS II       CLASS I       CLASS II       CLASS I        CLASS II
                                             SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                                             ----------    -----------    ----------    -----------     -----------
Units outstanding at December 31, 2007 ...           --      8,321,650            --     22,436,264             --
Units issued .............................           --     12,958,725            --     19,183,453             --
Units redeemed ...........................           --     (9,199,560)           --    (23,531,544)            --
                                             ----------    -----------    ----------    -----------      ---------
Units outstanding at December 31, 2008 ...           --     12,080,815            --     18,088,173             --
Units issued .............................       42,691      4,801,627        19,448     13,317,130        942,838
Units redeemed ...........................           --     (9,938,908)         (712)   (15,622,237)       (14,602)
                                             ----------    -----------    ----------    -----------      ---------
Units outstanding at December 31, 2009 ...       42,691      6,943,534        18,736     15,783,066        928,236
                                             ==========    ===========    ==========    ===========      =========

-------------------------------------------------------------------------------------------------------------------
                                                HIGH            HIGH       DIVERSIFIED    DIVERSIFIED    LARGE CAP
                                               INCOME          INCOME        INCOME         INCOME         VALUE
                                               CLASS I         CLASS II      CLASS I        CLASS II       CLASS I
                                             SUBACCOUNT      SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                             ----------      ----------  ------------    -----------   ------------
Units outstanding at December 31, 2007 ...    7,363,041             --    26,487,401             --      28,222,177
Units issued .............................    5,431,479             --    11,201,651             --      18,695,026
Units redeemed ...........................   (7,584,981)            --   (18,057,345)            --     (25,432,480)
                                             ----------      ---------   -----------     ----------     -----------
Units outstanding at December 31, 2008 ...    5,209,539             --    19,631,707             --      21,484,723
Units issued .............................    3,614,548        101,400     8,378,061        577,551      15,968,846
Units redeemed ...........................   (4,664,535)        (2,852)  (11,696,853)       (20,409)    (19,381,617)
                                             ----------      ---------   -----------     ----------     -----------
Units outstanding at December 31, 2009 ...    4,159,552         98,548    16,312,915        557,142      18,071,952
                                             ==========      =========   ===========     ==========     ===========

                    CUNA MUTUAL VARIABLE LIFE ANNUITY ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

---------------------------------------------------------------------------------------------------------------------
                                             LARGE CAP       LARGE CAP      LARGE CAP      MID CAP        MID CAP
                                               VALUE          GROWTH         GROWTH         VALUE          VALUE
                                              CLASS II        CLASS I       CLASS II       CLASS I        CLASS II
                                            SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                           ------------    ------------    ----------    -----------    -----------
Units outstanding at December 31, 2007 ...           --     18,171,413            --     10,369,882              --
Units issued .............................           --     13,628,783            --      7,182,737              --
Units redeemed ...........................           --    (17,293,547)           --     (9,899,950)             --
                                             ----------    -----------      --------     ----------     -----------
Units outstanding at December 31, 2008 ...           --     14,506,649            --      7,652,669              --
Units issued .............................      209,490     10,858,457       487,698      6,157,907         252,054
Units redeemed ...........................       (5,294)   (13,228,428)       (7,734)    (7,408,473)         (3,159)
                                             ----------    -----------      --------     ----------     -----------
Units outstanding at December 31, 2009 ...      204,196     12,136,678       479,964      6,402,103         248,895
                                             ==========    ===========      ========     ==========     ===========

-------------------------------------------------------------------------------------------------------------------
                                              MID CAP        MID CAP        SMALL CAP     SMALL CAP      SMALL CAP
                                              GROWTH         GROWTH          VALUE          VALUE         GROWTH
                                              CLASS I        CLASS II       CLASS I       CLASS II       CLASS I
                                            SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                           ------------    ------------    ----------    -----------    -----------
Units outstanding at December 31, 2007 ...   11,068,226             --       120,682             --         104,677
Units issued .............................    7,317,490             --       475,028             --         330,135
Units redeemed ...........................   (9,931,453)            --      (206,437)            --        (223,513)
                                             ----------    -----------      --------     ----------     -----------
Units outstanding at December 31, 2008 ...    8,454,263             --       389,273             --         211,299
Units issued .............................    5,985,164        141,764       415,356         48,073         219,870
Units redeemed ...........................   (7,635,562)        (2,202)     (400,116)          (854)       (238,691)
                                             ----------    -----------      --------     ----------     -----------
Units outstanding at December 31, 2009 ...    6,803,865        139,562       404,513         47,219         192,478
                                             ==========    ===========      ========     ==========     ===========

-------------------------------------------------------------------------------------------------------------------
                                             SMALL CAP    INTERNATIONAL    INTERNATIONAL   GLOBAL          GLOBAL
                                              GROWTH          STOCK           STOCK      SECURITIES      SECURITIES
                                             CLASS II        CLASS I        CLASS II      CLASS I         CLASS II
                                            SUBACCOUNT      SUBACCOUNT      SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
                                            -----------   -------------    ------------  ----------     ------------
Units outstanding at December 31, 2007 ...           --      6,028,378             --     2,271,556              --
Units issued .............................           --      4,188,692             --     2,199,413              --
Units redeemed ...........................           --     (5,555,881)            --    (2,645,239)             --
                                             ----------    -----------       ---------   ----------     -----------
Units outstanding at December 31, 2008 ...           --      4,661,189             --     1,825,730              --
Units issued .............................          852      3,445,586         307,525    1,909,291          54,894
Units redeemed ...........................         (211)    (4,060,685)         (4,895)  (2,146,068)         (1,067)
                                             ----------    -----------      ----------   ----------     -----------
Units outstanding at December 31, 2009 ...          641      4,046,090         302,630    1,588,953          53,827
                                             ==========    ===========      ==========   ==========     ===========

                    CUNA MUTUAL VARIABLE LIFE ANNUITY ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------------------------------------------
                                                                                           FRANKLIN       FRANKLIN
                                                AIM          FRANKLIN        FRANKLIN    MUTUAL GLOBAL   DEVELOPING
                                               GLOBAL       HIGH INCOME       INCOME       DISCOVERY       MARKETS
                                             REAL ESTATE    SECURITIES      SECURITIES    SECURITIES     SECURITIES
                                             SUBACCOUNT     SUBACCOUNT      SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                             -----------    -----------     ----------   -------------   -----------
Units outstanding at December 31, 2007 ...           --             --              --           --         244,261
Units issued .............................      187,115        340,441         737,336      288,063              --
Units redeemed ...........................      (39,453)       (38,463)       (128,249)     (45,606)        (50,706)
                                             ----------     ----------      ----------   ----------     -----------
Units outstanding at December 31, 2008 ...      147,662        301,978         609,087      242,457         193,555
Units issued .............................      725,543      1,604,367       1,388,364      798,815              --
Units redeemed ...........................     (197,411)      (465,865)       (761,714)    (306,757)        (38,908)
                                             ----------     ----------      ----------   ----------     -----------
Units outstanding at December 31, 2009 ...      675,794      1,440,480       1,235,737      734,515         154,647
                                             ==========     ==========      ==========   ==========     ===========

---------------------------------------------------------------------------------------------------------------------
                                                 MFS        OPPENHEIMER     OPPENHEIMER  OPPENHEIMER    OPPENHEIMER
                                              STRATEGIC        HIGH         MAIN STREET     MAIN       INTERNATIONAL
                                               INCOME         INCOME        SMALL CAP      STREET         GROWTH
                                             SUBACCOUNT     SUBACCOUNT      SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
                                            -----------    ------------    ------------  ----------     ------------
Units outstanding at December 31, 2007 ...      122,472        706,807              --           --              --
Units issued .............................          206          1,110         330,650      588,657         540,853
Units redeemed ...........................      (24,358)      (245,730)        (30,062)     (73,079)        (42,287)
                                             ----------    -----------      ----------   ----------     -----------
Units outstanding at December 31, 2008 ...       98,320        462,187         300,588      515,578         498,566
Units issued .............................            3          2,032       1,124,063    2,273,411       2,004,893
Units redeemed ...........................      (16,013)      (105,392)       (412,630)    (730,444)       (659,413)
                                             ----------    -----------      ----------   ----------     -----------
Units outstanding at December 31, 2009 ...       82,310        358,827       1,012,021    2,058,545       1,844,046
                                             ==========    ===========      ==========   ==========     ===========

--------------------------------------------------------------------------------------------------------------------
                                                PIMCO
                                             COMMODITY         PIMCO          PIMCO     T. ROWE PRICE    VAN KAMPEN
                                             REALRETURN        TOTAL          GLOBAL    INTERNATIONAL    GROWTH AND
                                              STRATEGY        RETURN           BOND        STOCK           INCOME
                                             SUBACCOUNT     SUBACCOUNT      SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
                                             ----------    ------------     ----------  -------------   ------------
Units outstanding at December 31, 2007 ...           --             --              --    1,068,590              --
Units issued .............................      330,255      1,073,270         441,177          107         582,849
Units redeemed ...........................     (104,391)      (306,987)        (88,625)    (246,639)        (66,085)
                                             ----------    -----------      ----------   ----------     -----------
Units outstanding at December 31, 2008 ...      225,864        766,283         352,552      822,058         516,764
Units issued .............................    1,186,466      3,177,663       1,551,133          673       3,297,819
Units redeemed ...........................     (282,860)      (781,919)       (486,162)    (148,395)       (800,315)
                                             ----------    -----------      ----------   ----------     -----------
Units outstanding at December 31, 2009 ...    1,129,470      3,162,027       1,417,523      674,336       3,014,268
                                             ==========    ===========      ==========   ==========     ===========

                    CUNA MUTUAL VARIABLE LIFE ANNUITY ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------
                                                                    VAN KAMPEN
                                                                      MID CAP
                                                                      GROWTH
                                                                    SUBACCOUNT
                                                                    ----------
Units outstanding at December 31, 2007 ........................            --
Units issued ..................................................       490,555
Units redeemed ................................................       (43,130)
                                                                    ---------
Units outstanding at December 31, 2008 ........................       447,425
Units issued ..................................................     1,255,848
Units redeemed ................................................      (573,006)
                                                                    ---------
Units outstanding at December 31, 2009 ........................     1,130,267
                                                                    =========

------------
* This fund not available in this product type.

(7) FINANCIAL HIGHLIGHTS

    The table below provides per unit information of each subaccount.

--------------------------------------------------------------------------------------------------------------------------------
                                        AT DECEMBER 31                               FOR THE YEAR ENDED DECEMBER 31,
                 --------------------------------------------------   ----------------------------------------------------------
                  UNITS             UNIT FAIR VALUE      NET ASSETS   INVESTMENT(1)     EXPENSE RATIO(2)     TOTAL RETURN(3)
                 (000'S)           LOWEST TO HIGHEST      (000'S)     INCOME RATIO     LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------------------------------------------------------------------------------------------------------------
CONSERVATIVE ALLOCATION, CLASS I SUBACCOUNT:
2009             12,692              $9.40 to $9.14       $121,850         3.22%         1.15% to 1.80%      15.34% to 14.68%
2008             10,223               8.15 to 7.97          84,895         3.44%         1.15% to 1.80%     (18.82%) to (19.33%)
2007              4,531             10.04* to 10.05*        46,304         4.92%         1.15% to 1.80%      0.40%* to 0.50%*
2006                123                 10.17***             1,252         1.56%              1.30%               1.70%***

CONSERVATIVE ALLOCATION, CLASS II SUBACCOUNT:
2009              1,126          $11.39^^ to $10.99^^     $ 12,816         5.40%         1.30% to 1.80%     13.90%^^ to 9.90%^^

MODERATE ALLOCATION, CLASS I SUBACCOUNT:
2009             22,205            $8.25 to $7.94         $190,517         2.30%         1.15% to 1.80%      19.22% to 18.33%
2008             21,302             6.92 to 6.71           153,120         2.05%         1.15% to 1.80%     (31.08%) to (31.46%)
2007             13,151            10.04* to 9.61*         137,498         3.25%         1.15% to 1.80%     0.40%* to (3.90%)*
2006                783               10.29***               8,053         2.41%              1.30%               2.90%***

MODERATE ALLOCATION, CLASS I SUBACCOUNT:
2009              1,033          $11.78^^ to $11.33^^     $ 12,149         3.66%         1.30% to 1.80%     17.80%^^ to 13.30%^^

AGGRESSIVE ALLOCATION, CLASS I SUBACCOUNT:
2009              2,359             $7.42 to $7.18        $ 18,241         1.51%         1.15% to 1.80%      26.41% to 25.52%
2008              2,131              5.87 to 5.72           13,009         0.81%         1.15% to 1.80%     (41.77%) to (42.16%)
2007                932            10.08* to 10.00**         9,819         2.25%         1.15% to 1.80%      0.80%* to 0.00%**
2006                 73                 10.39***               760         1.78%              1.30%               3.90%***

AGGRESSIVE ALLOCATION, CLASS I SUBACCOUNT:
2009                 43                 $12.04^^          $    514         2.77%              1.30%               20.4%^^

                    CUNA MUTUAL VARIABLE LIFE ANNUITY ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------------
                              AT DECEMBER 31                                    FOR THE YEAR ENDED DECEMBER 31,
         --------------------------------------------------    -----------------------------------------------------------------
          UNITS             UNIT FAIR VALUE      NET ASSETS    INVESTMENT(1)     EXPENSE RATIO(2)          TOTAL RETURN(3)
         (000'S)           LOWEST TO HIGHEST       (000'S)     INCOME RATIO     LOWEST TO HIGHEST         LOWEST TO HIGHEST
--------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET SUBACCOUNT, CLASS I:
2009       6,944             $11.12 to $9.82      $ 78,848        0.00%          1.15% to 1.80%            (1.07%) to (1.80%)
2008      12,081              11.24 to 10.00       140,008        1.65%          1.15% to 1.80%             .54% to (0.10%)
2007       8,322             11.18 to 10.00**       96,574        4.52%          1.15% to 1.80%            3.52% to 0.00%**
2006       7,852              10.80 to 13.40        88,973        4.33%          1.15% to 1.40%             3.35% to 3.08%
2005       6,419              10.45 to 13.00        71,365        2.74%          1.15% to 1.40%             1.65% to 1.33%

MONEY MARKET SUBACCOUNT, CLASS II:
2009      18,736                 $9.89^^          $    185        0.00%               1.30%                     (1.10%)^^

BOND SUBACCOUNT, CLASS I:
2009      15,783             $14.29 to $10.68     $209,752        4.22%          1.15% to 1.80%             5.31% to 4.60%
2008      18,088              13.57 to 10.21       231,634        4.49%          1.15% to 1.80%             1.72% to 1.09%
2007      22,436             13.34 to 10.10*       287,581        4.02%          1.15% to 1.80%             3.81% to 1.00%*
2006      22,806              12.85 to 16.63       289,940        4.62%          1.15% to 1.40%             2.80% to 2.59%
2005      20,429              12.50 to 16.21       265,644        4.14%          1.15% to 1.40%             1.38% to 1.12%

BOND SUBACCOUNT, CLASS II:
2009         928           $10.46^^ to $10.40^^   $  9,709        7.38%          1.30% to 1.80%           4.60%^^ to 4.00%^^

HIGH INCOME SUBACCOUNT, CLASS I:
2009       4,160             $16.30 to $10.90     $ 60,050        7.76%          1.15% to 1.80%            32.74% to 31.80%
2008       5,210              12.28 to 8.27         57,431        7.30%          1.15% to 1.80%           (15.72% to (16.21%)
2007       7,363             14.57 to 10.01*        96,968        7.69%          1.15% to 1.80%             1.30% to 0.10%*
2006       7,598              14.43 to 12.68       100,797        7.29%          1.15% to 1.40%             7.93% to 7.73%
2005       6,655              13.37 to 11.77        83,896        6.56%          1.15% to 1.40%             1.36% to 1.12%

HIGH INCOME SUBACCOUNT, CLASS II:
2009          99           $11.65^^ to $11.11^^   $  1,147       13.51%          1.30% to 1.80%          16.50%^^ to 11.10%^^

DIVERSIFIED INCOME SUBACCOUNT, CLASS I:
2009      16,313             $10.99 to $9.53      $214,551        4.05%          1.15% to 1.80%             9.46% to 8.79%
2008      19,632              10.04 to 8.76        236,980        4.14%          1.15% to 1.80%           (14.19%) to (12.40%)
2007      26,487             11.70 to 10.00**      376,926        3.81%          1.15% to 1.80%            1.30% to 0.00%**
2006      31,068              11.55 to 22.26       450,501        2.49%          1.15% to 1.40%             8.76% to 8.48%
2005      35,144              10.62 to 20.52       490,164        2.22%          1.15% to 1.40%             2.71% to 2.45%

DIVERSIFIED INCOME SUBACCOUNT, CLASS II:
2009         557            $11.23^^ to $11.08^^  $  6,254        6.50%          1.30% to 1.80%          12.30%^^ to 10.80%^^

LARGE CAP VALUE SUBACCOUNT, CLASS I:
2009      18,072              $8.35 to $7.06      $206,409        2.24%          1.15% to 1.80%            15.49% to 14.61%
2008      21,485               7.23 to 6.16        212,810        2.30%          1.15% to 1.80%           (36.75%) to (37.08%)
2007      28,222              11.43 to 9.66*       446,310        1.80%          1.15% to 1.80%           (0.52%) to (3.40%)*
2006      32,480              11.49 to 31.10       537,699        1.85%          1.15% to 1.40%            19.19% to 18.88%
2005      33,688              9.64 to 26.16        498,121        1.71%          1.15% to 1.40%             4.33% to 4.14%

LARGE CAP VALUE SUBACCOUNT, CLASS II:
2009         204           $12.50^^ to $11.56^^   $  2,549        2.49%          1.30% to 1.80%           25.00%^^ to 15.60%^^

                    CUNA MUTUAL VARIABLE LIFE ANNUITY ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------------
                              AT DECEMBER 31                                    FOR THE YEAR ENDED DECEMBER 31,
         --------------------------------------------------    -----------------------------------------------------------------
          UNITS             UNIT FAIR VALUE      NET ASSETS    INVESTMENT(1)     EXPENSE RATIO(2)       TOTAL RETURN(3)
         (000'S)           LOWEST TO HIGHEST       (000'S)     INCOME RATIO     LOWEST TO HIGHEST      LOWEST TO HIGHEST
--------------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH SUBACCOUNT, CLASS I:
2009      12,137            $8.00 to $8.18       $139,457         0.71%          1.15% to 1.80%         36.29% to 35.66%
2008      14,507             5.87 to 6.03         120,188         0.63%          1.15% to 1.80%        (37.88%) to (38.41%)
2007      18,171             9.45 to 9.73*        243,092         0.34%          1.15% to 1.80%        11.05% to (2.70%)*
2006      19,948             8.51 to 27.06        250,210         0.36%          1.15% to 1.40%          6.64% to 6.41%
2005      20,474             7.98 to 25.43        256,021         0.89%          1.15% to 1.40%          1.27% to 0.99%

LARGE CAP GROWTH SUBACCOUNT, CLASS II:
2009         480         $12.51^^ to $11.39^^    $  5,996         0.78%          1.30% to 1.80%       25.10%^^ to 13.90%^^

MID CAP VALUE SUBACCOUNT, CLASS I:
2009       6,402            $13.27 to $7.48      $ 82,106         1.08%          1.15% to 1.80%         24.25% to 23.43%
2008       7,653             10.68 to 6.06         80,061         1.42%          1.15% to 1.80%        (37.21%) to (37.59%)
2007      10,370            17.01 to 9.56*        176,648         0.94%          1.15% to 1.80%        (0.87%) to (4.40%)*
2006      11,317            17.16 to 22.79        199,548         0.99%          1.15% to 1.40%         15.63% to 15.33%
2005      11,200            14.84 to 19.76        177,360         0.64%          1.15% to 1.40%          9.04% to 8.81%

MID CAP VALUE SUBACCOUNT, CLASS II:
2009         249         $12.32^^ to $11.63^^    $  3,065         1.33%          1.30% to 1.80%       23.20%^^ to 16.30%^^

MID CAP GROWTH SUBACCOUNT, CLASS I:
2009       6,804            $6.29 to $7.34       $ 57,825         0.00%          1.15% to 1.80%         45.60% to 44.49%
2008       8,454             4.32 to 5.08          48,457         0.08%          1.15% to 1.80%        (47.51%) to (47.79%)
2007      11,068             8.23 to 9.63*        119,825         0.00%          1.15% to 1.80%         7.16% to (3.70%)*
2006      12,629             7.68 to 16.53        129,763         0.00%          1.15% to 1.40%          10.19% to 9.83%
2005      12,600             6.97 to 15.05        119,814         0.00%          1.15% to 1.40%          7.56% to 7.27%

MID CAP GROWTH SUBACCOUNT, CLASS I:
2009         140         $12.50^^ to $11.77^^    $  1,743         0.00%          1.30% to 1.80%       25.00%^^ to 17.70%^^

SMALL CAP VALUE SUBACCOUNT, CLASS I:
2009         405            $8.52 to $9.25       $  3,471         0.60%          1.15% to 1.80%         30.08% to 29.19%
2008         389             6.55 to 7.16           2,571         1.14%          1.15% to 1.80%        (26.40%) to (26.86%)
2007         121            8.90^ to 9.61*          1,084         2.21%          1.15% to 1.80%       (11.05%)^ to (3.90%)*

SMALL CAP VALUE SUBACCOUNT, CLASS II:
2009          47         $13.05^^ to $12.09^^    $    616         0.37%          1.30% to 1.80%       30.50%^^ to 20.90%^^

SMALL CAP GROWTH SUBACCOUNT, CLASS I:
2009         192            $6.28 to $7.21       $  1,188         0.00%          1.15% to 1.80%         15.87% to 15.18%
2008         211             5.42 to 6.26           1,136         0.01%          1.15% to 1.80%        (44.12%) to (37.40%)
2007         105           9.70^ to 10.00**         1,007         0.20%          1.15% to 1.80%       (3.00%)^ to (0.00%)**

SMALL CAP GROWTH SUBACCOUNT, CLASS II:
2009         0.6               11.23^^           $      7         0.00%               1.30%                  12.3%^^

INTERNATIONAL STOCK SUBACCOUNT, CLASS I:
2009       4,046           $13.41 to $7.47       $ 55,620         2.06%          1.15% to 1.80%         26.51% to 25.55%
2008       4,661             10.60 to 5.95         50,771         2.06%          1.15% to 1.80%       (39.36%) to (39.72%)
2007       6,028            17.48 to 9.69*        109,454         2.19%          1.15% to 1.80%        10.14% to (3.10%)*
2006       5,772            15.87 to 21.78         96,517         1.58%          1.15% to 1.40%         22.83% to 22.50%
2005       4,141            12.92 to 17.78         57,109         1.47%          1.15% to 1.40%         15.25% to 14.93%

                    CUNA MUTUAL VARIABLE LIFE ANNUITY ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------------
                              AT DECEMBER 31                                       FOR THE YEAR ENDED DECEMBER 31,
         --------------------------------------------------    -----------------------------------------------------------------
          UNITS             UNIT FAIR VALUE      NET ASSETS    INVESTMENT(1)     EXPENSE RATIO(2)         TOTAL RETURN(3)
         (000'S)           LOWEST TO HIGHEST       (000'S)     INCOME RATIO     LOWEST TO HIGHEST        LOWEST TO HIGHEST
--------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL STOCK SUBACCOUNT, CLASS I:
2009         303         $13.11^^ to $11.42^^       $  3,958        4.79%         1.30% to 1.80%           31.1%^^ to 14.20%^^

GLOBAL SECURITIES SUBACCOUNT, CLASS I:
2009       1,589            $11.56 to $7.11         $ 18,059        1.34%         1.15% to 1.80%            21.17% to 20.51%
2008       1,826              9.54 to 5.90            17,248        5.00%         1.15% to 1.80%           (38.85%) to (39.30%)
2007       2,272             15.60 to 9.59*           35,652        1.99%         1.15% to 1.80%            4.56% to (4.10%)*
2006       2,254             14.92 to 21.25           34,259        1.26%         1.15% to 1.40%            16.02% to 15.74%
2005       1,729             12.86 to 18.36           22,996        0.82%         1.15% to 1.40%            12.71% to 12.43%

GLOBAL SECURITIES SUBACCOUNT, CLASS II:
2009          54         $13.26^^ to $11.78^^       $    713        2.49%         1.30% to 1.80%          32.60%^^ to 17.80%^^

AIM GLOBAL REAL ESTATE SUBACCOUNT:
2009         676             $7.13 to $8.45         $  4,699        0.00%         1.15% to 1.80%            29.64% to 28.81%
2008         148        $5.50**** to $5.38****           795       11.21%         1.15% to 1.80%      (45.00%)**** to (46.20%)****

FRANKLIN HIGH INOCME SECURITES SUBACCOUNT:
2009       1,440           $10.49 to $10.39         $ 15,078        5.63%         1.15% to 1.80%            40.81% to 39.84%
2008         302         7.45**** to 7.43****          2,248        3.30%         1.15% to 1.80%      (25.50%)**** to (25.70)%****

FRANKLIN INCOME SECURITIES SUBACCOUNT:
2009       1,236             $9.25 to $9.15         $ 11,445        7.75%         1.15% to 1.80%            33.86% to 32.99%
2008         609         6.91**** to 6.88****          4,202        1.88%         1.15% to 1.80%      (30.90%)**** to (31.20%)****

FRANKLIN MUTUAL GLOBAL DISCOVERY SECURITIES SUBACCOUNT:
2009         735             $8.97 to $8.92         $  6,571        1.47%         1.15% to 1.80%            21.88% to 21.03%
2008         242         7.36**** to 7.37****          1,783        3.19%         1.15% to 1.80%      (26.40%)**** to (26.30%)****

FRANKLIN DEVELOPING MARKETS SECURITIES SUBACCOUNT: (4)
2009         155                $13.90              $  2,149        4.51%              1.40%                     70.34%
2008         194                  8.16                 1,580        2.76%              1.40%                    (53.40%)
2007         244                 17.51                 4,278        2.28%              1.40%                     26.98%
2006         311                $13.79                 4,293        1.13%              1.40%                     26.40%
2005         415                 10.91                 4,533        1.31%              1.40%                     25.69%

MFS STRATEGIC INCOME SUBACCOUNT: (4)
2009          82                $17.53              $  1,443       10.16%              1.40%                     22.50%
2008          98                 14.31                 1,406        6.57%              1.40%                    (13.22%)
2007         122                 16.49                 2,020        4.98%              1.40%                      2.23%
2006         148                 16.13                 2,386        5.69%              1.40%                      5.22%
2005         209                 15.33                 3,202        7.09%              1.40%                      0.46%

OPPENHEIMER HIGH INCOME SUBACCOUNT: (4)
2009         359                 $3.76              $  1,348        0.00%              1.40%                     23.68%
2008         462                  3.04                 1,405        8.62%              1.40%                    (78.99%)
2007         707                 14.47                10,225        8.02%              1.40%                     (1.50%)
2006       1,089                 14.69                15,998        8.27%              1.40%                      7.94%
2005       1,583                 13.61                21,539        6.90%              1.40%                      0.89%

                    CUNA MUTUAL VARIABLE LIFE ANNUITY ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------------
                              AT DECEMBER 31                                       FOR THE YEAR ENDED DECEMBER 31,
         --------------------------------------------------    -----------------------------------------------------------------
          UNITS             UNIT FAIR VALUE      NET ASSETS     INVESTMENT(1)    EXPENSE RATIO(2)         TOTAL RETURN(3)
         (000'S)           LOWEST TO HIGHEST       (000'S)      INCOME RATIO    LOWEST TO HIGHEST        LOWEST TO HIGHEST
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP SUBACCOUNT:
2009      1,012               $8.67 to $8.61       $  8,814         0.36%        1.15% to 1.80%             35.34% to 34.32%
2008        301           6.48**** to 6.41****        1,938         0.00%        1.15% to 1.80%      (35.20%)**** to (35.90%)****

OPPENHEIMER MAIN STREET SUBACCOUNT:
2009      2,059               $8.09 to $8.01       $ 16,570         0.84%        1.15% to 1.80%             26.60% to 25.75%
2008        516           6.39**** to 6.37****        3,288         0.00%        1.15% to 1.80%      (36.10%)**** to (36.30%)****

OPPENHEIMER INTERNATIONAL GROWTH SUBACCOUNT:
2009      1,844               $8.16 to $8.03       $ 14,828         0.61%        1.15% to 1.80%             37.61% to 36.56%
2008        499           5.93**** to 5.88****        2,924         0.00%        1.15% to 1.80%      (40.70%)**** to (41.20%)****

PIMCO COMMODITY REALRETURN SUBACCOUNT:
2009      1,129               $6.49 to $6.73        $ 7,401         7.36%        1.15% to 1.80%             39.87% to 39.05%
2008        226           4.64**** to 4.84****        1,057         5.98%        1.15% to 1.80%      (53.60%)**** to (51.60%)****

PIMCO TOTAL RETURN SUBACCOUNT:
2009      3,162              $11.25 to $11.15      $ 35,557         4.43%        1.15% to 1.80%             12.61% to 11.95%
2008        766           9.99**** to 9.96****        7,660         2.91%        1.15% to 1.80%       (0.10%)**** to (0.40%)****

PIMCO GLOBAL BOND SUBACCOUNT:
2009      1,418              $10.70 to $10.59      $ 15,136         2.83%        1.15% to 1.80%             15.30% to 14.61%
2008        353           9.28**** to 9.24****        3,268         2.34%        1.15% to 1.80%       (7.20%)**** to (7.60%)****

T. ROWE PRICE INTERNATIONAL STOCK SUBACCOUNT: (4)
2009        674               $15.61               $ 10,524         2.53%             1.40%                       50.39%
2008        822                10.38                  8,536         1.80%             1.40%                      (49.44%)
2007      1,069                20.53                 21,940         1.27%             1.40%                       11.45%
2006      1,401                18.42                 25,807         1.04%             1.40%                       17.47%
2005      1,856                15.68                 29,096         1.47%             1.40%                       14.45%

VAN KAMPEN GROWTH AND INCOME SUBACCOUNT:
2009      3,014               $8.69 to $8.46       $ 25,853         3.41%        1.15% to 1.80%             22.74% to 21.90%
2008        517           7.08**** to 6.94****        3,624         0.00%        1.15% to 1.80%      (29.20%)**** to (30.60%)****

VAN KAMPEN MID CAP GROWTH SUBACCOUNT:
2009      1,130               $8.37 to $8.30       $  9,362         0.00%        1.15% to 1.80%             54.71% to 53.70%
2008        447           5.41**** to 5.40****        2,403         0.00%        1.15% to 1.80%      (45.90%)**** to (46.00%)****

------------------------
(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Prior to 2004, only two products were available; therefore, these two products represent the low and high values of the range presented for those years. An additional product was added in 2004 with an expense ratio of 1.30%.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(4) This subaccount is available in the MEMBERS Variable Annuity product only.

                    CUNA MUTUAL VARIABLE LIFE ANNUITY ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

*    For the period November 1, 2007 to December 31, 2007

** The VA2007 Purchase Option was introduced on November 1, 2007 and for several accounts there is no activity at the end of the period

***  For the period of October 30, 2006 to December 31, 2006

**** For the period of May 1, 2008 to December 31, 2008

^    For the period of May 1, 2007 to December 31, 2007

^^   For the period of May 1, 2009 to December 31, 2009

(8) SUBSEQUENT EVENT

    The Company evaluated subsequent events through February 15, 2010, the issuance date of these financial statements. During this period, there were no significant subsequent events that required adjustments to or disclosure in the accompanying financial statements.

[LOGO OF Deloitte]                                       DELOITTE & TOUCHE LLP
     DELOITTE                                            111 S.Wacker Drive
                                                         Chicago, IL 60606-4301
                                                         USA

                                                         Tel: +1 312 486 1000
                                                         Fax: +1 312 486 1486
                                                         www.deloitte.com

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of CUNA Mutual Insurance Society and Contract Owners of CUNA Mutual Variable Annuity Account:

We have audited the accompanying statements of assets and liabilities of the Conservative Allocation Class I, Conservative Allocation Class II, Moderate Allocation Class I, Moderate Allocation Class II, Aggressive Allocation Class I, Aggressive Allocation Class II, Money Market Class I, Money Market Class II, Bond Class I, Bond Class II, High Income Class I, High Income Class II, Diversified Income Class I, Diversified Income Class II, Large Cap Value Class I, Large Cap Value Class II, Large Cap Growth Class I, Large Cap Growth Class II , Mid Cap Value Class I, Mid Cap Value Class II, Mid Cap Growth Class I, Mid Cap Growth Class II, Small Cap Value Class I, Small Cap Value Class II, Small Cap Growth Class I, Small Cap Growth Class II, International Stock Class I, International Stock Class II, Global Securities Class I, Global Securities Class II, AIM Global Real Estate, Franklin High Income Securities, Franklin Income Securities, Franklin Mutual Global Discovery Securities, Franklin Developing Markets Securities, MFS Strategic Income, Oppenheimer High Income, Oppenheimer Main Street Small Cap, Oppenheimer Main Street, Oppenheimer International Growth, PIMCO Commodity RealReturn Strategy, PIMCO Total Return, PIMCO Global Bond, T. Rowe Price International Stock, Van Kampen Growth and Income, and Van Kampen Mid Cap Growth Subaccounts (the "Subaccounts") comprising CUNA Mutual Variable Annuity Account (the "Account") of CUNA Mutual Insurance Society as of December 31, 2009, and the related statements of operations for the year then ended, and the statements of changes in net assets for the each of the two years in the period ended December 31, 2009, and the financial highlights for each of the periods presented in the period ended December 31, 2009. These financial statements and the financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Subaccounts comprising CUNA Mutual Variable Annuity Account of the CUNA Mutual Insurance Society as of December 31, 2009, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period ended December 31, 2009, and the financial highlights for each of the periods presented in the period ended December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 15, 2010
                                                       Member of
                                                       Deloitte Touche Tohmatsu

     CUNA MUTUAL INSURANCE
     SOCIETY AND SUBSIDIARIES
     CONSOLIDATED FINANCIAL STATEMENTS
     AS OF DECEMBER 31, 2009 AND 2008 AND FOR THE
     THREE YEARS ENDED DECEMBER 31, 2009
     AND INDEPENDENT AUDITORS' REPORT

                                    INDEX TO
                      CONSOLIDATED FINANCIAL STATEMENTS OF
                 CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
--------------------------------------------------------------------------------

Independent Auditors' Report ................................................  1

Consolidated Balance Sheets at December 31, 2009 and 2008 ...................  2

Consolidated Statements of Operations for the Years Ended
  December 31, 2009, 2008 and 2007 ..........................................  4

Consolidated Statements of Policyholders' Surplus and Comprehensive
  Income (Loss) for the Years Ended December 31, 2009, 2008 and 2007 ........  5

Consolidated Statements of Cash Flows for the Years Ended
  December 31, 2009, 2008 and 2007 ..........................................  6

Notes to the Consolidated Financial Statements

    Note 1--Nature of Business ..............................................  8

    Note 2--Summary of Significant Accounting Policies ......................  8

    Note 3--Investments, Debt Securities .................................... 21

    Note 3--Investments, Equity Securities .................................. 22

    Note 3--Investments, Equity in Unconsolidated Affiliates ................ 23

    Note 3--Investments, Mortgage Loans...................................... 23

    Note 3--Investments, Real Estate ........................................ 25

    Note 3--Investments, Short-Term Investments.............................. 26

    Note 3--Investments, Limited Partnerships ............................... 26

    Note 3--Investments, Net Investment Income .............................. 27

    Note 3--Investments, Net Realized Investment Losses ..................... 28

    Note 3--Investments, Other-Than-Temporary Investment Impairments ........ 28

    Note 3--Investments, Net unrealized Investment Gains (Losses) ........... 32

    Note 3--Investments, Investment Credit Risk ............................. 39

    Note 3--Investments, Derivative Financial Instruments ................... 40

    Note 3--Investments, Embedded Derivatives ............................... 46

    Note 3--Investments, Fair Value Measurement ............................. 46

    Note 3--Investments, Fair Value Option and Student Loans ................ 54

    Note 3--Investments, Securities on Deposit/Assets Designated ............ 54

    Note 3--Investments, Asset Restrictions ................................. 55

    Note 4--Income Tax ...................................................... 55

    Note 5--Related Party Transactions ...................................... 59

    Note 6--Reinsurance ..................................................... 60

    Note 7--Deferred Policy Acquisition Costs ............................... 61

    Note 8--Liability for Claim Reserves .................................... 62

    Note 9--Benefit Plans ................................................... 63

    Note 10--Statutory Financial Data and Dividend Restrictions ............. 68

    Note 11--Commitments and Contingencies .................................. 69

    Note 12--Notes Payable .................................................. 71

    Note 13--Accumulated Other Comprehensive Income ......................... 72

    Note 14--Fair Value Measurement of Other Financial Instruments .......... 73

    Note 15--Discontinued Operations ........................................ 74

    Note 16--Acquisition of Controlling and Noncontrolling Interests ........ 77

    Note 17--Mutual Fund Alliance ........................................... 80

    Note 18--Subsequent Event ............................................... 80

 [LOGO OF DELOITTE]                                       DELOITTE & TOUCHE LLP
     DELOITTE o                                           111 S. Wacker Drive
                                                          Chicago, IL 60606-4301
                                                          USA

                                                          Tel: +1 312 486 1000
                                                          Fax: +1 312 486 1486
                                                          www.deloitte.com

INDEPENDENT AUDITORS' REPORT

To the Board of Directors of CUNA Mutual Insurance Society and Subsidiaries:

We have audited the accompanying consolidated balance sheets of CUNA Mutual Insurance Society and its subsidiaries (the "Company") as of December 31, 2009 and 2008, and the related consolidated statements of operations, policyholders' surplus and comprehensive income, and cash flows for each of the three years in the period ended December 31, 2009. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the consolidated financial statements of The CUMIS Group Limited and subsidiaries ("CUMIS"), the Company's 87%-owned Canadian subsidiary, which was sold on December 31, 2009 and which has been accounted for as a discontinued operation in the accompanying consolidated financials statements as discussed in
Note 15. We also did not audit the financial statements of the Company's 50% equity investment in CMG Mortgage Insurance Company and CMG Mortgage Assurance Company (collectively, "CMG"), which are accounted for under the equity method. The Company's equity investment in CMG's net assets was $121 million and $122 million at December 31, 2009 and 2008, respectively. The Company's equity in the net income (loss) of CMG was ($7) million, $4 million, and $15 million for the years ended December 31, 2009, 2008, and 2007, respectively. The financial statements of CUMIS and CMG were audited by other auditors whose reports have been furnished to us, and our opinion, insofar as it relates to the amounts included in the consolidated financial statements for CUMIS and CMG, is based solely on the reports of such other auditors.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the reports of the other auditors provide a reasonable basis for our opinion.

In our opinion, based upon our audits and the reports of the other auditors, such financial statements present fairly, in all material respects, the consolidated financial position of CUNA Mutual Insurance Society and subsidiaries at December 31, 2009 and 2008, and the results of their operations and cash flows for each of the three years in the period ended December 31, 2009 in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 of the consolidated financial statements, the Company changed its method of accounting and reporting for other-than-temporary impairments in 2009 and the fair value measurement of financial instruments in 2008.

/s/Deloitte & Touche LLP
March 26, 2010

                                                        MEMBER OF
                                                        DELOITTE TOUCHE TOHMATSU

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Consolidated Balance Sheets
December 31, 2009 and 2008
(000s omitted)

====================================================================================================

                                  ASSETS                                  2009             2008
----------------------------------------------------------------------------------------------------
CASH AND INVESTMENTS
   Debt securities, available for sale, at fair value
     (amortized cost 2009 - $6,390,278; 2008 - $5,697,669)             $ 6,109,533      $ 4,918,570
   Equity securities, available for sale, at fair value
     (amortized cost 2009 - $181,759; 2008 - $254,023)                     180,366          196,615
   Mortgage loans                                                          755,044          744,805
   Real estate, at cost less accumulated depreciation
     (2009 - $6,445; 2008 - $6,145)                                         15,928            9,190
   Real estate held-for-sale, at cost less accumulated depreciation
     (2009 - $26,074; 2008 - $27,917)                                       21,189           21,221
   Policy loans                                                            104,495          104,339
   Short-term investments                                                    8,066          221,312
   Equity in unconsolidated affiliates                                     125,829          142,582
   Limited partnerships                                                    353,028          329,684
   Other invested assets                                                    87,731           61,345
----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                        7,761,209        6,749,663

   Cash and cash equivalents                                               376,281          251,271
----------------------------------------------------------------------------------------------------

TOTAL CASH AND INVESTMENTS                                               8,137,490        7,000,934

   Accrued investment income                                                81,488           70,213
   Premiums receivable, net                                                160,599          275,279
   Reinsurance recoverables                                                273,573          119,477
   Federal income taxes recoverable                                         10,990              773
   Deferred policy acquisition costs                                       596,003          659,366
   Office properties, equipment and computer software at cost less
     accumulated depreciation (2009 - $322,897; 2008 - $306,810)           169,860          179,085
   Deferred tax asset, net                                                 322,431          510,407
   Goodwill and other intangibles, net                                      90,648           19,521
   Other assets and receivables                                            295,691          230,597
   Receivable from the FCIC                                                257,234                -
   Separate account assets                                               4,049,659        3,284,611
   Assets of discontinued operations                                             -          870,411
----------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                           $14,445,666      $13,220,674
====================================================================================================

--------------------------------------------------------------------------------
See accompanying notes to consolidated financial statements.                   2

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Consolidated Balance Sheets, continued
December 31, 2009 and 2008
(000s omitted)

====================================================================================================

                  LIABILITIES AND POLICYHOLDERS' SURPLUS                  2009             2008
----------------------------------------------------------------------------------------------------
LIABILITIES
   Claim and policy benefit reserves - life and health                 $ 2,305,830      $ 2,185,357
   Loss and loss adjustment expense reserves - property and casualty       453,707          432,945
   Policyholder account balances                                         4,484,635        3,979,256
   Unearned premiums                                                       510,235          523,524
   Notes payable                                                           113,852          100,000
   Dividends payable to policyholders                                       16,659           16,012
   Reinsurance payable                                                     271,467           68,275
   Accrued postretirement benefit liability                                 34,956           30,488
   Accrued pension liability                                               145,285          199,489
   Accounts payable and other liabilities                                  449,946          369,746
   Separate account liabilities                                          4,049,659        3,284,611
   Liabilities of discontinued operations                                        -          801,972
----------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                       12,836,231       11,991,675
----------------------------------------------------------------------------------------------------

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 11)

POLICYHOLDERS' SURPLUS
   Retained earnings                                                     1,903,352        1,804,996
   Accumulated other comprehensive loss, net
     of tax (2009 - ($133,115); 2008 - ($306,081))                        (304,261)        (600,643)
----------------------------------------------------------------------------------------------------

TOTAL CUNA MUTUAL POLICYHOLDERS' SURPLUS                                 1,599,091        1,204,353
   Noncontrolling interests                                                 10,344           24,646
----------------------------------------------------------------------------------------------------

TOTAL POLICYHOLDERS' SURPLUS                                             1,609,435        1,228,999

TOTAL LIABILITIES AND POLICYHOLDERS' SURPLUS                           $14,445,666      $13,220,674
====================================================================================================

--------------------------------------------------------------------------------
See accompanying notes to consolidated financial statements.                   3

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Consolidated Statements of Operations
Years Ended December 31, 2009, 2008 and 2007
(000s omitted)

=================================================================================================================

                                                                                         2008            2007
                                                                         2009         (Note 15)       (Note 15)
-----------------------------------------------------------------------------------------------------------------
REVENUES:
  Life and health premiums                                           $ 1,211,450     $ 1,188,588     $ 1,172,061
  Contract charges                                                        82,669          88,518          81,835
  Property and casualty premiums                                         852,639         866,625         695,535
  Net investment income                                                  404,864         357,919         440,091
  Net realized investment losses:
    Total other-than-temporary impairment losses                        (325,736)       (441,035)       (148,301)
    Portion of other-than-temporary impairment losses
       recognized in accumulated other comprehensive loss                 85,347               -               -
                                                                     --------------------------------------------
       Net other-than-temporary impairment losses
         recognized in operations                                       (240,389)       (441,035)       (148,301)
    Sales and other realized investment gains (losses)                    23,105         (20,122)         51,960
                                                                     --------------------------------------------
       Total net realized investment losses                             (217,284)       (461,157)        (96,341)

  Other income                                                           212,112         215,361         261,849
-----------------------------------------------------------------------------------------------------------------

TOTAL REVENUES                                                         2,546,450       2,255,854       2,555,030
-----------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
  Life and health insurance claims and benefits                          769,740         720,658         714,775
  Property and casualty insurance loss and loss adjustment
    expenses                                                             644,316         563,327         410,691
  Interest credited to policyholder account balances                     165,416         148,988         150,710
  Policyholder dividends                                                  30,638          30,385          30,173
  Operating and other expenses                                         1,048,231       1,036,827       1,092,185
-----------------------------------------------------------------------------------------------------------------

TOTAL BENEFITS AND EXPENSES                                            2,658,341       2,500,185       2,398,534
-----------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES
  AND EQUITY IN INCOME (LOSS) OF UNCONSOLIDATED AFFILIATES              (111,891)       (244,331)        156,496

  Income tax expense (benefit)                                           (39,987)        (89,356)         36,320
-----------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE
  EQUITY IN INCOME (LOSS) OF UNCONSOLIDATED AFFILIATES                   (71,904)       (154,975)        120,176

  Equity in income (loss) of unconsolidated affiliates, net of tax
    expense (benefit) (2009 - ($4,741); 2008 - $3,193; 2007 - $200)       (8,840)          5,930          14,984
-----------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM CONTINUING OPERATIONS                                 (80,744)       (149,045)        135,160

  Gain (loss) from discontinued operations, net of tax
    (2009 - $33,870; 2008 - $15,022; 2007 - $19,006) (Note 15)           135,477            (775)         48,467
-----------------------------------------------------------------------------------------------------------------

NET INCOME (LOSS)                                                         54,733        (149,820)        183,627

  Less: net income (loss) attributable to noncontrolling interests         3,315            (909)              -
-----------------------------------------------------------------------------------------------------------------

NET INCOME (LOSS) ATTRIBUTABLE TO CUNA MUTUAL                        $    51,418     $  (148,911)    $   183,627
=================================================================================================================

--------------------------------------------------------------------------------
See accompanying notes to consolidated financial statements.                   4

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Consolidated Statements of Policyholders' Surplus and Comprehensive Income
(Loss)
Years Ended December 31, 2009, 2008 and 2007
(000s omitted)

===================================================================================================================================

                                                              CUNA Mutual Policyholders' Surplus
                                                           ---------------------------------------
                                                            Accumulated
                                                              other                                                      Total
                                           Comprehensive   comprehensive    Retained                Noncontrolling   policyholders'
                                           income (loss)   income (loss)    earnings       Total      interests         surplus
-----------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2006                                 $     114,055   $1,769,071   $1,883,126  $            -   $   1,883,126

Net income                                 $     183,627               -      183,627      183,627               -         183,627
Cumulative effect of change in
   accounting for income taxes                         -               -          400          400               -             400
Cumulative effect of change in accounting
   for pension obligations, net of
   tax - ($32,059)                                     -         (59,190)           -      (59,190)              -         (59,190)
Foreign currency translation adjustment,
   net of tax - ($1,601)                             159             159            -          159               -             159
Change in unrealized losses, net of
   tax - ($93,696)                              (169,612)       (169,612)           -     (169,612)              -        (169,612)
Reclassification adjustment for (gains)
   included in net income, net of
   tax - ($19,523)                               (37,841)        (37,841)           -      (37,841)              -         (37,841)
Change in pension liability, net of
   tax - $5,169                                    8,360           8,360            -        8,360               -           8,360
Change in discontinued operations                (12,780)        (12,780)           -      (12,780)              -         (12,780)
                                           --------------
Comprehensive loss attributable to
   CUNA Mutual                             $     (28,087)
                                           ==============
                                                           ------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2007                                      (156,849)   1,953,098    1,796,249               -       1,796,249

Net loss                                   $    (148,911)              -     (148,911)    (148,911)           (909)       (149,820)
Cumulative effect of change in accounting
   for fair value measurment, net of
   tax - $435                                          -               -          809          809               -             809
Foreign currency translation adjustment,
   net of tax - $3,239                             9,640           9,640            -        9,640               -           9,640
Change in unrealized losses, net of
   tax - ($181,109)                             (372,813)       (372,813)           -     (372,813)              -        (372,813)
Reclassification adjustment for losses
   included in net loss, net of
   tax - $7,665                                   14,236          14,236            -       14,236               -          14,236
Change in pension liability, net of
   tax - ($31,628)                               (58,739)        (58,739)           -      (58,739)              -         (58,739)
Change in discontinued operations                (36,118)        (36,118)           -      (36,118)              -         (36,118)
                                           --------------
Comprehensive loss attributable to
   CUNA Mutual                             $    (592,705)
                                           ==============
Noncontrolling interest attributable to
   acquisition of subsidiary                                           -            -            -          46,529          46,529
Acquisition of noncontrolling interests                                -            -            -         (20,974)        (20,974)
                                                           ------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2008                                      (600,643)   1,804,996    1,204,353          24,646       1,228,999

Net income                                 $      51,418               -       51,418       51,418           3,315          54,733
Cumulative effect of change in accounting
   for other-than-temporary-impairments,
   net of tax - ($17,197)                              -         (31,938)      46,938       15,000               -          15,000
Foreign currency translation adjustment,
   net of tax - ($7,102)                         (10,934)        (10,934)           -      (10,934)              -         (10,934)
Change in unrealized gains, net of
   tax - $77,252                                 170,701         170,701            -      170,701               -         170,701
Reclassification adjustment for losses
   included in net loss, net of
   tax - $88,085                                 163,587         163,587            -      163,587               -         163,587
Change in pension liability, net of
   tax - $7,565                                   14,050          14,050            -       14,050               -          14,050
Reclassification of accumulated other
   comprehensive income of discontinued
   operations at date of sale                     (9,084)         (9,084)           -       (9,084)              -          (9,084)
                                           --------------
 Comprehensive income attributable to
   CUNA Mutual                             $     379,738
                                           ==============
Acquisition of noncontrolling interests                                -            -            -         (17,617)        (17,617)
                                                           ------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2009                                 $    (304,261)  $1,903,352   $1,599,091  $       10,344   $   1,609,435
===================================================================================================================================

--------------------------------------------------------------------------------
See accompanying notes to consolidated financial statements.                   5

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Consolidated Statements of Cash Flows
Years Ended December 31, 2009, 2008 and 2007
(000s omitted)

==================================================================================================

                                                                            2008           2007
                                                            2009         (Note 15)      (Note 15)
--------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Income (loss) from continuing operations              $  (80,744)    $  (149,045)   $   135,160
     Adjustments to reconcile net income (loss) to
       net cash provided by operating activities:
     Undistributed (earnings) losses of
        unconsolidated subsidiaries                          9,562            (319)        (8,304)
     Amortization of deferred policy acquisition
        costs                                              334,863         327,292        272,216
     Policy acquisition costs deferred                    (345,661)       (335,919)      (284,706)
     Depreciation of office properties, equipment,
        software and real estate                            37,354          42,880         41,652
     Amortization of bond premium and discount              11,493          42,154         (2,478)
     Net realized investment losses                        217,284         461,157         96,341
     Policyholder assessments on investment-
        type contracts                                     (24,500)        (26,580)       (27,954)
     Interest credited to policyholder account
        balances                                           165,416         148,988        162,143
     Gain on sale of operations                            (21,741)              -              -
     Impairment of computer software                        10,241          15,725              -
  Changes in other assets and liabilities:
     Accrued investment income                             (11,153)         (3,345)         3,639
     Reinsurance recoverables                               72,251          15,866        (82,828)
     Premiums receivable                                    75,463         (65,877)       (91,876)
     Other assets and receivables                         (279,647)        (33,737)        70,574
     Deferred tax asset, net                                37,689         (93,638)         1,943
     Insurance reserves                                    177,556         144,681        206,391
     Unearned premiums                                      41,265          17,475        (12,525)
     Accrued income taxes                                     (440)         (6,159)        13,450
     Accounts payable and other liabilities                (91,541)        (61,519)       (57,207)
--------------------------------------------------------------------------------------------------

NET CASH PROVIDED BY CONTINUING OPERATING ACTIVITIES       335,010         440,080        435,631
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
See accompanying notes to consolidated financial statements.                   6

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Consolidated Statements of Cash Flows, continued
Years Ended December 31, 2009, 2008 and 2007
(000s omitted)

==================================================================================================

                                                                           2008           2007
                                                            2009         (Note 15)      (Note 15)
---------------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Purchases of investments:
     Debt securities                                    $ (3,756,319)  $ (2,297,481)  $ (1,510,770)
     Equity securities                                       (66,609)      (284,111)      (336,353)
     Mortgage loans                                          (98,403)       (98,418)      (270,064)
     Real estate                                              (7,633)        (2,894)        (2,634)
     Short-term investments                                   (8,126)      (414,498)      (240,597)
     Other invested assets                                  (744,441)      (610,696)      (269,226)
  Proceeds on sale or maturity of investments:
     Debt securities                                       3,028,717      1,510,899      1,868,647
     Equity securities                                        70,471        381,876        449,060
     Mortgage loans                                           89,644         51,266         73,883
     Real estate                                               1,642         53,841         12,350
     Short-term investments                                  222,599        215,814        362,657
     Other invested assets                                   564,735        487,640         79,490
  Purchases of office properties, equipment, and
     computer software, net                                  (27,405)       (40,107)       (59,422)
  Proceeds from sale of discontinued operations              199,935              -         75,260
  Proceeds from sale to mutual fund alliance                  10,312              -              -
  Proceeds (distribution) from sale of
     unconsolidated affiliate                                 (4,323)         1,312              -
  Cash paid for acquisitions                                 (49,148)             -              -
  Cash acquired in acquisition                                77,292              -              -
  Change in policy loans and other, net                         (101)         6,103          1,435
---------------------------------------------------------------------------------------------------

NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES         (497,161)    (1,039,454)       233,716
---------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholder account deposits                            1,032,472      1,146,125      1,079,225
  Policyholder account withdrawals                          (669,716)      (936,470)    (1,404,777)
  Change in bank overdrafts                                  (28,010)        18,403         (5,485)
  Repurchase of noncontrolling interests                     (17,617)       (20,974)             -
  Notes payable - borrowings                                 107,000        102,643              -
  Notes payable - repayments                                (122,000)        (3,572)          (810)
---------------------------------------------------------------------------------------------------

NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES          302,129        306,155       (331,847)
---------------------------------------------------------------------------------------------------

CASH FLOW FROM DISCONTINUED OPERATIONS (NOTE 15)             (21,838)        63,578        (75,132)
EFFECT OF FOREIGN EXCHANGE RATE ON CASH BALANCES               6,870          2,497          1,697
CHANGE IN CASH AND CASH EQUIVALENTS                          139,978       (293,219)       337,500
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR               251,271        478,415        214,350
---------------------------------------------------------------------------------------------------

CASH AND CASH EQUIVALENTS AT END OF YEAR                $    376,281   $    251,271   $    478,415
===================================================================================================

SUPPLEMENTAL DISCLOSURE OF CASH INFORMATION:
  Cash paid during the year for interest                $      2,484   $      1,845   $        595
  Cash paid (received) during the year
     for income taxes, net of refunds                        (40,588)        16,658         49,265
===================================================================================================

--------------------------------------------------------------------------------
See accompanying notes to consolidated financial statements.                   7

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

NOTE 1: NATURE OF BUSINESS

CUNA Mutual Insurance Society ("CUNA Mutual" or the "Company") is a mutual life insurance company organized under the laws of Iowa for the purpose of serving the insurance needs of credit unions and their members. Its primary products include group credit life and group credit disability sold to credit unions; retirement plans, and group life and disability products for credit union employees; and life, health and annuity policies for credit union members. The Company markets its products for credit union members through face-to-face and direct response distribution systems, while group products are sold primarily by salaried representatives. The Company's subsidiaries and affiliates are also engaged in the business of property and casualty insurance, retail investment brokerage, private mortgage insurance, and other businesses useful to credit unions and their members, multi-peril crop insurance (through the federal government) and crop hail insurance directly written by the Company.

CUNA Mutual is licensed to sell insurance in all 50 states and the District of Columbia and most of its revenue and the revenues of its affiliated companies are generated in the United States. It also conducts business in foreign countries through branch offices or subsidiaries. None of these foreign operations and no individual state in the United States represent a significant concentration of the Company's business.

NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of CUNA Mutual and companies in which the Company directly or indirectly has a controlling financial interest. All intercompany accounts and transactions have been eliminated. The Company consolidates Variable Interest Entities ("VIE") in which it is the primary beneficiary. A primary beneficiary of a VIE is one that will absorb a majority of the expected losses or receive a majority of the VIE's expected returns, or both. The Company began consolidating CU System Funds ("CUSF"), a VIE, after it became the primary beneficiary in 2008. CUSF invests primarily in commercial mortgage loans issued by credit unions.

USE OF ESTIMATES

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Investment valuations, determinations of other-than-temporary impairments, deferred policy acquisition costs, capitalized internally developed software, goodwill and intangible assets, deferred tax asset valuation, insurance reserves, premiums receivable, reinsurance balances, pension and post-retirement obligations and accrued expenses are most affected by the use of estimates and assumptions.

INVESTMENTS OTHER THAN INVESTMENTS IN UNCONSOLIDATED AFFILIATES

Investments in debt securities, including bonds and redeemable preferred stocks, and investments in equity securities, including common stocks and non-redeemable preferred stocks, are classified as available for sale and are carried at fair value.

Unrealized gains and losses on investments in debt and equity securities, net of any deferred federal income taxes, are included in accumulated other comprehensive loss as a separate component of policyholders' surplus unless designated as a hedged item in a fair value hedge.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

Debt securities are considered other-than-temporarily impaired, and their cost basis written down to fair value with the impairment loss being included in net realized investment losses, when management plans to sell or it is more likely than not it will be required to sell the security before it recovers or management does not expect to recover its cost. In determining whether an unrealized loss is expected to be other than temporary, the Company considers, among other factors, any plans to sell the security, the severity and duration of impairment, financial position of the issuer, recent events affecting the issuer's business and industry sector, credit ratings, and the intent of the Company to hold the investment until the fair value has recovered. See Recent Accounting Standards-Adopted below and Note 3 for a more detailed discussion.

Equity securities are considered other-than-temporarily impaired, and their cost basis written down to fair value with the impairment loss being included in net realized investment losses, when management expects the cost not to be recoverable. In determining whether an unrealized loss is expected to be other than temporary, the Company considers, among other factors, any plans to sell the security, the severity and duration of impairment, financial position of the issuer, recent events affecting the issuer's business and industry sector, credit ratings, and the intent and ability of the Company to hold the investment until the fair value has recovered. See Note 3 for a more detailed discussion.

Mortgage loans held for investment are generally carried at their aggregate unpaid principal balance, net of valuation allowances. Mortgage loans are considered to be impaired when management, based on assessments performed on a loan-by-loan basis, finds it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's original effective interest rate, (b) the loan's observable market price or (c) the fair value of the collateral. Changes in valuation allowance, if any, are recorded in net realized investment losses. The Company carries certain investments in mortgage loans that are owned by an investment company at fair value.

Investments in real estate, including real estate held-for-sale are carried at cost net of accumulated depreciation. The cost of real estate is adjusted for impairment whenever events or circumstances indicate the carrying value of the asset will not be recoverable. Impairments are determined when the carrying value of the real estate investment exceeds the sum of the undiscounted cash flows expected to result from the investment. Impaired real estate is written down to estimated fair value with the impairment loss being included in net realized investment losses. Certain investments in real estate were reclassified to held-for-sale in 2008. These investments have not been depreciated after that date. The Company continues its efforts to actively market and sell these properties.

Policy loans are reported at their unpaid principal balance.

Short-term investments include debt securities with maturities from date of purchase under one year and are reported at amortized cost, which approximates fair value.

Limited partnerships represent interests in companies that primarily invest in debt and equity securities of other corporations. Investments in limited partnerships are accounted for using the equity method. The portfolios of these limited partnerships frequently include non-investment grade debt and private equity securities of smaller, privately held companies, which are significantly less liquid than public securities. As such, the market valuations reported to the Company by the limited partnerships are subject to market-related risks and uncertainties and the risk inherent in estimating the fair value of such securities.

Other invested assets primarily represent derivatives and student loans receivable. Derivative financial instruments are accounted for at fair value. See "Derivative Financial Instruments" below for a detailed discussion of the Company's derivatives. Student loans receivable are also carried at fair value and changes in fair value are reported in net realized investment losses.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

Interest income is recognized on an accrual basis. For mortgage-backed and other structured securities, income is recognized using a constant effective yield, based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Such adjustments are reflected in net investment income. Prepayment assumptions for loan-backed bonds and structured securities are obtained from industry survey values or internal estimates. Discounts and premiums on debt securities are amortized over the estimated lives of the respective securities on an effective yield basis. Dividends are recorded at the ex-dividend date. Investment income is also derived from real estate investments, limited partnerships, student loans receivable and derivative activity. Income from real estate investments and student loans receivable is accounted for on the accrual basis. Income from investments in limited partnership interests accounted for under the equity method of accounting is recognized based on the reported financial results of the entity and Company's proportionate interest, and is generally recognized on a three-month lag basis as a result of the typical delays in reporting by the limited partnerships. Income from derivatives is recognized when the cash settlement is received.

Realized gains and losses on the sale of investments are determined on a specific identification basis and are recorded on the trade date.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative instruments, such as interest rate swaps, equity options, cross currency swaps and foreign currency futures and forwards, to manage exposure to various currency and market risks. All such derivatives are recorded in the consolidated balance sheets at estimated fair value.

Derivatives embedded within non-derivative host contracts must be separated from the host instrument when the embedded derivative is not clearly and closely related to the host instrument. Embedded derivative instruments subject to bifurcation are also accounted for at estimated fair value. Examples include certain guarantees contained in variable annuity policies and equity indexed annuities.

When derivatives meet specific criteria, the Company may classify them as fair value hedges, cash flow hedges or hedges of net investment. At inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. In addition, the documentation includes a description of the hedging instrument, hedged transaction, nature of the risk being hedged and methodologies for assessing effectiveness and measuring ineffectiveness. Quarterly, the Company performs procedures to measure the ineffectiveness and assesses the effectiveness of the hedging relationship and records any ineffectiveness in net realized investment losses.

Fair Value Hedges: The Company designates certain interest rate swaps and foreign currency futures and forward contracts as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item. The changes in fair value of the hedging instruments used in fair value hedges are recorded in net realized investment losses. The changes in fair value of the hedged item, attributable to the risk being hedged, are also recorded in net realized investment losses. The difference between the changes in fair value of the hedging instrument and the changes in fair value of the hedged item represents the ineffectiveness in an otherwise effective hedging relationship.

Cash Flow Hedges: The Company designates cross currency swaps and interest rate swaps as cash flow hedges when the hedging instrument is highly effective in offsetting the hedged risk of variability in cash flows that could affect net income. The changes in fair value of the swaps attributable to hedged risk are recorded in accumulated other comprehensive loss to the extent it is effective. Amounts are reclassified from accumulated other comprehensive loss to net investment income when the hedged item is included in determining earnings.

Hedges of Net Investments: The Company uses foreign currency futures to hedge a portion of the outstanding after tax equity in its consolidated foreign affiliates from the effects of fluctuations in currency exchange rates. When deemed effective, changes in fair value of the foreign currency futures are recorded in accumulated other

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

comprehensive loss. Any ineffectiveness, in an otherwise effective hedging relationship, is recorded currently in net realized investment losses.

Non-Hedge Derivatives: Changes in fair value, income and expense associated with derivatives that are not classified as qualified hedges are recorded in net realized investment losses.

EQUITY IN UNCONSOLIDATED AFFILIATES

Equity in unconsolidated affiliates includes investments in companies in which the Company can exercise significant influence over the operating and financial policies of the investee. Generally, this occurs when the Company's ownership ranges from 20% to 50%. The Company accounts for these investments using the equity method whereby the Company's proportionate share of the net income of these unconsolidated affiliates is reported in the consolidated statement of operations, net of related income taxes.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include unrestricted deposits in financial institutions, money market mutual funds, and U.S. Treasury bills, money market instruments, and commercial paper with maturities at the date of purchase of 90 days or less.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

Credit life and disability coverages are issued on either a single premium or monthly premium basis and revenue is recognized in relation to anticipated benefits to policyholders. Generally, individual and group life and health insurance premiums are recognized as earned on a monthly pro rata basis over the time period to which the premiums relate. Property and casualty insurance premiums are generally earned ratably over the periods to which the premiums relate. Premiums for crop insurance are recorded on the later of the effective date of the contract or when they can be reasonably estimated, and are earned on a pro rata basis over the period of risk. Certain property and casualty contracts insure lenders against losses related to loan collateral. For these types of policies, the Company recognizes the premium over the expected period of exposure, usually two to six years; such premium is recognized on an accelerated basis compared to the pro rata method to reflect the pattern of declining exposure to loss. An unearned premium reserve is established for the unexpired portion of credit, property and casualty, health, and certain other insurance premiums.

Term-life and whole-life insurance premiums are recognized as premium income when due. Related policy benefits and expenses for these products are recognized in relation to the premiums so as to result in the recognition of profits over the expected lives of the policies and contracts.

Revenue is recognized at the time of issue on immediate annuity and supplemental contracts that subject the Company to mortality or longevity risk (risk that the Company will have to make payments contingent upon the continued survival of an insured or insureds). A deferred profit liability is established for the excess of the gross premium collected over the sum of acquisition expenses incurred plus the initial benefit and maintenance expense reserve established. The deferred profits are recognized over the expected benefit payment period.

Amounts collected on policies not subject to significant mortality or longevity risk, principally group annuity and deferred annuity contracts (investment contracts), are recorded as increases in policyholder account balances. Revenues for investment contracts principally consist of net investment income and contract charges such as expense and surrender charges. Expenses for investment contracts consist of interest credited to contracts, benefits incurred in excess of related policyholder account balances and policy maintenance costs.

Universal life-type policies are insurance contracts with terms that are not fixed or guaranteed. Amounts received as payments for such contracts are credited to policyholder account balances. Revenues from universal life-type policies, which are recorded as contract charges in the accompanying consolidated statements of operations,

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

consist of fees assessed against policyholder account balances for surrender charges, cost of insurance and policy administration. Policy benefits and claims that are charged to expense include interest credited to contracts and benefits incurred in excess of related policyholder account balances.

OTHER INCOME

Until June 30, 2009 when the Company sold its mutual fund advisory practice to a newly formed alliance in which the Company has a 30% non-voting equity interest (see Note 17 for a detailed description of this transaction), the Company acted as an advisor for mutual funds and recognized investment advisory fees when earned in accordance with the underlying agreements. After the sale the Company will receive 30% of advisory fees earned by the alliance. CUNA Mutual also acts as an investment advisor and administrator for employee benefit plans. Revenues for advisory services are recognized pro rata, largely based upon contractual rates applied to the market value of the customer's portfolio. Fees received for performance of recordkeeping and reporting services for benefit plans are recognized as revenue when the service is performed. Administrative fees paid in advance are deferred and recognized over the period of service. The Company sells non-proprietary insurance products and recognizes commission income on the policy effective date, net of an allowance for refunds on expected cancellations. Service fee income is recognized ratably over the period of service.

DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCEMENTS

Deferred Costs: The costs of acquiring insurance business that vary with, and are primarily related to, the production of new and renewal business are deferred to the extent that such costs are deemed recoverable from future profits. Such costs principally include commissions and sales costs, premium taxes, and certain policy issuance and underwriting costs. In addition, the Company reimburses credit unions for certain administrative expenses they incur from the production of new and renewal business sold by the Company. These expenses primarily relate to credit life and credit disability policies as well as property and casualty products sold to credit unions and credit union members, products of other insurers sold on a brokered basis, and certain investment products. Such reimbursements totaled $205,195, $203,801 and $194,821 for the periods ended December 31, 2009, 2008 and 2007, respectively. These expenses are also deferred unless the expenses are associated with non-insurance products or brokered business, or do not vary with production.

Amortization of Costs: Costs deferred on property and casualty insurance products and credit life and credit disability policies are amortized over the term of the related policies in proportion to the premium recognized as earned. For term-life and whole-life insurance products, deferred policy acquisition costs are amortized in proportion to the ratio of the annual premium to the total anticipated premiums generated by the deferred acquisition costs. For investment contracts (primarily deferred annuities) and universal life-type products, deferred policy acquisition costs are amortized principally over the expected contract life and in any one period in proportion to the relationship of actual gross profits for the period to the present value of all estimated gross profits from mortality, investment, and expense margins. The deferred policy acquisition cost assets for investment contracts and universal life-type products are adjusted retrospectively for changes in the present value of estimated gross profits. Such adjustments are recorded in the period that the change in the present value of future years' gross profits becomes apparent. An additional adjustment to deferred acquisition costs on investment contracts is made and allocated to accumulated other comprehensive income for the effect on deferred acquisition costs that would occur if the unrealized gains and losses on investments related to these contracts were realized. Deferred policy acquisition costs on participating insurance contracts are amortized over the life of the participating contracts at a constant rate based on the present value of the estimated gross margin expected to be realized.

Estimating future gross profits is a complex process requiring considerable judgment and the forecasting of events well into the future. The primary assumptions for determining the amount of the estimated gross profits are future investment returns, including capital gains and losses, on assets supporting contract liabilities, interest crediting rates to contract holders, and the effects of future persistency, mortality, expenses, and hedges, if any. Recent economic turmoil, particularly the volatility of the financial markets and the impairment of securities,

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

increases the variability and risk of estimating gross profits, which in turn could impact amortization of the deferred acquisition costs.

Recoverability and Loss Recognition: Deferred acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing on an annual basis, or when an event occurs that may warrant loss recognition. If loss recognition is necessary, deferred acquisition costs would be written off in the consolidated statement of operations to the extent that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.

Internal Replacements: An internal replacement is defined as the modification of product benefits, features, rights or coverages that occurs by the exchange of an existing contract for a new contract, or by amendment, endorsement or rider, or by election of a feature or coverage within a contract. When an internal replacement occurs that results in a substantial change to a policy, unamortized deferred policy acquisition costs, unearned revenues and deferred sales inducements are written off to expense. Acquisition costs, sales inducements, and unearned revenue associated with the new contract are deferred and amortized over the lifetime of the new contract. An internal replacement that is not a substantial change to the initial policy is accounted for as a continuation of the existing contract and the existing deferred acquisition costs, sales inducements and unearned revenue are carried over to the replacement contract.

Sales Inducements: The costs of sales inducements offered on sales to new policyholders are deferred and recorded in other assets. These costs are primarily related to deferred annuities and are in the form of additional credits to the policyholder's account balance or enhancements to interest credited for a specified period, which are beyond amounts currently being credited to existing contracts. Deferred sales inducements are amortized principally over the expected contract life in relation to the present value of estimated gross profits from mortality, investment and expense margins.

OFFICE PROPERTIES, EQUIPMENT AND COMPUTER SOFTWARE

Office properties, equipment, and computer software are carried at cost net of accumulated depreciation. Depreciation is determined on a straight-line basis over the estimated useful lives of the assets. The useful life of equipment and purchased software is generally three to seven years. The useful life of capitalized, internally developed software ranges from three to ten years, while for office properties it is generally 20 years. The following table provides a summary of office properties, equipment, and computer software.

===================================================================================================

                                                                           2009            2008
---------------------------------------------------------------------------------------------------
Office properties                                                      $   205,206     $   201,074
Office equipment                                                           128,718         117,392
Computer software                                                          158,833         167,429
---------------------------------------------------------------------------------------------------
Total cost of office properties, equipment, and computer software          492,757         485,895
Accumulated depreciation                                                  (322,897)       (306,810)
---------------------------------------------------------------------------------------------------

Office properties, equipment and computer
   software at cost less accumulated depreciation                      $   169,860     $   179,085
===================================================================================================

Depreciation expense totaled $37,054, $40,159, and $36,774 in 2009, 2008, and 2007, respectively. In July 2009 the Company entered into an alliance with State National Insurance Company, Inc. ("State National"). Under the terms of the alliance, collateral protection insurance sales leads, which are generated by the Company and for which the Company earns a commission, are written and administered by State National with approximately 50% of such business ceded to the Company. As a result of this alliance the Company determined that a portion of its internally developed software related to its collateral protection insurance product was impaired, as it does not

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

expect the useful life of the software to extend past 2010 when it will no longer directly write this coverage. The Company recorded an expense included in operating and other expenses of $10,241 in 2009 for this impairment and $15,725 in 2008, also related to this software.

GOODWILL AND OTHER INTANGIBLES

Goodwill and indefinite-lived intangible assets are not amortized but are subject to an impairment test annually, or whenever events or circumstances indicate the carrying amount may not be recoverable. Finite-lived intangible assets are subject to an impairment test whenever events or circumstances indicate the carrying amount may not be recoverable. Based on impairment tests in 2009 and 2007 there were no impairment charges required. See Note 16 for a description of the 2008 impairment charged to expense. Finite-lived intangible assets are amortized over their estimated useful lives, ranging from two to twenty years. Amortization is based on the pattern in which the economic benefits are expected to be used up, when that is determinable; otherwise, straight line amortization is used. Goodwill and other intangible assets are set forth in the following table.

===================================================================================================

                                                                           2009            2008
---------------------------------------------------------------------------------------------------
Goodwill, net                                                          $      49,278   $    18,472
---------------------------------------------------------------------------------------------------

Indefinite-lived intangible asset                                             26,000             -
Intangible assets                                                             16,790         5,402
Accumulated amortization on intangible assets                                 (1,420)       (4,353)
---------------------------------------------------------------------------------------------------
Intangible assets, net                                                        41,370         1,049
---------------------------------------------------------------------------------------------------

Total goodwill and other intangibles, net                              $      90,648   $    19,521
===================================================================================================

Amortization expense of other intangible assets was $975, $1,338, and $999 for the years ended December 31, 2009, 2008, and 2007, respectively. The Company completed a number of transactions in 2009 whereby it sold or purchased subsidiaries, resulting in reductions or additions of goodwill and other intangible assets. See Notes 15 and 16 for further descriptions of these transactions.

The Company completed a number of transactions in 2009 whereby it sold or purchased other companies, resulting in write-offs or additions of goodwill and other intangible assets. The following is a summary of the impact of these transactions on goodwill and other intangible assets.

===================================================================================================
                                                              EFFECT OF TRANSACTION ON BALANCE AT
                                                                       TRANSACTION DATE
                                                            ---------------------------------------
                                                                                        OTHER
COMPANY SOLD OR ACQUIRED                                        GOODWILL          INTANGIBLE ASSETS
---------------------------------------------------------------------------------------------------
Sale of IRA Services (1)                                    $        (1,805)      $               -
Sale of Lending Call Center Services, LLC (1)                          (364)                      -
Purchase of CPI Qualified Plan Consultants, Inc.                     22,478                  12,347
Purchase of Producers AG Insurance Group, Inc.                        8,490                  29,000
---------------------------------------------------------------------------------------------------

Total impact of transactions                                $        28,799       $          41,347
===================================================================================================

(1) Accounted for as discontinued operations.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

The following table is a summary of the estimated aggregate amortization expense for the next five years and thereafter.

================================================================================

ESTIMATED AGGREGATE AMORTIZATION EXPENSE FOR INTANGIBLE ASSETS
--------------------------------------------------------------------------------
   2010                                                          $        1,208
   2011                                                                   1,256
   2012                                                                   1,539
   2013                                                                   1,775
   2014                                                                   1,691
   Thereafter                                                             8,110
--------------------------------------------------------------------------------

Total estimated amortization expense                             $       15,579
================================================================================

SEPARATE ACCOUNTS

Separate accounts represent customer accounts that are related to certain contracts issued by the Company, such as variable annuities, variable life insurance policies, and certain other contracts, where investment income and investment gains and losses accrue directly to the contract holders who bear the investment risk. In some contracts the Company provides certain guarantees. Such guarantees may include a minimum return or account value upon death, partial withdrawal or specified contract anniversary date. The liabilities for these guarantees are not included in the separate accounts. See Note 3, Investments--Embedded Derivatives, for a discussion of these guarantees. Contract holders are able to invest in investment funds managed for their benefit. More than 47% of the separate account assets are invested in unit investment trusts that are registered with the Securities and Exchange Commission. In 2008 the Company acted as the investment advisor for more than 85% of the funds invested in the unit investment trusts and recorded $26,569 of fee income. In 2009 the Company entered an agreement with a third party whereby the third party is now the investment advisor for these unit investment trusts and the Company receives a fee based on the investments attributable to the insurance products generated by the Company.

Separate account assets are carried at fair value. Separate account assets are legally segregated and may only be used to settle separate account liabilities. Separate account liabilities are equal to the separate account assets and represent contract holders' claims to the related assets. Contract holder deposits to and withdrawals from the separate accounts are recorded directly to the separate account assets and liabilities and are not included in the Company's consolidated statement of operations or accumulated other comprehensive income.

Charges made by the Company to the contract holders' balances include fees for maintenance, administration, cost of insurance, and surrenders of contracts prior to the contractually specified dates. Such fees are reflected as revenues (contract charges) by the Company when they are assessed to the contract holder.

INSURANCE RESERVES

Life and health reserves consist principally of future policy benefit reserves and reserves for estimates of future payments on incurred claims reported and unreported but not yet paid. Such estimates are developed using actuarial principles and assumptions based on past experience adjusted for current trends. Any change in the probable ultimate liabilities is reflected in net income in the period in which the change in probable ultimate liabilities is determined.

For non-participating term-life and whole-life insurance products, or participating products for which no policyholder dividends are expected to be paid, future policy benefit reserves are computed using the net level premium method based on assumptions related to estimated future investment yield, mortality, morbidity,

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

withdrawals and expenses. For participating term-life and whole-life insurance products, future policy benefit reserves are computed using the net level premium method based on assumptions related to estimated future investment yield, mortality, morbidity, withdrawals and expenses at the date of policy issuance. Mortality, morbidity and withdrawal assumptions reflect the Company's historical experience and industry standards. Interest rate assumptions range from 2.5% to 9.5%. Provisions for adverse deviation have been reflected in the interest assumption and also in the mortality/morbidity assumption where deemed necessary.

For immediate annuities or similar contracts with life contingencies, the reserve is calculated as the present value of future benefits. The mortality rates used are based on statutory valuation tables and the interest rates used range from 4.8% to 7.0%.

Reserves for property and casualty products represent the estimated claim cost and loss adjustment expense necessary to cover the ultimate cost of investigating and settling all losses incurred and unpaid as of the balance sheet date. Similar reserves are also recorded for unpaid life and accident and health benefits. Certain claims, usually resulting from a disability, are discounted. Such estimates are based on individual case estimates for reported losses and estimates for incurred but not reported losses based on past experience and are stated net of estimated salvage and subrogation recoverables of $34,241 and $33,702 at December 31, 2009 and 2008, respectively. These estimates are adjusted in the aggregate for ultimate loss expectations based on historical experience patterns and current economic trends. Any change in the probable ultimate liabilities, which might arise from new information emerging, is reflected in the consolidated statements of operations in the period the change is determined to be necessary. Such adjustments could possibly be significant.

POLICYHOLDER ACCOUNT BALANCES

The Company recognizes a liability at the stated account value for policyholder deposits that are not subject to significant policyholder mortality or longevity risk and for universal life-type policies. The account value equals the sum of the original deposit and accumulated interest, less any withdrawals and expense charges. Average credited rates ranged from 3.3% to 4.2% in 2009 and 3.4% to 4.3% in 2008. Future minimum guaranteed interest rates during the life of the contracts vary from 1.3% to 4.5%.

REINSURANCE

Reinsurance premiums, claims and benefits, commission expense reimbursements, and reserves related to reinsured business ceded are accounted for on a basis consistent with the accounting for the underlying direct policies that have been ceded and the terms of the reinsurance contracts. Premiums and insurance claims and benefits in the consolidated statements of operations are reported net of the amounts ceded to other companies under such reinsurance contracts. Reinsurance recoverables are recorded as an asset for the portion of benefits paid and insurance reserves that have been ceded. A prepaid reinsurance asset is also recorded for the portion of unearned premiums that relate to policies that have been ceded. Any contracts that do not effectively transfer the risk of loss are recorded using the deposit method of accounting.

Most crop insurance policies are written pursuant to a federal government program, for which the government establishes guidelines, subsidizes a portion of the premium and assumes part of the risk. Participating insurers receive an administrative and operating subsidy from the program based on written premium volume, which offsets the cost of selling and serving the policies. The subsidy is deferred and recognized as a reduction to expense in relation to the premiums earned.

RECEIVABLE FROM THE FCIC

Under the federal crop reinsurance agreement with the Federal Crop Insurance Corporation ("FCIC"), all multi peril crop insurance ("MPCI") premiums collected are settled and paid to the government and all losses are funded by the government. The Company estimates the net amount due to or due from the FCIC for each crop

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

year (premiums less losses) and reports the net underwriting gain or loss as a separate asset or liability in the consolidated balance sheets.

BENEFIT PLANS

The Company recognizes costs for its defined benefit pension plans and postretirement benefits on an accrual basis as employees perform services to earn the benefits. Net periodic benefit cost is determined using management estimates and actuarial assumptions to derive service cost, interest cost and expected return on plan assets. Net periodic benefit cost also includes the applicable amortization of any prior service cost (credit) arising from changes in prior years' benefit costs due to plan amendments or initiation of new plans. The Company uses a December 31 measurement date for all pension and other postretirement benefit plans.

The Company recognizes the funded status of the benefit obligations for each of its plans on the consolidated balance sheet. The actuarial gains or losses, prior service costs and credits, and the remaining net transition asset or obligation that have not been included in net periodic benefit costs are charged, net of income tax, to accumulated other comprehensive loss. Changes in funded status each period is charged, net of income tax, to other comprehensive loss.

Calculations of benefit obligations for postretirement medical benefits reflect a reduction for subsidies expected from the federal government pursuant to the Medicare Prescription Drug, Improvement and Modernization Act of 2003. Postretirement medical benefits are generally funded on a pay-as-you-go basis. These benefits were eliminated effective December 31, 2008 for non-represented employees and those represented employees who retired prior to June 1, 2005. See
Note 9 for a further discussion of these changes. The cost of benefits provided to former or inactive employees after employment, but before retirement, is recognized during an employee's service years if certain requirements are met.

INCOME TAXES

The Company recognizes taxes payable or refundable currently and deferred taxes for the tax consequences of differences between financial reporting and the tax basis of assets and liabilities. Deferred tax assets and liabilities are measured by applying the enacted tax rates to the difference between the financial statement and tax basis of assets and liabilities. Deferred income tax assets can be realized through future earnings, including but not limited to the generation of future income, reversal of existing temporary differences and available tax planning strategies. The Company records a valuation allowance for deferred tax assets if it determines it is more likely than not that the asset will not be realized. See Note 4 for a further discussion.

The Company is subject to tax-related audits in the normal course of operations. These audits may result in additional tax assets or liabilities. The Company accounts for such contingent liabilities and reports a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return.

FOREIGN EXCHANGE

The Company's financial statements are impacted by changes in foreign currency exchange rates related to foreign-based subsidiaries and branch operations and investment holdings denominated in foreign currencies.

The accounts of significant foreign-based subsidiaries and branch operations are measured using the local currency as the functional currency. Revenues and expenses of these operations are translated into U.S. dollars at the average exchange rate for the period. Assets and liabilities of these operations are translated at the exchange rate as of the end of the reporting period. The resulting gains or losses from translating foreign currency are included in accumulated other comprehensive loss as a separate component of policyholders' surplus.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

The foreign exchange impacts of investment holdings classified as available for sale are included in accumulated other comprehensive loss as a separate component of policyholders' surplus. The foreign exchange impacts on all other investment holdings are reflected as transaction gains and losses in operating and other expenses in the Company's consolidated statements of operations.

RECENT ACCOUNTING STANDARDS - ADOPTED

On July 1, 2009, FASB Accounting Standards Codification(TM) ("ASC") became the sole source of authoritative GAAP literature recognized by the Financial Accounting Standards Board for financial statements issued for interim and annual periods ending after September 15, 2009. ASC did not change GAAP, but rather combined the sources of GAAP and the framework for selecting among those sources into a single source. Accordingly, the adoption of ASC had no impact on the financial results of the Company.

Prior to the adoption of ASC, the Company adopted various standards which have been codified into ASC. A discussion of these standards, along with a reference to the ASC topics into which they have been codified, and the effect of adoption on the Company, follows.

In April 2009, the Financial Account Standards Board ("FASB") issued amendments to FASB Accounting Standards Codification 320, Investments--Debt and Equity Securities ("FASB ASC 320"), effective for interim and annual periods ending after June 15, 2009. The amendments provide recognition guidance for debt securities classified as available-for-sale and subject to other-than-temporary impairment ("OTTI"). If the fair value of a debt security is less than its amortized cost basis, which is its cost adjusted for accretion, amortization and previously recorded OTTI losses, at the reporting date, an entity shall assess whether the impairment is an OTTI. FASB ASC 320 requires an OTTI loss equal to the difference between fair value and amortized cost to be recognized in earnings if the Company intends to sell the debt security or if it is more likely than not the Company will be required to sell the debt security before recovery of its amortized cost basis or management does not expect to recover its cost.

The remaining debt securities in an unrealized loss position are evaluated to determine if a credit loss exists, even if it does not intend to sell the security and it is not more likely than not that it would be required to sell the security before recovery of its amortized cost basis. If the Company does not expect to recover the entire amortized cost basis of a debt security, the security is deemed to have an OTTI for credit reasons. For these securities, the Company must bifurcate the OTTI loss into a credit component and a non-credit component. The credit component is recognized in earnings and represents the difference between the present value of the future cash flows that the Company expects to collect and a debt security's amortized cost basis ("credit loss"). The non-credit component is recognized in accumulated other comprehensive loss and represents the difference between fair value and the present value of the future cash flows that the Company expects to collect.

The amendments to FASB ASC 320 expand the disclosure requirements for both debt and equity securities and require a more detailed, risk-oriented breakdown of security types and related information. In addition, new disclosures are required about significant inputs used in determining credit losses as well as a rollforward of credit losses each period. The disclosures are not required for earlier periods presented for comparative purposes. Application of the FASB ASC 320 amendments apply to existing and new investments held as of the beginning of the interim period of adoption. See Note 3, Other-Than-Temporary Investment Impairments, for expanded disclosures.

The Company adopted the provisions of FASB ASC 320 as of April 1, 2009. The adoption resulted in the reclassification of $49,135 of previously recorded OTTI write-downs from retained earnings to accumulated other comprehensive loss. The cumulative effect of adoption was an increase in retained earnings of $46,938 and a decrease in accumulated other comprehensive loss of $31,938 with a net benefit to equity of $15,000. The benefit to equity resulted from a decrease in a deferred tax asset valuation allowance, which had been established in the first quarter of 2009 by a charge to operations, the reversal of which was not permitted to be

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

recorded in operations. The adoption did not have an impact on the Company's Consolidated Statement of Operations.

The FASB revised FASB ASC 805, Business Combinations, effective prospectively from January 1, 2009. Some of the significant provisions include: a clear definition of the acquirer in a business combination; full recognition of all assets acquired and liabilities assumed at their fair values on the acquisition date, including certain contingencies; expensing acquisition-related costs; and recognition of a bargain purchase as a gain in earnings. Because the new statement was adopted prospectively, there was no impact upon the Company's consolidated financial statements on the adoption date. The Company applied the new guidance to the 2009 business combinations described in Note 16.

The FASB amended FASB ASC 810, Consolidation, effective in 2009. The new guidance clarifies that a noncontrolling interest in a subsidiary is an ownership interest that should be reported in equity; requires disclosure in the income statement of the amounts of consolidated net income attributed to both the parent and the noncontrolling interest; establishes a single method of accounting for changes in a parent's ownership interest in a subsidiary that do not result in deconsolidation; and requires a parent to recognize a gain or loss in net income when a subsidiary is deconsolidated. Financial statements and disclosures for periods prior to 2009 reflect the retrospective application of the accounting for noncontrolling interests as required under this guidance.
The adoption resulted in $36,932 of noncontrolling interest being reclassified to total equity on the December 31, 2008 consolidated balance sheet, which included $12,286 that was reclassified to liabilities of discontinued operations in 2009. The adoption did not have a material effect on the Company's results of operations.

The FASB amended FASB ASC 815, Derivatives and Hedging, requiring enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The amended guidance is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Because it only requires additional disclosures, it had no impact on the Company's consolidated balance sheets and statements of operations, and cash flows (see Note 3).

The FASB issued interpretive guidance specific to accounting for financial guarantee insurance contracts, effective in 2009. The Company does not issue financial guarantee insurance contracts and therefore it had no impact on its consolidated financial statements.

The FASB modified the disclosure requirements for postretirement benefit plan assets effective for fiscal years ending after December 15, 2009. The main objectives of the new guidance are to expand information about benefit plan assets and provide detail about determination of fair values of plan assets consistent with FASB ASC 820. The Company implemented the increased disclosures but adoption had no impact on the Company's consolidated balance sheets and statements of operations.

FASB Accounting Standards Update ("ASU") 2009-05, Measuring Liabilities at Fair Value, updated Topic 820 Fair Value Measurements and Disclosures and became effective in 2009. This update clarified some issues related to measuring the fair value of liabilities, which can be difficult because observable market information is scarce, restrictions often prevent transfers of liabilities, and it may be difficult to compare non-performance risk. If a quoted price of a liability is not available, the quoted price for the liability traded as an asset may be used. The Company did not change its methods for estimating the fair values of liabilities as a result of adopting ASU 2009-05.

FASB ASU 2009-12, Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) became effective in 2009. It applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value, such as hedge or private equity funds. It allows entities to use net asset value as a practical expedient for estimating fair value. The Company reports its investments in such entities using the equity method, not at fair value. Accordingly, the new standard did not affect its consolidated financial

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

statements. There are some expanded disclosure requirements related to investment attributes, redemption restrictions and fund investment strategies which the Company added.

FASB ASC 855, Subsequent Events, was adopted for 2009 reporting. The only change to existing guidance was to require entities to disclose the date through which subsequent events have been evaluated for issued and reissued financial statements.

RECENT ACCOUNTING STANDARDS - PENDING

FASB ASU 2009-13, Multiple Deliverable Revenue Arrangements, will be effective for new or substantially modified arrangements with multiple deliverables in 2011. The new guidance establishes a selling price hierarchy for determining the selling price of a deliverable and establishes that the allocation of revenue is based on entity specific assumptions rather than those of a market place participant. Disclosures are also significantly expanded. The Company has not determined the impact of ASU 2009-13 on its consolidated financial statements.

FASB ASU 2009-17, Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities, replaces the quantitative-based risk and rewards calculation for determining which reporting entity, if any, has a controlling financial interest in a variable interest entity and which owner is the primary beneficiary and thus must consolidate it. The new guidance is more qualitative and also creates new disclosure requirements; it is effective for 2010. The Company has not determined the impact of ASU 2009-17 on its consolidated financial statements.

FASB ASU 2010-06, Improving Disclosures about Fair Value Measurements, will provide a greater level of disaggregated information and more robust disclosures about valuation techniques and inputs to fair value measurements. It will be effective for 2010 financial statements except that new details required about purchases, sales, issuances, and settlements in the roll forward of activity in level 3 fair value measurements will be effective in 2011.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

NOTE 3: INVESTMENTS

DEBT SECURITIES

The amortized cost, gross unrealized gains and losses and estimated fair values of debt securities at December 31, 2009 are as follows:

================================================================================================

                                         AMORTIZED          GROSS UNREALIZED          ESTIMATED
                                            COST          GAINS          LOSSES      FAIR VALUE
------------------------------------------------------------------------------------------------
U.S. government and agencies            $   118,316    $     1,327    $   (14,236)   $   105,407
States and political subdivisions           437,997          4,390         (5,788)       436,599
Foreign government securities                73,192          7,948           (516)        80,624
Domestic corporate securities             3,346,520        100,855        (55,682)     3,391,693
Mortgage-backed securities:
   Residential mortgage-backed            1,064,561          4,001       (122,972)       945,590
   Commercial mortgage-backed               347,765            525       (125,934)       222,356
Non-mortgage asset-backed securities:
   Collateralized debt obligations          122,102             74        (94,662)        27,514
   Other                                    103,502          1,260         (3,491)       101,271
Foreign corporate securities                776,323         30,537         (8,381)       798,479
------------------------------------------------------------------------------------------------

Total debt securities                   $ 6,390,278    $   150,917    $  (431,662)   $ 6,109,533
================================================================================================

The amortized cost, gross unrealized gains and losses and estimated fair values of debt securities at December 31, 2008 are as follows:

================================================================================================

                                         AMORTIZED          GROSS UNREALIZED          ESTIMATED
                                            COST          GAINS          LOSSES      FAIR VALUE
------------------------------------------------------------------------------------------------
U.S. government and agencies            $   451,149    $     9,359    $    (2,371)   $   458,137
States and political subdivisions           348,691          1,339        (22,345)       327,685
Foreign government securities               101,472          5,260         (5,936)       100,796
Domestic corporate securities             2,358,712         22,538       (275,302)     2,105,948
Mortgage-backed securities:
   Residential mortgage-backed            1,084,999         12,347       (178,647)       918,699
   Commercial mortgage-backed               437,880          1,670       (136,573)       302,977
Non-mortgage asset-backed securities:
   Collateralized debt obligations          160,743              -       (116,212)        44,531
   Other                                    100,621            101        (12,490)        88,232
Foreign corporate securities                653,402          2,481        (84,318)       571,565
------------------------------------------------------------------------------------------------

Total debt securities                   $ 5,697,669    $    55,095    $  (834,194)   $ 4,918,570
================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

The amortized cost and estimated fair values of investments in debt securities at December 31, 2009, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Because of the potential for prepayment on mortgage-backed and non-mortgage, asset-backed securities, such securities have not been displayed in the table below by contractual maturity.

================================================================================================

                                                                 AMORTIZED            ESTIMATED
                                                                    COST             FAIR VALUE
------------------------------------------------------------------------------------------------
Due in one year or less                                        $     188,972       $     191,816
Due after one year through five years                              1,229,348           1,274,379
Due after five years through ten years                             2,343,795           2,386,174
Due after ten years                                                  990,234             960,434
Mortgage-backed securities:
  Residential mortgage-backed                                      1,064,561             945,590
  Commercial mortgage-backed                                         347,765             222,356
Non-mortgage asset-backed securities:
  Collateralized debt obligations                                    122,102              27,514
  Other                                                              103,501             101,270
------------------------------------------------------------------------------------------------

Total debt securities                                          $   6,390,278       $   6,109,533
================================================================================================

EQUITY SECURITIES

The cost, gross unrealized gains and losses, and estimated fair value of investments in available for sale equity securities at December 31 are as follows:

================================================================================================

                                                     GROSS UNREALIZED                 ESTIMATED
                             COST                GAINS              LOSSES           FAIR VALUE
------------------------------------------------------------------------------------------------
2009                     $    181,759        $       8,438       $     (9,831)      $    180,366
2008                          254,023                2,497            (59,905)           196,615
================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

EQUITY IN UNCONSOLIDATED AFFILIATES

The carrying value, ownership percentage and summarized financial information of significant unconsolidated affiliates for the years ended and at December 31 are set forth in the table below:

================================================================================================================

           NAME OF AFFILIATE                 CUNA MUTUAL                     CUNA MUTUAL SHARE OF NET
           AND THE COMPANY'S               CARRYING VALUE                    INCOME (LOSS), AFTER TAX
         OWNERSHIP PERCENTAGE           2009            2008            2009            2008            2007
----------------------------------------------------------------------------------------------------------------
CMG Mortgage Insurance
  Company (50%)                     $   109,650     $   117,903     $     (6,070)    $     4,233    $    15,321
CMG Mortgage Assurance
  Company (50%)                          11,823           4,324           (1,412)            (94)          (138)
CMG Mortgage Reinsurance
  Company (50%) (1)                           -           9,501                -              48          1,083
All other affiliates (various
  ownership percentages)                  4,356          10,854           (1,358)          1,743         (1,282)
----------------------------------------------------------------------------------------------------------------

Total                               $   125,829     $   142,582     $     (8,840)    $     5,930    $    14,984
================================================================================================================

(1)In 2009 CMG Mortgage Reinsurance Company became a wholly-owned subsidiary of CMG Mortgage Assurance Company.

The total assets and liabilities for significant unconsolidated affiliates at December 31, 2009 and 2008 are set forth in the table below:

================================================================================================================

                                                 ASSETS         LIABILITIES         ASSETS         LIABILITIES
                                                  2009             2009              2008             2008
----------------------------------------------------------------------------------------------------------------
CMG Mortgage Insurance Company                 $    406,167     $   186,867       $   339,431      $   103,625
CMG Mortgage Assurance Company                       47,704          24,058             9,344              696
CMG Mortgage Reinsurance Company (1)                      -               -            30,577           11,575
================================================================================================================

(1)In 2009 CMG Mortgage Reinsurance Company became a wholly-owned subsidiary of CMG Mortgage Assurance Company.

MORTGAGE LOANS

The Company's mortgage loan portfolio consists mainly of commercial mortgage loans made to borrowers throughout the United States. All outstanding commercial mortgage loans are collateralized by completed properties. At December 31, 2009, the commercial mortgage loan portfolio had an average remaining life of 5.5 years, with all principal due prior to 2027. The Company limits its concentrations of credit risk by diversifying its mortgage loan portfolio so that loans made in any one major metropolitan area are not greater than 20% of the aggregate mortgage loan portfolio balance. No loan to a single borrower represented more than 4.28% of the aggregate mortgage loan portfolio balance. The Company recorded a valuation allowance of $5,005 in 2009 when it became probable the Company would be unable to collect the total contractual amounts due on certain mortgages. The mortgage loan investment on which the Company recorded the valuation allowance was $14,600 at December 31, 2009. The Company had a mortgage loan restructure in 2009 that was considered a troubled

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

debt restructuring. The terms of the restructure did not result in the recognition of an allowance in the current period and the value of the loan was $7,465 at December 31, 2009. The Company has no commitments to lend additional funds to mortgagees whose terms have been restructured in a troubled debt restructuring at December 31, 2009. There were no delinquencies and no valuation allowances as of December 31, 2008. The determination of the need for and level of a mortgage valuation allowance is an estimation process, which requires significant management judgments. Management has recorded its best estimate as of the balance sheet date based on its best estimate and interpretation of the facts. The ultimate outcome may vary from the Company's current evaluation, and as further facts emerge and future events occur, management may change its assessment. Any such change in estimate, which could be significant to income in any single period, would be recorded at the time it becomes evident based on the then available facts and interpretation that the valuation allowance requires adjustment.

The Company's mortgage loans are located throughout the United States. The following table identifies states with greater than 5% of the commercial mortgage portfolio at December 31:

===============================================================================

                                                        2009              2008
-------------------------------------------------------------------------------
California                                              13.6%             15.1%
Texas                                                    9.2               8.0
Florida                                                  7.4               5.8
Illinois                                                 7.1               8.3
Kansas                                                   6.8               7.3
Missouri                                                 5.7               6.4
New Jersey                                               5.6                 -
Ohio                                                     5.2               5.9
Washington                                               4.4               5.1
New York                                                 1.0               5.4
===============================================================================

The types of properties collateralizing the commercial mortgage loans at December 31 are as follows:

===============================================================================

                                                        2009              2008
-------------------------------------------------------------------------------
Industrial                                              30.5%             26.1%
Office                                                  27.1              31.7
Retail                                                  25.2              23.2
Apartment                                                8.8               9.6
Other                                                    8.4               9.4
-------------------------------------------------------------------------------

Total                                                  100.0%            100.0%
===============================================================================

The average loan to value was 58.3% and 53.8% for December 31, 2009 and 2008, respectively. Valuations are performed on a regular basis using third party appraisals or data and internal models. In 2009 the Company took ownership of one real estate parcel with a fair value of $7,000 in lieu of foreclosure; there were no foreclosures in 2009 or 2008.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

REAL ESTATE

Real estate investments consisted of the following at December 31:

================================================================================

                                                        2009             2008
--------------------------------------------------------------------------------
Real estate held for the production of income       $    22,373      $   15,335

Accumulated depreciation                                 (6,445)         (6,145)
--------------------------------------------------------------------------------

Net real estate held for the production of income   $    15,928      $    9,190
================================================================================

Real estate held-for-sale                           $    47,263      $   49,138

Accumulated depreciation                                (26,074)        (27,917)
--------------------------------------------------------------------------------

Net real estate held-for-sale                       $    21,189      $   21,221
================================================================================

Depreciation expense on investments in real estate totaled $300, $2,721 and $4,878 for the years ended December 31, 2009, 2008 and 2007, respectively. There were no impairments required to be recognized on real estate in 2009, 2008 or 2007.

Real estate investments were categorized as follows at December 31:

=====================================================================================================

                                                            2009                        2008
                                                 ----------------------------------------------------
                                                    AMOUNT        PERCENT       AMOUNT        PERCENT
-----------------------------------------------------------------------------------------------------
Real estate held for the production of income:
  Office                                         $   12,163         76.4%     $    5,425        59.0%

  Land                                                3,765         23.6           3,765        41.0
-----------------------------------------------------------------------------------------------------
Total real estate investments                    $   15,928        100.0%     $    9,190       100.0%
=====================================================================================================

Real estate held-for-sale:
  Office                                         $   20,092         94.8%     $   20,164        95.0%

  Retail                                              1,097          5.2           1,057         5.0
-----------------------------------------------------------------------------------------------------
Total real estate investments                    $   21,189        100.0%     $   21,221       100.0%
=====================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

SHORT-TERM INVESTMENTS

The details of short-term investments at amortized cost, which approximates fair value as of December 31, are as follows:

====================================================================================================

                                                                          2009             2008
----------------------------------------------------------------------------------------------------
U.S. government and agencies                                          $          -     $     211,605
Foreign government securities                                                    -             3,525
Domestic corporate securities                                                4,569             1,001
Certificates of deposit                                                      3,497             4,381
Foreign corporate securities                                                     -               800
----------------------------------------------------------------------------------------------------

Total short-term investments                                          $      8,066     $     221,312
====================================================================================================

LIMITED PARTNERSHIPS

The Company accounts for its investments in limited partnerships using the equity method. Accordingly, the Company's investments in these limited partnerships are carried at cost plus or minus the Company's equity in the undistributed earnings or losses as reported by the partnerships. As a result of normal delays in the reporting of results by the partnerships, the Company generally records its equity interests on a one quarter lag basis, which means the partnership results for the fourth quarter are not recorded until the first quarter of the following year.

The cost and carrying values of limited partnerships by type were as follows at December 31:

===================================================================================================

                                              2009                                2008
                                      COST       CARRYING VALUE         COST         CARRYING VALUE
---------------------------------------------------------------------------------------------------
Energy funds                      $     25,764   $       20,800     $     16,189     $       15,237
Mezzanine                              155,846          147,144          130,464            125,348
Private equity                         186,223          162,000          151,977            144,290
Real estate                             56,737           23,084           43,087             18,241
Other                                        -                -           31,279             26,568
---------------------------------------------------------------------------------------------------

Total limited partnerships        $    424,570   $      353,028     $    372,996     $      329,684
===================================================================================================

The Company funded additional investments in limited partnerships of $98,532 in 2009 and $177,926 in 2008, respectively. See Note 11 for further discussion on the Company's funding commitments to limited partnerships.

As a general rule, the limited partnerships owned were designed to be liquidated in eight to twelve years after full funding at the discretion of the general partners, and investors do not have the option to redeem their interests. For the Company's investments, most of the liquidations are expected to occur in 2015 to 2018.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

NET INVESTMENT INCOME

Sources of net investment income for the years ended December 31 are summarized as follows:

===================================================================================================

                                                     2009              2008                2007
---------------------------------------------------------------------------------------------------
Gross investment income (loss):
    Debt securities, available for sale          $   355,996       $   328,465         $   358,528
    Equity securities, available for sale              6,116            11,237              32,225
    Mortgage loans                                    45,380            45,456              37,711
    Real estate                                       11,044            15,774              18,848
    Policy loans                                       7,193             7,106               7,223
    Limited partnerships
      Equity in change in market value               (27,886)          (47,226)             (2,414)
      Equity in other income                          20,357            12,285               4,151
    Derivative financial instruments                   1,158               673                 229
    Short-term investments and other                   7,686            14,333              16,871
---------------------------------------------------------------------------------------------------

Total gross investment income                        427,044           388,103             473,372
Investment expenses                                  (22,180)          (30,184)            (33,281)
---------------------------------------------------------------------------------------------------

Net investment income                            $   404,864       $   357,919         $   440,091
===================================================================================================

Additional net investment income of $8,740, $14,733 and $18,590 in 2009, 2008 and 2007, respectively, has been included with the results of discontinued operations. See Note 15 for a detailed discussion.

Limited partnerships generally carry their investments at fair value. Changes in market value are a component of the results of operations reported by the partnerships and are therefore included in the Company's recorded share of income. This accounting policy contributes to potentially significant fluctuations in the operating results of the Company's interests in limited partnerships. In addition, determinations of the fair value of such investments by the limited partnerships are highly judgmental given the nature of the investments held by these limited partnerships, the fact that observable market data is frequently not available, and the current illiquid markets. Accordingly, the values assigned are subject to risks of variability. See discussion of "Fair Value Measurement" which is included in this Note.

The Company's equity in the change in market value of its limited partnerships for each of the past three years, by partnership type is summarized below:

===================================================================================================

                                                     2009              2008                2007
---------------------------------------------------------------------------------------------------
Energy funds                                     $    (4,012)      $      (480)        $      (472)
Mezzanine                                             (3,585)           (2,961)             (2,111)
Private equity                                       (16,434)          (15,905)              1,846
Real estate                                           (8,802)          (23,132)             (1,713)
Other                                                  4,947            (4,748)                 36
---------------------------------------------------------------------------------------------------

Total change in equity in market value           $   (27,886)      $   (47,226)        $    (2,414)
===================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

NET REALIZED INVESTMENT LOSSES

Realized investment losses for the years ended December 31 are summarized as follows:

===================================================================================================

                                                     2009              2008                2007
---------------------------------------------------------------------------------------------------
Debt securities:
   Gross gains on sales                          $    130,998      $     40,250        $    13,629
   Gross losses on sales                              (25,898)          (42,283)           (32,353)
   Other                                                6,561           (19,891)            10,988
   Other than temporary impairment losses            (204,178)         (421,853)          (143,335)
Equity securities:
   Gross gains on sales                                 7,835            23,240             92,660
   Gross losses on sales                              (18,232)          (21,531)           (13,880)
   Other                                               (3,212)           (1,436)              (225)
   Other than temporary impairment losses             (31,206)          (19,182)            (4,966)
Real estate                                             1,158            31,194              1,927
Mortgage loans:
   Other                                                6,562            (1,593)             6,441
   Other than temporary impairment losses              (5,005)                -                  -
Derivative financial instruments                      (72,625)          (11,866)           (22,278)
Derivative financial instruments - embedded            (8,367)           (5,424)                 -
Other                                                  (1,675)          (10,782)            (4,949)
---------------------------------------------------------------------------------------------------

Net realized investment losses                   $   (217,284)     $   (461,157)       $   (96,341)
===================================================================================================

Additional net realized investment gains of $132,063, $373 and $45,999 in 2009, 2008 and 2007, respectively, have been reported in the results of discontinued operations. See Note 15.

Proceeds from the sale of debt securities were $2,789,942, $982,121 and $1,397,887 in 2009, 2008 and 2007, respectively. Proceeds from the sale of equity securities were $59,010, $287,143 and $434,471 in 2009, 2008 and 2007, respectively.

OTHER-THAN-TEMPORARY INVESTMENT IMPAIRMENTS

Investment securities are reviewed for other-than-temporary impairment on an ongoing basis. The Company creates a watchlist of securities based on the fair value of an investment security relative to its amortized cost. When the fair value drops below 95% of the Company's cost, the Company monitors the security for impairment. When the fair value drops below 80% of the Company's cost or amortized cost or the potential impairment is greater than $1,000, the Company performs a full analysis to determine if the decline in fair value qualifies as an other-than-temporary impairment. The determination of other-than-temporary impairment requires significant judgment on the part of the Company and depends on several factors, including:

   o   The existence of any plans to sell the investment security.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

   o The duration and extent to which fair value has been less than book value.

   o The reason for the decline in fair value (credit concerns, interest rates, etc.).

   o The financial condition and near term prospects of the issuer/borrower, including the ability to meet contractual obligations, relevant industry trends and conditions and implications of rating agency actions.

   o The Company's intent to retain its investment in debt securities for a period of time sufficient to allow for an anticipated recovery in fair value.

   o The Company's intent and ability to retain its investment in equity securities for a period of time sufficient to allow for an anticipated recovery in fair value.

   o The Company's ability to recover all amounts due according to the contractual terms of the agreements.

   o The Company's collateral position, in the case of bankruptcy or restructuring.

Determinations of other-than-temporary impairments are made by a combination of financial accounting and investment professionals after consideration of all of the relevant factors, including but not limited to those noted above. These determinations are estimates which are subject to risks and uncertainties of variability. The Company's best estimate of expected future cash flows used to determine the credit loss amount on its debt securities is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the security. The Company's best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical default and recovery rates, credit ratings, current delinquency rates, and loan-to-value ratios. In addition, for securitized debt securities, the Company considers factors including, but not limited to, commercial and residential property value declines that vary by property type and location and average cumulative collateral loss rates that vary by vintage year. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral.

For impaired debt securities (i.e. debt securities whose fair value is less than amortized cost), where either the Company has the intent to sell the securities before the fair value recovers or the Company believes it is more likely than not that it will be required to sell the securities before the fair values recovers, the impairment is determined to be an other-than-temporary impairment ("OTTI"). At the time such determination is made, the Company records a realized loss equal to the difference between the amortized cost and fair value. The fair value of the other-than-temporarily impaired security becomes its new cost basis.

For impaired debt securities, where the Company does not have the intent to sell or does not believe it is more likely than not that it will be required to sell such debt securities, but where the Company believes it is probable it will not recover its amortized cost, the difference between the fair value and amortized cost is an OTTI. For these impairments the Company must bifurcate that portion of the loss that is attributable to credit and that portion which is considered non-credit. The credit portion of the OTTI is the difference between the present value of the expected future cash flows and amortized cost. The gross OTTI is displayed on the statement of operations, with the non-credit portion shown as subtracted and reallocated to accumulated other comprehensive loss, resulting in only the credit portion of the OTTI being charged to income.

For those equity securities where the decline in the fair value is deemed to be other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the security's new cost basis. The Company asserts its intent and ability to retain those equity securities deemed to be temporarily impaired until the price recovers. Once identified, these securities are systematically restricted from trading.

In early 2010, management made the decision to sell substantially all of its publicly traded equity securities, which had a fair value on December 31, 2009 of $71,339. Because the Company no longer had the intent to hold these

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

securities until the price recovered, CUNA Mutual recognized an impairment loss in the 2009 consolidated financial statements of $20,663. Subsequent 2010 sales of those securities did not result in significant realized investment gains or losses.

For certain securitized financial assets with contractual cash flows, the Company is required to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is less than its cost or amortized cost and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, an OTTI charge is recognized. The Company also considers its intent to retain a temporarily impaired security until recovery. Estimating future cash flows is a judgment process involving both quantitative and qualitative factors. Such determinations incorporate various information and assessments regarding the future performance of the underlying collateral. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

A rollforward of the amount of the credit component of OTTI related to debt securities recognized in retained earnings is presented in the following table:

============================================================================================

                                                                                CREDIT OTTI
--------------------------------------------------------------------------------------------
Beginning balance of credit losses on debt securities at April 1, 2009         $   (439,879)

Additions for credit impairments recognized on:
    Securities not previously impaired                                              (75,531)
    Securities previously impaired                                                  (50,225)
Reductions for credit impairments previously recognized:
    Securities that matured or were sold during the period                          172,909
--------------------------------------------------------------------------------------------

Ending balance at December 31, 2009                                            $   (392,726)
============================================================================================

The provision for other-than-temporary impairments in 2009 ($240,389) was less than the provision in 2008 ($441,035) and greater than the provision in 2007 ($148,301). As shown in the table on the next page the vast majority of the Company's charges for other-than-temporary impairments have been attributable to residential mortgage-backed securities and, to a lesser extent, commercial mortgage-backed securities and non-mortgage, asset-backed securities and other securities. The significant increase in the provision for these losses over the past three years, and particularly in 2008, is due to a number of significant factors and downward trends in the general economy and financial markets, which have negatively affected the values of virtually all financial investments. The most significant factor contributing to the losses in 2009, 2008 and 2007 is the severe decrease in residential real estate values.

Management believes it has made an appropriate provision for other-than-temporarily impaired securities owned at December 31, 2009. As a result of the subjective nature of these estimates, however, additional provisions may subsequently be determined to be necessary, as new facts emerge and greater understanding of economic trends develop. However, interpreting the effects and extent of the current market turmoil--particularly the decline in residential home values, the nature and effect of the government's actions, the overall employment trends, and the availability of credit--is a very complex estimation process and the predictive usefulness of historical trends is not known. Consistent with the Company's past practices, additional loss provisions will be

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

recorded as appropriate and as determined by the Company's regular monitoring procedures of additional facts. In light of the variables involved, such additional provisions could be material.

The following table identifies the Company's other-than-temporary impairments by type of investment as of December 31:

===================================================================================================

                                                     2009               2008               2007
---------------------------------------------------------------------------------------------------
Domestic corporate securities                    $    (18,650)     $    (27,590)       $    (3,024)
Foreign government securities                               -                 -               (261)
States and Political subdivisions                           -               (27)                 -
Mortgage-backed securities:
   Residential mortgage-backed
        Prime                                         (16,241)             (844)              (938)
        Alt-A                                         (87,463)         (120,608)           (18,978)
        Sub-prime                                     (19,902)          (59,871)           (76,162)
        Other                                            (203)           (3,995)              (974)
Commercial mortgage-backed                                (30)                -             (1,900)
Non-mortgage asset-backed securities
        Collateralized debt obligations               (34,025)         (199,968)           (40,600)
        Other                                         (27,664)           (1,113)               (74)
Foreign corporate securities                                -            (7,837)              (424)
---------------------------------------------------------------------------------------------------
Total debt securities                                (204,178)         (421,853)          (143,335)

Equity securities                                     (31,206)          (19,182)            (4,966)
Mortgage loans                                         (5,005)                -                  -
---------------------------------------------------------------------------------------------------

Total other than temporary
   impairment losses                             $   (240,389)     $   (441,035)       $  (148,301)
===================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

NET UNREALIZED INVESTMENT GAINS (LOSSES)

The components of net unrealized investment gains (losses) included in accumulated other comprehensive loss at December 31 were as follows:

===================================================================================================

                                                     2009               2008               2007
---------------------------------------------------------------------------------------------------
Debt securities                                  $   (280,745)     $   (779,099)       $  (241,270)
Equity securities                                      (1,393)          (57,408)            25,249
Derivatives                                             6,352            56,988             (2,471)
Deferred policy acquisition cost adjustments              423            56,740             16,984
Deferred income taxes                                  91,340           239,085             67,060
Other, including minority interest                     (1,368)           (4,047)             5,284
---------------------------------------------------------------------------------------------------

Net unrealized investment gains (losses)         $   (185,391)     $   (487,741)       $  (129,164)
===================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

The following table presents fair value and unrealized losses for the Company's available for sale debt securities and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2009.

=================================================================================================================================

                                       MONTHS IN UNREALIZED LOSS POSITION
                            ---------------------------------------------------------
                                  LESS THAN                        TWELVE
                                TWELVE MONTHS                 MONTHS OR GREATER                      TOTAL
---------------------------------------------------------------------------------------------------------------------------------
                                            UNREALIZED                    UNREALIZED                    UNREALIZED    UNREALIZED
DEBT SECURITIES              FAIR VALUE        LOSS        FAIR VALUE        LOSS        FAIR VALUE        LOSS       OTTI LOSSES
---------------------------------------------------------------------------------------------------------------------------------
U.S. government
   and agencies             $     37,601   $      2,620   $     35,715   $     11,616   $     73,316   $     14,236   $         -
States and political
   subdivisions                  168,620          2,704         42,309          3,084        210,929          5,788             -
Foreign government
   securities                      4,163            399          4,043            117          8,206            516             -
Domestic corporate
   securities                    661,525         13,391        385,116         42,291      1,046,641         55,682         2,641

Mortgage-backed
   securities:
     Residential
       mortgage-backed           482,667         21,705        247,689        101,267        730,356        122,972        62,152
     Commercial
       mortgage-backed            51,809            444        122,031        125,490        173,840        125,934         6,754

Asset backed non-
   mortgage-backed
   securities:
     Collateralized debt
       obligations                   207          2,587         27,125         92,075         27,332         94,662        13,800
     Other                             -              -         28,193          3,491         28,193          3,491             -

Foreign corporate
   securities                    182,693          4,960         36,970          3,421        219,663          8,381             -
---------------------------------------------------------------------------------------------------------------------------------

Total of debt securities    $  1,589,285   $     48,810   $    929,191   $    382,852   $  2,518,476   $    431,662   $    85,347
=================================================================================================================================

Equity securities           $      2,928   $      2,424   $     33,286   $      7,407   $     36,214   $      9,831   $         -
=================================================================================================================================

Total temporarily
   impaired securities      $  1,592,213   $     51,234   $    962,477   $    390,259   $  2,554,690   $    441,493   $    85,347
=================================================================================================================================

At December 31, 2009, the Company owned 955 debt securities with a fair value of $2,518,476 in an unrealized investment loss position. Of these, 542, with a fair value of $929,191, have been in an unrealized loss position for twelve or more months. The $382,852 unrealized loss for debt securities with a loss period twelve months or greater represents an aggregate 29.2% price impairment. The price impairment on the remaining 413 debt securities is 3.0%. The total fair value of debt securities, which reflect an unrealized loss at December 31, 2009 and which are rated "investment grade," is $2,186,805 or 86.8% of the total fair value of all debt securities which reflect an unrealized loss at December 31, 2009. For these purposes "investment grade" is defined by the Company to be securities rated BBB or greater.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

At December 31, 2009, the Company owned 29 stocks with a fair value of $36,214 in an unrealized loss position. Of these, 21 with a fair value of $33,286 have been in an unrealized position for more than twelve months; the unrealized loss on these securities represents an 18.2% price impairment.

Commercial mortgage-backed securities ("CMBS") represent the largest unrealized loss for twelve months or greater at December 31, 2009. The Company has performed forward-looking stress scenarios on its CMBS portfolio. As of December 31, 2009, based on these analyses, the Company did not take impairments on this portfolio.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

The following table presents fair value and unrealized losses for the Company's available for sale debt securities and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2008.

===================================================================================================================

                                       MONTHS IN UNREALIZED LOSS POSITION
                            ---------------------------------------------------------
                                  LESS THAN                        TWELVE
                                TWELVE MONTHS                 MONTHS OR GREATER                      TOTAL
-------------------------------------------------------------------------------------------------------------------
                                            UNREALIZED                    UNREALIZED                    UNREALIZED
DEBT SECURITIES              FAIR VALUE        LOSS        FAIR VALUE        LOSS        FAIR VALUE        LOSS
-------------------------------------------------------------------------------------------------------------------
U.S. government
  and agencies              $   255,552    $      2,371   $          -   $          -   $    255,552   $      2,371
States and political
  subdivisions                  260,438          20,008          7,192          2,337        267,630         22,345
Foreign government
  securities                     48,034           5,936              -              -         48,034          5,936
Domestic corporate
  securities                  1,388,306         211,317        114,516         63,985      1,502,822        275,302

Mortgage-backed
  securities:
     Residential
       mortgage-backed          298,682          76,586         78,359        102,061        377,041        178,647
     Commercial
       mortgage-backed          223,613          69,161         34,218         67,412        257,831        136,573

Asset backed non-
  mortgage-backed
  securitites
     Collateralized debt
       obligations               19,784          36,390         21,463         79,822         41,247        116,212
     Other                       66,565           6,496          9,033          5,994         75,598         12,490

Foreign corporate
  securities                    417,042          68,551         35,249         15,767        452,291         84,318
-------------------------------------------------------------------------------------------------------------------

Total of debt securities    $ 2,978,016    $    496,816   $    300,030   $    337,378   $  3,278,046   $    834,194
===================================================================================================================

Equity securities           $    91,931    $     46,491   $     19,725   $     13,414   $    111,656   $     59,905
===================================================================================================================

Total temporarily
  impaired securities       $ 3,069,947    $    543,307   $    319,755   $    350,792   $  3,389,702   $    894,099
===================================================================================================================

At December 31, 2008, the Company owned 1,715 debt securities with a fair value of $3,278,046 in an unrealized investment loss position. Of these, 270, with a fair value of $300,030, have been in an unrealized loss position for twelve or more months. The $337,378 unrealized loss for debt securities with a loss period twelve months or greater represents an aggregate 52.9% price impairment. The price impairment on the remaining 1,445 debt securities is 14.3%. The total fair value of debt securities, which reflect an unrealized loss at December 31, 2008

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

and which are rated "investment grade," is $2,985,436 or 91.1% of the total fair value of all debt securities which reflect an unrealized loss at December 31, 2008. For these purposes "investment grade" is defined by the Company to be securities rated BBB or greater.

At December 31, 2008, the Company owned 76 stocks with a fair value of $111,656 in an unrealized loss position. Of these, 13 with a fair value of $19,725 have been in an unrealized position for more than twelve months; the unrealized loss on these securities represents a 40.5% price impairment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

The following table summarizes the amortized cost and fair value of the Company's mortgage and asset-backed securities ("structured securities") which have an unrealized loss at December 31, 2009. The table further shows the number of months the structured securities have been in an unrealized loss position and the extent of impairment (percent of impairment=unrealized loss/amortized cost). Also shown are the number of structured securities involved.

================================================================================================================

                                                             FAIR VALUE BY PERCENT OF IMPAIRMENT
                                             -------------------------------------------------------------------
                                AMORTIZED                                                             GREATER
                                   COST         TOTAL       UNDER 20%       20-49%       50-80%       THAN 80%
----------------------------------------------------------------------------------------------------------------
Residential
  mortgage-backed:
    Six months or less        $    476,185   $   462,195   $   460,151   $       805   $    1,026   $        213
    Greater than six
      to twelve months              28,187        20,472        17,721           366        2,385              -
    Greater than
      twelve months                348,956       247,689       140,508        94,816        9,219          3,146
----------------------------------------------------------------------------------------------------------------
Total residential
  mortgage-backed                  853,328       730,356       618,380        95,987       12,630          3,359
----------------------------------------------------------------------------------------------------------------
  Number of securities                               134            77            29           15             13
Commercial
  mortgage-backed:
    Six months or less              49,219        48,821        48,821             -            -              -
    Greater than six
      to twelve months               3,034         2,988         2,988             -            -              -
    Greater than
      twelve months                247,521       122,031        47,821        33,891       37,513          2,806
----------------------------------------------------------------------------------------------------------------
Total commercial
  mortgage-backed                  299,774       173,840        99,630        33,891       37,513          2,806
----------------------------------------------------------------------------------------------------------------
  Number of securities                                41            14             6           13              8
Collateralized debt
  obligations
    Greater than six
      to twelve months               2,794           207             -             -           39            168
    Greater than
      twelve months                119,200        27,125           251        12,388        8,500          5,986
----------------------------------------------------------------------------------------------------------------
Total Collateralized debt
  obligations                      121,994        27,332           251        12,388        8,539          6,154
----------------------------------------------------------------------------------------------------------------
  Number of securities                                22             1             3            5             13
Other structured
  securities
    Greater than
      twelve months                 31,684        28,193        17,844        10,349            -              -
----------------------------------------------------------------------------------------------------------------
Total Other structured
  securities                        31,684        28,193        17,844        10,349            -              -
----------------------------------------------------------------------------------------------------------------
  Number of securities                                 5             3             2            -              -
Total:
  Six months or less               525,404       511,016       508,972           805        1,026            213
  Greater than six
    to twelve months                34,015        23,667        20,709           366        2,424            168
  Greater than
    twelve months                  747,361       425,038       206,424       151,444       55,232         11,938
----------------------------------------------------------------------------------------------------------------
  Total number of securities                         202            95            40           33             34

  Total                       $  1,306,780   $   959,721   $   736,105   $   152,615   $   58,682   $     12,319
================================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

The following table summarizes the amortized cost and fair value of the Company's mortgage and asset-backed securities ("structured securities") which have an unrealized loss at December 31, 2008. The table further shows the number of months the structured securities have been in an unrealized loss position and the extent of impairment (percent of impairment=unrealized loss/amortized cost). Also shown are the number of structured securities involved.

================================================================================================================

                                                             FAIR VALUE BY PERCENT OF IMPAIRMENT
                                             -------------------------------------------------------------------
                                AMORTIZED                                                             GREATER
                                   COST         TOTAL       UNDER 20%       20-49%       50-80%       THAN 80%
----------------------------------------------------------------------------------------------------------------
Residential
  mortgage-backed:
    Six months or less        $    177,834   $   157,744   $   120,795   $    36,949   $        -   $          -
    Greater than six
      to twelve months             197,434       140,938        46,135        90,984        3,819              -
    Greater than
      twelve months                180,420        78,359        22,869        30,372       19,265          5,853
----------------------------------------------------------------------------------------------------------------
Total residential
  mortgage-backed                  555,688       377,041       189,799       158,305       23,084          5,853
----------------------------------------------------------------------------------------------------------------
  Number of securities                               100            55            30            9             6
Commercial
  mortgage-backed:
    Six months or less             225,656       183,909       154,268        18,329       10,888            424
    Greater than six
      to twelve months              67,118        39,704         6,161        26,147        6,768            628
    Greater than
      twelve months                101,630        34,218             -        17,817       10,576          5,825
----------------------------------------------------------------------------------------------------------------
Total commercial
  mortgage-backed                  394,404       257,831       160,429        62,293       28,232          6,877
----------------------------------------------------------------------------------------------------------------
  Number of securities                                55            25            11           12             7
Collateralized debt
  obligations
    Six months or less              21,915         4,961         2,155             -            -          2,806
    Greater than six
      to twelve months              34,259        14,823             -         9,791        3,529          1,503
    Greater than
      twelve months                101,285        21,463             -             -       16,500          4,963
----------------------------------------------------------------------------------------------------------------
Total non-mortgage
  asset-backed securities          157,459        41,247         2,155         9,791       20,029          9,272
----------------------------------------------------------------------------------------------------------------
  Number of securities                                28             6             2            9             11
Non-mortgage
  asset-backed securities:
    Six months or less              73,061        66,565        60,484         6,081            -              -
    Greater than
      twelve months                 15,027         9,033             -         9,033            -              -
----------------------------------------------------------------------------------------------------------------
Total non-mortgage
  asset-backed securities           88,088        75,598        60,484        15,114            -              -
----------------------------------------------------------------------------------------------------------------
  Number of securities                                27            24             2            1              -
Total:
  Six months or less               498,466       413,179       337,702        61,359       10,888          3,230
  Greater than six
    to twelve months               298,811       195,465        52,296       126,922       14,116          2,131
  Greater than
    twelve months                  398,362       143,073        22,869        57,222       46,341         16,641
----------------------------------------------------------------------------------------------------------------
  Total number of securities                         210           110            45           31             24

  Total                       $  1,195,639   $   751,717   $   412,867   $   245,503   $   71,345   $     22,002
================================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

INVESTMENT CREDIT RISK

The Company maintains a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established exposure limits, diversification standards, and review procedures to mitigate credit risk. The Company's largest ten exposures by fair value to a single credit exposure, other than the United States government or agencies backed by the full faith and credit of the United States government, at December 31, 2009 are as follows:

======================================================================================

                                       AVERAGE            AMORTIZED
                                    CREDIT RATING           COST           FAIR VALUE
--------------------------------------------------------------------------------------
American Capital Strategies               B             $    31,417       $    31,224
BP Capital Markets PLC                   AA+                 30,377            30,727
Spartech Corporation                     BBB-                29,272            30,327
Procter & Gamble Co                      AA-                 26,883            27,767
United Parcel Service                    AA-                 21,250            22,328
Oracle Corp                               A                  21,355            21,524
Coca-Cola Co                              A+                 20,589            21,189
Chevron Corp                              AA                 19,988            21,021
Cisco Systems                             A+                 21,399            20,868
Shell International Finance              AA+                 20,015            20,776
-------------------------------------------------------------------------------------
                                                         $  242,545       $   247,751
=====================================================================================

The Company's largest ten unrealized loss positions, at December 31, 2009 are as follows:

======================================================================================

                                         AMORTIZED COST   FAIR VALUE   UNREALIZED LOSS
--------------------------------------------------------------------------------------
G-Force LLC 2005                         $       19,999   $    4,329   $      (15,671)
Capital Trust Re CDO 2005-3A                     20,978        8,711          (12,267)
Greenwich Capital Comm Fndg 2006-RR1             15,285        3,358          (11,927)
JER CDO 2005-1A                                  10,987          928          (10,058)
Alesco Preferred Funding 10X                      9,998          131           (9,867)
Morgan Stanley Capital 2005-6                    12,454        3,200           (9,254)
Bank of America Alt. Loan Trust 2005-6           22,098       12,887           (9,210)
Wachovia Bank Comm Mtg Tr 2004-C14               14,284        5,149           (9,135)
Multi-Security Asset Trust 2005-RR4A             12,551        4,662           (7,890)
Morgan Stanley Capital 2005-RR6                   8,070          597           (7,472)
--------------------------------------------------------------------------------------
                                         $      146,704   $   43,952   $     (102,751)
======================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

DERIVATIVE FINANCIAL INSTRUMENTS

Consistent with its asset allocation strategy, the Company utilizes derivative financial instruments to help maximize risk-adjusted investment returns; to reduce interest rate risks of long-term assets; to manage exposure to various credit, currency and market risks; and to manage exposure to various equity and fixed income market sectors.

The following table provides a summary of the carrying value, notional amount and current market or fair value of derivative financial instruments at December 31, 2009:

=======================================================================================================================

                                                                            BALANCE                           BALANCE
                                   FAIR        NOTIONAL     FAIR VALUE       SHEET          FAIR VALUE        SHEET
                                   VALUE        AMOUNT        ASSETS        LOCATION        LIABILITIES      LOCATION
-----------------------------------------------------------------------------------------------------------------------
Derivatives designated as
  hedging instruments:
                                                                           Other invested                     Accounts
    Financial futures            $    4,397   $   146,809   $     4,560  assets             $       163     payable
                                                                           Other invested                     Accounts
    Cross currency swaps                589        37,989         1,396  assets                     807     payable
                                                                           Other invested
    Interest rate swaps               3,967        60,845         3,967  assets                       -
-----------------------------------------------------------------------                     -----------
Total derivatives designated
  as hedging instruments              8,953       245,643         9,923                             970
-----------------------------------------------------------------------                     -----------

Derivatives not designated
  as hedging instruments:
                                                                           Other invested                     Accounts
    Financial futures                (2,653)      305,564           596  assets                   3,249     payable
                                                                           Other invested                     Accounts
    Purchased option contracts       70,086       345,974        70,086  assets                       -     payable
                                                                           Other invested                     Accounts
    Written option contracts        (51,832)        1,388             -  assets                  51,832     payable
-----------------------------------------------------------------------                     -----------
Total derivatives not designated
  as hedging instruments             15,601       652,926        70,682                          55,081
-----------------------------------------------------------------------                     -----------

Total derivative financial
     instruments                 $   24,554   $   898,569   $    80,605                     $    56,051
=======================================================================                     ===========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

The following table provides a summary of the carrying value, notional amount and current market or fair value of derivative financial instruments at December 31, 2008:

=======================================================================================================================

                                                                            BALANCE                          BALANCE
                                   FAIR        NOTIONAL     FAIR VALUE       SHEET          FAIR VALUE         SHEET
                                   VALUE        AMOUNT        ASSETS        LOCATION        LIABILITIES      LOCATION
-----------------------------------------------------------------------------------------------------------------------
Derivatives designated as
  hedging instruments:
                                                                           Other invested                     Accounts
   Financial futures             $  (3,428)   $    55,846   $         -  assets             $     3,428     payable
                                                                           Other invested                     Accounts
   Cross currency swaps              8,352         37,989         8,352  assets                       -     payable
-----------------------------------------------------------------------                     -----------
Total derivatives designated
  as hedging instruments             4,924         93,835         8,352                           3,428
-----------------------------------------------------------------------                     -----------
Derivatives not designated
  as hedging instruments:
                                                                           Other invested                     Accounts
   Financial futures               (10,799)       248,832           115  assets                  10,914     payable
                                                                           Other invested                     Accounts
   Purchased option contracts       11,737        280,733        11,737  assets                       -     payable
                                                                           Other invested                     Accounts
   Written option contracts         (8,902)         2,808             -  assets                   8,902     payable
-----------------------------------------------------------------------                     -----------
Total derivatives not designated
  as hedging instruments            (7,964)       532,373        11,852                          19,816
-----------------------------------------------------------------------                     -----------

Total derivative financial
    instruments                  $  (3,040)   $   626,208   $    20,204                     $    23,244
=======================================================================                     ===========

Futures Contracts: Futures contracts are a commitment to purchase or deliver securities or currency in the future at a predetermined price or yield, and are usually settled in cash. When a futures contract is entered into, a margin account is established with the broker based on the requirements of the futures exchange.

The Company utilizes short positions in foreign currency futures to manage the foreign currency fair value risk exposure to investments denominated in foreign currencies. Foreign currency futures designated as hedging the foreign currency risk of foreign currency denominated long-term bonds and common stock are classified as foreign currency fair value hedges. The Company assesses the effectiveness of foreign currency fair value hedges based on the changes in fair value attributable to changes in spot prices. The change in the fair value of the foreign currency futures related to the changes in the difference between the spot price and the futures price is excluded from the assessment of hedge effectiveness and recognized in earnings. Based on this assessment of effectiveness, the foreign currency fair value hedges using short foreign currency futures contracts were effective in 2009 and 2008. Ineffectiveness could be present in a hedging relationship even if the assessment of effectiveness shows a highly effective relationship. The ineffectiveness in a fair value hedge is calculated as the extent that the change in the fair value of hedging instrument does not offset the change in the fair value of the hedged item.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

The Company utilizes short positions in foreign currency futures to hedge a portion of its net assets in its consolidated foreign affiliates from the effects of fluctuations in currency exchange rates and designates these futures as net investment hedges. The Company assesses the effectiveness of the foreign net investment hedges based on the changes in forward exchange rates. When deemed effective, changes in fair value of the foreign currency futures are recorded in accumulated other comprehensive loss. The amounts in accumulated other comprehensive loss will be reclassified into earnings in the same periods during which the hedged forecasted transactions affect earnings. Ineffectiveness could be present in a hedging relationship even if the assessment of effectiveness shows a highly effective relationship. Based on this assessment of effectiveness, the foreign net investment hedge using short foreign currency futures contracts were effective in 2009 and 2008.

Foreign currency futures and equity futures that cannot be designated to specific foreign currency risk are not accounted for under hedge accounting. All changes in the fair value of undesignated foreign currency futures are recorded in net realized investment losses.

Currency Forwards: Currency forward contracts are a commitment to purchase or deliver currency in the future at a predetermined price and time. The Company utilizes short positions in foreign currency forwards to manage the foreign currency fair value risk exposure to investments denominated in foreign currencies. Foreign currency forwards designated as hedging the foreign currency risk of foreign currency denominated long-term bonds are classified as foreign currency fair value hedges. The Company assesses the effectiveness of the foreign currency fair value hedge based on the changes in fair value attributable to changes in spot prices. The change in the fair value of the foreign currency futures related to the changes in the difference between the spot price and the futures price is excluded from the assessment of hedge effectiveness and currently recognized in earnings. Based on this assessment of effectiveness, the foreign currency fair value hedges using short foreign currency forward contracts were highly effective in 2009 and 2008. If the foreign currency forwards were not deemed highly effective, the change in fair value of the foreign currency forwards would be recorded in net realized investment losses with no offset from the hedged item. Ineffectiveness could be present in a hedging relationship even if the assessment of effectiveness shows a highly effective relationship. The ineffectiveness in a fair value hedge is calculated as the extent that the change in the fair value of hedging instrument does not offset the change in the fair value of the hedged item.

Foreign currency forwards hedging foreign currency denominated bonds that cannot be designated to specific foreign currency risk are not accounted for under hedge accounting. All changes in the fair value of undesignated foreign currency forwards are recorded in net realized investment losses.

Cross Currency Swaps: Under cross currency swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between functional currency (U.S. Dollar) fixed or floating rate interest amounts and foreign currency fixed or floating rate interest amounts calculated by reference to agreed upon notional principal amounts. Generally, exchanges of functional currency (U.S. Dollar) and foreign currency notional amounts are made at the initiation and maturity of the contract. The Company uses cross currency swaps to eliminate the variability in functional currency equivalent cash flows of foreign currency denominated debt instruments. The Company designates the cross currency swaps as foreign currency cash flow hedges when the swaps are deemed highly effective. The changes in fair value of the cross currency swaps attributable to the hedged risk is recorded in accumulated other comprehensive loss to an extent it is effective. The amounts in accumulated other comprehensive loss will be reclassified into earnings in the same periods during which the hedged forecasted transactions affect earnings. If the cross currency swaps were not deemed highly effective, the change in fair value of the cross currency swaps would be recorded in net realized investment losses. Based on this assessment of effectiveness, the foreign currency fair value hedges using short foreign currency forward contracts were highly effective in 2009 and 2008.

Interest Rate Swaps: The Company uses interest rate swaps to reduce market risks from changes in interest rates and to properly align the risk characteristics of assets and liabilities. Under interest rate swaps the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. Generally no cash

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

is exchanged at the outset of the contract and no principal payments are made by either party. The interest rate swap contracts are entered into pursuant to master agreements that normally provide for a single net payment to be made by one counterparty at each due date.

The Company enters into certain interest rate swaps designated as cash flow hedges. The Company assesses the effectiveness of cash flow hedges based on a comparison of the change in fair value of the actual swap to the change in fair value of a "perfect" hypothetical swap which has terms that identically match the critical terms of the hedged items. Based on this assessment of effectiveness, the cash flow hedges were highly effective in 2009 and 2008. Accordingly, the fair value of the actual swap was recorded at fair value on the balance sheet and accumulated other comprehensive loss was adjusted to the lesser of the actual swap fair value or the hypothetical swap's fair value. If the amount in accumulated other comprehensive loss was limited to the hypothetical swap's fair value, the difference was recorded in net realized investment losses. The amounts in accumulated other comprehensive loss will be reclassified into earnings in the same periods during which the hedged forecasted transactions affect earnings. If the hedges were not deemed highly effective, the change in fair value of the interest rate swaps would be recorded in net realized investment losses with no offset from the hedged items. All changes in the fair value of undesignated interest rate swaps are recorded in net realized investment losses.

The Company enters into certain interest rate swaps designated as fair value hedges. The Company assesses the effectiveness of fair value hedges based on the changes in fair value attributable to changes in the benchmark interest rate. Based on this assessment of effectiveness, the fair value hedges were highly effective in 2009 and 2008. If the hedges were not deemed highly effective, the change in fair value of the interest rate swaps would be recorded in net realized investment losses with no offset from the hedged item. All changes in the fair value of undesignated interest rate swaps are recorded in net realized investment losses.

Options: Options are contracts that grant the purchaser, for a premium payment, the right to receive an amount of money based on a specified formula within a specified period of time. The Company issues market index certificates, equivalent to a written option. In return for the premium received, the Company agrees to pay the participant a percentage of the market price increase of an equity index above an agreed upon strike price at the end of a specified term. The Company mitigates risk from these agreements by purchasing over-the-counter call options with identical terms.

The Company also purchases over-the-counter call options to mitigate the risk of returns offered to policyholders who purchase equity indexed annuities. Net gains (losses) of $8,547, ($13,823) and $459 were recorded to net realized investment losses in 2009, 2008 and 2007, respectively.

The Company issues equity-indexed annuity contracts that guarantee a return of principal to the customer and credit interest based on certain indices, primarily the S&P 500 Index. A portion of the premium from each customer is invested in investment grade fixed income securities and is intended to cover the minimum guaranteed value due to the customer at the end of the term. A portion of the premium is used to purchase over-the-counter call options to hedge the potential growth in interest credited to the customer as a direct result of the increases in the related indices.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

The following table provides the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding embedded derivatives and the offset of the hedged item in an effective hedge for the years ended December 31:

========================================================================================================================

                                                                                                              INCOME
                                                                                                             STATEMENT
                                                                  2009           2008          2007          LOCATION
------------------------------------------------------------------------------------------------------------------------
Net investment income, reclassed from
  accumulated other comprehensive income (loss):
       Cross currency swaps, cash flow hedge                  $         -    $         -   $    (2,208)   Other income
       Interest rate swaps, cash flow hedge                         1,424            317           148    Other income
-------------------------------------------------------------------------------------------------------

Total derivatives reclassed to net investment income                1,424            317        (2,060)
-------------------------------------------------------------------------------------------------------

Net realized investment gains (losses):

                                                                                                          Operating and
  Currency futures, fair value hedge                               (15,413)       13,245       (10,065)   other expenses
  Currency futures, ineffectiveness in hedge                          (250)          307          (268)   Other income
  Currency futures, net investment hedge                            17,001             -             -    Other income
  Currency futures, non-qualifying                                  (3,604)        1,271       (10,377)   Other income
  Currency forwards, non-qualifying                                      -           (14)         (171)   Other income
  Equity futures, non-qualifying                                   (79,295)      (10,736)          333    Other income

                                                                                                          Operating and
  Interest rate swaps, fair value hedge                              3,967        (1,706)       (1,927)   other expenses
  Interest rate swaps, ineffectiveness in hedge                          -          (366)         (173)   Other income
  Interest rate swaps, non-qualifying                                    -             -             -    Other income
  Options, non-qualifying                                            4,969       (13,867)          370    Other income
-------------------------------------------------------------------------------------------------------

Total net realized investment gains (losses) on derivatives        (72,625)      (11,866)      (22,278)
-------------------------------------------------------------------------------------------------------

Accumulated other comprehensive income (loss):
  Currency futures, net investment hedge                           (41,449)       44,525        (1,783)   Other income
  Cross currency swaps, cash flow hedge                             (7,762)        9,843        (3,896)   Other income
  Interest rate swaps, cash flow hedge                                   -         5,408         1,571    Other income
-------------------------------------------------------------------------------------------------------

Total accumulated other comprehensive
  income (loss) on derivatives                                     (49,211)       59,776        (4,108)
-------------------------------------------------------------------------------------------------------

Total derivative impact                                       $   (120,412)  $    48,227   $   (28,446)
=======================================================================================================

Income (loss) on derivative activity is included in other income for all activity, except for currency futures-fair value hedge and interest rate swaps-fair value hedge which are included with operating and other expenses.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

The following table presents the components of accumulated other comprehensive loss, before income tax, related to cash flow hedges as of December 31:

===================================================================================================

                                                      2009               2008              2007
---------------------------------------------------------------------------------------------------
Unrealized gain (loss) on derivatives included
  in accumulated other comprehensive loss as
  of January 1                                    $    56,988       $    (2,471)       $      (423)

Gains (losses) deferred in accumulated other
   comprehensive loss on the effective portion
   of cash flow hedges                                (49,211)           59,776             (4,108)
Amounts reclassified to net investment income          (1,424)             (317)             2,060
---------------------------------------------------------------------------------------------------

Unrealized gain (loss) on derivatives included
  in accumulated other comprehensive loss as of
  December 31                                     $     6,353       $    56,988        $    (2,471)
===================================================================================================

The Company estimates that $956 will be reclassed in 2010 from accumulated other comprehensive loss to net investment income as contractual cash flows on cross currency swaps are settled and from cash flows on interest rate swaps designated as cash flow hedges that were terminated in 2009. The Company is hedging its exposure to the variability in future cash flows for a maximum of ten years on forecasted transactions excluding those transactions related to the payment of variable interest on existing instruments.

The Company is exposed to credit losses in the event of nonperformance by the counterparties to its swap and forward agreements. The Company monitors the credit standing of the counterparties and has entered into cash collateral agreements based on the credit rating of the counterparty. The Company anticipates that the counterparties will be able to fully satisfy their obligations under the contracts given their high credit ratings. The futures contracts are traded on a regulated exchange and, in the opinion of management, have little or no counterparty risk.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

EMBEDDED DERIVATIVES

The Company issues products that contain embedded derivatives including equity indexed annuities and guarantees contained in variable annuity policies. Such embedded derivatives are required to be separated from their host contracts and accounted for at fair value. The following table presents the fair value of embedded derivatives, which are reported as part of policyholder account balances in the consolidated balance sheets, as of December 31:

===================================================================================================

                                                                           2009            2008
---------------------------------------------------------------------------------------------------
Equity indexed annuities                                               $      29,048   $     20,272
Guarantees on variable annuities                                               8,442          8,851
---------------------------------------------------------------------------------------------------

Total embedded derivatives                                             $      37,490   $     29,123
===================================================================================================

The following table presents changes in fair value related to embedded derivatives for the years ended December 31:

===================================================================================================

                                                          2009             2008             2007
---------------------------------------------------------------------------------------------------
Net realized investment gains (losses)               $      8,367    $        5,424    $          -
Interest credited to policyholder account balances              -                 -           1,136
===================================================================================================

FAIR VALUE MEASUREMENT

The Company adopted FASB ASC 820 Fair Value Measurements and Disclosures ("FASB ASC 820") effective January 1, 2008. FASB ASC 820 defines fair value, establishes a framework for measuring fair value under GAAP, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and enhances disclosures about fair value measurements. FASB ASC 820 provides guidance on how to measure fair value when required under existing accounting standards.

The Company applied the provisions of FASB ASC 820 in the 2008 consolidated financial statements. The Company's adoption of FASB ASC 820 did not materially impact the fair values of its financial instruments. The Company did not apply FASB ASC 820 to nonfinancial assets and liabilities as permitted by FASB ASC 820-10- 15 and FASB ASC 820-10-50-8A.

FASB ASC 820 establishes a fair value hierarchy that prioritized the inputs to valuation techniques used to measure fair value into three broad levels. In accordance with FASB ASC 820, we have categorized our financial instruments, based on the degree of subjectivity inherent in the valuation technique, as follows:

   o Level 1: Inputs are directly observable and represent quoted prices for identical assets or liabilities in active markets the Company has the ability to access at the measurement date (for example, U.S. Government securities and active exchange-traded equity securities).

   o Level 2: Inputs are observable, either directly or indirectly, other than quoted prices included in Level 1, for the asset or liability. This includes: (i) quoted prices for similar instruments in active markets,

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

       (ii) quoted prices for identical or similar instruments in markets that are not active, (iii) inputs other than quoted prices that are observable for the instruments and (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means. (for example, certain corporate and municipal bonds and certain preferred stocks).

   o Level 3: Inputs are unobservable inputs reflecting the Company's estimates of the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, (for example, certain structured securities and privately held investments).

For purposes of applying the provisions of FASB ASC 820, observable inputs are those inputs used by market participants in valuing financial instruments, which are developed based on market data obtained from independent sources. In the absence of sufficient observable inputs, unobservable inputs, reflecting the Company's estimates of the assumptions market participants would use in valuing financial assets and liabilities, are developed based on the best information available in the circumstances. The Company uses prices and inputs that are current as of the measurement date. In periods of market turmoil, such as that existing at year end 2009 and 2008, the ability to observe prices and inputs may be reduced for many investments, which in turn could cause an investment to be reclassified from Level 1 to Level 2 or from Level 2 to Level 3. In some instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The availability of observable inputs varies by investment. The availability can also be significantly affected by illiquid or disrupted markets such as the market at December 31, 2008 and, to a somewhat lesser extent, at December 31, 2009. In situations where the fair value is based on inputs that are unobservable in the market or on inputs from inactive markets, the determination of fair value requires more judgment and is subject to the risk of variability. The degree of judgment exercised by the Company in determining fair value is typically greatest for investments categorized in Level 3.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

The hierarchy requires the use of market observable information when available for assessing fair value. The following table summarizes the Company's assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2009.

===================================================================================================

ASSETS, AT FAIR VALUE                      LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
---------------------------------------------------------------------------------------------------
Cash equivalents                        $    165,000   $          -   $          -   $     165,000
Debt securities:
    U.S. government and agencies             100,092          5,315              -         105,407
    States and political subdivisions              -        436,599              -         436,599
    Foreign government securities                  -         80,624              -          80,624
    Domestic corporate securities                  -      3,317,625         74,068       3,391,693
    Mortgage-backed securities:
       Residential mortgage-backed                 -        652,191        293,399         945,590
       Commercial mortgage-backed                  -        189,721         32,635         222,356
    Collateralized debt obligations                -              -         27,514          27,514
    Other structured securities                    -         96,194          5,077         101,271
    Foreign corporate securities                   -        798,479              -         798,479
---------------------------------------------------------------------------------------------------
       Total debt securities                 100,092      5,576,748        432,693       6,109,533

Equity securities                            130,303         27,159         22,904         180,366
Mortgage loans                                     -              -         50,218          50,218
Short-term investments                         3,497          4,569              -           8,066
Student loans receivable                           -              -         15,845          15,845
Derivative assets                              1,744         22,810              -          24,554
Separate account assets                            -      4,049,659              -       4,049,659
---------------------------------------------------------------------------------------------------

    Total assets                        $    400,636   $  9,680,945   $    521,660   $  10,603,241
===================================================================================================

===================================================================================================

LIABILITIES, AT FAIR VALUE                 LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
---------------------------------------------------------------------------------------------------
Derivatives embedded in
    annuity contracts                   $          -   $          -   $     37,490   $      37,490
---------------------------------------------------------------------------------------------------

    Total liabilities                   $          -   $          -   $     37,490   $      37,490
===================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

The hierarchy requires the use of market observable information when available for assessing fair value. The following table summarizes the Company's assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2008.

===================================================================================================

ASSETS, AT FAIR VALUE                      LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
---------------------------------------------------------------------------------------------------
Cash equivalents                        $     69,533   $          -   $          -   $      69,533
Debt securities:
    U.S. government and agencies             375,226         82,911              -         458,137
    States and political subdivisions              -        327,685              -         327,685
    Foreign government securities                  -         99,693          1,103         100,796
    Domestic corporate securities                  -      2,029,126         76,822       2,105,948
    Mortgage-backed securities:
       Residential mortgage-backed                 -        549,078        369,621         918,699
       Commercial mortgage-backed                  -        251,248         51,729         302,977
    Collateralized debt obligations                -              -         44,591          44,591
    Other structured securities                    -         80,728          7,444          88,172
    Foreign corporate securities                   -        547,370         24,195         571,565
---------------------------------------------------------------------------------------------------
       Total debt securities                 375,226      3,967,839        575,505       4,918,570

Equity securities                            169,093          4,153         23,369         196,615
Mortgage loans                                     -              -         55,767          55,767
Short-term investments                       219,841          1,471              -         221,312
Student loans receivable                           -              -          8,159           8,159
Derivative assets                            (14,227)        11,187              -          (3,040)
Separate account assets                    3,284,611              -              -       3,284,611
---------------------------------------------------------------------------------------------------

    Total assets                        $  4,104,077   $  3,984,650   $    662,800   $   8,751,527
===================================================================================================

===================================================================================================

LIABILITIES, AT FAIR VALUE                 LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
---------------------------------------------------------------------------------------------------
Derivatives embedded in
    annuity contracts                   $          -   $          -   $     29,123   $      29,123
---------------------------------------------------------------------------------------------------

    Total liabilities                   $          -   $          -   $     29,123   $      29,123
===================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

A summary of valuation techniques for classes of financial assets and liabilities by fair value hierarchy level are as follows:

Level 1 Measurements
--------------------
Cash equivalents: Consists of money market funds; valuation is based on the closing price as of the balance sheet date.

U.S. government and agencies: Consists of U.S. Treasury securities and debentures (non-MBS/ABS) issued by agencies of the U.S. government. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

Equity securities - common and preferred stock, publicly traded: Consists of U.S. and Canadian exchange traded common and preferred stocks; valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

Short-term investments: Consists of U.S. Treasury securities and short-term domestic securities; valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

Derivative assets: Exchange traded derivatives (primarily futures and options) that are actively traded and are valued based on quoted prices for identical instruments in markets that are active. Other derivatives are reported in Level 2, as their fair value is based on inputs that are not directly observable and based on certain valuation inputs.

Separate account assets: Consists of actively traded mutual funds that have daily quoted net asset values at which the Company could transact.

Level 2 Measurements
--------------------
U.S. Government and agencies: Valued based on observable inputs such as the U.S. Treasury yield curve, market indicated spreads by security rating and quoted prices for identical assets in markets that are not active and/or similar assets in markets that are active.

States and political subdivisions: Consists of municipal general obligation and revenue bonds for which pricing is determined based on observable inputs such as the U.S. Treasury yield curve, market indicated spreads by security rating and comparable trades in the municipal bond markets.

Foreign government securities: Consists primarily of Canadian and Australian sovereign and provincial debentures. Valued based on observable inputs such as the applicable market yield curve, market indicated spreads by security rating, and quoted prices for identical assets in markets that are not active and/or similar assets in markets that are active.

Domestic corporate securities: Valued based on observable inputs such as the U.S. Treasury yield curve, market indicated spreads by security rating and quoted prices for identical assets in markets that are not active and/or similar assets in markets that are active.

Residential mortgage-backed securities: Valuation is principally based on observable inputs including quoted prices for similar assets in markets that are active and observable market data, such as the U.S. Treasury curve.

Commercial mortgage-backed securities: Valuation is principally based on observable inputs including quoted prices for similar assets in markets that are active and observable market data, such as the U.S. Treasury curve.

Non-mortgage asset-backed securities: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

Foreign corporate securities: Valued based on observable inputs such as the applicable, country-specific market yield curve, market indicated spreads by security rating and quoted prices for identical assets in markets that are not active and/or similar assets in markets that are active.

Equity securities - common and preferred stock, publicly traded: Consists of U.S. and Canadian exchange traded common and preferred stocks; valuation is based on observable inputs such as the applicable market yield curve, market indicated spreads by security rating, and quoted prices for identical assets in markets that are not active and/or similar assets in markets that are active.

Short-term investments: Consists of U.S. Treasury securities and short-term domestic securities; valuation is based on observable inputs such as the U.S. Treasury yield curve, market indicated spreads by security rating and quoted prices for identical assets in markets that are not active and/or similar assets in markets that are active.

Derivatives: Consists of derivatives such as interest-rate swaps, currency forwards, and other over the counter derivatives used for hedging purposes. Valuation inputs having a material effect on fair value include market quoted interest rates, market-implied volatility and other observable inputs regularly used by industry participants in the over-the-counter derivatives markets. Exchange traded derivatives are reported in Level 1.

Separate account assets: Consists of actively traded mutual funds that have daily quoted net asset values at which the Company could transact.

Level 3 Measurements
--------------------
Foreign government securities: Valued based on unobservable inputs such as quoted prices for similar assets in markets that may not be active.

Domestic corporate securities: Valued based on unobservable inputs such as quoted prices from a third party for identical assets in markets that are not active and/or similar assets in markets that are active.

Residential mortgage-backed securities: Valuation is principally based on unobservable inputs including quoted prices for similar assets in markets that may not be active. When available, market indices and observable inputs, along with analytical modeling are used. However, observable inputs on non-distressed asset trades are not frequent.

Commercial mortgage-backed securities: Valuation is principally based on unobservable inputs including quoted prices for similar assets in markets that may not be active. When available, market indices and observable inputs, along with analytical modeling are used. However, observable inputs on non-distressed asset trades are not frequent.

Non-mortgage asset-backed securities: Valuation is principally based on unobservable inputs including quoted prices for similar assets in markets that may not be active. When available, market indices and observable inputs, along with analytical modeling are used. However, observable inputs on non-distressed asset trades are not frequent.

Foreign corporate securities: Valued based on unobservable inputs such as quoted prices from a third party for identical assets in markets that are not active and/or similar assets in markets that are active.

Equity securities - common and preferred stock, non-publicly traded: Consists of non-public securities primarily acquired in conjunction with investments in limited partnerships. Such investments are initially valued at transaction price and subsequently adjusted when evidence is available to support adjustments. Such evidence includes change in value as a result of public offerings, market comparables, market liquidity, the investees' financial results, sales restrictions, or other items.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

Mortgage loans: Consists of commercial mortgage loans; valuation is based on the loan interest rate compared to published rates of similar loans based on type, duration (including prepayment positions), and interest rate and by considering collateral values and credit risk of the borrower.

Student loans receivable: Valued based on discounted cash flow analyses with interest rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings.

Derivatives embedded in annuity contracts: The Company offers certain variable annuity products with guaranteed minimum benefit riders. These include guaranteed minimum withdrawal benefit ("GMWB") riders and guaranteed minimum accumulation benefit ("GMAB") riders. GMWB and GMAB riders are embedded derivatives, which are measured at fair value separately from the host variable annuity contract. Equity indexed annuities also contain an embedded derivative, the option on a stock index. Changes in fair value are reported in net realized investment losses.

The fair value for these embedded derivatives is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. The Company projects cash flows from the derivatives under multiple capital market scenarios using observable risk free rates then includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's debt as well as its claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment. These derivatives may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior and risk margins related to non-capital market inputs may result in significant fluctuations in the fair value of the derivatives that could materially affect net income. See Embedded Derivatives within this Note for the impact to net income.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

The following table sets forth the fair values of assets classified as level 3 within the fair value hierarchy at December 31, 2009:

======================================================================================================================

                                            TOTAL REALIZED/UNREALIZED
                                             GAIN (LOSS) INCLUDED IN:
                                           ----------------------------
                                                                               NET
                              BALANCE                        OTHER          PURCHASES,                      BALANCE
                             JANUARY 1,                   COMPREHENSIVE    (SALES) AND     TRANSFER IN    DECEMBER 31,
                                2009        EARNINGS(1)      INCOME        (MATURITIES)    TO LEVEL 3        2009(2)
----------------------------------------------------------------------------------------------------------------------
Debt securities             $    575,505   $  (166,134)   $      94,550    $   (46,306)   $    (24,922)   $    432,693
Equity securities                 23,369          (484)          (3,275)         3,261              33          22,904
Mortgage loans                    55,767             -            6,562        (12,111)              -          50,218
Student loans receivable           8,159        (1,840)               -          9,526               -          15,845
----------------------------------------------------------------------------------------------------------------------
   Total assets             $    662,800   $  (168,458)   $      97,837    $   (45,630)   $    (24,889)   $    521,660
======================================================================================================================

Derivatives embedded
   in annuity contracts     $     29,123   $     8,367    $           -    $         -    $          -    $     37,490
----------------------------------------------------------------------------------------------------------------------
   Total liabilities        $     29,123   $     8,367    $           -    $         -    $          -    $     37,490
======================================================================================================================

(1) Included in earnings is amortization of premium/discount, impairments, realized gains and losses and lapses associated with embedded derivatives.
(2) There were no material unrealized gains (losses) for the period included in earnings attributable to the fair value relating to assets and liabilities classified as level 3 that are still held at December 31, 2009.

The following table sets forth the fair values of assets classified as level 3 within the fair value hierarchy at December 31, 2008:

======================================================================================================================

                                            TOTAL REALIZED/UNREALIZED
                                             GAIN (LOSS) INCLUDED IN:
                                           ----------------------------
                                                                               NET
                              BALANCE                        OTHER          PURCHASES,                      BALANCE
                             JANUARY 1,                   COMPREHENSIVE    (SALES) AND     TRANSFER IN    DECEMBER 31,
                                2008        EARNINGS(1)      INCOME        (MATURITIES)    TO LEVEL 3        2008(2)
----------------------------------------------------------------------------------------------------------------------
Debt securities             $    213,374   $  (198,546)   $      16,729    $   (16,092)   $     560,040   $    575,505
Equity securities                 19,404        (1,004)          (9,118)        14,087                -         23,369
Mortgage loans                         -        (3,336)               -         59,103                -         55,767
Student loans receivable               -          (530)               -          8,689                -          8,159
----------------------------------------------------------------------------------------------------------------------
     Total assets           $    232,778   $  (203,416)   $       7,611    $    65,787    $     560,040   $    662,800
======================================================================================================================

Derivatives embedded
     in annuity contracts   $     23,807   $     5,316    $           -    $         -    $           -   $     29,123
----------------------------------------------------------------------------------------------------------------------
     Total liabilities      $     23,807   $     5,316    $           -    $         -    $           -   $     29,123
======================================================================================================================

(1) Included in earnings is amortization of premium/discount, impairments, realized gains and losses and lapses associated with embedded derivatives.
(2) There were no material unrealized gains (losses) for the period included in earnings attributable to the fair value relating to assets and liabilities classified as level 3 that are still held at December 31, 2008.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

FAIR VALUE MEASUREMENT - NONRECURRING BASIS

Certain assets and liabilities are measured at fair value on a nonrecurring basis; that is, the assets and liabilities are not measured at fair value on an ongoing basis but are subject to fair value adjustments only in certain circumstances. Other than the remeasurement of the Company's equity interest in Producers AG Insurance Group, Inc. detailed in Note 16, the Company had no assets or liabilities that required a fair value adjustment as of December 31, 2009 or 2008.

FAIR VALUE OPTION AND STUDENT LOANS

The Company elected the fair value option with respect to all student loans receivable to better reflect their economics. These loans are included in other invested assets at December 31, 2009 and 2008.

The fair value and the aggregate unpaid principal balance of the Company's student loans for which the fair value option has been elected at December 31, 2009 and 2008 are as follows:

===================================================================================================

                                                                           2009            2008
---------------------------------------------------------------------------------------------------
Fair value                                                             $   16,768      $     8,343
Aggregate contractual principal amount outstanding                         19,001            8,862
---------------------------------------------------------------------------------------------------
Fair value (under) aggregate contractual
    principal amount outstanding                                       $   (2,233)     $      (519)
===================================================================================================

The fair values of the student loans are estimated using discounted cash flow analyses with interest rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. In addition the Company makes assumptions regarding the default rate, prepayment rate and market rate. Loans with similar characteristics are aggregated for purposes of the calculations. The change in the fair value of the loans is included in net realized investment losses in the accompanying consolidated statement of operations. Interest income is recorded on an accrual basis and is included in net investment income. At December 31, 2009 $1,440 of loans were in repayment status with an immaterial amount of loans past due.

SECURITIES ON DEPOSIT/ASSETS DESIGNATED

Iowa law requires that assets equal to a life insurer's legal reserve must be designated for the Iowa Department of Commerce, Insurance Division. The legal reserve is equal to the net present value of all outstanding policies and contracts involving life contingencies. At December 31, 2009 and 2008, bonds and notes, mortgage loans and policy loans with a carrying value of $5,960,101 and $5,133,615, respectively, were accordingly designated for Iowa. Other regulatory jurisdictions require cash and securities to be deposited for the benefit of policyholders. Pursuant to these requirements, securities with a fair value of $50,370 and $38,578 were on deposit as of December 31, 2009 and 2008, respectively.

A subsidiary of the Company entered into a one year unsecured revolving credit facility agreement with JP Morgan Chase Bank in 2009, to which the Company serves as guarantor. The Company, as guarantor, is required to comply with financial covenants including a maximum ratio of total debt to policyholders' surplus, a minimum statutory risk-based capital ratio, and minimum statutory surplus. As of December 31, 2009 the Company has pledged assets of $42,535 to guarantee this agreement. See Note 12, Notes Payable, for a further description of this agreement.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

The Company entered into a modified coinsurance agreement in 2008. For 2009 the amount deposited was increased by $10,000 and the rate was increased by 8%. Under the terms of the coinsurance agreement the risk of loss is not sufficiently transferred to the reinsurer. Accordingly, the agreement is accounted for using the deposit method. As part of the agreement the Company is required to maintain certain assets according to guidelines contained in the agreement. These assets are managed according to guidelines contained in the agreement and provide the basis for investment income to be earned and paid to the reinsurer.

ASSET RESTRICTIONS

At December 31, 2009 and 2008, $42,845 and $41,506 of securities were held in trust, securing an agreement originally entered into by the Company's wholly-owned subsidiary, CUNA Mutual Investment Corporation, now secured by the Company, to provide, under certain circumstances, capital support to an unconsolidated subsidiary. See Note 11, Commitments and Contingencies--Capital Support Agreement, for a further description of this arrangement.

NOTE 4: INCOME TAX

CUNA Mutual and certain of its domestic subsidiaries file a consolidated life-nonlife federal income tax return. The Company has entered into a tax sharing agreement with its subsidiaries. The agreement provides for the allocation of tax expense between CUNA Mutual and its subsidiaries and is based on each subsidiary's contribution to the consolidated federal income tax liability. The agreement is substantially in accordance with Reg. Section 1.1552-1(a)(1) and1.1502-33(d)(3). The agreement departs from Reg. Section 1.1552-1(a)(1) and 1.1502-33(d)(3) in that subsidiaries which have incurred losses are reimbursed regardless of the utilization of the loss in the current year.

Income tax expense (benefit) attributable to income (loss) from continuing operations for the years ended December 31 is as follows:

===================================================================================================

                                                     2009               2008               2007
---------------------------------------------------------------------------------------------------
Current tax expense (benefit)                    $   (84,499)      $    (5,792)        $    74,247
Deferred tax expense (benefit)                        44,512           (83,564)            (37,927)
---------------------------------------------------------------------------------------------------

Total income tax expense (benefit)               $   (39,987)      $   (89,356)        $    36,320
===================================================================================================

The income tax effects of discontinued operations are shown in Note 15.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

Income tax expense (benefit) differs from the amount computed by applying the U.S. federal corporate income tax rate of 35% to income (loss) from continuing operations before income taxes, equity in income (loss) of unconsolidated affiliates and net income (loss) attributable to noncontrolling interests due to the items listed in the following reconciliation:

===================================================================================================

                                                     2009               2008               2007
---------------------------------------------------------------------------------------------------
Tax expense (benefit) computed at federal
  corporate tax rate                             $  (39,162)       $    (85,516)       $    54,773
Tax-exempt investment income                         (4,718)             (4,511)            (3,869)
Settlement of prior year taxes                       (3,115)                343             (9,623)
Dividends-received deduction                         (3,461)             (2,761)            (4,972)
Meals and entertainment                                 553                 986                869
Valuation allowance                                  11,600                   -                  -
Rate differential on dividends
  received from foreign affiliates                        -                 637                  -
Foreign operations                                       11               (396)             (1,318)
Other, net                                           (1,695)              1,862                460
---------------------------------------------------------------------------------------------------

Total income tax expense (benefit) on
     continuing operations                       $  (39,987)       $   (89,356)        $    36,320
===================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial statement purposes and the amounts for income tax purposes. Significant components of the Company's deferred tax assets and liabilities at December 31, 2009 and 2008 are as follows:

===================================================================================================

                                                                           2009            2008
---------------------------------------------------------------------------------------------------
Deferred tax assets:
     Policy liabilities and reserves                                   $   137,102     $   116,167
     Pension and other employee benefits                                    78,448          86,518
     Investments                                                            91,091         136,960
     Unearned revenue                                                       46,580          49,292
     Loss reserve discounting                                               12,534          11,951
     Accrued expenses                                                       29,279          32,445
     Dividends payable to policyholders                                     12,790          12,517
     Foreign currency translation                                           14,302           7,201
     Loss carryforwards                                                     14,959          25,469
     Unrealized investment losses                                           94,740         252,085
     Other                                                                  11,626           5,132
---------------------------------------------------------------------------------------------------

Gross deferred tax assets                                                  543,451         735,737
---------------------------------------------------------------------------------------------------

     Less: valuation allowance                                                   -          13,000
---------------------------------------------------------------------------------------------------

Net deferred tax assets                                                    543,451         722,737
---------------------------------------------------------------------------------------------------

Deferred tax liabilities:
     Deferred policy acquisition costs                                     148,987         145,825
     Deferred and uncollected premium                                        9,000           7,789
     Fixed assets and real estate                                            5,403           3,375
     Intangible assets                                                      19,243          15,450
     Undistributed net income of unconsolidated affiliates                  29,602          31,500
     Other                                                                   8,785           8,391
---------------------------------------------------------------------------------------------------

Gross deferred tax liabilities                                             221,020         212,330
---------------------------------------------------------------------------------------------------

Deferred tax asset, net                                                $   322,431     $   510,407
===================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

The Company determines the need for a valuation allowance for recorded gross deferred income tax assets. All available evidence, both positive and negative, is considered in making this evaluation. Sources of taxable income available under the tax law to realize these deferred tax assets, which represent a combination of tax benefits associated with temporary differences and carryforwards, include (1) future reversals of existing taxable temporary differences, (2) future taxable income exclusive of reversing temporary differences and carryforwards, (3) taxable income in prior carryback years, and
(4) tax planning strategies. To qualify as a source of taxable income, tax planning strategies must, among meeting other tests, be prudent and feasible.

Forming a conclusion with respect to valuation allowances can be difficult in certain circumstances, including situations where there are significant deferred tax assets related to realized and unrealized capital losses, the benefit of which requires the realization of future capital gain taxable income during a carryforward period that is limited by tax law. These determinations are ultimately judgments based on an evaluation of the best facts available at the time. The ultimate outcome could vary from the amounts recorded.

The Company considered the need for a valuation allowance with respect to its gross deferred tax assets, including deferred tax assets, aggregating $259,000 and $434,000, that relate to realized and unrealized capital losses recorded in the determination of income and other comprehensive income for financial statement purposes as of December 31, 2009 and 2008, respectively. Included in the $259,000 and $434,000 is approximately $134,000 and $280,000, respectively, related to fixed income securities with unrealized losses, for which a valuation allowance is not required as management has the intent and ability to hold these securities to recovery. Based on the Company's evaluation of both the positive and negative evidence and certain identified tax planning strategies, the Company recorded a valuation allowance of $13,000 at December 31, 2008, all of which related to investment capital losses, and had no valuation allowance at December 31, 2009. The realization of further investment capital losses in 2010 could generate additional deferred tax assets. Those deferred tax assets, along with the remaining deferred tax assets from December 31, 2009, would be subjected to subsequent determinations of the need for a valuation allowance. The outcome of such future determinations would necessarily be based on the facts and circumstances at that time and cannot be predicted with certainty.

Income tax expense includes $11,600 attributable to an increase in the valuation allowance relating to the deferred tax assets on investment capital losses recorded in the first quarter of 2009. This valuation allowance was released in connection with the implementation of the amendments to FASB ASC 320 on April 1, 2009; however, the release was recorded as an increase to retained earnings and therefore did not reverse the amount recorded in income tax expense on a year-to-date basis. The release of the valuation allowance is related to the reversal of previously recorded other-than-temporary impairments that would not have been recorded under new guidance. Management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized based on the Company's assessment that the deductions ultimately recognized for tax purposes will be fully utilized.

As of December 31, 2009 and 2008, the Company had federal capital loss carryforwards of approximately $27,000 and $57,000, respectively; the related tax benefits are $9,000 and $20,000. These carryforwards expire in 2012 and 2013. As of December 31, 2009 and 2008, the Company had federal operating loss carryforwards of approximately $13,000 and $13,000, respectively; the related tax benefits are approximately $5,000 and $5,000. These carryforwards expire in years 2024 through 2026.

The Company generally does not provide U.S. deferred income taxes or foreign withholding taxes on undistributed earnings from foreign affiliates since the earnings are intended to be reinvested indefinitely. It is not practical to estimate the amount of additional taxes that might be payable on such undistributed earnings.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

===================================================================================================

                                                                           2009            2008
---------------------------------------------------------------------------------------------------
Balance at January 1                                                   $   62,449      $    55,981
  Additions (reductions) based on tax positions related to the
    current year                                                           (2,390)           4,526
  Additions for prior years' tax positions                                  3,343            7,303
  Reductions for prior years' tax positions                                (4,123)            (631)
  Reductions for settlements                                                    -           (4,657)
  Reductions for expiration of statutes                                      (793)             (73)
---------------------------------------------------------------------------------------------------

Balance at December 31                                                 $   58,486      $    62,449
===================================================================================================

Included in the balance of unrecognized tax benefits at December 31, 2009 and 2008 are $33,250 and $35,500, respectively, of unrecognized tax benefits that, if recognized would affect the effective income tax rate in future periods. The statute of limitations relating to certain tax years may close in 2010. Management does not anticipate that the closing of any statute of limitation will result in a material change in its uncertain tax benefits.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits as part of the income tax provision. During the years ended December 31, 2009 and 2008, the Company recognized approximately ($2,448) and $3,273 in interest and penalties. The Company had accrued $24,497 and $26,944 for the payment of interest and penalties at December 31, 2009 and 2008, respectively.

The Company or one of its subsidiaries files income tax returns in the U.S. federal jurisdiction and various states and foreign jurisdictions. For the major jurisdictions where it operates, the Company is generally no longer subject to income tax examinations by tax authorities for years ended before December 31, 2005 for CUNA Mutual and subsidiaries and December 31, 2005 for CUNA Mutual Life Insurance Company ("CMLIC") and subsidiaries. However, the statutes remain open for years ended after December 31, 1997 for CMLIC and subsidiaries. CUNA Mutual and CMLIC merged on December 31, 2007. For tax purposes the merger was effective January 1, 2008.

NOTE 5: RELATED PARTY TRANSACTIONS

In the normal course of business, there are various transactions between the Company and other related entities. In certain circumstances, expenses are shared between the companies. Expenses incurred that are specifically identifiable with a particular company are borne by that company; other expenses are allocated among the companies on the basis of time and usage studies.

In 2006, the Company began offering through a program called the CMG Employee Co-Investment Fund ("Co-Investment plan") the ability for selected senior leaders to participate in a program to invest their personal funds in limited partnerships in which the Company had invested in. This participation came in the form of a percentage share of the underlying investment pool of all of the Company's limited partnership investments. In July 2008, the Company bought out the employee participants in the Co-Investment plan due to the increasing complexity of the program from an administrative and tax perspective for both the Company and the participants. The participants received their net capital contributions through their last statement date of March 31, 2008 and calculated interest on those contributions from inception of their investment through the buyout date. The total distributed to the participants was $2,300, including $189 of interest.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

NOTE 6: REINSURANCE

The Company enters into reinsurance agreements to reduce overall risk, including exposure to large losses and catastrophic events. The Company retains the risk of loss in the event that a reinsurer is unable to meet the obligations assumed under the reinsurance agreements. The Company also assumes insurance risk that was directly written by other insurance entities.

The effects of reinsurance on premiums and on claims, benefits, and losses incurred for the years ended December 31 are as follows:

=====================================================================================================================

                                         2009                          2008                          2007
---------------------------------------------------------------------------------------------------------------------
                                 LIFE &       PROPERTY &       LIFE &       PROPERTY &       LIFE &       PROPERTY &
                                HEALTH         CASUALTY       HEALTH         CASUALTY       HEALTH         CASUALTY
                               INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
---------------------------------------------------------------------------------------------------------------------
Premiums:
    Direct                   $  1,226,295    $   609,328    $ 1,207,757    $   541,059    $ 1,187,323    $   494,765
    Assumed from ProAg(1)               -        230,708              -        248,309              -        127,830

    Assumed from
        non-affiliates              3,842        123,762          1,430        160,623          2,137        125,342
    Ceded to ProAg(1)                   -        (65,931)             -        (66,857)             -        (32,970)
    Ceded to non-affiliates       (18,687)       (45,228)       (20,599)       (16,509)       (17,399)       (19,432)
---------------------------------------------------------------------------------------------------------------------

Net premiums                 $  1,211,450    $   852,639    $ 1,188,588    $   866,625    $ 1,172,061    $   695,535
=====================================================================================================================
Claims, benefits and
losses incurred:
    Direct                   $    782,694    $   418,313    $   736,004    $   290,645    $   733,471    $   281,400
    Assumed from ProAg(1)               -        228,681              -        203,466              -         93,418
    Assumed from
        non-affiliates              1,063         93,942            758        127,712         (1,280)        80,730
    Ceded to ProAg(1)                   -        (62,309)             -        (49,828)             -        (30,751)
    Ceded to non-affiliates       (14,017)       (34,311)       (16,104)        (8,668)       (17,416)       (14,106)
---------------------------------------------------------------------------------------------------------------------

Net claims, benefits and
losses                       $    769,740    $   644,316    $   720,658    $   563,327    $   714,775    $   410,691
=====================================================================================================================

(1) Through October 30, 2009, date ProAg became a 100%-owned subsidiary (see
Note 16).

The balance of reinsurance recoverables at December 31, 2009 and 2008 was $273,573 and $119,477, respectively. These balances are subject to uncertainties similar to the estimates of the gross reserves for claims and policy benefits and loss and loss adjustment expenses. The collection of the balances is also subject to risks. The Company evaluates the risks to collection of these balances in determining the need to establish an allowance for uncollectible reinsurance. In making this determination, the Company considers, among other factors, the credit rating of the reinsurers, its past collection experience, the aging of balances, and any known credit concerns or disputes over contract interpretations. The Company has recoverables of $212,942 from three non-affiliated reinsurers at December 31, 2009 and $45,397 from a non-affiliated reinsurer at December 31, 2008. The Company believes there is no significant risk of loss related to these recoverables. Based on the Company's

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

evaluation an immaterial allowance was established at December 31, 2009; no allowance for uncollectible reinsurance was recorded at December 31, 2008.

NOTE 7: DEFERRED POLICY ACQUISITION COSTS

A summary of the policy acquisition costs deferred and amortized at and for the year ended December 31, 2009 and 2008 is shown in the following table:

==============================================================================================================

                                                                2009                         2008
--------------------------------------------------------------------------------------------------------------

                                                       LIFE AND      PROPERTY AND    LIFE AND     PROPERTY AND
                                                        HEALTH        CASUALTY        HEALTH       CASUALTY
                                                       INSURANCE      INSURANCE      INSURANCE     INSURANCE
--------------------------------------------------------------------------------------------------------------
Balance at beginning of year                         $     636,356   $     23,010   $   557,341   $    25,801
  Policy acquisition costs deferred                        272,630         73,031       268,724        67,195
  Policy acquisition costs amortized
    and adjustments for changes in
    life and health gross profit assumptions              (267,142)       (67,721)     (258,217)      (69,075)
  Effect of change in net unrealized gains (losses)
    on securities available for sale                       (75,826)             -        69,084             -
  Impact of foreign exchange                                   647          1,018          (576)         (911)
--------------------------------------------------------------------------------------------------------------

Balance at end of year                               $     566,665   $     29,338   $   636,356   $    23,010
==============================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

NOTE 8: LIABILITY FOR CLAIM RESERVES

The following table presents activity relating to unpaid claim and claim adjustment expense reserves for property and casualty and certain accident and health insurance policies:

==============================================================================================================

                                                        2009                                 2008
--------------------------------------------------------------------------------------------------------------
                                           ACCIDENT AND      PROPERTY AND       ACCIDENT AND      PROPERTY AND
                                              HEALTH           CASUALTY            HEALTH           CASUALTY
                                             INSURANCE         INSURANCE          INSURANCE         INSURANCE
--------------------------------------------------------------------------------------------------------------
Balance as of January 1                    $    399,178      $    432,945      $     425,032      $   380,653
  Less experience refunds liability              50,664             5,241             51,648            3,862
  Less reinsurance recoverables                   6,277            47,662              5,805           23,613
--------------------------------------------------------------------------------------------------------------
Net balance as of January 1                     342,237           380,042            367,579          353,178
--------------------------------------------------------------------------------------------------------------
Incurred, net of reinsurance
   recoverable, related to:
     Current year                               234,990           610,881            236,681          624,678
     Prior years                                  9,124            29,857           (26,936)          (61,352)
--------------------------------------------------------------------------------------------------------------
Total incurred                                  244,114           640,738            209,745          563,326
--------------------------------------------------------------------------------------------------------------
Paid, net of reinsurance
   recoverable related to:
     Current year                                79,682           360,079             82,406          362,931
     Prior years                                155,499           277,384            152,681          173,531
--------------------------------------------------------------------------------------------------------------
Total paid                                      235,181           637,463            235,087          536,462
--------------------------------------------------------------------------------------------------------------
Net balance at December 31                      351,170           383,317            342,237          380,042
  Plus experience refunds liability              36,474             6,375             50,664            5,241
  Plus reinsurance recoverables                   6,330            64,015              6,277           47,662
--------------------------------------------------------------------------------------------------------------
Balance at December 31                     $    393,974      $    453,707      $     399,178      $   432,945
==============================================================================================================

The liability for claim reserves from prior years increased by $9,124 in 2009 and decreased by $26,936 in 2008 for accident and health products. For property and casualty products, the increase was $29,857 in 2009 and the decrease was $61,352 in 2008.

For accident and health products, the 2009 increase in prior years incurred losses primarily relates to an increase in the reporting period for credit disability coverages. For accident and health products, the 2008 decrease in claim reserves was driven by better experience in both group and credit disability products.

For property and casualty products, the 2009 increase in prior years incurred losses primarily relates to adverse development of December 31, 2008 crop reserves. For property and casualty products, the significant decrease in 2008 relates to improvements from losses associated with fraudulent use of credit and debit cards issued by credit unions, which were in part covered by fidelity bond insurance issued by the Company. Smaller favorable development in certain other property and casualty lines was offset by adverse experience in workers compensation.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

NOTE 9: BENEFIT PLANS

The Company has noncontributory defined benefit pension plans covering substantially all full time employees other than employees of CPI Qualified Plan Consultants, Inc. or Producers AG Insurance Group, Inc., both 100% owned subsidiaries of the Company. Certain employees and directors are also eligible for non-qualified defined benefit plans. Retirement benefits are provided using either a traditional or cash balance formula. The traditional formula provides benefits based on compensation and years of service. The cash balance formula utilizes notional accounts which credit participants with benefits equal to a percentage of eligible pay as well as earnings credits for each account balance. The cash balance formula applies to employees hired after December 31, 2001 for employees not covered under a collective bargaining agreement and September 1, 2005 for employees covered under a collective bargaining agreement and the majority of the benefit obligations relate to the traditional formula. The Company's policy is to fund pension costs as required to meet the minimum funding requirements under the Employee Retirement Income Security Act of 1974. At December 31, 2009 $191,558 of the benefit plan assets shown in the table below are invested in the Ultra Series Fund, a family of mutual funds which is managed by an alliance that the Company is party to. (See Note 18.) At December 31, 2008, $231,772, of the benefit plan assets shown in the table below are invested in the Ultra Series Fund, which was then managed by a wholly-owned subsidiary of the Company.

The Company's Board adopted an amendment to freeze the traditional formula portion of the pension plan for non-represented employees, effective August 1, 2009. Employees will retain the benefits they have accrued under the grandfathered plans as of the date of the freeze, however, no additional benefits will be accrued under the traditional formula. The effect of this amendment was a $57,578 decrease in the projected benefit obligation. CUNA Mutual will continue to fund benefits for these employees under the cash balance formula.

The Company has postretirement benefit plans which provide certain medical and life insurance benefits to eligible participants and dependents. The cost of postretirement benefits is recognized over the period the employees perform services to earn the benefits. Effective December 31, 2008 retiree health benefits were eliminated for all non represented employees and those represented employees who had retired prior to June 1, 2005. As discussed in greater detail below, the effect of eliminating these benefits was a pre-tax increase to 2008 income of $121,823.

The measurement date for all benefit plans is December 31.

Amounts recognized in accumulated other comprehensive income as of December 31, 2009 and 2008 are as follows:

===================================================================================================

                                                                           2009            2008
---------------------------------------------------------------------------------------------------
Net prior service costs                                                $   (21,987)    $    (1,982)
Net actuarial loss                                                         172,747         174,275
---------------------------------------------------------------------------------------------------
Total recognized in accumulated other comprehensive loss, before tax       150,760         172,293
Tax expense                                                                 52,042          59,525
---------------------------------------------------------------------------------------------------

Total recognized in accumulated other comprehensive loss, net of tax   $    98,718     $   112,768
===================================================================================================

The estimated net actuarial loss and prior service cost for the postretirement benefit plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2010 are $10,690 and ($2,438), respectively.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

The following table summarizes information about the plans at December 31:

===================================================================================================

                                         PENSION BENEFITS           OTHER POSTRETIREMENT BENEFITS
                                     2009               2008             2009            2008
---------------------------------------------------------------------------------------------------
Fair value of plan assets        $    471,171       $    389,424    $      7,157    $       6,625
Benefit obligation                   (616,456)          (588,913)        (42,113)         (37,113)
---------------------------------------------------------------------------------------------------

Net liability recognized in the
    consolidated balance sheet   $   (145,285)      $   (199,489)   $    (34,956)   $     (30,488)
===================================================================================================

The accumulated benefit obligations for the Company's defined benefit pension plans were $573,710 and $522,660 at December 31, 2009 and 2008, respectively.

The following table provides information for the plans for the years ended December 31:

===================================================================================================

                                       PENSION BENEFITS                   OTHER BENEFITS
                                2009       2008         2007        2009       2008         2007
---------------------------------------------------------------------------------------------------
Pension benefits:
  Employer contributions      $  57,374   $   3,402   $   8,040   $  1,371   $   7,520   $   6,025
  Benefit payments               34,589      37,375      41,919      1,371       7,520       6,025
  Net periodic benefit cost      31,428      11,014      19,518        998      10,963       9,413
  Settlement gain                     -           -           -          -      75,101           -
  Curtailment gain                1,629           -           -        247      46,722       6,573
===================================================================================================

The pension benefit costs for 2009 include recognition of a curtailment gain of $1,629. The postretirement benefit costs for 2009 include recognition of a curtailment gain of $247. These curtailment gains include the result of workforce reductions.

The postretirement benefit costs for 2008 include recognition of a curtailment gain of $46,722. This curtailment gain is the result of the suspension of the Company's retiree health benefits for employees not represented under a collective bargaining agreement, effective December 31, 2008. Subsequently, retiree health benefits were eliminated for those non-represented employees and retirees as well as represented employees who retired prior to June 1, 2005. This resulted in a settlement gain of $75,101 recorded as a reduction to 2008 operating expenses in the consolidated 2008 statement of operations.

The postretirement benefit costs for 2007 include recognition of a curtailment gain of $6,573. This curtailment gain is the result of the termination of a significant number of employees covered under the plan as the result of the Company's outsourcing effort that began in 2005. Termination dates for the impacted employees ended in 2007, which triggered the recognition of the curtailment gain.

The 2007 curtailment was net of $3,329, which is the amount the Company recognized for the implementation of a change in its method of accounting for defined pensions an other postretirement plans. This reduction was for

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

the elimination of prior service costs related to the curtailment that were recognized as a part of the curtailment gain in postretirement benefit costs.

In the table below, information is presented as of December 31 for those pension plans for which the accumulated benefit obligation exceeds the fair value of plan assets.

===================================================================================================

                                                                           2009            2008
---------------------------------------------------------------------------------------------------
Projected benefit obligation                                           $   616,456     $   588,890
Accumulated benefit obligation                                             573,710         522,660

Fair value of plan assets:
  Debt securities                                                      $   330,377     $   245,550
  Equity securities                                                        128,226         118,439
  All other investments                                                     12,568          25,435
---------------------------------------------------------------------------------------------------

Total fair value of plan assets                                        $   471,171     $   389,424
===================================================================================================

CUNA Mutual's actuarial assumptions used to develop pension and other postretirement benefit expense for the years ended December 31 were as follows:

===================================================================================================

                                                                           2009              2008
---------------------------------------------------------------------------------------------------
Discount rate                                                              6.57%             5.20%
Expected long-term rate of return on plan assets                           7.40%             8.00%
Assumed rate of compensation                                               4.12%             4.12%
===================================================================================================

The assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation is 10.00% reducing to 4.50% by 2078. The discount rate used in determining the accumulated postretirement benefit obligation is 6.09% and 6.8% for 2009 and 2008 respectively.

In determining the discount rate, the Company used the Citibank Above Median Pension Curve, which is represented by a series of annualized individual discount rates from six months to thirty years. The curve is constructed from the above median option adjusted spreads of AA corporate bonds. The specific curve is constructed by grouping bonds into five maturity zones (1-3yr, 3-7yr, 7-15yr, 15-25yr, and 25yr+) and taking the average spread by maturity zone and using linear interpolation to determine specific rates per period. In determining the expected long-term rate of return on plan assets, the Company used the current investment allocation applied to a long-term historical indexed rate of return for these asset classes.

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare Part D as well as a federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to Medicare Part D. The effects of the subsidy are reflected in the measurement of the net periodic postretirement benefit costs. The effect of the subsidy for 2009 was a reduction of the postretirement benefit cost of $478 including $181 related to service cost, $296 related to interest cost and no costs related to recognized net actuarial gain/loss. Comparable figures for 2008 were a reduction of the postretirement benefit cost of $2,388 including $938 related to service cost, $1,266 related to interest cost and $184 related to recognized net actuarial gain/loss. The subsidy reduced the 2009 accumulated postretirement benefit obligation by $4,767 compared to $4,500 in 2008. Subsidies received in 2009 and 2008 amounted to $21 and $489, respectively.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

Estimated future benefit payments for the years ended December 31 are as follows:

===================================================================================================

                                                         OTHER           OTHER             OTHER
                                                        BENEFITS        BENEFITS          BENEFITS
                                        PENSION          BEFORE         MEDICARE           AFTER
                                        BENEFITS        SUBSIDY         SUBSIDY           SUBSIDY
---------------------------------------------------------------------------------------------------
Estimated future benefit payments
   2010                               $    33,921     $     1,345      $       24       $     1,321
   2011                                    35,219           1,570              34             1,537
   2012                                    36,430           1,791              47             1,745
   2013                                    37,580           2,055              61             1,994
   2014                                    39,234           2,379              77             2,302
   2015-2019                              222,207          17,220             798            16,422
===================================================================================================

We anticipate making a minimum contribution of $10,000 in 2010 with future amounts to be determined based on future asset performance and liabilities. For other benefits, the employer contribution will be equivalent to the estimated 2010 benefits.

The Company's overall investment strategy is to achieve a mix of approximately 70 percent debt related exposure and 30 percent equity exposure. Equity securities primarily include investments in large-cap and mid-cap funds primarily located in the United States. Debt related securities primarily include investment grade corporate bond funds. The Company limits its concentrations of risk by diversifying its plan assets through investment in funds rather than individual holdings. The Company maintains a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards, and review procedures to mitigate risk.

The Company directly ties market performance into the key pension assumption related to discount rate. Overall investment strategy is intended to match market asset movements with discount rate related liability changes as closely as possible. This strategy is intended to limit the range of contributions needed by the Company to maintain the plan at minimum funding levels.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

CUNA Mutual's pension plan asset allocation at December 31, by asset category, as a percentage of plan assets, and the target allocation, is shown below:

===================================================================================================

                                                                                      2009 TARGET
                                                  2009                2008             ALLOCATION
---------------------------------------------------------------------------------------------------
Asset category
    Equity securities                              27.4%               30.7%              30.0%
    Debt securities                                70.1                63.0               70.0
    Other investments                               2.5                 6.3                  -
---------------------------------------------------------------------------------------------------

    Total                                         100.0%             100.0%              100.0%
===================================================================================================

The fair value of the Company's plan assets by asset category at December 31, 2009 are presented in the following table.

===================================================================================================

PLAN ASSETS, AT FAIR VALUE               LEVEL 1         LEVEL 2        OTHER             TOTAL
---------------------------------------------------------------------------------------------------
Debt securities                       $    193,257    $   137,120    $         -      $    330,377
Equity securities                           80,780         47,446              -           128,226
---------------------------------------------------------------------------------------------------
   Total plan assets at fair value         274,037        184,566              -           458,603

Other assets                                     -              -         12,568            12,568
---------------------------------------------------------------------------------------------------
   Total plan assets                  $    274,037    $   184,566    $    12,568      $    471,171
===================================================================================================

A summary of valuation techniques for classes of pension plan and other benefit assets by fair value hierarchy level are as follows:

Level 1 Measurements
--------------------
Debt securities: Consists of actively traded mutual funds that have daily quoted net asset values at which the Company could transact.

Equity securities - common and preferred stock, publicly traded: Consists of U.S. and Canadian exchange traded common and preferred stocks; valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

Level 2 Measurements
--------------------
Debt securities: Consists of actively traded mutual funds that have daily quoted net asset values at which the Company could transact.

Equity securities - common and preferred stock, publicly traded: Consists of U.S. and Canadian exchange traded common and preferred stocks; valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

Other assets: Consists primarily of cash and dividends receivable.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

CUNA Mutual invests the pension plans' assets with the goal of meeting short and long term obligations, employing optimization techniques to achieve the highest expected return under a target level of portfolio risk. The portfolio risk target is based on the pension plans' funded status, payout features, and participants' characteristics. This methodology takes into account asset class correlations to assure appropriate portfolio diversification. Asset class allocations are allowed to approximate target with a small tolerance to changes in overall portfolio risk. Derivatives may be used to maintain the target allocation.

The expected rates of return and variance for each asset class are derived using statistical techniques based on long-term historical data. Returns and correlations are adjusted slightly to reflect trends and portfolio manager expectations.

OTHER POST EMPLOYMENT BENEFITS

The Company has a plan to provide severance pay and continuation of certain life and health benefits to qualifying inactive or former employees during the severance period. The Company also provides certain life and health benefits to employees in disability status. The liability for these other post employment benefits was $11,804 and $6,235 at December 31, 2009 and 2008, respectively.

DEFINED CONTRIBUTION PLANS

The Company sponsors thrift and savings plans which cover all regular full-time employees and agents who meet certain eligibility requirements. Under the plans, the Company contributes an amount equal to a participant's contribution, up to a maximum of 5% of a participant's salary. The Company match is vested according to plan schedules. The Company's contributions for the years ended December 31, 2009, 2008 and 2007 were $12,738, $13,884 and $13,058 respectively.

BENEFIT PLANS FUNDED WITH RABBI TRUSTS

The Company also has a variety of deferred compensation plans for key executives and directors. The accrued liability for these plans was $69,979 and $64,340 as of December 31, 2009 and 2008, respectively, and is included in accounts payable and other liabilities in the consolidated balance sheets. These plans have been partially funded with assets in Rabbi trusts. Assets placed in trust also include amounts deposited to fund certain qualified defined benefit plans which are excluded from the determination of the accrued liability. The total amounts held in the Rabbi trusts were $58,621 and $55,105 at December 31, 2009 and 2008, respectively. These assets represent investments in mutual funds carried at fair value and are included with other equity securities in the consolidated balance sheets. Assets in such trusts are held for the benefit of the plan beneficiaries but remain the property of the Company.

NOTE 10: STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

The Company and its insurance subsidiaries are subject to statutory regulations as to maintenance of policyholders' surplus and the payment of dividends. Generally, ordinary dividends, including those to the parent, must meet notice requirements promulgated by the regulator of the subsidiary's state of domicile ("Insurance Department"). Extraordinary dividends, as defined by state statutes, must be approved by the Insurance Department. The Company has three wholly-owned subsidiaries that are subject to statutory dividend restrictions. CUMIS Insurance Society, Inc., CUMIS Specialty Insurance Company, Inc. and MEMBERS Life Insurance Company ("MEMBERS") have dividend restrictions at December 31, 2009 of $39,873, $4,164 and $4,531, respectively. MEMBERS, through its parent company, paid the Company $15,000 in return of capital in 2008; this return of capital was eliminated in consolidation. The Company has two wholly-owned subsidiaries subject to statutory dividend restrictions in Texas. At December 31, 2009, Producers Agriculture Insurance Company has a restriction of $4,962 and Producers Lloyds Insurance Company has a restriction of $561.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

Risk-based capital requirements promulgated by the National Association of Insurance Commissioners require U.S. insurers to maintain minimum capitalization levels that are determined based on formulas incorporating credit risk, insurance risk, interest rate risk, and general business risk. At December 31, 2009, the Company and its insurance affiliates' adjusted surplus exceeded the minimum requirements.

CUNA Mutual and its insurance company affiliates file statutory-basis financial statements with insurance regulatory authorities. The Insurance Department has allowed CUNA Mutual to use certain accounting practices which differ from prescribed statutory accounting practices (permitted practices). These permitted practices relate to the amount of admitted deferred tax assets (2008 only), the carrying value of mortgage insurance affiliates and the method of recognizing certain group life, credit life, and credit disability premiums. The use of these permitted practices increased reported statutory surplus by $65,850 as of December 31, 2009 and $162,628 as of December 31, 2008.

Unaudited statutory-basis net income (loss) of CUNA Mutual was $281,644, ($37,828) and $10,605 for the years ended December 31, 2009, 2008 and 2007, respectively. Unaudited statutory-basis surplus was $1,201,075 and $985,178 at December 31, 2009 and 2008, respectively.

NOTE 11: COMMITMENTS AND CONTINGENCIES

INVESTMENT COMMITMENTS

The Company has the following investment commitments outstanding at December 31:

===================================================================================================

                                                                           2009            2008
---------------------------------------------------------------------------------------------------
Limited partnerships:
     Energy funds                                                      $    19,242     $    25,862
     Mezzanine                                                              83,689          87,719
     Private equity                                                         73,794          77,956
     Real estate                                                            43,320          52,819
     Other                                                                       -          16,273
Mortgage loans                                                              10,315               -
Student loan receivables                                                     2,527           2,324
Private placement debt                                                      24,000               -
Bank loans                                                                       -           2,945
===================================================================================================

Limited partnership commitments generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments.

Mortgage loan commitments are agreements to fund commercial mortgages after year end for loans approved prior to year end.

Student loan commitments represent additional loan purchases after year end related to disbursements to borrowers on loans approved prior to year end.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

Private placement debt commitments are contracts signed prior to year end to purchase debt securities after year end.

Bank loan commitments represent commitments to acquire loans from banks at a specified future date.

ACQUISITION

In connection with the Company's acquisition of Producers AG Insurance Group, Inc. ("ProAg"), the Company has a contingent consideration arrangement which may require the Company to pay (or receive from) the former owners of ProAg additional amounts based on formulas defined in the purchase agreement. See Note 16 for a detailed description of this contingency.

LEASES

The Company contracts for long-term leases for office space, autos, and equipment, most of which are classified as operating leases. Certain leases have renewal options and/or fixed rental increases. Renewal options that are reasonably assured of exercise are included in determining the lease term. Any rent abatements or lease incentives, in addition to fixed rental increases, are included in the calculation of rent expense and amortized on a straight-line basis over the defined lease term.

The Company accounts for certain lease agreements, substantially all for computer equipment, as capital leases; these capital lease obligations totaled $5,949 and $2,327 at December 31, 2009 and 2008, respectively. These obligations are included in office properties, equipment and computer software and accounts payable and other liabilities in the Company's consolidated balance sheets. Amortization of capitalized assets is included in depreciation expense.

At December 31, 2009, the Company was committed under non-cancelable operating and capital leases with minimum rentals of approximately $23,555 of which $6,021 is due in 2010, $3,900 in 2011, $2,745 in 2012, $1,637 in 2013, and $9,253 in
2014 and thereafter. Rental expense included in the Company's results of operations amounted to $10,974, $16,063 and $14,762 in 2009, 2008 and 2007,
respectively.

INSURANCE GUARANTY FUNDS

The Company is liable for guaranty fund assessments related to certain unaffiliated insurance companies that have become insolvent during 2009 and prior years. The Company includes a provision for all known assessments that will be levied as well as an estimate of amounts that it believes will be assessed in the future relating to past insolvencies. The Company has established a liability of $2,975 and $3,760 at December 31, 2009 and 2008, respectively, for guaranty fund assessments. The Company also estimates the amount recoverable from future premium tax payments related to these assessments and has established an asset of $2,122 and $2,582 at December 31, 2009 and 2008, respectively. Recoveries of assessments from premium taxes are generally made over a five-year period.

CAPITAL SUPPORT AGREEMENT

Prior to 2009 CUNA Mutual Investment Corporation ("CMIC"), a wholly-owned subsidiary of the Company, owned 50% of CMG Mortgage Insurance Company ("CMG"), a Wisconsin company which sells residential mortgage guaranty insurance. The other 50% of CMG is owned by PMI Mortgage Insurance Company ("PMI"), an unaffiliated company. In 2009 CMIC, through a stock dividend, transferred ownership to CUNA Mutual which now owns the 50% of CMG. In 2008, PMI and CMIC executed a capital support agreement whereby the parties agreed to contribute up to $37,650 each, subject to certain limitations, so as to maintain the statutory risk-to-capital ratio of CMG at or below 19 to 1. The period of the agreement is three years, but may be terminated earlier if certain conditions are met. This agreement was also transferred to CUNA Mutual. At December 31, 2009, the statutory risk-to-capital ratio for CMG was 17 to 1. The carrying value of securities owned by the

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

Company and held in a trust pursuant to this agreement, was $42,845 and $41,506 as of December 31, 2009 and 2008, respectively. In the event that CUNA Mutual needs funds to meet the terms of the agreement, it may draw from this trust.

LEGAL MATTERS

Various legal and regulatory actions, including state market conduct exams, are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is routinely involved in a number of lawsuits and other types of proceedings, some of which may involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and involve a range of the Company's practices. The ultimate outcome of these disputes is unpredictable.

These matters in some cases raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including but not limited to, the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation or otherwise and, in some cases, the timing of their resolutions relative to other similar matters involving other companies. In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding. In the opinion of management, the ultimate liability, if any, resulting from all such pending actions will not materially affect the consolidated financial statements of the Company.

NOTE 12: NOTES PAYABLE

CUNA Mutual entered into a $255,000 three year unsecured revolving credit facility agreement with JP Morgan Chase Bank in 2008. A facility fee of .08% per year on the committed principal is assessed. Interest on amounts borrowed will vary based on certain benchmark interest rates. The Company is required to comply with financial covenants including a maximum ratio of total debt to policyholders' surplus, a minimum statutory risk-based capital ratio, and minimum statutory surplus. At December 31, 2009 the Company was in compliance with all of these covenants. As of December 31, 2009 the Company had $50,000 outstanding from borrowings made in 2008. In 2008 the Company had borrowed $100,000 in two separate borrowings of $50,000 in September 2008 and December 2008. Interest is being accrued at the London InterBank Offered Rate ("LIBOR") plus 27 basis points and is due at maturity or quarterly, whichever is first. The rate is 3.4% for the September borrowing and 2.1% for the December borrowing. The Company is also charged a commitment fee should the total borrowing exceed 50% of the credit facility. The credit facility expires in February, 2011. In January 2010 the Company repaid the remaining $50,000 of debt related to this revolving credit facility.

A consolidated subsidiary of the Company entered into a $35,000 one year unsecured revolving credit facility agreement with JP Morgan Chase Bank in 2009, to which the Company serves as guarantor. A facility fee of .25% per year on the committed principal is assessed. The Company, as guarantor, is required to comply with financial covenants including a maximum ratio of total debt to policyholders' surplus, a minimum statutory risk-based capital ratio, and minimum statutory surplus. The subsidiary is required to comply with a minimum statutory risk-based capital ratio. At December 31, 2009 the subsidiary and the Company were in compliance with all of these covenants. As of December 31, 2009 the subsidiary had borrowed $35,000. Interest is being accrued at LIBOR plus 125 basis points and is due at maturity or quarterly, whichever is first. The rate is 1.5% for this borrowing. The Company is also charged a commitment fee. The credit facility expires in November 2010.

As part of the acquisition of Producers AG Insurance Group, Inc. (see Note 16 for a detailed discussion) CUNA Mutual entered into a 5% secured promissory note for $28,933 with the former owners due March 31, 2012. Payments will be made December 31, 2010 and March 31, 2012.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

The Company has additional borrowing capacity as a result of contractual arrangements with the Federal Home Loan Bank of Des Moines ("FHLB) that were entered in 2007 and evidenced by Advances, Collateral Pledge, and Security Agreements. These agreements provide that the Company would be entitled to borrow from the FHLB if the Company purchased FHLB common stock and provided securities as collateral for such borrowings. The amount of such permitted borrowings would be 22.5 times the Company's FHLB stock ownership, with an overall limitation based on 30% of the Company's statutory assets. Interest on borrowings during 2009 and 2008 was calculated daily at floating rates that ranged from .30% to .31% in 2009 and 2.24% to 2.63% in 2008. As of December 31, 2009 the Company owned $11,655 of FHLB common stock, but did not have any pledged securities or outstanding borrowings under these arrangements. Borrowings from the FHLB are used for short-term cash flow management and are typically settled within one month.

NOTE 13: ACCUMULATED OTHER COMPREHENSIVE LOSS

The components of accumulated other comprehensive loss are as follows:

==========================================================================================================================

                                                                                                             ACCUMULATED
                                         FOREIGN CURRENCY     UNREALIZED        MINIMUM                         OTHER
                                           TRANSLATION        INVESTMENT        PENSION      DISCONTINUED   COMPREHENSIVE
                                          GAINS (LOSSES)    GAINS (LOSSES)     LIABILITY      OPERATIONS    INCOME (LOSS)
--------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2007               $       (18,858)   $    (129,164)   $    (54,029)   $     45,202   $    (156,849)

  Foreign currency translation,
     net of tax - $3,239                           9,640                -               -         (28,236)        (18,596)
  Unrealized holding losses,
     net of tax - ($176,679)                           -         (358,577)              -         (10,743)       (369,320)
  Minimum pension liability adjustment,
     net of tax - ($31,628)                            -                -         (58,739)          2,861         (55,878)
--------------------------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 2008                        (9,218)        (487,741)       (112,768)          9,084        (600,643)

  Foreign currency translation,
     net of tax - ($7,102)                       (10,934)               -               -         (29,182)        (40,116)
  Unrealized holding losses,
     net of tax - $171,745                             -          334,288               -          17,153         351,441
  Cumulative effect of change in
     accounting for other-than-
     temporary-impairments,
     net of tax - ($17,197)                            -          (31,938)              -               -         (31,938)
  Minimum pension liability adjustment,
     net of tax - $8,324                               -                -          14,050           2,945          16,995
--------------------------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 2009               $       (20,152)   $    (185,391)   $    (98,718)   $          -   $    (304,261)
==========================================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

NOTE 14: FAIR VALUE MEASUREMENT OF OTHER FINANCIAL INSTRUMENTS

Accounting standards require disclosure of fair value information about certain on- and off-balance sheet financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not readily available, fair values are based on estimates using present value of estimated cash flows or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rates and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

Certain financial instruments, investments accounted for using the equity method, and all nonfinancial instruments are excluded from the disclosure requirements.

The following methods and assumptions were used by the Company in estimating the fair value disclosures for significant financial instruments:

Mortgage Loans: The fair values for mortgage loans are estimated using discounted cash flow analyses with interest rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair values for mortgages in default are reported at the estimated fair value of the underlying collateral.

Policy Loans: The Company believes it is not practicable to determine the fair value of its policy loans since there is no stated maturity and policy loans are often repaid by reductions to policy benefits.

Cash, Short-term Investments, and Accrued Investment Income: The carrying amounts for these instruments approximate their fair values due to their short term nature.

Investment-Type Contracts: Investment-type contracts include group and individual annuity contracts in the general account and deposit-type contracts in the general and separate accounts. In most cases, the fair values are determined by discounting expected liability cash flows and required profit margins using the year-end swap curve plus a spread equivalent to a cost of funds for insurance companies. This methodology while theoretically valid and consistent with industry practice produces lower than expected fair values at December 31, 2009. This anomaly is mainly attributable to the large illiquidity premium embedded in the insurance company cost of funds spread used for discounting. In a few cases where liability cash flows are not available, fair value was assumed to equal statutory book value.

Notes Payable: The fair value for notes payable is estimated using discounted cash flow analyses with interest rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings.

Separate Account Liabilities: Separate account liabilities represent the account value owed to the customer which is equal to the segregated assets carried at fair value.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

The carrying amounts and estimated fair values of the Company's financial instruments not disclosed in the section above at December 31 are as follows:

===================================================================================================

                                                2009                               2008
                                      CARRYING          ESTIMATED        CARRYING        ESTIMATED
                                       AMOUNT          FAIR VALUE         AMOUNT        FAIR VALUE
---------------------------------------------------------------------------------------------------
Financial instruments
 recorded as assets:
      Mortgage loans                $    704,826      $    698,924     $    689,038    $    693,421
      Policy loans                       104,495           104,495          104,339         104,339
      Cash                               211,281           211,281          181,738         181,738
      Accrued investment income           81,488            81,488           70,213          70,213

Financial instruments
 recorded as liabilities:
      Investment-type contracts        4,287,965         3,842,159        3,749,389       2,751,777
      Notes payable                      113,852           112,391          100,000          85,082
      Separate account liabilities     4,049,659         4,049,659        3,284,611       3,284,611
===================================================================================================

NOTE 15: DISCONTINUED OPERATIONS

The Company sold certain operations that have been accounted for in the accompanying financial statements as discontinued operations. The results of operations and the gain or loss on the sale of the discontinued operations are reported, after applicable taxes, on a one-line basis in the consolidated statements of operations. Assets and liabilities of the discontinued operations have also been presented on a one line basis in the consolidated balance sheets. Prior year consolidated balance sheets and statements of operations have been reclassified to conform to the current year presentation

The principal components of discontinued operations relate to five dispositions, including three transactions in 2009 (The CUMIS Group Ltd (a Canadian subsidiary), Lending Call Center Services, LLC and IRA Services) and two transactions from earlier years.

On September 17, 2009 the Company announced plans to sell its 87% interest in The CUMIS Group Ltd., a Canadian subsidiary. On December 31, 2009 the Company completed the transaction and recorded $163,735 in proceeds and an $114,253 after-tax gain on the sale.

On October 31, 2009 the Company sold its interest in Lending Call Center Services, LLC ("LCCS"), including certain related assets. The Company recorded $2,353 in proceeds, a receivable of $4,507 that will accrue interest and be paid over the next five years and a $3,528 after-tax gain on the sale, which is net of $364 of goodwill attributed to the sale.

On June 30, 2009 the Company sold its IRA Services division, including certain related assets. The Company recorded $33,847 in proceeds and a $20,269 after-tax gain on the sale, which is net of $1,805 of goodwill attributed to the sale.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

In 2007, the Company's then 87%-owned Canadian subsidiary sold its wholly-owned property and casualty subsidiary. The Canadian subsidiary recorded $75,260 in proceeds and a $5,091 after-tax gain on the sale.

In 1998 the Company sold a property and casualty insurance subsidiary. Under the terms of that agreement the Company was entitled to receive additional sales proceeds in the event the insurance reserves assumed by the purchaser developed favorably. Subsequent favorable development has been recorded as part of discontinued operations in 2007.

The following table displays the components of discontinued operations for 2009, 2008 and 2007.

===================================================================================================

                                                     2009               2008               2007
---------------------------------------------------------------------------------------------------
Total revenues                                   $   148,530       $   175,507         $   304,736
Total expenses                                       149,682           159,352             250,483
---------------------------------------------------------------------------------------------------
Gain (loss) from discontinued operations
   before income taxes and non-operating items        (1,152)           16,155              54,253
Equity in income (loss) of unconsolidated
   affiliates                                          1,285              (722)              1,508
Gain on disposal                                     169,214                 -              10,825
Gain from favorable loss reserve development               -                 -               2,728
Income tax expense (benefit)                          33,870            15,022              19,006
---------------------------------------------------------------------------------------------------
Net Income                                           135,477               411              50,308
Less: net income attributable to noncontroling
   interests                                               -             1,186               1,841
---------------------------------------------------------------------------------------------------

Gain (loss) from discontinued operations, net
   of tax                                        $   135,477       $      (775)        $    48,467
===================================================================================================

Included in the gain on disposal for 2009 is $3,031 of disposal costs related to the sales of The CUMIS Group Ltd., IRA Services and LCCS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

Net assets of discontinued operations at December 31, 2008 are as follows:

================================================================================

                                                                      2008
--------------------------------------------------------------------------------

ASSETS
   Investments                                                    $     470,509
   Cash and cash equivalents                                             27,583
   Reinsurance recoverables                                              74,311
   Deferred policy acquisition costs                                    117,256
   Office properties, equipment and computer software                    13,370
   Deferred tax asset, net                                                6,589
   Other assets and receivables                                          31,294
   Separate account assets                                              129,499
--------------------------------------------------------------------------------
   TOTAL ASSETS                                                         870,411
--------------------------------------------------------------------------------

LIABILITIES
   Reserves and policyholder account balances                          (603,578)
   Accounts payable and other liabilities                               (68,895)
   Separate account liabilities                                        (129,499)
--------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                   (801,972)
--------------------------------------------------------------------------------

TOTAL NET ASSETS                                                  $      68,439
================================================================================

There are no significant assets or liabilities pertaining to discontinued operations as of December 31, 2009.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

Summarized cash flow statement information relating to discontinued operations is as follows:

===================================================================================================

                                                     2009               2008               2007
---------------------------------------------------------------------------------------------------
Cash flows from operating activities             $    (2,664)      $   (62,176)        $   (19,191)
Cash flows from investing activities                  (6,879)           32,303              44,305
Cash flows from financing activities                 (11,227)           (1,319)             (9,023)
---------------------------------------------------------------------------------------------------
Cash provided (used) by discontinued operations      (20,770)          (31,192)             16,091

(Increase) decrease in cash included in
   net assets of discontinued operations               2,910           101,210             (96,864)
Effect of foreign exchange rate on cash
   balances of discontinued operations                (3,978)           (6,440)              5,641
---------------------------------------------------------------------------------------------------

Cash flows from discontinued operations          $   (21,838)      $    63,578         $   (75,132)
===================================================================================================

NOTE 16: ACQUISITION OF CONTROLLING AND NONCONTROLLING INTERESTS

PRODUCERS AG INSURANCE GROUP, INC.

The Company has been involved in the crop insurance business since 2007. This involvement was accomplished through reinsurance assumed from Producers AG Insurance Group, Inc. ("ProAg") (see Note 6) as well as various levels of equity ownership of ProAg. The Company's acquisition of its equity interests in ProAg are described in the paragraphs that follow.

From August 2007 to March 2008 the Company's equity interest in ProAg was 25.2%, and from March 2008 to October 30, 2009 the Company's equity interest in ProAg was 22.6%. During this period the Company accounted for ProAg on an equity basis and thereby recorded its investment at cost plus its respective equity interest in the earnings of ProAg. On October 30, 2009, the Company's wholly owned subsidiary, CMIC, purchased the remaining 77.4% of ProAg, resulting in ProAg being a wholly-owned subsidiary of the Company as of October 30, 2009. Subsequent to that date the accounts of ProAg are consolidated in the accompanying financial statements.

Under the terms of the purchase agreement for the acquisition of the remaining 77.4%, the purchase price was $42,876, which is subject to potential adjustments (contingent consideration) based on future performance of ProAg. The $42,876 was comprised of a $14,238 cash payment and the issuance of notes payable of $28,638. The contingent consideration arrangement requires the Company to pay (or receive from) the former owners of ProAg additional amounts based on formulas defined in the purchase agreement. The contingent payments, if required, would be primarily payable in 2012 and 2013, and could range from a return of purchase price of $4,000 to an additional payment of $37,000. The Company has estimated the fair value of the contingent consideration to be $1,290, resulting in a total purchase price for the 77.4% of $44,166.

The Company has accounted for its acquisition of ProAg in accordance with FASB ASC 805, Business Combinations. Accordingly the Company adjusted its carrying value of its previously acquired 22.6% equity interest to fair value at October 30, 2009. The effect of this adjustment was to increase the previously recorded value, which resulted in a pretax gain of $4,927 included in the results of operations.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

In accordance with FASB ASC 805, Business Combinations the Company determined the fair values of the assets and liabilities acquired with the difference between purchase price and the fair values of the identified net assets recorded as goodwill. As a result of this process $37,490 was assigned to intangibles as follows:

   o   $3,000 Trade name (amortized 20 years on straight line basis)
   o $26,000 FCIC reinsurance agreement which the Company expects to perpetually renew these agreements and licenses at minimal cost (indefinite-lived asset and not amortized)
   o   $8,490 Goodwill (indefinite-lived asset and not amortized)

The following represents the fair values of the assets and liabilities of ProAg acquired at October 30, 2009:

===================================================================================================

                                                                                     ASSETS AND
                                                                                LIABILITIES ASSUMED
---------------------------------------------------------------------------------------------------
ASSETS
    Investments                                                                 $             5,590
    Cash and cash equivalents                                                                76,790
    Reinsurance recoverables                                                                582,481
    Premium receivable                                                                       89,373
    Office properties, equipment and computer software                                        5,720
    Income tax receivable                                                                     9,410
    Goodwill and other intangibles, net                                                      37,490
    Other assets and receivables                                                              1,050
---------------------------------------------------------------------------------------------------
      Total assets                                                                          807,904
---------------------------------------------------------------------------------------------------

LIABILITIES
    Loss and loss adjustment expense reserves - property and casualty                       145,769
    Notes payable                                                                            25,187
    Reinsurance payable                                                                     525,006
    Accounts payable and other liabilities                                                   54,846
---------------------------------------------------------------------------------------------------
      Total liabilities                                                                     750,808
---------------------------------------------------------------------------------------------------

FAIR VALUE OF PROAG AS OF OCTOBER 30, 2009                                      $            57,096
===================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

CPI QUALIFIED PLAN CONSULTANTS, INC.

On June 30, 2009 (the acquisition date) the Company purchased 100% of the common stock of CPI Qualified Plan Consultants, Inc. ("CPI") for cash of $34,910. CPI is a third party plan administrator which administers a variety of employee benefit plans including retirement plans, 401(k), profit-sharing, money purchase and 403(b) plans.

In accordance with FASB ASC 805, Business Combinations the Company determined the fair values of the assets and liabilities acquired with the difference between purchase price and the fair values of the identified net assets recorded as goodwill. As a result of this process $34,825 was assigned to intangibles as follows:

   o $1,154 Internally developed software (amortized over 3 years on straight line basis)
   o $11,193 Customer contracts/broker dealer relationships (amortized over 10 years)
   o   $22,478 Goodwill (indefinite-lived asset and not amortized)

The acquisition of CPI furthers the Company's growth strategy and expands the Company's diversification of products, while strengthening a product line in which it is already a recognized leader.

The following represents the fair values of the assets and liabilities of CPI acquired at June 30, 2009:

===================================================================================================

                                                                                     ASSETS AND
                                                                                LIABILITIES ASSUMED
---------------------------------------------------------------------------------------------------
ASSETS
   Office properties, equipment and computer software                           $             3,680
   Goodwill and other intangibles, net                                                       34,825
   Other assets and receivables                                                              26,161
---------------------------------------------------------------------------------------------------
     Total assets                                                                            64,666
---------------------------------------------------------------------------------------------------

LIABILITIES
   Deferred tax liability                                                                     2,909
   Accounts payable and other liabilities                                                    26,847
---------------------------------------------------------------------------------------------------
     Total liabilities                                                                       29,756
---------------------------------------------------------------------------------------------------

FAIR VALUE OF CPI AS OF JUNE 30, 2009                                           $            34,910
===================================================================================================

CU SYSTEM FUNDS

The Company increased its 37.3% ownership of CU System Funds ("CUSF") to a 51.1% ownership when an investor withdrew from the fund in 2008. CUSF is a private investment fund which purchases commercial mortgage loans and certain other secured loans originated by credit unions. Subsequent to August 1, 2008, the acquisition date, CUSF is accounted for on a consolidated basis. Included in the 2008 results of operations and the balance sheet at December 31, 2008 are the following amounts related to CUSF: net realized loss of $1,401, expenses of $468, net loss of $1,869, assets of $60,945, and liabilities of $9,569. Prior to August 2008 the Company accounted for CUSF on the equity method of accounting. Throughout 2009 the Company has continued to increase its ownership of CUSF as other investors have withdrawn from the fund. The Company currently owns 76.3% of CUSF.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

================================================================================

OTHER ACQUISITIONS

On June 29, 2007 (the acquisition date), CMIC purchased 100% of the common stock of CU BizSource, LLC from MEMBERS Development Company, LLC ("MDC") for $787 in cash. The Company owns a 49% interest in MDC. Operating results attributable to the Company's increased interested in CU BizSource are included in the statement of operations subsequent to the purchase date. The Company assigned $537 of the purchase price to an intangible asset for a covenant not to compete, which was recorded as an asset by the parent (CMIC) and was being amortized on a pro rata basis over five years. The Company determined that the covenant not to compete was impaired in 2008 and recorded a charge to expense of $376. In addition, goodwill of $1,060 and a note payable of $928 were acquired as part of the transaction. CU BizSource provides certification services and maintains underwriting standards for commercial loans issued by credit unions.

In December 2007 the Company bought the interests of the minority owners of Lending Call Center Services, LLC ("LCCS") for $1,095, generating goodwill of $1,057. LCCS processes loan applications and handles member service calls for credit unions and other financial institutions. LCCS was sold in 2009 as described in Note 15.

NOTE 17: MUTUAL FUND ALLIANCE

On June 30, 2009 the Company established an alliance with an investment management firm for the administration and management of its mutual funds. The Company transferred the asset management of these funds to the alliance for $10,312 in cash and established a receivable for $13,948 accruing interest and to be paid over the next three years. The Company will receive additional payments after three years should the alliance meet certain contingencies. The Company recorded a gain of $23,147 on this transaction which is included in other income in the accompanying statement of operations. The Company also receives a percentage of the advisory fees charged by the alliance.

NOTE 18: SUBSEQUENT EVENT

The Company evaluated subsequent events from December 31, 2009 through March 26, 2010, the issuance date of these financial statements. During this period, there has been no significant subsequent events that require adjustment to or disclosure in the financial statements as of December 31, 2009 or for the twelve months then ended.

--------------------------------------------------------------------------------

                                     PART C

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements. All required financial statements are included in Part B of this registration statement.

(b) Exhibits
      1.(A) Resolution of the board of directors of CUNA Mutual Insurance Society establishing CUNA Mutual Variable Annuity Account ("Registrant"). Incorporated herein by reference to Form N-4 post-effective amendment number 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

        (B) Certified resolution of the board of directors of CUNA Mutual Insurance Society approving the merger between CUNA Mutual Insurance Society and CUNA Mutual Life Insurance Company. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

      2.     Not Applicable.

      3.(A) Amended and Restated Distribution Agreement Between CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. for Variable Annuity Contracts effective January 1, 2008. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

        (B) Amended and Restated Servicing Agreement related to the Distribution Agreement between CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. for Variable Annuity Contracts effective January 1, 2008. Incorporated herein by reference on initial registration statement to Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

        (C) Form of Selling and Services Agreement. Incorporated herein by reference to post-effective amendment number 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

      4.(A) Variable Annuity Contract. Incorporated herein by reference to post-effective amendment number 6 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

        (B) State Variations to Contract Form No. 2800. Incorporated herein by reference to post-effective amendment number 10 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 27, 2000.

        (C) TSA Endorsement. Incorporated herein by reference to post-effective amendment number 7 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 17, 1998.

        (D) IRA Endorsement. Incorporated herein by reference to post-effective amendment number 6 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

        (E) Roth IRA Endorsement. Incorporated herein by reference to post-effective amendment number 9 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 22, 1999.

        (F) Executive Benefit Plan Endorsement. Incorporated herein by reference to post-effective amendment number 8 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on February 24, 1999.

        (G) Amendment to Contract, form number 2002-VAIAMEND. Incorporated herein by reference to post-effective amendment number 12 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on February 28, 2002.

        (H) CUNA Mutual Life Insurance Company and CUNA Mutual Insurance Society Merger Endorsement effective December 31, 2007. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

      5.(A) Variable Annuity Application. Incorporated herein by reference to post-effective amendment number 8 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on February 24, 1999.

        (B) State Variations to Application Form Number 1676. Incorporated herein by reference to post-effective amendment number 9 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 22, 1999.

        (C) State Variations to Application Form No. 99-VAAPP. Incorporated herein by reference to post-effective amendment number 9 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 22, 1999.

        (D) Variable Annuity Application, Form No. VAAPP-2005. Incorporated herein by reference to post-effective amendment number 17 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 26, 2006.

      6.(A) Certificate of Existence of CUNA Mutual Insurance Society. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

        (B) Amended and Restated Articles of Incorporation of CUNA Mutual Insurance Society. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

        (C) Amended and Restated Bylaws of CUNA Mutual Insurance Society. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

         7.      Not Applicable.

   8.(A)(i) Letter Agreement between Rowe Price-Fleming International, Inc. and CUNA Mutual Life Insurance Company dated April 1, 1997. Incorporated herein by reference to post-effective amendment number 8 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on February 24, 1999.

       (ii) Amendment to Participation Agreement Among T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc., and CUNA Mutual Life Insurance Company dated October 1, 2002. Incorporated herein by reference to post-effective amendment number 14 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 29, 2003.

      (iii) Amendment to Participation Agreement Among T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc., and CUNA Mutual Insurance Society effective December 31, 2007. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

       (iv) Rule 22c-2 Shareholder Information Agreement between T. Rowe Price Investment Services, Inc. and CUNA Mutual Insurance Society dated October 16, 2006. Incorporated herein by reference to Form N-4 post effective amendment number 9 (File No. 33-73738) filed with the Commission on April 27, 2007.

        (v) Amendment to Rule 22c-2 Shareholder Information Agreement between T. Rowe Price Investment Services, Inc., and CUNA Mutual Insurance Society effective December 31, 2007. Incorporated herein by reference to initial registration statement on Form N-6 (File No. 333-148419) filed with the Commission on January 2, 2008.

     (B)(i) Participation Agreement between MFS Variable Insurance Trust and CUNA Mutual Life Insurance Company dated November 21, 1997. Incorporated herein by reference to post-effective amendment number 8 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on February 24, 1999.

       (ii) First Amendment to Participation Agreement between MFS Variable Insurance Trust, Massachusetts Financial Services Company and CUNA Mutual Insurance Society dated October 1, 2002. Incorporated herein by reference to post-effective amendment number 14 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 29, 2003.

      (iii) Amendment to Participation Agreement between MFS Variable Insurance Trust, Massachusetts Financial Services Company and CUNA Mutual Insurance Society effective December 31, 2007. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

       (iv) Rule 22c-2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and CUNA Mutual Insurance Society dated October 16, 2006. Incorporated herein by reference to Form N-4 post effective amendment number 9 (File No. 33-73738) filed with the Commission on April 27, 2007.

        (v) Amendment to Rule 22c-2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and CUNA Mutual Insurance Society effective October 16, 2006. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

     (C)(i) Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and CUNA Mutual Life Insurance Company, dated February 20, 1997. Incorporated herein by reference to post-effective amendment number 8 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on February 24, 1999.

       (ii) Amendment No. 1 between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. Variable Insurance Funds, and CUNA Mutual Life Insurance Company effective September 21, 1999. Incorporated herein by reference to post-effective amendment number 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

      (iii) Amendment No. 2 to Participation Agreement Among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and CUNA Mutual Life Insurance Company effective October 1, 2002. Incorporated herein by reference to post-effective amendment number 14 to this Form N-4 registration statement (File No. 333-73738) filed with the Commission on April 25, 2003.

       (iv) Amendment No. 3 to the Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., Panorama Series Fund, Inc. and CUNA Mutual Life Insurance Company, effective July 31, 2005.

                 Incorporated by reference to post-effective amendment number 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

        (v) Fourth Amendment to the Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and CUNA Mutual Insurance Society effective December 31, 2007. Incorporated by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

       (vi) Fifth Amendment to the Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and CUNA Mutual Insurance Society effective May 1, 2008. Incorporated by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148421) filed with the Commission on April 25, 2008.

      (vii) Sixth Amendment to the Participation Agreement between OppenheimerFunds, Inc., Oppenheimer Variable Account Funds, Panorama Series Fund, Inc. and CUNA Mutual Insurance Society effective July 8, 2008. Incorporated by reference to Form N-4 post-effective amendment number 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

     (viii) Shareholder Information Agreement between OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. and CUNA Brokerage Services, Inc. effective September 25, 2006. Incorporated herein by reference to post-effective amendment number 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

     (D)(i) Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc. dated May 1, 2004. Incorporated by reference to post-effective amendment number 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

       (ii) Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc., dated May 3, 2004. Incorporated by reference to post-effective amendment number 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

      (iii) Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc., dated June 5, 2007. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

       (iv) Amendment No. 3 to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. effective December 31, 2007. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

        (v) Amendment No. 4 to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. dated May 1, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148421) filed with the Commission on April 25, 2008.

       (vi) Rule 22c-2 Shareholder Information Agreement between Franklin Templeton Distributors, Inc. and CUNA Mutual Life Insurance Company dated April 16, 2007. Incorporated herein by reference to Form N-4 post-effective amendment no. 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

     (E)(i) Participation Agreement between PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC and CUNA Mutual Insurance Society dated May 1, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148421) filed with the Commission on April 25, 2008.

       (ii) Participation Agreement Amendment 1, between PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC and CUNA Mutual Insurance Society dated May 1, 2008. Incorporated herein by reference to post-effective amendment number 4 to Form N-4 (File No. 333-148426) filed with the Commission on November 24, 2008.

      (iii) Selling Agreement between Allianz Global Investors Distributors LLC and CUNA Brokerage Services, Inc. effective May 1, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148421) filed with the Commission on April 25, 2008.

       (iv) Services Agreement between Allianz Global Investors Distributors LLC and CUNA Brokerage Services, Inc., effective May 1, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

     (F)(i) Participation Agreement between AIM Variable Insurance Funds, AIM Distributors, Inc., CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc., dated October 1, 2002. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148421) filed with the Commission on April 25, 2008.

       (ii) Amendment No. 1 between AIM Variable Insurance Funds, AIM Distributors, Inc., CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc., effective May 1, 2004. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148421) filed with the Commission on April 25, 2008.

      (iii) Amendment No. 2 to the Participation Agreement between AIM Investments and CUNA Mutual Insurance Society dated March 19, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148421) filed with the Commission on April 25, 2008.

       (iv) Distribution Agreement between CUNA Brokerage Services, Inc. and Invesco AIM Distributors, Inc., dated April 9, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148421) filed with the Commission on April 25, 2008.

        (v) Rule 22c-2 Shareholder Information Agreement between AIM Investment Services, Inc. and CUNA Mutual Insurance Society effective October 16, 2006. Incorporated herein by reference to Form N-4 post-effective amendment number 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

     (G)(i) Participation Agreement between Van Kampen Life Investment Trust, Van Kampen Asset Management, Van Kampen Funds Inc. and CUNA Mutual Insurance Society dated May 1, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148421) filed with the Commission on April 25, 2008.

       (ii) Amendment to Participation Agreement between Van Kampen Life Investment Trust, Van Kampen Asset Management, Van Kampen Funds Inc. and CUNA Mutual Insurance Society dated June 15, 2008. Incorporated herein by reference to Form N-4 post-effective amendment number 1 (File No. 333-148426) filed with the Commission on November 24, 2008.

     (H)(i) Amended and Restated Fund Participation Agreement between Ultra Series Fund, Mosaic Funds Distributor, LLC and CUNA Mutual Insurance Society dated June 30, 2009. Incorporated herein by reference to post-effective amendment number 9 (File No. 333-148426) filed with the Commission on July 10, 2009.

       (ii) Rule 22c-2 Shareholder Information Agreement between Ultra Series Fund and CUNA Mutual Insurance Society dated October 16, 2006.

                 Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

      (iii) Amendment to Amended and Restated Fund Participation Agreement between Ultra Series Fund, Mosaic Funds Distributor, LLC and CUNA Mutual Insurance Society dated September 8, 2009. Incorporated herein by reference to post-effective amendment number 11 (File No. 333-148426) filed with the Commission on October 16, 2009.

       (iv) Amendment No. 2 to Amended and Restated Fund Participation Agreement between Ultra Series Fund, Mosaic Funds Distributor, LLC and CUNA Mutual Insurance Society dated December 4, 2009. Incorporated herein by reference to post-effective amendment number 12 (File No. 333-148426) filed with the Commission on February 4, 2010.

        (I) Administrative Services Agreement between CUNA Mutual Life Insurance Society and AIM Advisors, Inc. dated October 1, 2002. Incorporated herein by reference to post-effective amendment number 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

     (J)(i) Administrative Services Agreement between Franklin Templeton Services, LLC and CUNA Mutual Insurance Society dated March 31, 2008. Incorporated herein by reference to post-effective amendment number 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

       (ii) Amendment No. 1 to Administrative Services Agreement between Franklin Templeton Services, LLC and CUNA Mutual Insurance Society dated September 10, 2008. Incorporated herein by reference to post-effective amendment number 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

        (K) Administrative Services Letter between MFS Investment Management and CUNA Mutual Insurance Society effective October 1, 2008. Incorporated herein by reference to post-effective amendment number 2 (File No. 333-148420) filed with the Commission on April 27, 2009.

     (L)(i)  Letter Agreement between CUNA Mutual Life Insurance Company and
             T. Rowe Price Associates, Inc. dated September 16, 2002. Incorporated herein by reference to post-effective amendment number 2 (File No. 333-148420) filed with the Commission on April 27, 2009.

       (ii) Supplement for Personal Services between CUNA Mutual Insurance Society and T. Rowe Price Investment Services, Inc. date July 31, 2008. Incorporated herein by reference to post-effective amendment number 2 (File No. 333-148420) filed with the Commission on April 27, 2009.

     (M)(i) Administrative Services Letter Agreement between Van Kampen Life Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management and CUNA

             Mutual Insurance Society dated January 1, 2009. Incorporated herein by reference to post-effective amendment number 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

       (ii) Shareholder Services Agreement between Van Kampen Funds, Inc., and CUNA Mutual Insurance Society dated May 1, 2008. Incorporated herein by reference to post-effective amendment number 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

        (N) Services Agreement between Pacific Investment Management Company LLC ("PIMCO") and CUNA Mutual Insurance Society effective May 1, 2008. Incorporated herein by reference to post-effective amendment number 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

     (O)(i) Services Letter Agreement between CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. dated July 10, 2008. Incorporated herein by reference to post-effective amendment number 44 to Form N-1A (File No. 002-87775) filed with the Commission on April 17, 2009.

       (ii) Services Letter Agreement between CUNA Mutual Insurance Society and Mosaic Funds Distributor, LLC dated June 30, 2009. Incorporated herein by reference to post-effective amendment number 9 (File No. 333-148426) filed with the Commission on July 10, 2009.

         9. Opinion of Counsel from Pamela M. Krill, Esquire. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148421) filed with the Commission on April 25, 2008.

        10.  i)    Deloitte & Touche LLP Consent. Filed herewith.
             ii)   KPMG Consent. Filed herewith.
             iii)  Ernst & Young LLP Consent. Filed herewith.

        11.  Not applicable.

        12.  Not applicable.

        13. Powers of Attorney. Incorporated herein by reference to post-effective amendment number 11 (File No. 333-148426) filed with the Commission on October 16, 2009.
--------------------------------------------------------------------------------
         A.  Power Attorney (Eldon R. Arnold).
--------------------------------------------------------------------------------
         B.  Power Attorney (Loretta M. Burd).
--------------------------------------------------------------------------------
         C.  Power Attorney (Joseph J. Gasper, Jr.).
--------------------------------------------------------------------------------
         D.  Power Attorney (Bert J. Hash, Jr.).
--------------------------------------------------------------------------------
         E.  Power Attorney (Robert J. Marzec).
--------------------------------------------------------------------------------
         F.  Power Attorney (Victoria W. Miller).
--------------------------------------------------------------------------------
         G.  Power Attorney (C. Alan Peppers).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         H.  Power Attorney (Jeff Post).
--------------------------------------------------------------------------------
         I.  Power Attorney (Randy M. Smith).
--------------------------------------------------------------------------------
         J.  Power Attorney (Farouk D. G. Wang).
--------------------------------------------------------------------------------
         K.  Power Attorney (Larry T. Wilson).
--------------------------------------------------------------------------------
         L.  Power Attorney (James W. Zilinski).
--------------------------------------------------------------------------------

ITEM 25.  DIRECTORS AND OFFICERS OF CUNA MUTUAL INSURANCE SOCIETY

NAME AND PRINCIPAL BUSINESS ADDRESS        POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------        ------------------------------------

Eldon R. Arnold                            Director
5401 West Dirksen Pkwy
Peoria, IL 61607

Loretta M. Burd                            Director
1430 National Road
Columbus, IN 47201

Joseph J. Gasper, Jr.                      Director & Vice Chairman of the Board
5525 Parkcenter Circle
Dublin, OH 73017

Bert J. Hash, Jr.                          Director
7 East Redwood Street, 17th Floor
Baltimore, MD 21202

Robert J. Marzec                           Director
Retired

Victoria W. Miller                         Director
One CNN Center
Atlanta, GA 30303

C. Alan Peppers                            Director & Chairman of the Board
3700 East Alameda Avenue
Denver, CO 80209

Jeff Post                                  Director
5910 Mineral Point Road
Madison, WI 53705

Randy M. Smith                             Director
1 Randolph Brooks Parkway
Live Oak, TX 78223

Farouk D.G. Wang                           Director
2525 Maile Way
Honolulu, HI 96822

Larry T. Wilson                            Director
1000 Saint Albans Drive
Raleigh, NC 27609

James W. Zilinski                          Director
700 South Street
Pittsfield, MA 01201

EXECUTIVE OFFICERS
David P. Marks*                 CUNA Mutual Insurance Society
                                Executive Vice President and
                                Chief Investment Officer

Gerald Pavelich*                CUNA Mutual Insurance Society
                                Treasurer, Executive Vice President and
                                Chief Financial Officer

Andy Napoli*                    CUNA Mutual Insurance Society
                                Executive Vice President and
                                Chief Administrative Officer

Jeff Post*                      CUNA Mutual Insurance Society
                                President and Chief Executive Officer

Robert N. Trunzo*               CUNA Mutual Insurance Society
                                Executive Vice President and
                                Chief Operating Officer

*   Principal place of business is 5910 Mineral Point Road, Madison, WI 53705.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.
The registrant is a segregated asset account of CUNA Mutual Insurance Society and is therefore owned and controlled by CUNA Mutual Insurance Society. CUNA Mutual Insurance Society is a mutual life insurance company and therefore is controlled by its contractowners. Various companies and other entities are controlled by CUNA Mutual Insurance Society and may be considered to be under common control with the registrant or CUNA Mutual Insurance Society. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.

                          CUNA Mutual Insurance Society
                   Organizational Chart As Of April 5, 2010

CUNA MUTUAL INSURANCE SOCIETY
STATE OF DOMICILE: IOWA

CUNA MUTUAL INSURANCE SOCIETY, EITHER DIRECTLY OR INDIRECTLY, IS THE CONTROLLING COMPANY OF THE FOLLOWING WHOLLY-OWNED SUBSIDIARIES, ALL OF WHICH ARE INCLUDED IN CUNA MUTUAL INSURANCE SOCIETY'S CONSOLIDATED FINANCIAL STATEMENTS:

1.  CUNA Mutual Investment Corporation
    State of domicile: Wisconsin

    CUNA Mutual Investment Corporation is the owner of the following subsidiaries:

     a.  CUMIS Insurance Society, Inc.
         State of domicile: Iowa

         CUMIS Insurance Society, Inc. is the owner of the following subsidiary:

         (1)  CUMIS Specialty Insurance Company, Inc.
              State of domicile: Iowa

     b.  CUNA Brokerage Services, Inc.
         State of domicile: Wisconsin

     c.  CUNA Mutual General Agency of Texas, Inc.
         State of domicile: Texas

     d.  MEMBERS Life Insurance Company
         State of domicile: Iowa

     e.  International Commons, Inc.
         State of domicile: Wisconsin

     f.  CUNA Mutual Insurance Agency, Inc.
         State of domicile: Wisconsin

     g.  Stewart Associates Incorporated
         State of domicile: Wisconsin

     h.  CUNA Mutual Business Services, Inc.
         State of domicile: Wisconsin

     i.  MEMBERS Capital Advisors, Inc.
         State of domicile: Iowa

     j.  CMG Co-Investment Fund GP, Inc.
         State of domicile: Delaware

     k.  CMG Student Lending Services, LLC
         State of domicile: Delaware

     l.  CPI Qualified Plan Consultants, Inc.
         State of domicile: Delaware

     m.  MEMBERS Financial Services, Inc.
         State of domicile: Texas

     n.  Producers Ag Insurance Group, Inc.
         100% ownership by CUNA Mutual Investment Corporation
         State of domicile: Delaware

         (i)  Pro Ag Management, Inc.
              100% ownership by Producers Ag Insurance Group, Inc. State of domicile: Illinois

              a.  Producers Agriculture Insurance Company
                  100% ownership by Producers Ag Insurance Group, Inc. State of domicile: Texas

                  (i). Crop Hail Management, Inc.
                       100% ownership by Producers Agriculture Insurance Company State of domicile: Texas

         (ii) Producers Lloyds Insurance Company
              100% controlled by Producers Ag Insurance Group, Inc. State of domicile: Texas

2.  CUNA Mutual Holdings Ltd.
    Country of domicile: Trinidad and Tobago

3.  CUNA Caribbean Insurance Society Limited
    Country of domicile: Trinidad and Tobago

    CUNA Mutual Caribbean Holding Ltd. is the owner of the following subsidiary:

    a.  CUNA Caribbean Insurance Services Limited
        Country of domicile: Trinidad and Tobago

4.  CUNA Mutual Australia Holding Company Pty. Ltd.
    Country of domicile: Australia

    CUNA Mutual Australia Holding Company Pty. Ltd. is the owner of the following subsidiaries:

    a.  CUNA Mutual Life Australia, Limited
        Country of domicile: Australia

    b.  CUNA Mutual Australia, Ltd.
        Country of domicile: Australia

    CUNA Mutual Australia Ltd. is the owner of the following subsidiaries:

    (1) Members Financial Services Ltd.
        Country of domicile: Australia

        (a) CUNA Mutual Underwriting [Agencies] Pty Ltd.
            Country of domicile: Australia

    (2) CUNA Mutual Technology Services Australia Pty Ltd.
        Country of domicile: Australia

5.  CUNA Mutual Group Holdings Europe, Ltd.
    Country of domicile: Ireland

    CUNA Mutual Group Holdings Europe, Ltd. is the owner of the following subsidiaries:

    a.  CUNA Mutual Group Services (Ireland) Limited
        Country of domicile: Ireland

    b.  CUNA Mutual Life Assurance (Europe), Limited
        Country of domicile: Ireland

    c.  CUNA Mutual Insurance (Europe) Limited
        (was CUNA Mutual General Risk Services (Ireland) Limited)
        Country of domicile: Ireland

    d.  CUNA Mutual Group, Limited
        Country of domicile: United Kingdom

6.  CUMIS Bermuda Limited
    Country of domicile: Bermuda

7.  6834 Hollywood Boulevard, LLC
    State of domicile: Delaware

8.  CMIA Wisconsin, Inc.
    State of domicile: Wisconsin

    CMIA Wisconsin, Inc. is the owner of the following subsidiary:

    a.  League Insurance Agency, Inc.
        State of domicile: Connecticut

        League Insurance Agency, Inc. is the owner of the following subsidiary:

        (1) Member Protection Insurance Plans, Inc.
            State of domicile: Connecticut

9.  CMG Servicious de Mexico, S. de R. L. de C.V.
    80% ownership by CUNA Mutual Insurance Society
    20% ownership by CUNA Mutual Investment Corporation
    Country of domicile: Mexico

CUNA MUTUAL INSURANCE SOCIETY, EITHER DIRECTLY OR THROUGH A WHOLLY-OWNED SUBSIDIARY, MAY CONTROL THE FOLLOWING COMPANIES, EACH OF WHICH IS NOT INCLUDED IN CUNA MUTUAL INSURANCE SOCIETY'S CONSOLIDATED FINANCIAL STATEMENT (EXCEPT PRODUCERS LLOYDS INSURANCE COMPANY) PURSUANT TO APPLICABLE REGULATION:

1.  MEMBERS Development Company, LLC
    49% ownership by CUNA Mutual Investment Corporation
    State of domicile: Wisconsin

    MEMBERS Development Company, LLC, either directly or through a wholly-owned subsidiary, has a partial ownership interest in the following:

    a.  Brightleaf Financial Network, LLC
        63.58% ownership by MEMBERS Development Company, LLC
        State of domicile: Wisconsin

    b.  Procura, LLC
        25% owenership by MEMBERS Development Company, LLC
        State of domicile: California

2.  MEMBERS Trust Company
    16.4% ownership by CUNA Mutual Insurance Society
    State of domicile: Florida

3.  CMG Mortgage Insurance Company
    50% ownership by CUNA Mutual Insurance Society
    State of domicile: Wisconsin

4.  CMG Mortgage Assurance Company
    50% ownership by CUNA Mutual Insurance Society
    State of domicile: Wisconsin

    (i)  CMG Mortgage Reinsurance Company
         100% CMG Mortgage Assurance Company
         State of domicile: Wisconsin

5.  CM CUSO Limited Partnership
    General partner: CUMIS Insurance Society, Inc.
    State of domicile: Washington

6.  Benefits Partner, LLC
    State of domicile: Michigan

ITEM 27.  NUMBER OF CONTRACTOWNERS

      As of February 28, 2010 there were 3,859 non-qualified contracts outstanding and 6,612 qualified contracts outstanding.

ITEM 28.  INDEMNIFICATION.

      Section 10 of the Amended and Restated Bylaws of CUNA Mutual Insurance Society and Article XI of CUNA Mutual Insurance Society Amended and Restated Articles of Incorporation together provide for indemnification of officers or directors of CUNA Mutual Insurance Society against claims and liabilities the officers or directors become subject to by reason of having served as officer or director of CUNA Mutual Insurance Society or any subsidiary or affiliate company. Such indemnification covers liability for all actions alleged to have been taken, omitted, or neglected by such person in the line of duty as director or officer, except liability arising out of the officers' or directors' willful misconduct.

      Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

      (a) CUNA Brokerage Services, Inc. is the principal underwriter for the Registrant as well as for the CUNA Mutual Variable Life Insurance Account.

      (b)   Officers and Directors of CUNA Brokerage Services, Inc.

          NAME AND PRINCIPAL      POSITIONS AND OFFICE WITH UNDERWRITER
           BUSINESS ADDRESS

      Kevin R. Cummer**                Secretary & Treasurer

      Timothy Halevan**                Vice President, Chief Compliance Officer

      Ross D. Hansen*                  Vice President, Associate General Counsel

      James H. Metz*                   President/CEO, Chairman and Director

      Kevin S. Thompson*               Director

      Mark T. Warshauer*               Director

*The principal business address of these persons is: 5910 Mineral Point Road, Madison, Wisconsin 53705.
**The principal business address of these persons is: 2000 Heritage Way, Waverly, Iowa 50677.

      (c) CUNA Brokerage Services, Inc. is the only principal underwriter. The services provided by CUNA Brokerage Services, Inc. are set forth in the Amended and Restated Distribution Agreement and Amended and Restated Servicing Agreement filed as exhibits to this registration statement.

---------------------------------------------------------------------------------------------------
               (1)                      (2)               (3)            (4)              (5)
 Name of Principal Underwriter          Net          Compensation      Brokerage      Compensation
                                    Underwriting     on Redemption    Commissions
                                    Discounts and
                                    Commissions
---------------------------------------------------------------------------------------------------
CUNA Brokerage Services, Inc.        $1,078,797*           0            $819,886        $258,911
---------------------------------------------------------------------------------------------------

*Information as of December 31, 2009.

ITEM 30.  LOCATION BOOKS AND RECORDS

      All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by CUNA Mutual Insurance Society at 2000 Heritage Way, Waverly, Iowa 50677 or at MEMBERS Capital Advisors, Inc. or CUNA Mutual Insurance Society, both at 5910 Mineral Point Road, Madison, Wisconsin 53705.

ITEM 31.  MANAGEMENT SERVICES

      All management contracts are discussed in Part A or Part B of this registration statement.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

      (a) The Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the Contracts offered herein are being accepted.

      (b) The Registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove and send to CUNA Mutual Insurance Society for a statement of additional information.

      (c) The Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to CUNA Mutual Insurance Society at the address or phone number listed in the Prospectus.

      (d) CUNA Mutual Insurance Society represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

      (e) CUNA Mutual Insurance Society represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by CUNA Mutual Insurance Society.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed in its behalf by the undersigned, duly authorized, in the City of Madison, and State of Wisconsin as of 28 day of April, 2010.

                             CUNA MUTUAL VARIABLE ANNUITY ACCOUNT (REGISTRANT)

                        By:   /s/ Jeff Post
                             ---------------------------------------------------
                              Jeff Post
                              President and Chief Executive Officer, CUNA Mutual
                              Insurance Society

                              CUNA MUTUAL INSURANCE SOCIETY (DEPOSITOR)

                        By:   /s/ Jeff Post
                             ---------------------------------------------------
                              Jeff Post
                              President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities as of the dates indicated.

SIGNATURE AND TITLE                                            DATE

By:   /s/ Andrew Michie                                       April 28, 2010
     -------------------------------------------------
      Andrew Michie
      Sr. VP - Corporate Controller

By:   /s/ Gerald Pavelich                                     April 28, 2010
     -------------------------------------------------
      Gerald Pavelich
      Treasurer, Executive Vice President and Chief
      Financial Officer

By:   /s/ Jeff Post                                           April 28, 2010
     -------------------------------------------------
      Jeff Post
      Director, President and Chief Executive Officer

By:   *                                                       April 28, 2010
     -------------------------------------------------
      Eldon R. Arnold
      Director

By:   *                                                       April 28, 2010
     -------------------------------------------------
      Loretta M. Burd
      Director

By:   *                                                       April 28, 2010
     -------------------------------------------------
      Joseph J. Gasper
      Director and Vice Chairman of the Board

By:   *                                                       April 28, 2010
     -------------------------------------------------
      Bert J. Hash, Jr.
      Director

By:   *                                                       April 28, 2010
     -------------------------------------------------
      Robert J. Marzec
      Director

By:   *                                                       April 28, 2010
     -------------------------------------------------
      Victoria W. Miller
      Director

By:   *                                                       April 28, 2010
     -------------------------------------------------
      C. Alan Peppers
      Director and Chairman of the Board

By:   *                                                       April 28, 2010
     -------------------------------------------------
      Randy M. Smith
      Director

By:   *                                                       April 28, 2010
     -------------------------------------------------
      Farouk D. G. Wang
      Director

By:   *                                                       April 28, 2010
     -------------------------------------------------
      Larry T. Wilson
      Director

By:   *                                                       April 28, 2010
     -------------------------------------------------
      James W. Zilinski
      Director

*Signed pursuant to Power of Attorney dated August 13, 2009, filed electronically with post-effective amendment number 11 (File No. 333-148426) filed with the Commission on October 16, 2009.

By:    /s/ Kerry A. Jung
     -------------------------------------------------
       Kerry A. Jung
       Lead Attorney

                                  EXHIBIT INDEX

10.  i)   Deloitte & Touche LLP Consent.
     ii)  KPMG Consent.
     iii) Ernst & Young LLP Consent.